UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED ANNUAL REPORT]

Semi-Annual Report June 30, 2011

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 28 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Commodities Return Strategy Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments as a cash management strategy, to seek to enhance returns or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,044.00	$ 2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$ 2.21

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio	1

Growth Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.2%)
	Abercrombie & Fitch Co. - Class A	43,500	2,911
*	Amazon.com, Inc.	54,700	11,186
	Arcos Dorados Holdings, Inc. - Class A	29,400	620
	Coach, Inc.	94,600	6,048
	DeVry, Inc.	60,100	3,554
*	DIRECTV - Class A	114,900	5,839
*	Discovery Communications, Inc.	103,800	3,794
	The Home Depot, Inc.	109,200	3,955
	Johnson Controls, Inc.	139,200	5,799
	Kohl’s Corp.	68,700	3,436
*	Las Vegas Sands Corp.	92,100	3,887
	Limited Brands, Inc.	84,100	3,234
	McDonald’s Corp.	99,700	8,407
	NIKE, Inc. - Class B	31,600	2,843
*	O’Reilly Automotive, Inc.	48,600	3,184
*	Priceline.com, Inc.	12,200	6,245
	Starbucks Corp.	106,300	4,198
	The Walt Disney Co.	172,600	6,738

	Total		85,878

	Consumer Staples (6.7%)
	The Coca-Cola Co.	122,500	8,243
	Costco Wholesale Corp.	101,800	8,270
	CVS Caremark Corp.	120,529	4,530
	The Estee Lauder Cos., Inc. - Class A	26,400	2,777
*	Hansen Natural Corp.	33,000	2,671
	Mead Johnson Nutrition Co.	52,400	3,540
	Philip Morris International, Inc.	112,600	7,518

	Total		37,549

	Energy (9.0%)
	Anadarko Petroleum Corp.	81,900	6,287
	Apache Corp.	21,000	2,591
	Halliburton Co.	188,300	9,603
	Occidental Petroleum Corp.	94,600	9,842
	Petroleo Brasileiro SA, ADR	156,300	5,292
	Schlumberger, Ltd.	154,000	13,306
*	Weatherford International, Ltd.	193,000	3,619

	Total		50,540

	Financials (6.5%)
	American Express Co.	174,100	9,001
	The Goldman Sachs Group, Inc.	46,700	6,216
	Invesco, Ltd.	283,000	6,622
	JPMorgan Chase & Co.	166,000	6,796

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	MetLife, Inc.	106,700	4,681
	Wells Fargo & Co.	117,900	3,308

	Total		36,624

	Health Care (11.1%)
*	Alexion Pharmaceuticals, Inc.	90,900	4,275
	Allergan, Inc.	61,700	5,136
	AmerisourceBergen Corp.	134,800	5,581
*	Celgene Corp.	95,100	5,736
*	Cerner Corp.	54,000	3,300
	Covidien PLC	69,300	3,689
*	Express Scripts, Inc.	165,400	8,928
*	Health Management Associates, Inc. - Class A	370,500	3,994
*	Intuitive Surgical, Inc.	11,700	4,354
	Pharmaceutical Product Development, Inc.	150,100	4,029
	Teva Pharmaceutical Industries, Ltd., ADR	105,100	5,068
*	Thermo Fisher Scientific, Inc.	133,700	8,609

	Total		62,699

	Industrials (12.7%)
	Caterpillar, Inc.	45,300	4,823
	Cummins, Inc.	38,100	3,943
	Danaher Corp.	164,750	8,730
	Dover Corp.	114,650	7,773
	FedEx Corp.	81,650	7,745
*	Foster Wheeler AG	84,300	2,561
	Honeywell International, Inc.	133,500	7,955
	Illinois Tool Works, Inc.	125,300	7,078
	PACCAR, Inc.	99,800	5,099
	Precision Castparts Corp.	24,300	4,001
	Union Pacific Corp.	79,900	8,342
	United Technologies Corp.	44,350	3,925

	Total		71,975

	Information Technology (29.7%)
	Amphenol Corp. - Class A	46,200	2,494
*	Apple, Inc.	98,300	32,996
	Avago Technologies, Ltd.	150,200	5,708
*	Baidu, Inc., ADR	45,300	6,348
*	BMC Software, Inc.	70,900	3,878
	Broadcom Corp. - Class A	176,650	5,943
*	Check Point Software Technologies, Ltd.	62,900	3,576
	Cisco Systems, Inc.	279,000	4,355
*	Citrix Systems, Inc.	65,700	5,256
*	Cognizant Technology Solutions Corp. - Class A	103,100	7,561
*	EMC Corp.	369,200	10,172

	Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Google, Inc. - Class A	29,842	15,111
	International Business Machines Corp.	61,200	10,499
*	Juniper Networks, Inc.	72,100	2,271

	MasterCard, Inc. - Class A	33,000	9,944
	Microsoft Corp.	351,800	9,147
	Oracle Corp.	511,400	16,830
	Qualcomm, Inc.	214,400	12,176
	Western Union Co.	183,100	3,668

	Total		167,933

	Materials (4.6%)
	Freeport-McMoRan Copper & Gold, Inc.	119,700	6,332
	LyondellBasell Industries NV - Class A	171,400	6,602
	Potash Corp. of Saskatchewan, Inc.	128,100	7,301
	Praxair, Inc.	54,400	5,896

	Total		26,131

	Telecommunication Services (1.7%)
*	American Tower Corp. - Class A	186,300	9,749

	Total		9,749

	Total Common Stocks (Cost: $446,947)		549,078

	Short-Term Investments (2.6%)

	Federal Government & Agencies (0.5%)
	Federal Home Loan Bank, 0.08%, 7/15/11	3,000,000	3,000

	Total		3,000

	Miscellaneous Business Credit Institutions (0.9%)
	Paccar Financial Corp., 0.10%, 7/27/11	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.3%)
(b)	Devon Energy Corp., 0.15%, 7/1/11	1,600,000	1,600

	Total		1,600

The Accompanying Notes are an Integral Part of the Financial Statements.

2	Growth Stock Portfolio

Growth Stock Portfolio

Short-Term Investments (2.6%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (0.9%)
Atlantic Asset Securitization LLC, 0.16%, 7/21/11	5,000,000	4,999

Total		4,999

Total Short-Term Investments (Cost: $14,599)		14,599

Total Investments (99.8%) (Cost: $461,546)(a)		563,677

Other Assets, Less Liabilities (0.2%)		1,284

Net Assets (100.0%)		564,961

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $461,546 and the net unrealized appreciation of investments based on that cost was $102,131 which is comprised of $110,767 aggregate gross unrealized appreciation and $8,636 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $8,189)	130	9/11	$361

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$549,078	$-		$-
Short-Term Investments	-	14,599		-
Other Financial Instruments - Futures^	361	-		-
Total	$549,439	$14,599	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio	3

Focused Appreciation Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest in derivative instruments for hedging purposes to earn income and to seek to enhance returns. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,025.80	$ 3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$ 3.66

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.5%)
	Compagnie Financiere Richemont SA, ADR	1,337,235	8,786
*	Ford Motor Co.	697,770	9,622
	Limited Brands, Inc.	334,465	12,860
	News Corp. - Class A	810,975	14,354
	NIKE, Inc. - Class B	51,910	4,671

	Total		50,293

	Consumer Staples (0.9%)
	Anheuser-Busch InBev NV, ADR	49,015	2,843

	Total		2,843

	Energy (6.9%)
	Baker Hughes, Inc.	126,880	9,207
	Halliburton Co.	179,005	9,129
*	Southwestern Energy Co.	90,510	3,881

	Total		22,217

	Financials (5.1%)
	The Charles Schwab Corp.	474,564	7,806
	Prudential PLC, ADR	375,432	8,684

	Total		16,490

	Health Care (13.9%)
*	Celgene Corp.	337,050	20,331
*	Intuitive Surgical, Inc.	6,650	2,474
*	Medco Health Solutions, Inc.	287,652	16,258
*	Vertex Pharmaceuticals, Inc.	116,978	6,082

	Total		45,145

	Industrials (15.8%)
	C.H. Robinson Worldwide, Inc.	101,730	8,020
	FANUC, Ltd., ADR	543,285	15,212
	Iron Mountain, Inc.	59,892	2,042
	Precision Castparts Corp.	84,380	13,893
	United Parcel Service, Inc. - Class B	164,950	12,030

	Total		51,197

	Information Technology (28.8%)
*	Adobe Systems, Inc.	221,260	6,959
	Amphenol Corp. - Class A	75,710	4,087
*	Apple, Inc.	70,694	23,730
*	eBay, Inc.	625,416	20,182
*	EMC Corp.	497,420	13,704
	Microsoft Corp.	470,895	12,243
	Oracle Corp.	287,305	9,455
	TE Connectivity, Ltd.	80,595	2,963

	Total		93,323

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (4.5%)
*	Ivanhoe Mines, Ltd.	573,337	14,506

	Total		14,506

	Telecommunication Services (2.6%)
*	Crown Castle International Corp.	206,730	8,433

	Total		8,433

	Total Common Stocks (Cost: $246,434)		304,447

	Short-Term Investments (7.7%)

	Federal Government & Agencies (7.3%)
	Federal Home Loan Bank, 0.005%, 8/8/11	2,000,000	2,000
	Federal Home Loan Bank, 0.03%, 9/19/11	4,800,000	4,799
	Federal Home Loan Bank, 0.05%, 8/8/11	8,500,000	8,500
	Federal Home Loan Bank, 0.072%, 8/31/11	1,100,000	1,100
	Federal Home Loan Bank, 0.08%, 8/31/11	5,100,000	5,100
	Federal Home Loan Bank, 0.085%, 8/31/11	2,100,000	2,100

	Total		23,599

	Short Term Business Credit (0.4%)
	Falcon Asset Securitization Co. LLC, 0.03%, 7/1/11	1,400,000	1,400

	Total		1,400

	Total Short-Term Investments (Cost: $24,998)		24,999

	Total Investments (101.7%) (Cost: $271,432)(a)		329,446

	Other Assets, Less Liabilities (-1.7%)		(5,584)

	Net Assets (100.0%)		323,862

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio	5

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $271,432 and the net unrealized appreciation of investments based on that cost was $58,014 which is comprised of $60,813 aggregate gross unrealized appreciation and $2,799 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$304,447	$-	$-
Short-Term Investments	-	24,999	-
Other Financial Instruments^	-	-	-
Total	$304,447	$24,999	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

6	Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments to seek to generate income or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,037.80	$ 2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$ 2.27

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio	7

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
	Consumer Discretionary (10.1%)
	Abercrombie & Fitch Co. - Class A	33,900	2,269
*	Amazon.com, Inc.	9,700	1,983
	Coach, Inc.	57,200	3,657
*	DIRECTV - Class A	81,700	4,152
*	Discovery Communications, Inc.	73,700	2,694
*	Ford Motor Co.	200,200	2,761
	Fortune Brands, Inc.	42,300	2,697
	The Home Depot, Inc.	115,400	4,180
	Johnson Controls, Inc.	98,100	4,087
	Limited Brands, Inc.	50,000	1,922
	McDonald’s Corp.	68,600	5,784
	The Walt Disney Co.	137,500	5,368

	Total		41,554

	Consumer Staples (9.4%)
	The Coca-Cola Co.	127,600	8,586
	Costco Wholesale Corp.	59,400	4,826
	CVS Caremark Corp.	101,422	3,811
*	Hansen Natural Corp.	20,100	1,627
	Mead Johnson Nutrition Co.	45,400	3,067
	PepsiCo, Inc.	77,800	5,479
	Philip Morris International, Inc.	107,400	7,171
	The Procter & Gamble Co.	62,162	3,952

	Total		38,519

	Energy (13.4%)
	Anadarko Petroleum Corp.	66,600	5,112
	Chevron Corp.	79,100	8,135
	Exxon Mobil Corp.	181,249	14,750
	Halliburton Co.	108,700	5,544
	Occidental Petroleum Corp.	72,400	7,532
	Petroleo Brasileiro SA, ADR	111,900	3,789
	Schlumberger, Ltd.	93,100	8,044
*	Weatherford International, Ltd.	117,800	2,209

	Total		55,115

	Financials (13.8%)
	American Express Co.	124,100	6,416
	Citigroup, Inc.	95,180	3,963
	CME Group, Inc. - Class A	5,900	1,720
	The Goldman Sachs Group, Inc.	49,800	6,628
	Invesco, Ltd.	198,200	4,638
	JPMorgan Chase & Co.	268,296	10,984
	MetLife, Inc.	164,900	7,234
	PNC Financial Services Group, Inc.	42,430	2,529
	SunTrust Banks, Inc.	104,300	2,691
	The Travelers Cos., Inc.	26,800	1,565

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Wells Fargo & Co.	288,300	8,090

	Total		56,458

	Health Care (12.6%)
*	Alexion Pharmaceuticals, Inc.	31,000	1,458
	Allergan, Inc.	38,500	3,205
	AmerisourceBergen Corp.	77,100	3,192
	Bristol-Myers Squibb Co.	183,500	5,314
*	Celgene Corp.	32,695	1,972
*	Cerner Corp.	40,800	2,493
	Covidien PLC	56,900	3,029
*	Express Scripts, Inc.	73,600	3,973
*	Health Management Associates, Inc. - Class A	283,600	3,057
*	Intuitive Surgical, Inc.	3,000	1,116
	Johnson & Johnson	38,300	2,548
	Pfizer, Inc.	390,200	8,038
	Pharmaceutical Product Development, Inc.	111,100	2,982
	Teva Pharmaceutical Industries, Ltd., ADR	36,800	1,775
*	Thermo Fisher Scientific, Inc.	84,500	5,441
	UnitedHealth Group, Inc.	40,300	2,079

	Total		51,672

	Industrials (10.4%)
	Caterpillar, Inc.	31,900	3,396
	Cummins, Inc.	27,600	2,856
	Danaher Corp.	89,859	4,762
	Dover Corp.	70,850	4,804
	FedEx Corp.	58,450	5,544
*	Foster Wheeler AG	62,500	1,899
	Honeywell International, Inc.	99,050	5,902
	Illinois Tool Works, Inc.	65,400	3,695
	PACCAR, Inc.	80,650	4,120
	Precision Castparts Corp.	8,400	1,383
	Union Pacific Corp.	41,800	4,364

	Total		42,725

	Information Technology (18.5%)
*	Apple, Inc.	37,300	12,520
	Avago Technologies, Ltd.	102,600	3,899
	Broadcom Corp. - Class A	103,600	3,485
*	Check Point Software Technologies, Ltd.	40,600	2,308
	Cisco Systems, Inc.	188,900	2,949
*	Cognizant Technology Solutions Corp. - Class A	36,600	2,684
*	EMC Corp.	146,300	4,031
*	Google, Inc. - Class A	9,700	4,912
	Hewlett-Packard Co.	73,700	2,683
	Intel Corp.	105,000	2,327
	International Business Machines Corp.	54,600	9,367

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Juniper Networks, Inc.	17,300	545
	MasterCard, Inc. - Class A	12,300	3,706
	Microsoft Corp.	313,500	8,151
	Oracle Corp.	241,200	7,938
	Qualcomm, Inc.	77,100	4,378

	Total		75,883

	Materials (4.1%)
	The Dow Chemical Co.	95,000	3,420
	Freeport-McMoRan Copper & Gold, Inc.	56,900	3,010
	LyondellBasell Industries NV - Class A	55,500	2,138
	Potash Corp. of Saskatchewan, Inc.	97,000	5,528
	Praxair, Inc.	25,300	2,742

	Total		16,838

	Telecommunication Services (3.0%)
*	American Tower Corp. - Class A	122,400	6,405
	Verizon Communications, Inc.	152,500	5,678

	Total		12,083

	Utilities (2.4%)
	American Electric Power Co., Inc.	72,300	2,724
	American Water Works Co., Inc.	160,600	4,730
	PG&E Corp.	56,900	2,391

	Total		9,845

	Total Common Stocks (Cost: $340,143)		400,692

	Short-Term Investments (1.4%)

	Oil and Gas (1.4%)
	Devon Energy Corp., 0.15%, 7/1/11	5,900,000	5,900

	Total Short Term Investments (Cost: $5,900)		5,900

	Total Investments (99.1%) (Cost: $346,043)(a)		406,592

	Other Assets, Less Liabilities (0.9%)		3,585

	Net Assets (100.0%)		410,177

The Accompanying Notes are an Integral Part of the Financial Statements.

8	Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $346,043 and the net unrealized appreciation of investments based on that cost was $60,549 which is comprised of $69,673 aggregate gross unrealized appreciation and $9,124 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1– Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$400,692	$-	$-
Short-Term Investments	-	5,900	-
Other Financial Instruments^	-	-	-
Total	$400,692	$5,900	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio	9

Large Cap Blend Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$ 1,034.60	$ 4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$ 4.14

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Large Cap Blend Portfolio

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (93.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.0%)
	CBS Corp. - Class B	23,200	661
	Coach, Inc.	13,400	857
	Comcast Corp. - Class A	62,200	1,576
*	DreamWorks Animation SKG, Inc. - Class A	8,000	161
	Gannett Co., Inc.	56,900	815
	The Home Depot, Inc.	12,500	453
	Lowe’s Cos., Inc.	14,900	347
	McDonald’s Corp.	2,000	168
	NIKE, Inc. - Class B	2,500	225
	Scripps Networks Interactive - Class A	8,300	406
	Target Corp.	28,100	1,318
	Tiffany & Co.	16,300	1,280
	Time Warner Cable, Inc.	14,643	1,143
*	TRW Automotive Holdings Corp.	700	41
*	Urban Outfitters, Inc.	24,200	681
	Viacom, Inc. - Class B	8,100	413

	Total		10,545

	Consumer Staples (7.2%)
	Altria Group, Inc.	7,100	187
	Avon Products, Inc.	38,200	1,070
	Colgate-Palmolive Co.	3,100	271
	Kraft Foods, Inc. - Class A	28,400	1,000
	PepsiCo, Inc.	12,900	909
	Philip Morris International, Inc.	21,000	1,402
	The Procter & Gamble Co.	3,600	229

	Total		5,068

	Energy (16.1%)
	Anadarko Petroleum Corp.	14,700	1,128
	Baker Hughes, Inc.	6,100	443
	Cenovus Energy, Inc.	25,300	953
	Chevron Corp.	6,300	648
*	Cobalt International Energy, Inc.	13,500	184
	Encana Corp.	20,600	634
	Halliburton Co.	33,900	1,729
	Noble Energy, Inc.	10,900	977
	Royal Dutch Shell PLC - Class A, ADR	16,400	1,166
	Royal Dutch Shell PLC - Class B, ADR	1,700	122
	Schlumberger, Ltd.	17,000	1,469
	TransCanada Corp.	5,600	245
	Transocean, Ltd.	6,700	433
*	Weatherford International, Ltd.	64,200	1,204

	Total		11,335

	Financials (10.5%)
	ACE, Ltd.	11,100	731
	The Allstate Corp.	55,700	1,700
	Aon Corp.	7,200	369

	Common Stocks (93.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Bank of New York Mellon Corp.	2,300	59
	BB&T Corp.	18,400	494
*	Berkshire Hathaway, Inc. - Class A	1	116
	The Charles Schwab Corp.	88,200	1,451
	The Goldman Sachs Group, Inc.	7,200	958
	JPMorgan Chase & Co.	11,400	467
	NYSE Euronext	3,800	130
	The Progressive Corp.	21,400	457
	T. Rowe Price Group, Inc.	2,600	157
	Ventas, Inc.	2,600	137
	Wells Fargo & Co.	4,300	121

	Total		7,347

	Health Care (9.6%)
	Allergan, Inc.	12,800	1,066
*	AMERIGROUP Corp.	12,600	888
*	Boston Scientific Corp.	107,600	743
*	Centene Corp.	3,400	121
*	Cerner Corp.	18,000	1,100
*	Mettler-Toledo International, Inc.	800	135
*	Pharmasset, Inc.	5,800	651
*	Seattle Genetics, Inc.	23,400	480
	Shire PLC, ADR	10,200	961
	Universal Health Services, Inc. - Class B	11,800	608

	Total		6,753

	Industrials (9.1%)
	The Boeing Co.	3,400	251
	Caterpillar, Inc.	2,600	277
	Danaher Corp.	9,200	488
	Emerson Electric Co.	8,800	495
	FedEx Corp.	8,500	806
	General Electric Co.	21,300	402
	Illinois Tool Works, Inc.	5,300	299
	Iron Mountain, Inc.	16,400	559
*	Jacobs Engineering Group, Inc.	8,900	385
*	Nielsen Holdings N.V.	2,400	75
	Norfolk Southern Corp.	13,500	1,012
	Republic Services, Inc.	18,800	580
	Stanley Black & Decker, Inc.	1,500	108
	United Technologies Corp.	7,800	690

	Total		6,427

	Information Technology (16.9%)
	Accenture PLC - Class A	2,400	145
*	Apple, Inc.	1,300	436
	Broadcom Corp. - Class A	26,000	875
	Cisco Systems, Inc.	10,900	170
*	First Solar, Inc.	600	79

	Common Stocks (93.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Flextronics International, Ltd.	63,700	409
*	Freescale Semiconductor Holdings I, Ltd.	8,100	149
*	Google, Inc. - Class A	2,870	1,453
	International Business Machines Corp.	5,400	926
	Jabil Circuit, Inc.	9,900	200
	Jack Henry & Associates, Inc.	2,900	87
*	Juniper Networks, Inc.	30,100	948
	KLA-Tencor Corp.	14,600	591
	MasterCard, Inc. - Class A	600	181
	Maxim Integrated Products, Inc.	26,800	685
	Microchip Technology, Inc.	4,600	175
	Microsoft Corp.	17,300	450
	Nintendo Co., Ltd., ADR	21,200	494
	Oracle Corp.	38,900	1,280
	Qualcomm, Inc.	15,800	897
	TE Connectivity, Ltd.	7,200	265
	Visa, Inc. - Class A	11,600	978

	Total		11,873

	Materials (6.6%)
	Air Products and Chemicals, Inc.	4,800	459
	Allegheny Technologies, Inc.	20,500	1,301
	Barrick Gold Corp.	14,100	639
	Cliffs Natural Resources, Inc.	8,900	823
	Freeport-McMoRan Copper & Gold, Inc.	6,600	349
	Monsanto Co.	11,000	798
	Nucor Corp.	6,100	251

	Total		4,620

	Telecommunication Services (1.9%)
*	American Tower Corp. - Class A	22,400	1,172
*	MetroPCS Communications, Inc.	7,500	129

	Total		1,301

	Utilities (0.7%)
	Edison International	4,800	186
	PG&E Corp.	6,300	265
	PPL Corp.	2,500	69

	Total		520

	Total Common Stocks (Cost: $54,008)		65,789

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio	11

Large Cap Blend Portfolio

Short-Term Investments (5.7%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (4.4%)
Federal Home Loan Bank, 0.05%, 8/8/11	3,100,000	3,100

Total		3,100

Short Term Business Credit (1.3%)
Falcon Asset Securitization Co. LLC, 0.03%, 7/1/11	900,000	900

Total		900

Total Short-Term Investments (Cost: $4,000)		4,000

Total Investments (99.3%) (Cost: $58,008)(a)		69,789

Other Assets, Less Liabilities (0.7%)		468

Net Assets (100.0%)		70,257

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $58,008 and the net unrealized appreciation of investments based on that cost was $11,781 which is comprised of $13,165 aggregate gross unrealized appreciation and $1,384 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$65,789	$-	$-
Short-Term Investments	-	4,000	-
Other Financial Instruments^	-	-	-
Total	$65,789	$4,000	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

12	Large Cap Blend Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments such as S&P 500® Index stock futures and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,059.20	$ 1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$ 1.04

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio	13

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)
	Abercrombie & Fitch Co. - Class A	12,000	803
*	Amazon.com, Inc.	49,000	10,020
*	Apollo Group, Inc. - Class A	16,700	729
*	AutoNation, Inc.	8,729	320
*	AutoZone, Inc.	3,425	1,010
*	Bed Bath & Beyond, Inc.	34,200	1,996
	Best Buy Co., Inc.	44,275	1,391
*	Big Lots, Inc.	10,300	341
	Cablevision Systems Corp. - Class A	31,600	1,144
*	CarMax, Inc.	31,000	1,025
	Carnival Corp.	59,209	2,228
	CBS Corp. - Class B	91,724	2,613
*	Chipotle Mexican Grill, Inc.	4,300	1,325
	Coach, Inc.	40,300	2,576
	Comcast Corp. - Class A	379,205	9,609
	D.R. Horton, Inc.	38,500	444
	Darden Restaurants, Inc.	18,750	933
	DeVry, Inc.	8,400	497
*	DIRECTV - Class A	105,300	5,351
*	Discovery Communications, Inc. - Class A	38,200	1,565
	Expedia, Inc.	27,400	794
	Family Dollar Stores, Inc.	16,800	883
*	Ford Motor Co.	520,665	7,180
	Fortune Brands, Inc.	21,167	1,350
*	GameStop Corp. - Class A	19,400	517
	Gannett Co., Inc.	32,950	472
	The Gap, Inc.	53,575	970
	Genuine Parts Co.	21,600	1,175
*	The Goodyear Tire & Rubber Co.	33,400	560
	H&R Block, Inc.	41,800	671
	Harley-Davidson, Inc.	32,400	1,327
	Harman International Industries, Inc.	9,600	437
	Hasbro, Inc.	18,725	823
	The Home Depot, Inc.	218,300	7,907
	International Game Technology	41,100	723
	The Interpublic Group of Companies, Inc.	67,000	838
	J.C. Penney Co., Inc.	29,250	1,010
	Johnson Controls, Inc.	93,000	3,874
	Kohl’s Corp.	38,567	1,929
	Leggett & Platt, Inc.	19,633	479
	Lennar Corp. - Class A	22,000	399
	Limited Brands, Inc.	34,587	1,330
	Lowe’s Cos., Inc.	178,500	4,161
	Macy’s, Inc.	58,546	1,712
	Marriott International, Inc. - Class A	38,956	1,383

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Mattel, Inc.	47,688	1,311
	McDonald’s Corp.	142,278	11,997
	The McGraw-Hill Cos., Inc.	41,820	1,753
*	NetFlix, Inc.	6,000	1,576
	Newell Rubbermaid, Inc.	39,892	630
	News Corp. - Class A	313,300	5,545
	NIKE, Inc. - Class B	52,000	4,679
	Nordstrom, Inc.	23,034	1,081
	Omnicom Group, Inc.	38,500	1,854
*	O’Reilly Automotive, Inc.	18,900	1,238
	Polo Ralph Lauren Corp. - Class A	8,800	1,167
*	Priceline.com, Inc.	6,800	3,481
*	PulteGroup, Inc.	46,135	353
	RadioShack Corp.	14,500	193
	Ross Stores, Inc.	16,000	1,282
	Scripps Networks Interactive - Class A	12,400	606
*	Sears Holdings Corp.	5,880	420
	Staples, Inc.	97,750	1,544
	Starbucks Corp.	102,800	4,060
	Starwood Hotels & Resorts Worldwide, Inc.	26,700	1,496
	Target Corp.	94,457	4,431
	Tiffany & Co.	17,467	1,372
	Time Warner Cable, Inc.	46,092	3,597
	Time Warner, Inc.	146,833	5,340
	The TJX Cos., Inc.	52,900	2,779
*	Urban Outfitters, Inc.	17,100	481
	VF Corp.	11,957	1,298
	Viacom, Inc. - Class B	80,224	4,091
	The Walt Disney Co.	259,157	10,118
	The Washington Post Co. - Class B	700	293
	Whirlpool Corp.	10,444	849
	Wyndham Worldwide Corp.	23,286	784
	Wynn Resorts, Ltd.	10,400	1,493
	Yum! Brands, Inc.	63,860	3,528

	Total		175,544

	Consumer Staples (10.4%)
	Altria Group, Inc.	287,022	7,580
	Archer-Daniels-Midland Co.	93,503	2,819
	Avon Products, Inc.	59,000	1,652
	Brown-Forman Corp. - Class B	14,122	1,055
	Campbell Soup Co.	25,022	865
	The Clorox Co.	18,250	1,231
	The Coca-Cola Co.	313,875	21,121
	Coca-Cola Enterprises, Inc.	44,600	1,301
	Colgate-Palmolive Co.	67,022	5,858
	ConAgra Foods, Inc.	56,067	1,447

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
*	Constellation Brands, Inc. - Class A	24,500	510
	Costco Wholesale Corp.	59,864	4,863
	CVS Caremark Corp.	185,861	6,985
*	Dean Foods Co.	25,100	308
	Dr. Pepper Snapple Group, Inc.	30,300	1,270
	The Estee Lauder Cos., Inc. - Class A	15,600	1,641
	General Mills, Inc.	87,534	3,258
	H.J. Heinz Co.	44,117	2,351
	The Hershey Co.	21,000	1,194
	Hormel Foods Corp.	19,000	566
	The J.M. Smucker Co.	15,900	1,215
	Kellogg Co.	34,357	1,901
	Kimberly-Clark Corp.	53,856	3,585
	Kraft Foods, Inc. - Class A	240,996	8,490
	The Kroger Co.	83,105	2,061
	Lorillard, Inc.	19,746	2,150
	McCormick & Co., Inc.	18,200	902
	Mead Johnson Nutrition Co.	28,031	1,894
	Molson Coors Brewing Co. - Class B	21,800	975
	PepsiCo, Inc.	216,725	15,264
	Philip Morris International, Inc.	243,822	16,280
	The Procter & Gamble Co.	382,664	24,326
	Reynolds American, Inc.	46,300	1,715
	Safeway, Inc.	48,500	1,133
	Sara Lee Corp.	80,235	1,524
	SUPERVALU, INC.	29,070	274
	Sysco Corp.	80,025	2,495
	Tyson Foods, Inc. - Class A	41,000	796
	Walgreen Co.	125,546	5,331
	Wal-Mart Stores, Inc.	261,800	13,912
	Whole Foods Market, Inc.	20,500	1,301

	Total		175,399

	Energy (12.4%)
*	Alpha Natural Resources, Inc.	31,055	1,411
	Anadarko Petroleum Corp.	68,224	5,237
	Apache Corp.	52,546	6,484
	Baker Hughes, Inc.	59,564	4,322
	Cabot Oil & Gas Corp.	14,300	948
*	Cameron International Corp.	33,600	1,690
	Chesapeake Energy Corp.	90,200	2,678
	Chevron Corp.	275,614	28,344
	ConocoPhillips	193,738	14,567
	CONSOL Energy, Inc.	31,100	1,508

The Accompanying Notes are an Integral Part of the Financial Statements.

14	Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Denbury Resources, Inc.	54,500	1,090
	Devon Energy Corp.	58,000	4,571
	Diamond Offshore Drilling, Inc.	9,500	669
	El Paso Corp.	105,371	2,128
	EOG Resources, Inc.	36,820	3,850
	EQT Corp.	20,500	1,077
	Exxon Mobil Corp.	675,301	54,956
*	FMC Technologies, Inc.	32,900	1,474
	Halliburton Co.	125,438	6,397
	Helmerich & Payne, Inc.	14,700	972
	Hess Corp.	41,500	3,103
	Marathon Oil Corp.	97,666	5,145
	Murphy Oil Corp.	26,500	1,740
*	Nabors Industries, Ltd.	39,400	971
	National-Oilwell Varco, Inc.	58,000	4,536
*	Newfield Exploration Co.	18,100	1,231
	Noble Corp.	34,600	1,364
	Noble Energy, Inc.	24,200	2,169
	Occidental Petroleum Corp.	111,440	11,594
	Peabody Energy Corp.	37,100	2,186
	Pioneer Natural Resources Co.	16,000	1,433
	QEP Resources, Inc.	24,200	1,012
	Range Resources Corp.	22,000	1,221
*	Rowan Cos., Inc.	17,450	677
	Schlumberger, Ltd.	185,984	16,069
*	Southwestern Energy Co.	47,700	2,045
	Spectra Energy Corp.	89,136	2,443
	Sunoco, Inc.	16,600	692
*	Tesoro Corp.	19,700	451
	Valero Energy Corp.	78,200	2,000
	The Williams Companies, Inc.	80,600	2,438

	Total		208,893

	Financials (14.9%)
	ACE, Ltd.	46,300	3,047
	Aflac, Inc.	64,150	2,994
	The Allstate Corp.	71,728	2,190
	American Express Co.	143,375	7,412
*	American International Group, Inc.	59,791	1,753
	Ameriprise Financial, Inc.	33,255	1,918
	Aon Corp.	45,300	2,324
	Apartment Investment & Management Co. - Class A	16,356	418
	Assurant, Inc.	13,200	479
	AvalonBay Communities, Inc.	11,973	1,537
	Bank of America Corp.	1,389,196	15,226
	The Bank of New York Mellon Corp.	170,263	4,362
	BB&T Corp.	95,500	2,563

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Berkshire Hathaway, Inc. - Class B	237,366	18,370
	BlackRock, Inc.	13,200	2,532
	Boston Properties, Inc.	20,000	2,123
	Capital One Financial Corp.	62,929	3,252
*	CB Richard Ellis Group, Inc. - Class A	40,000	1,004
	The Charles Schwab Corp.	137,211	2,257
	The Chubb Corp.	40,100	2,511
	Cincinnati Financial Corp.	22,375	653
	Citigroup, Inc.	400,364	16,671
	CME Group, Inc. - Class A	9,200	2,683
	Comerica, Inc.	24,250	838
	Discover Financial Services	74,756	2,000
*	E*TRADE Financial Corp.	34,560	477
	Equity Residential	40,400	2,424
	Federated Investors, Inc. - Class B	12,700	303
	Fifth Third Bancorp	125,934	1,606
	First Horizon National Corp.	36,066	344
	Franklin Resources, Inc.	19,750	2,593
*	Genworth Financial, Inc. - Class A	67,300	692
	The Goldman Sachs Group, Inc.	71,000	9,449
	The Hartford Financial Services Group, Inc.	61,050	1,610
	HCP, Inc.	55,700	2,044
	Health Care REIT, Inc.	24,200	1,269
	Host Hotels & Resorts, Inc.	94,094	1,595
	Hudson City Bancorp, Inc.	72,200	591
	Huntington Bancshares, Inc.	118,342	776
*	IntercontinentalExchange, Inc.	10,100	1,260
	Invesco, Ltd.	63,300	1,481
	Janus Capital Group, Inc.	25,529	241
	JPMorgan Chase & Co.	544,729	22,301
	KeyCorp	130,375	1,086
	Kimco Realty Corp.	55,800	1,040
	Legg Mason, Inc.	20,400	668
	Leucadia National Corp.	27,200	927
	Lincoln National Corp.	42,930	1,223
	Loews Corp.	42,621	1,794
	M&T Bank Corp.	17,200	1,513
	Marsh & McLennan Cos., Inc.	75,080	2,342
	Marshall & Ilsley Corp.	72,700	579
	MetLife, Inc.	144,874	6,356
	Moody’s Corp.	27,150	1,041
	Morgan Stanley	211,713	4,871
*	The NASDAQ OMX Group, Inc.	20,600	521
	Northern Trust Corp.	33,150	1,524

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	NYSE Euronext	35,900	1,230
	People’s United Financial, Inc.	49,100	660
	Plum Creek Timber Co., Inc.	22,200	900
	PNC Financial Services Group, Inc.	72,189	4,303
	Principal Financial Group, Inc.	44,100	1,342
	The Progressive Corp.	89,600	1,916
	Prologis, Inc.	62,297	2,233
	Prudential Financial, Inc.	66,900	4,254
	Public Storage	19,200	2,189
	Regions Financial Corp.	172,290	1,068
	Simon Property Group, Inc.	40,236	4,677
	SLM Corp.	72,342	1,216
	State Street Corp.	69,100	3,116
	SunTrust Banks, Inc.	73,633	1,900
	T. Rowe Price Group, Inc.	35,600	2,148
	Torchmark Corp.	10,450	670
	The Travelers Cos., Inc.	57,410	3,352
	U.S. Bancorp	264,121	6,738
	Unum Group	42,231	1,076
	Ventas, Inc.	22,400	1,181
	Vornado Realty Trust	22,474	2,094
	Wells Fargo & Co.	725,131	20,347
	Weyerhaeuser Co.	73,853	1,614
	XL Group PLC	42,400	932
	Zions Bancorporation	25,200	605

	Total		249,419

	Health Care (11.5%)
	Abbott Laboratories	213,050	11,211
	Aetna, Inc.	52,008	2,293
*	Agilent Technologies, Inc.	47,737	2,440
	Allergan, Inc.	41,734	3,474
	AmerisourceBergen Corp.	37,600	1,557
*	Amgen, Inc.	127,417	7,435
	Baxter International, Inc.	78,200	4,668
	Becton, Dickinson and Co.	29,950	2,581
*	Biogen Idec, Inc.	33,090	3,538
*	Boston Scientific Corp.	209,322	1,446
	Bristol-Myers Squibb Co.	233,913	6,774
	C.R. Bard, Inc.	11,700	1,285
	Cardinal Health, Inc.	48,025	2,181
*	CareFusion Corp.	30,612	832
*	Celgene Corp.	63,400	3,824
*	Cephalon, Inc.	10,500	839
*	Cerner Corp.	19,800	1,210
	CIGNA Corp.	37,087	1,907
*	Coventry Health Care, Inc.	20,300	740
	Covidien PLC	68,000	3,620
*	DaVita, Inc.	13,100	1,135

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	15

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	DENTSPLY International, Inc.	19,300	735
*	Edwards Lifesciences Corp.	15,700	1,369
	Eli Lilly and Co.	139,706	5,243
*	Express Scripts, Inc.	72,600	3,919
*	Forest Laboratories, Inc.	39,266	1,545
*	Gilead Sciences, Inc.	107,900	4,468
*	Hospira, Inc.	22,965	1,301
	Humana, Inc.	23,100	1,860
*	Intuitive Surgical, Inc.	5,400	2,009
	Johnson & Johnson	375,837	25,001
*	Laboratory Corp. of America Holdings	13,700	1,326
*	Life Technologies Corp.	24,480	1,275
	McKesson Corp.	34,605	2,895
*	Medco Health Solutions, Inc.	54,844	3,100
	Medtronic, Inc.	146,600	5,649
	Merck & Co., Inc.	423,183	14,934
*	Mylan, Inc.	60,200	1,485
	Patterson Cos., Inc.	13,100	431
	PerkinElmer, Inc.	15,500	417
	Pfizer, Inc.	1,083,192	22,314
	Quest Diagnostics, Inc.	21,600	1,277
	St. Jude Medical, Inc.	45,100	2,150
	Stryker Corp.	45,700	2,682
*	Tenet Healthcare Corp.	67,150	419
*	Thermo Fisher Scientific, Inc.	52,500	3,380
	UnitedHealth Group, Inc.	148,544	7,662
*	Varian Medical Systems, Inc.	16,100	1,127
*	Waters Corp.	12,600	1,206
*	Watson Pharmaceuticals, Inc.	17,300	1,189
	WellPoint, Inc.	50,300	3,962
*	Zimmer Holdings, Inc.	26,337	1,665

	Total		192,985

	Industrials (11.0%)
	3M Co.	97,376	9,236
	Avery Dennison Corp.	14,450	558
	The Boeing Co.	101,176	7,480
	C.H. Robinson Worldwide, Inc.	22,300	1,758
	Caterpillar, Inc.	88,376	9,408
	Cintas Corp.	17,333	572
	CSX Corp.	151,200	3,964
	Cummins, Inc.	26,900	2,784
	Danaher Corp.	74,700	3,958
	Deere & Co.	57,520	4,743
	Dover Corp.	25,567	1,733
	The Dun & Bradstreet Corp.	6,800	514
	Eaton Corp.	46,800	2,408
	Emerson Electric Co.	103,000	5,794
	Equifax, Inc.	16,900	587
	Expeditors International of Washington, Inc.	29,100	1,490

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Fastenal Co.	40,400	1,454
	FedEx Corp.	43,320	4,109
	Flowserve Corp.	7,700	846
	Fluor Corp.	23,900	1,545
	General Dynamics Corp.	51,000	3,801
	General Electric Co.	1,453,906	27,421
	Goodrich Corp.	17,100	1,633
	Honeywell International, Inc.	107,850	6,427
	Illinois Tool Works, Inc.	68,600	3,875
	Ingersoll-Rand PLC	45,400	2,062
	Iron Mountain, Inc.	27,500	937
	ITT Corp.	25,200	1,485
*	Jacobs Engineering Group, Inc.	17,400	753
	Joy Global, Inc.	14,400	1,371
	L-3 Communications Holdings, Inc.	14,500	1,268
	Lockheed Martin Corp.	39,008	3,158
	Masco Corp.	49,100	591
	Norfolk Southern Corp.	48,457	3,631
	Northrop Grumman Corp.	40,120	2,782
	PACCAR, Inc.	50,115	2,560
	Pall Corp.	15,950	897
	Parker Hannifin Corp.	22,212	1,993
	Pitney Bowes, Inc.	27,937	642
	Precision Castparts Corp.	19,700	3,244
*	Quanta Services, Inc.	29,600	598
	R.R. Donnelley & Sons Co.	25,734	505
	Raytheon Co.	48,800	2,433
	Republic Services, Inc.	41,607	1,284
	Robert Half International, Inc.	20,140	544
	Rockwell Automation, Inc.	19,750	1,714
	Rockwell Collins, Inc.	21,150	1,305
	Roper Industries, Inc.	13,100	1,091
	Ryder System, Inc.	7,000	398
	Snap-on, Inc.	8,017	501
	Southwest Airlines Co.	108,567	1,240
	Stanley Black & Decker, Inc.	23,042	1,660
*	Stericycle, Inc.	11,800	1,052
	Textron, Inc.	37,900	895
	Tyco International, Ltd.	64,300	3,178
	Union Pacific Corp.	67,220	7,018
	United Parcel Service, Inc. - Class B	135,200	9,860
	United Technologies Corp.	125,434	11,102
	W.W. Grainger, Inc.	8,000	1,229
	Waste Management, Inc.	64,985	2,422

	Total		185,501

	Information Technology (17.5%)
*	Adobe Systems, Inc.	69,150	2,175
*	Advanced Micro Devices, Inc.	79,100	553

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Akamai Technologies, Inc.	25,600	806
	Altera Corp.	44,211	2,049
	Amphenol Corp. - Class A	24,100	1,301
	Analog Devices, Inc.	41,057	1,607
*	Apple, Inc.	126,800	42,563
	Applied Materials, Inc.	180,700	2,351
*	Autodesk, Inc.	31,668	1,222
	Automatic Data Processing, Inc.	68,550	3,611
*	BMC Software, Inc.	24,260	1,327
	Broadcom Corp. - Class A	65,400	2,200
	CA, Inc.	51,992	1,188
	Cisco Systems, Inc.	754,000	11,770
*	Citrix Systems, Inc.	25,820	2,066
*	Cognizant Technology Solutions Corp. - Class A	41,700	3,058
	Computer Sciences Corp.	21,250	807
*	Compuware Corp.	29,957	292
	Corning, Inc.	215,200	3,906
*	Dell, Inc.	225,133	3,753
*	eBay, Inc.	156,600	5,053
*	Electronic Arts, Inc.	45,600	1,076
*	EMC Corp.	282,074	7,771
*	F5 Networks, Inc.	11,100	1,224
	Fidelity National Information Services, Inc.	36,900	1,136
*	First Solar, Inc.	7,400	979
*	Fiserv, Inc.	19,725	1,235
	FLIR Systems, Inc.	21,900	738
*	Google, Inc. - Class A	34,500	17,470
	Harris Corp.	17,400	784
	Hewlett-Packard Co.	284,326	10,349
	Intel Corp.	726,863	16,107
	International Business Machines Corp.	166,039	28,484
*	Intuit, Inc.	37,500	1,945
	Jabil Circuit, Inc.	26,967	545
*	JDS Uniphase Corp.	31,150	519
*	Juniper Networks, Inc.	73,100	2,303
	KLA-Tencor Corp.	23,000	931
*	Lexmark International, Inc. - Class A	10,800	316
	Linear Technology Corp.	31,250	1,032
*	LSI Corp.	83,000	591
	MasterCard, Inc. - Class A	12,900	3,887
*	MEMC Electronic Materials, Inc.	31,600	270
	Microchip Technology, Inc.	26,100	989
*	Micron Technology, Inc.	117,850	882
	Microsoft Corp.	1,017,392	26,452
	Molex, Inc.	19,050	491
*	Monster Worldwide, Inc.	17,767	260

The Accompanying Notes are an Integral Part of the Financial Statements.

16	Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Motorola Mobility Holdings, Inc.	40,409	891
*	Motorola Solutions, Inc.	46,553	2,143
	National Semiconductor Corp.	33,086	814
*	NetApp, Inc.	50,400	2,660
*	Novellus Systems, Inc.	12,200	441
*	NVIDIA Corp.	82,250	1,311
	Oracle Corp.	534,225	17,581
	Paychex, Inc.	44,135	1,356
	Qualcomm, Inc.	228,834	12,995
*	Red Hat, Inc.	26,500	1,216
*	SAIC, Inc.	38,300	644
*	Salesforce.com, Inc.	16,500	2,458
*	SanDisk Corp.	32,700	1,357
*	Symantec Corp.	103,554	2,042
	Tellabs, Inc.	49,792	230
*	Teradata Corp.	23,100	1,391
*	Teradyne, Inc.	25,450	377
	Texas Instruments, Inc.	159,200	5,227
	Total System Services, Inc.	22,178	412
	VeriSign, Inc.	23,100	773
	Visa, Inc. - Class A	65,700	5,536
*	Western Digital Corp.	31,900	1,161
	Western Union Co.	86,632	1,735
	Xerox Corp.	192,070	1,999
	Xilinx, Inc.	36,400	1,328
*	Yahoo!, Inc.	178,600	2,686

	Total		293,188

	Materials (3.6%)
	Air Products and Chemicals, Inc.	29,067	2,778
	Airgas, Inc.	9,600	672
	AK Steel Holding Corp.	15,100	238
	Alcoa, Inc.	145,807	2,313
	Allegheny Technologies, Inc.	14,517	921
	Ball Corp.	23,064	887
	Bemis Co., Inc.	14,400	486
	CF Industries Holdings, Inc.	9,800	1,388
	Cliffs Natural Resources, Inc.	19,800	1,831
	The Dow Chemical Co.	161,209	5,804
	E.I. du Pont de Nemours and Co.	127,328	6,882
	Eastman Chemical Co.	9,725	993
	Ecolab, Inc.	31,800	1,793
	FMC Corp.	9,800	843
	Freeport-McMoRan Copper & Gold, Inc.	129,876	6,870
	International Flavors & Fragrances, Inc.	11,000	707
	International Paper Co.	59,966	1,788
	MeadWestvaco Corp.	23,279	775
	Monsanto Co.	73,506	5,332
	Newmont Mining Corp.	67,680	3,653
	Nucor Corp.	43,332	1,786

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Owens-Illinois, Inc.	22,500	581
	PPG Industries, Inc.	21,667	1,967
	Praxair, Inc.	41,700	4,520
	Sealed Air Corp.	21,942	522
	The Sherwin-Williams Co.	12,113	1,016
	Sigma-Aldrich Corp.	16,700	1,226
	Titanium Metals Corp.	12,400	227
	United States Steel Corp.	19,750	909
	Vulcan Materials Co.	17,700	682

	Total		60,390

	Telecommunication Services (3.0%)
*	American Tower Corp. - Class A	54,400	2,847
	AT&T, Inc.	811,875	25,501
	CenturyLink, Inc.	82,333	3,329
	Frontier Communications Corp.	136,397	1,101
*	MetroPCS Communications, Inc.	36,300	624
*	Sprint Nextel Corp.	410,102	2,210
	Verizon Communications, Inc.	387,842	14,439
	Windstream Corp.	69,892	906

	Total		50,957

	Utilities (3.3%)
*	The AES Corp.	90,100	1,148
	Ameren Corp.	33,067	954
	American Electric Power Co., Inc.	66,040	2,488
	CenterPoint Energy, Inc.	58,362	1,129
	CMS Energy Corp.	34,600	681
	Consolidated Edison, Inc.	40,150	2,138
	Constellation Energy Group, Inc.	27,500	1,044
	Dominion Resources, Inc.	78,976	3,812
	DTE Energy Co.	23,250	1,163
	Duke Energy Corp.	182,473	3,436
	Edison International	44,620	1,729
	Entergy Corp.	24,409	1,667
	Exelon Corp.	90,824	3,891
	FirstEnergy Corp.	57,306	2,530
	Integrys Energy Group, Inc.	10,632	551
	NextEra Energy, Inc.	57,814	3,322
	Nicor, Inc.	6,250	342
	NiSource, Inc.	38,373	777
	Northeast Utilities	24,200	851
*	NRG Energy, Inc.	33,100	814
	ONEOK, Inc.	14,700	1,088
	Pepco Holdings, Inc.	30,900	607
	PG&E Corp.	54,525	2,292
	Pinnacle West Capital Corp.	14,900	664
	PPL Corp.	79,168	2,203
	Progress Energy, Inc.	40,392	1,939
	Public Service Enterprise Group, Inc.	69,372	2,264

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	SCANA Corp.	15,700	618
	Sempra Energy	32,802	1,735
	Southern Co.	116,400	4,700
	TECO Energy, Inc.	29,500	557
	Wisconsin Energy Corp.	32,000	1,003
	Xcel Energy, Inc.	66,320	1,612

	Total		55,749

	Total Common Stocks (Cost: $1,294,884)		1,648,025

	Short-Term Investments (1.8%)

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.08%, 9/2/11	5,000,000	4,999

	Total		4,999

	Restaurants (0.5%)
	Darden Restaurants, Inc., 0.24%, 7/1/11	8,900,000	8,900

	Total		8,900

	Short Term Business Credit (0.7%)
	Atlantic Asset Securitization LLC, 0.14%, 7/13/11	5,400,000	5,400
	Falcon Asset Securitization Co. LLC, 0.13%, 7/1/11	6,300,000	6,300

	Total		11,700

	Utilities (0.3%)
	Public Service Electric & Gas Co., 0.25%, 7/6/11	5,200,000	5,200

	Total		5,200

	Total Short-Term Investments (Cost: $30,799)		30,799

	Total Investments (99.9%) (Cost: $1,325,683)(a)		1,678,824

	Other Assets, Less Liabilities (0.1%)		2,130

	Net Assets (100.0%)		1,680,954

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	17

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,325,683 and the net unrealized appreciation of investments based on that cost was $353,141 which is comprised of $546,868 aggregate gross unrealized appreciation and $193,727 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $29,911)	473	9/11	$1,200

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,648,025	$-	$-
Short-Term Investments	-	30,799	-
Other Financial Instruments - Futures^	1,200	-	-
Total	$1,649,225	$30,799	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

18	Index 500 Stock Portfolio

Large Company Value Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,047.60	$ 3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$ 3.93

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Company Value Portfolio	19

Large Company Value Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.8%)
	CBS Corp. - Class B	13,000	370
	Comcast Corp. - Class A	36,200	917
*	Ford Motor Co.	28,800	397
	Kohl’s Corp.	12,200	610
	Lowe’s Cos., Inc.	26,200	611
	Macy’s, Inc.	14,700	430
	Time Warner, Inc.	23,600	858
	VF Corp.	1,700	185
	Viacom, Inc. - Class B	4,900	250

	Total		4,628

	Consumer Staples (10.3%)
	Altria Group, Inc.	11,900	314
	CVS Caremark Corp.	24,200	910
*	Energizer Holdings, Inc.	3,100	224
	Kraft Foods, Inc. - Class A	20,900	736
	The Kroger Co.	28,200	699
	PepsiCo, Inc.	6,600	465
	The Procter & Gamble Co.	31,800	2,022
	Sysco Corp.	8,700	271
	Walgreen Co.	5,900	251
	Wal-Mart Stores, Inc.	21,300	1,132

	Total		7,024

	Energy (12.7%)
	Apache Corp.	2,500	309
	Chevron Corp.	27,200	2,797
	ConocoPhillips	21,000	1,579
	Exxon Mobil Corp.	27,400	2,230
	National-Oilwell Varco, Inc.	3,100	242
	Occidental Petroleum Corp.	1,700	177
	Total SA, ADR	11,900	688
	Transocean, Ltd.	5,100	329
	Valero Energy Corp.	12,500	320

	Total		8,671

	Financials (24.8%)
	The Allstate Corp.	16,800	513
*	American International Group, Inc.	10,000	293
	Ameriprise Financial, Inc.	7,000	404
	Bank of America Corp.	98,100	1,075
	The Bank of New York Mellon Corp.	26,800	687
*	Berkshire Hathaway, Inc. - Class B	7,100	549
	The Chubb Corp.	14,200	889
	Citigroup, Inc.	36,600	1,524
	The Goldman Sachs Group, Inc.	8,100	1,078
	JPMorgan Chase & Co.	54,100	2,215
	Loews Corp.	17,200	724
	MetLife, Inc.	17,200	755
	Morgan Stanley	22,300	513

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	PNC Financial Services Group, Inc.	14,100	841
	Principal Financial Group, Inc.	14,700	447
	Torchmark Corp.	5,400	346
	The Travelers Cos., Inc.	15,600	911
	U.S. Bancorp	41,000	1,046
	Wells Fargo & Co.	75,200	2,110

	Total		16,920

	Health Care (14.8%)
	Abbott Laboratories	11,300	595
	Aetna, Inc.	8,900	392
*	Amgen, Inc.	18,400	1,074
*	Gilead Sciences, Inc.	11,500	476
	Johnson & Johnson	32,100	2,135
	Medtronic, Inc.	16,000	616
	Merck & Co., Inc.	51,800	1,828
	Pfizer, Inc.	108,000	2,225
	Quest Diagnostics, Inc.	5,800	343
	WellPoint, Inc.	5,600	441

	Total		10,125

	Industrials (7.3%)
	Avery Dennison Corp.	8,700	336
	Dover Corp.	4,700	319
	General Electric Co.	122,000	2,301
	Ingersoll-Rand PLC	8,300	377
	Lockheed Martin Corp.	5,300	429
	Northrop Grumman Corp.	7,000	485
	Southwest Airlines Co.	25,300	289
	Tyco International, Ltd.	8,300	410

	Total		4,946

	Information Technology (10.4%)
	Activision Blizzard, Inc.	29,600	346
	Applied Materials, Inc.	30,400	395
	Cisco Systems, Inc.	89,600	1,399
*	Fiserv, Inc.	5,600	351
	Hewlett-Packard Co.	40,200	1,463
	Intel Corp.	63,400	1,405
	International Business Machines Corp.	1,000	172
*	Marvell Technology Group, Ltd.	21,600	319
	Microsoft Corp.	21,400	556
	Oracle Corp.	10,800	355
*	Western Digital Corp.	9,500	346

	Total		7,107

	Materials (1.7%)
	E.I. du Pont de Nemours and Co.	3,200	173
	Freeport-McMoRan Copper & Gold, Inc.	3,200	169

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	International Paper Co.	14,300	427
	Nucor Corp.	10,100	416

	Total		1,185

	Telecommunication Services (5.9%)
	AT&T, Inc.	77,500	2,434
	CenturyLink, Inc.	13,500	546
	Verizon Communications, Inc.	27,400	1,020

	Total		4,000

	Utilities (2.9%)
	American Electric Power Co., Inc.	19,500	735
	Exelon Corp.	6,300	270
	PG&E Corp.	10,700	449
	PPL Corp.	18,100	504

	Total		1,958

	Total Common Stocks (Cost: $61,268)		66,564

	Short-Term Investments (2.2%)

	Federal Government & Agencies (2.2%)
(b)	Federal Home Loan Bank, 0.00%, 7/1/11	1,487,000	1,487

	Total		1,487

	Other Holdings (0.0%)
	JPMorgan Money Market Fund	2,168	2

	Total		2

	Total Short-Term Investments
	(Cost: $1,489)		1,489

	Total Investments (99.8%) (Cost: $62,757)(a)		68,053

	Other Assets, Less
	Liabilities (0.2%)		116

	Net Assets (100.0%)		68,169

The Accompanying Notes are an Integral Part of the Financial Statements.

20	Large Company Value Portfolio

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $62,757 and the net unrealized appreciation of investments based on that cost was $5,296 which is comprised of $6,482 aggregate gross unrealized appreciation and $1,186 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $510)	8	9/11	$16

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	EUR	343	7/11	$-	$(8)	$(8)

					$-	$(8)	$(8)

EUR— Euro

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$66,564	$-	$-
Short-Term Investments	-	1,489	-
Other Financial Instruments - Futures^	16	-	-
Liabilities:
Other Financial Instruments - Forward Currency Contracts^	-	(8)	-
Total	$66,580	$1,481	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio	21

Domestic Equity Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,040.70	$ 2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$ 2.84

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22	Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.8%)
	CBS Corp. - Class B	115,500	3,291
	Comcast Corp. - Class A	390,300	9,890
*	Discovery Communications, Inc. - Class A	97,100	3,977
*	DreamWorks Animation SKG, Inc. - Class A	65,000	1,307
	Gannett Co., Inc.	278,900	3,994
	The Home Depot, Inc.	60,300	2,184
	Leggett & Platt, Inc.	223,700	5,454
	Lowe’s Cos., Inc.	97,400	2,270
	McDonald’s Corp.	50,500	4,258
	Target Corp.	175,600	8,237
	Time Warner Cable, Inc.	86,000	6,712
	Time Warner, Inc.	16,233	590
	Viacom, Inc. - Class B	104,300	5,319

	Total		57,483

	Consumer Staples (10.3%)
	Altria Group, Inc.	233,400	6,164
	Avon Products, Inc.	142,100	3,979
	Colgate-Palmolive Co.	33,700	2,946
	General Mills, Inc.	59,000	2,196
	Kraft Foods, Inc. - Class A	270,757	9,539
	PepsiCo, Inc.	32,100	2,261
	Philip Morris International, Inc.	189,600	12,659
	The Procter & Gamble Co.	48,400	3,077

	Total		42,821

	Energy (13.7%)
	Anadarko Petroleum Corp.	59,600	4,575
	Cenovus Energy, Inc.	51,000	1,921
	Chevron Corp.	129,446	13,312
	ConocoPhillips	61,600	4,632
	Diamond Offshore Drilling, Inc.	28,200	1,985
	Encana Corp.	318,500	9,807
	Royal Dutch Shell PLC - Class A, ADR	113,000	8,038
	Royal Dutch Shell PLC - Class B, ADR	46,628	3,345
	TransCanada Corp.	13,000	570
	Transocean, Ltd.	43,847	2,831
*	Weatherford International, Ltd.	330,200	6,191

	Total		57,207

	Financials (12.3%)
	ACE, Ltd.	58,500	3,850
	The Allstate Corp.	281,200	8,585
	Arthur J. Gallagher & Co.	179,900	5,134
	The Bank of New York Mellon Corp.	143,000	3,664

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	BB&T Corp.	259,800	6,973
	The Goldman Sachs Group, Inc.	48,530	6,459
	Invesco, Ltd.	62,500	1,463
	JPMorgan Chase & Co.	166,300	6,808
	Mercury General Corp.	102,300	4,040
	Ventas, Inc.	81,600	4,301

	Total		51,277

	Health Care (5.6%)
*	Boston Scientific Corp.	1,198,400	8,281
	Bristol-Myers Squibb Co.	198,600	5,752
	Medtronic, Inc.	55,800	2,150
	Merck & Co., Inc.	138,803	4,898
	Pfizer, Inc.	103,500	2,132

	Total		23,213

	Industrials (16.8%)
	3M Co.	59,100	5,606
	The Boeing Co.	33,000	2,440
	Emerson Electric Co.	114,800	6,457
	General Electric Co.	602,300	11,359
	Illinois Tool Works, Inc.	98,100	5,542
	Norfolk Southern Corp.	158,100	11,846
	Republic Services, Inc.	220,800	6,812
	Stanley Black & Decker, Inc.	154,600	11,139
	United Parcel Service, Inc. - Class B	43,200	3,150
	United Technologies Corp.	62,400	5,523

	Total		69,874

	Information Technology (10.4%)
	International Business Machines Corp.	47,500	8,149
	Jabil Circuit, Inc.	459,700	9,286
	KLA-Tencor Corp.	125,000	5,060
	Maxim Integrated Products, Inc.	477,500	12,205
	Microsoft Corp.	58,700	1,526
	Nintendo Co., Ltd., ADR	150,700	3,511
	TE Connectivity, Ltd.	92,300	3,393

	Total		43,130

	Materials (5.9%)
	Air Products and Chemicals, Inc.	74,100	7,082
	Cliffs Natural Resources, Inc.	61,500	5,686
	The Dow Chemical Co.	55,800	2,009
	Nucor Corp.	177,600	7,321
	Vulcan Materials Co.	69,800	2,689

	Total		24,787

Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.2%)
AT&T, Inc.	105,500	3,314
CenturyLink, Inc.	38,000	1,536

Total		4,850

Utilities (3.2%)
American Electric Power Co., Inc.	53,900	2,031
Edison International	54,900	2,127
National Grid PLC, ADR	107,900	5,334
PG&E Corp.	88,400	3,715

Total		13,207

Total Common Stocks (Cost: $319,893)		387,849

Short-Term Investments (5.9%)

Federal Government & Agencies (5.3%)
Federal Home Loan Bank, 0.05%, 8/8/11	15,400,000	15,399
Federal Home Loan Bank, 0.05%, 9/2/11	1,500,000	1,500
Federal Home Loan Bank, 0.06%, 8/17/11	2,000,000	2,000
Federal Home Loan Bank, 0.07%, 8/17/11	3,000,000	3,000

Total		21,899

Short Term Business Credit (0.6%)
Falcon Asset Securitization Co. LLC, 0.03%, 7/1/11	2,500,000	2,500

Total		2,500

Total Short-Term Investments (Cost: $24,399)		24,399

Total Investments (99.1%) (Cost: $344,292)(a)		412,248

Other Assets, Less
Liabilities (0.9%)		3,799

Net Assets (100.0%)		416,047

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio	23

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $344,292 and the net unrealized appreciation of investments based on that cost was $67,956 which is comprised of $77,372 aggregate gross unrealized appreciation and $9,416 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$387,849	$-	$-
Short-Term Investments	-	24,399	-
Other Financial Instruments^	-	-	-
Total	$387,849	$24,399	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

24	Domestic Equity Portfolio

Equity Income Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,046.90	$ 3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$ 3.35

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Income Portfolio	25

Equity Income Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)
	Cablevision Systems Corp. - Class A	61,900	2,241
*	Cablevision Systems, Corp.	2,500	65
	Comcast Corp. - Class A	62,800	1,591
	Fortune Brands, Inc.	58,200	3,711
*	General Motors Co.	23,700	720
	Genuine Parts Co.	24,800	1,349
	H&R Block, Inc.	41,300	663
	Harley-Davidson, Inc.	35,400	1,450
	The Home Depot, Inc.	106,800	3,868
	Macy’s, Inc.	43,500	1,272
*	Madison Square Garden, Inc. - Class A	22,950	632
	Marriott International, Inc. - Class A	39,827	1,414
	Mattel, Inc.	92,200	2,535
	The McGraw-Hill Cos., Inc.	71,800	3,009
*	The New York Times Co. - Class A	88,200	769
	Staples, Inc.	124,500	1,967
	Tiffany & Co.	3,200	251
	Time Warner, Inc.	109,000	3,964
	The Walt Disney Co.	79,800	3,115
	Whirlpool Corp.	36,800	2,993
	WPP PLC, ADR	5,400	339

	Total		37,918

	Consumer Staples (7.6%)
	Archer-Daniels-Midland Co.	39,400	1,188
	Avon Products, Inc.	103,100	2,887
	Campbell Soup Co.	49,500	1,710
	The Clorox Co.	43,700	2,947
	ConAgra Foods, Inc.	69,600	1,796
	General Mills, Inc.	9,600	357
	The Hershey Co.	51,700	2,939
	Kimberly-Clark Corp.	45,200	3,009
	McCormick & Co., Inc.	23,600	1,170
	Molson Coors Brewing Co. - Class B	22,900	1,025
	PepsiCo, Inc.	41,400	2,916

	Total		21,944

	Energy (13.0%)
	Anadarko Petroleum Corp.	40,700	3,124
	Baker Hughes, Inc.	13,800	1,001
	BP PLC, ADR	44,700	1,980
	Chevron Corp.	74,100	7,620
	ConocoPhillips	24,500	1,842
	Diamond Offshore Drilling, Inc.	16,000	1,126
	Exxon Mobil Corp.	77,500	6,307
	Murphy Oil Corp.	53,300	3,500
	Royal Dutch Shell PLC - Class A, ADR	74,200	5,278
	Schlumberger, Ltd.	39,800	3,439

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Spectra Energy Corp.	46,950	1,287
	Sunoco, Inc.	29,900	1,247

	Total		37,751

	Financials (19.2%)
	The Allstate Corp.	89,300	2,726
	American Express Co.	114,100	5,899
	Bank of America Corp.	315,723	3,460
	The Bank of New York Mellon Corp.	76,300	1,955
	Capital One Financial Corp.	37,400	1,933
	The Chubb Corp.	18,700	1,171
	JPMorgan Chase & Co.	178,488	7,307
	KeyCorp	120,800	1,006
	Legg Mason, Inc.	72,200	2,365
	Lincoln National Corp.	63,676	1,814
	Marsh & McLennan Cos., Inc.	100,000	3,119
	Morgan Stanley	45,000	1,036
	Northern Trust Corp.	44,700	2,054
	NYSE Euronext	38,200	1,309
	Och-Ziff Capital Management Group - Class A	32,700	454
	PNC Financial Services Group, Inc.	36,300	2,164
	Regions Financial Corp.	138,900	861
	SLM Corp.	119,900	2,016
	Sun Life Financial, Inc.	50,700	1,525
	SunTrust Banks, Inc.	90,000	2,322
	U.S. Bancorp	148,500	3,788
	Wells Fargo & Co.	160,500	4,504
	Weyerhaeuser Co.	48,135	1,052

	Total		55,840

	Health Care (5.4%)
*	Amgen, Inc.	36,500	2,130
	Bristol-Myers Squibb Co.	75,000	2,172
	Eli Lilly and Co.	36,000	1,351
	Johnson & Johnson	57,700	3,838
	Merck & Co., Inc.	83,200	2,936
	Pfizer, Inc.	152,226	3,136

	Total		15,563

	Industrials (11.7%)
	3M Co.	46,900	4,448
	Avery Dennison Corp.	39,200	1,514
	The Boeing Co.	34,100	2,521
	Cooper Industries PLC	32,700	1,951
	Emerson Electric Co.	22,000	1,238
	General Electric Co.	378,300	7,135
	Honeywell International, Inc.	56,400	3,361
	Illinois Tool Works, Inc.	63,800	3,604
	ITT Corp.	32,100	1,892
	Lockheed Martin Corp.	18,800	1,522
	Masco Corp.	106,500	1,281

The Accompanying Notes are an Integral Part of the Financial Statements.

26	Equity Income Portfolio

Equity Income Portfolio

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Parcel Service, Inc. - Class B	38,800	2,830
*	USG Corp.	37,500	538

	Total		33,835

	Information Technology (6.9%)
	Analog Devices, Inc.	53,000	2,074
	Applied Materials, Inc.	138,300	1,799
	Cisco Systems, Inc.	115,600	1,805
	Computer Sciences Corp.	74,400	2,824
*	Electronic Arts, Inc.	48,200	1,138
	Harris Corp.	67,200	3,028
	Hewlett-Packard Co.	92,600	3,371
	Microsoft Corp.	135,500	3,523
	Texas Instruments, Inc.	18,800	617

	Total		20,179

	Materials (5.6%)
	E.I. du Pont de Nemours and Co.	30,300	1,638
	International Flavors & Fragrances, Inc.	30,200	1,940
	International Paper Co.	110,800	3,304
	MeadWestvaco Corp.	50,900	1,695
	Monsanto Co.	41,600	3,018
	Nucor Corp.	63,200	2,605
	Vulcan Materials Co.	54,500	2,100

	Total		16,300

	Telecommunication Services (3.3%)
	AT&T, Inc.	167,035	5,247
	CenturyLink, Inc.	47,690	1,928
	Verizon Communications, Inc.	63,800	2,375

	Total		9,550

	Utilities (7.6%)
	CenterPoint Energy, Inc.	25,700	497
	Constellation Energy Group, Inc.	74,400	2,824
	Duke Energy Corp.	84,100	1,584
	Entergy Corp.	45,300	3,093
	Exelon Corp.	73,200	3,136
	FirstEnergy Corp.	28,900	1,276
	NiSource, Inc.	130,200	2,637
	Pinnacle West Capital Corp.	31,200	1,391
	PPL Corp.	47,500	1,322
	Progress Energy, Inc.	40,600	1,949
	TECO Energy, Inc.	30,000	567
	Xcel Energy, Inc.	75,000	1,822

	Total		22,098

	Total Common Stocks (Cost: $253,297)		270,978

Foreign Common Stocks (1.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	49,400	619

Total			619

Telecommunication Services (0.9%)
Telefonica SA	Spain	54,128	1,323
Vodafone Group PLC	United Kingdom	399,100	1,059

Total			2,382

Total Foreign Common Stocks (Cost: $2,491)			3,001

Preferred Stocks (0.7%)

Consumer Discretionary (0.7%)
General Motors Co., Series B, 4.75%, 12/1/13	40,200	1,959

Total Preferred Stocks
(Cost: $2,008)		1,959

Short-Term Investments (5.4%)

Other Holdings (5.4%)
(b) T. Rowe Price Reserve Investment Fund	15,749,099	15,749

Total Short-Term Investments
(Cost: $15,749)		15,749

Total Investments (100.6%)
(Cost: $273,545)(a)		291,687

Other Assets, Less
Liabilities (-0.6%)		(1,650)

Net Assets (100.0%)		290,037

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio	27

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $273,545 and the net unrealized appreciation of investments based on that cost was $18,142 which is comprised of $39,003 aggregate gross unrealized appreciation and $20,861 aggregate gross unrealized depreciation.

(b)	A portion of the securities have been pledged as collateral for when-issued securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$270,978	$-	$-
Foreign Common Stocks	3,001	-	-
Preferred Stocks	1,959	-	-
Short-Term Investments	-	15,749	-
Other Financial Instruments^	-	-	-
Total	$275,938	$15,749	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

28	Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments as a cash management strategy. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,055.80	$ 2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$ 2.67

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio	29

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.3%)
*	Bed Bath & Beyond, Inc.	251,500	14,680
*	BorgWarner, Inc.	104,400	8,434
	Chico’s FAS, Inc.	701,924	10,690
	DeVry, Inc.	311,400	18,413
*	Dollar Tree, Inc.	204,350	13,614
	Fortune Brands, Inc.	116,900	7,455
*	GameStop Corp. - Class A	293,900	7,838
*	Jack in the Box, Inc.	500,600	11,404
*	Lamar Advertising Co. - Class A	195,200	5,343
	Limited Brands, Inc.	225,900	8,686
	Macy’s, Inc.	181,500	5,307
	Marriott International, Inc. - Class A	182,900	6,491
	The McGraw-Hill Cos., Inc.	179,800	7,535
	Nordstrom, Inc.	196,800	9,238
*	O’Reilly Automotive, Inc.	264,660	17,338
*	Penn National Gaming, Inc.	293,100	11,824
*	Priceline.com, Inc.	19,600	10,034

	Total		174,324

	Consumer Staples (1.9%)
	Mead Johnson Nutrition Co.	143,000	9,660
*	Ralcorp Holdings, Inc.	101,700	8,805

	Total		18,465

	Energy (8.6%)
*	Cameron International Corp.	297,700	14,971
	Cimarex Energy Co.	121,300	10,907
	Core Laboratories N.V.	74,500	8,310
*	Denbury Resources, Inc.	601,600	12,032
*	FMC Technologies, Inc.	110,800	4,963
*	Forest Oil Corp.	247,200	6,603
*	Oasis Petroleum, Inc.	332,000	9,854
*	Weatherford International, Ltd.	744,400	13,957

	Total		81,597

	Financials (7.6%)
	Assured Guaranty, Ltd.	397,912	6,490
*	CB Richard Ellis Group, Inc. - Class A	388,700	9,760
	DuPont Fabros Technology, Inc.	277,700	6,998
*	IntercontinentalExchange, Inc.	88,383	11,022
	Invesco, Ltd.	421,100	9,854
	Lazard, Ltd. - Class A	238,300	8,841
*	MBIA, Inc.	601,300	5,225

	Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Raymond James Financial, Inc.	327,300	10,523
	Synovus Financial Corp.	1,735,800	3,611

	Total		72,324

	Health Care (12.6%)
	AmerisourceBergen Corp.	309,600	12,817
*	Cerner Corp.	147,800	9,032
*	Covance, Inc.	172,900	10,265
*	DaVita, Inc.	151,050	13,083
*	Express Scripts, Inc.	253,000	13,657
*	IDEXX Laboratories, Inc.	53,712	4,166
*	Immucor, Inc.	714,929	14,599
*	Intuitive Surgical, Inc.	34,000	12,652
*	Mettler-Toledo International, Inc.	104,400	17,609
	Pharmaceutical Product Development, Inc.	455,600	12,228

	Total		120,108

	Industrials (15.8%)
*	BE Aerospace, Inc.	183,200	7,476
	Cooper Industries PLC	117,500	7,011
*	Corrections Corp. of America	576,000	12,470
	Cummins, Inc.	117,800	12,191
	Dover Corp.	307,600	20,855
	Expeditors International of Washington, Inc.	250,860	12,841
*	Foster Wheeler AG	359,400	10,919
	Joy Global, Inc.	85,600	8,153
	MSC Industrial Direct Co., Inc. - Class A	183,000	12,135
*	Owens Corning, Inc.	180,900	6,757
	Precision Castparts Corp.	41,200	6,784
	Republic Services, Inc.	219,000	6,756
	Robert Half International, Inc.	317,800	8,590
	Roper Industries, Inc.	211,200	17,593

	Total		150,531

	Information Technology (23.1%)
*	Alliance Data Systems Corp.	198,600	18,682
	Altera Corp.	162,100	7,513
	Amphenol Corp. - Class A	365,100	19,712
*	Autodesk, Inc.	355,000	13,703
	Avago Technologies, Ltd.	430,100	16,344
*	BMC Software, Inc.	374,600	20,491
*	Check Point Software Technologies, Ltd.	184,400	10,483
*	Citrix Systems, Inc.	166,500	13,320
*	Cognizant Technology Solutions Corp. - Class A	131,500	9,644

	Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	F5 Networks, Inc.	42,900	4,730
	Global Payments, Inc.	288,000	14,688
*	Informatica Corp.	81,100	4,739
	Microchip Technology, Inc.	268,495	10,179
*	Monster Worldwide, Inc.	208,600	3,058
*	Skyworks Solutions, Inc.	298,100	6,850
*	Teradata Corp.	77,400	4,659
*	VeriFone Systems, Inc.	246,500	10,932
	Western Union Co.	794,800	15,920
*	Zebra Technologies Corp. - Class A	354,600	14,954

	Total		220,601

	Materials (6.7%)
	Ecolab, Inc.	189,300	10,673
*	Owens-Illinois, Inc.	434,800	11,222
	PPG Industries, Inc.	154,900	14,063
	Praxair, Inc.	133,240	14,442
*	Solutia, Inc.	286,400	6,544
	Titanium Metals Corp.	363,600	6,661

	Total		63,605

	Telecommunication Services (2.4%)
*	NII Holdings, Inc.	223,600	9,476
*	SBA Communications Corp. - Class A	342,500	13,080

	Total		22,556

	Total Common Stocks
	(Cost: $751,763)		924,111

	Short-Term Investments (3.1%)

	Federal Government & Agencies (0.5%)
	Federal Home Loan Bank, 0.08%, 7/15/11	1,000,000	1,000
	Federal Home Loan Bank, 0.085%, 9/9/11	3,000,000	3,000

	Total		4,000

	Oil and Gas (1.6%)
(b)	Devon Energy Corp., 0.15%, 7/1/11	5,600,000	5,600
	E. I. du Pont de Nemours and Co., 0.14%, 7/25/11	10,000,000	9,999

	Total		15,599

The Accompanying Notes are an Integral Part of the Financial Statements.

30	Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Short-Term Investments (3.1%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.0%)
Atlantic Asset Securitization LLC, 0.16%, 7/21/11	5,000,000	4,999
Atlantic Asset Securitization LLC, 0.17%, 7/13/11	5,000,000	5,000

Total		9,999

Total Short-Term Investments
(Cost: $29,598)		29,598

Total Investments (100.1%)
(Cost: $781,361)(a)		953,709

Other Assets, Less
Liabilities (-0.1%)		(1,033)

Net Assets (100.0%)		952,676

*	Non-Income Producing

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $781,361 and the net unrealized appreciation of investments based on that cost was $172,348 which is comprised of $218,996 aggregate gross unrealized appreciation and $46,648 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $13,000)	140	9/11	$ 671

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$924,111	$-	$-
Short-Term Investments	-	29,598	-
Other Financial Instruments - Futures^	671	-	-
Total	$924,782	$29,598	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio	31

Index 400 Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as S&P MidCap 400® Index stock futures and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,084.50	$ 1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	$ 1.33

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32	Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.2%)
*	99 Cents Only Stores	17,933	363
	Aaron’s, Inc.	27,300	771
	Advance Auto Parts, Inc.	29,100	1,702
*	Aeropostale, Inc.	30,675	537
*	AMC Networks, Inc.	19,400	844
	American Eagle Outfitters, Inc.	74,050	944
	American Greetings Corp. - Class A	15,400	370
*	Ann, Inc.	19,750	515
*	Ascena Retail Group, Inc.	26,100	889
*	Bally Technologies, Inc.	16,400	667
	Barnes & Noble, Inc.	14,900	247
	Bob Evans Farms, Inc.	11,500	402
*	BorgWarner, Inc.	41,600	3,361
	Brinker International, Inc.	32,175	787
*	Career Education Corp.	23,900	505
*	The Cheesecake Factory, Inc.	22,150	695
	Chico’s FAS, Inc.	66,900	1,019
*	Collective Brands, Inc.	23,342	343
*	Deckers Outdoor Corp.	14,700	1,296
*	Dick’s Sporting Goods, Inc.	34,700	1,334
*	Dollar Tree, Inc.	46,450	3,094
*	DreamWorks Animation SKG, Inc. - Class A	27,000	543
*	Eastman Kodak Co.	102,200	366
	Foot Locker, Inc.	58,400	1,388
*	Fossil, Inc.	19,000	2,237
	Gentex Corp.	54,200	1,638
	Guess?, Inc.	24,300	1,022
*	Hanesbrands, Inc.	36,700	1,048
	International Speedway Corp. - Class A	11,100	315
*	ITT Educational Services, Inc.	8,700	681
	John Wiley & Sons, Inc. - Class A	17,800	926
	KB Home	27,400	268
*	Lamar Advertising Co. - Class A	21,900	599
*	Life Time Fitness, Inc.	16,100	643
*	LKQ Corp.	55,400	1,445
	M.D.C. Holdings, Inc.	14,400	355
	Matthews International Corp. - Class A	11,200	450
	Meredith Corp.	13,800	430
*	Mohawk Industries, Inc.	21,400	1,284
*	The New York Times Co. - Class A	45,300	395
*	NVR, Inc.	2,200	1,596
*	Office Depot, Inc.	107,700	454
*	Panera Bread Co. - Class A	11,600	1,458

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	PetSmart, Inc.	43,100	1,955
	Phillips-Van Heusen Corp.	25,600	1,676
	Polaris Industries, Inc.	13,100	1,456
	RadioShack Corp.	40,500	539
	Regis Corp.	21,900	336
	Rent-A-Center, Inc.	24,200	740
	The Ryland Group, Inc.	16,900	279
*	Saks, Inc.	62,100	694
	Scholastic Corp.	9,000	239
*	Scientific Games Corp. - Class A	24,100	249
	Service Corp. International	90,700	1,059
	Sotheby’s	25,700	1,118
	Strayer Education, Inc.	4,600	581
	Thor Industries, Inc.	16,100	464
*	The Timberland Co. - Class A	14,900	640
*	Toll Brothers, Inc.	55,600	1,153
	Tractor Supply Co.	27,400	1,833
	Tupperware Brands Corp.	23,700	1,599
*	Under Armour, Inc.	13,500	1,044
*	The Warnaco Group, Inc.	16,700	873
	Wendy’s/Arby’s Group, Inc.	122,500	621
	Williams-Sonoma, Inc.	39,900	1,456
*	WMS Industries, Inc.	21,700	667

	Total		61,497

	Consumer Staples (3.8%)
*	BJ’s Wholesale Club, Inc.	20,800	1,047
	Church & Dwight Co., Inc.	54,300	2,201
	Corn Products International, Inc.	29,001	1,603
*	Energizer Holdings, Inc.	26,500	1,918
	Flowers Foods, Inc.	42,800	943
*	Green Mountain Coffee Roasters, Inc.	47,400	4,231
*	Hansen Natural Corp.	26,200	2,121
	Lancaster Colony Corp.	7,200	438
*	Ralcorp Holdings, Inc.	20,900	1,810
	Ruddick Corp.	16,200	705
*	Smithfield Foods, Inc.	63,100	1,380
	Tootsie Roll Industries, Inc.	9,493	278
	Universal Corp.	8,800	331

	Total		19,006

	Energy (6.9%)
	Arch Coal, Inc.	80,600	2,149
*	Atwood Oceanics, Inc.	21,400	944
*	Bill Barrett Corp.	17,900	830

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	CARBO Ceramics, Inc.	7,200	1,173
	Cimarex Energy Co.	32,500	2,922
*	Comstock Resources, Inc.	18,100	521
*	Dresser-Rand Group, Inc.	30,300	1,629
*	Dril-Quip, Inc.	13,100	889
	Energen Corp.	27,400	1,548
*	Exterran Holdings, Inc.	24,302	482
*	Forest Oil Corp.	43,100	1,151
	Frontier Oil Corp.	40,200	1,299
*	Helix Energy Solutions Group, Inc.	40,300	667
	Holly Corp.	38,200	2,651
*	Northern Oil and Gas, Inc.	20,600	456
	Oceaneering International, Inc.	41,200	1,669
*	Oil States International, Inc.	19,500	1,558
	Overseas Shipholding Group, Inc.	10,200	275
*	Patriot Coal Corp.	34,700	773
	Patterson-UTI Energy, Inc.	58,700	1,856
*	Plains Exploration & Production Co.	53,566	2,042
*	Quicksilver Resources, Inc.	44,800	661
	SM Energy Co.	24,200	1,778
	Southern Union Co.	47,400	1,903
*	Superior Energy Services, Inc.	30,300	1,125
	Tidewater, Inc.	19,700	1,060
*	Unit Corp.	15,200	926

	Total		34,937

	Financials (17.2%)
*	Affiliated Managers Group, Inc.	19,800	2,009
	Alexandria Real Estate Equities, Inc.	23,500	1,819
	American Financial Group, Inc.	28,650	1,023
	Apollo Investment Corp.	74,495	761
	Arthur J. Gallagher & Co.	42,000	1,199
	Aspen Insurance Holdings, Ltd.	26,900	692
	Associated Banc-Corp.	65,863	915
	Astoria Financial Corp.	31,400	402
	BancorpSouth, Inc.	27,900	346
	Bank of Hawaii Corp.	18,100	842
	BRE Properties, Inc.	27,900	1,392
	Brown & Brown, Inc.	44,500	1,142
	Camden Property Trust	26,700	1,699
	Cathay General Bancorp	29,900	490
	City National Corp.	18,000	977

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	33

Index 400 Stock Portfolio

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Commerce Bancshares, Inc.	29,427	1,265
	Corporate Office Properties Trust	27,000	840
	Cousins Properties, Inc.	39,376	336
	Cullen/Frost Bankers, Inc.	23,300	1,325
	Duke Realty Corp.	95,900	1,344
	East West Bancorp, Inc.	56,500	1,142
	Eaton Vance Corp.	45,000	1,360
	Equity One, Inc.	23,500	438
	Essex Property Trust, Inc.	12,400	1,678
	Everest Re Group, Ltd.	20,600	1,684
	Federal Realty Investment Trust	23,600	2,010
	Fidelity National Financial, Inc. - Class A	84,791	1,335
	First American Financial Corp.	39,900	624
	First Niagara Financial Group, Inc.	115,110	1,519
	FirstMerit Corp.	41,510	685
	Fulton Financial Corp.	75,700	811
	Greenhill & Co., Inc.	9,700	522
	Hancock Holding Co.	31,700	982
	Hanover Insurance Group, Inc.	17,300	652
	HCC Insurance Holdings, Inc.	43,150	1,359
	Highwoods Properties, Inc.	27,400	908
	Hospitality Properties Trust	46,900	1,137
	International Bancshares Corp.	20,100	336
	Jefferies Group, Inc.	54,100	1,104
	Jones Lang LaSalle, Inc.	16,300	1,537
	Liberty Property Trust	43,800	1,427
	The Macerich Co.	49,688	2,658
	Mack-Cali Realty Corp.	33,000	1,087
	Mercury General Corp.	13,500	533
*	MSCI, Inc. - Class A	45,600	1,718
	Nationwide Health Properties, Inc.	48,100	1,992
	New York Community Bancorp, Inc.	166,121	2,490
	Old Republic International Corp.	96,875	1,138
	OMEGA Healthcare Investors, Inc.	38,600	811
	Potlatch Corp.	15,247	538
	Prosperity Bancshares, Inc.	17,800	780
	Protective Life Corp.	32,600	754
	Raymond James Financial, Inc.	38,425	1,235
	Rayonier, Inc.	30,766	2,011
	Realty Income Corp.	48,200	1,614
	Regency Centers Corp.	34,100	1,499

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Reinsurance Group of America, Inc.	28,100	1,710
	SEI Investments Co.	54,900	1,236
	Senior Housing Properties Trust	53,900	1,262
	SL Green Realty Corp.	31,500	2,610
	StanCorp Financial Group, Inc.	17,200	726
*	SVB Financial Group	16,300	973
	Synovus Financial Corp.	298,200	620
	Taubman Centers, Inc.	21,200	1,255
	TCF Financial Corp.	60,400	834
	Transatlantic Holdings, Inc.	23,700	1,162
	Trustmark Corp.	21,600	506
	UDR, Inc.	72,102	1,770
	Unitrin, Inc.	18,600	552
	Valley National Bancorp	64,511	878
	W.R. Berkley Corp.	44,150	1,432
	Waddell & Reed Financial, Inc. - Class A	32,800	1,192
	Washington Federal, Inc.	42,165	693
	Webster Financial Corp.	27,900	586
	Weingarten Realty Investors	45,900	1,155
	Westamerica Bancorporation	11,000	542

	Total		86,620

	Health Care (9.8%)
*	Allscripts Healthcare Solutions, Inc.	72,200	1,402
*	Bio-Rad Laboratories, Inc. - Class A	7,400	883
*	Catalyst Health Solutions, Inc.	18,900	1,055
*	Charles River Laboratories International, Inc.	19,600	797
*	Community Health Systems, Inc.	35,700	917
	The Cooper Cos., Inc.	17,800	1,410
*	Covance, Inc.	23,000	1,365
*	Endo Pharmaceuticals Holdings, Inc.	44,300	1,780
*	Gen-Probe, Inc.	18,200	1,259
*	Health Management Associates, Inc. - Class A	96,200	1,037
*	Health Net, Inc.	34,400	1,104
*	Henry Schein, Inc.	35,000	2,506
	Hill-Rom Holdings, Inc.	24,000	1,105
*	Hologic, Inc.	99,300	2,003
*	IDEXX Laboratories, Inc.	21,800	1,691
*	Immucor, Inc.	26,700	545
*	Kindred Healthcare, Inc.	19,600	421
*	Kinetic Concepts, Inc.	23,400	1,349
*	LifePoint Hospitals, Inc.	19,900	778
	Lincare Holdings, Inc.	35,950	1,052

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Masimo Corp.	22,700	674
	Medicis Pharmaceutical Corp. - Class A	23,400	893
*	MEDNAX, Inc.	18,200	1,314
*	Mettler-Toledo International, Inc.	12,200	2,058
	Omnicare, Inc.	44,000	1,403
	Owens & Minor, Inc.	24,250	836
	Perrigo Co.	31,700	2,785
	Pharmaceutical Product Development, Inc.	43,000	1,154
*	ResMed, Inc.	58,100	1,798
	STERIS Corp.	22,500	787
	Techne Corp.	14,100	1,175
	Teleflex, Inc.	15,300	934
*	Thoratec Corp.	21,700	712
*	United Therapeutics Corp.	19,400	1,069
	Universal Health Services, Inc. - Class B	37,100	1,912
*	VCA Antech, Inc.	32,800	695
*	Vertex Pharmaceuticals, Inc.	78,200	4,066
*	WellCare Health Plans, Inc.	16,200	833

	Total		49,557

	Industrials (14.1%)
	Acuity Brands, Inc.	16,400	915
*	Aecom Technology Corp.	45,300	1,238
*	AGCO Corp.	36,000	1,777
*	Alaska Air Group, Inc.	13,600	931
	Alexander & Baldwin, Inc.	15,800	761
	Alliant Techsystems, Inc.	12,700	906
	AMETEK, Inc.	61,075	2,742
*	BE Aerospace, Inc.	39,200	1,600
	The Brink’s Co.	17,700	528
	Bucyrus International, Inc.	30,900	2,832
	Carlisle Cos., Inc.	23,200	1,142
*	Clean Harbors, Inc.	8,700	898
	Con-way, Inc.	21,000	815
*	Copart, Inc.	22,686	1,057
	The Corporate Executive Board Co.	13,100	572
*	Corrections Corp. of America	40,800	883
	Crane Co.	17,500	865
	Deluxe Corp.	19,500	482
	Donaldson Co., Inc.	29,000	1,760
*	FTI Consulting, Inc.	16,000	607
	Gardner Denver, Inc.	19,900	1,673
	GATX Corp.	17,600	653
	Graco, Inc.	23,000	1,165
	Granite Construction, Inc.	12,900	316
	Harsco Corp.	30,600	998

The Accompanying Notes are an Integral Part of the Financial Statements.

34	Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Herman Miller, Inc.	21,800	593
	HNI Corp.	17,000	427
	Hubbell, Inc. - Class B	22,900	1,487
*	Huntington Ingalls Industries, Inc.	18,500	638
	IDEX Corp.	31,480	1,443
	J.B. Hunt Transport Services, Inc.	32,900	1,549
*	JetBlue Airways Corp.	77,225	471
*	Kansas City Southern	41,700	2,474
	KBR, Inc.	57,600	2,171
	Kennametal, Inc.	31,100	1,313
*	Kirby Corp.	20,400	1,156
*	Korn/Ferry International	17,800	391
	Landstar System, Inc.	18,200	846
	Lennox International, Inc.	17,000	732
	Lincoln Electric Holdings, Inc.	32,000	1,147
	Manpower, Inc.	31,200	1,674
	Mine Safety Appliances Co.	11,800	441
	MSC Industrial Direct Co., Inc. - Class A	17,200	1,141
	Nordson Corp.	25,900	1,421
*	Oshkosh Corp.	34,600	1,001
	Pentair, Inc.	37,400	1,509
	Regal-Beloit Corp.	14,700	981
	Rollins, Inc.	24,030	490
*	The Shaw Group, Inc.	27,400	828
	SPX Corp.	19,400	1,604
*	Terex Corp.	41,600	1,184
*	Thomas & Betts Corp.	19,900	1,072
	The Timken Co.	30,900	1,557
	Towers Watson & Co. - Class A	17,100	1,124
	Trinity Industries, Inc.	30,350	1,059
	Triumph Group, Inc.	7,300	727
*	United Rentals, Inc.	23,723	603
*	URS Corp.	29,900	1,338
	UTI Worldwide, Inc.	39,000	768
	Valmont Industries, Inc.	8,100	781
	Wabtec Corp.	18,300	1,203
	Waste Connections, Inc.	43,150	1,369
	Watsco, Inc.	10,800	734
	Werner Enterprises, Inc.	16,850	422
	Woodward, Inc.	22,500	784

	Total		70,769

	Information Technology (14.4%)
*	ACI Worldwide, Inc.	12,700	429
*	Acxiom Corp.	30,802	404
	ADTRAN, Inc.	24,600	952
*	Advent Software, Inc.	12,300	347
*	Alliance Data Systems Corp.	19,400	1,825
*	ANSYS, Inc.	34,900	1,908
*	AOL, Inc.	40,600	806
*	Arrow Electronics, Inc.	44,100	1,830
*	Atmel Corp.	173,800	2,445

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Avnet, Inc.	58,000	1,849
	Broadridge Financial Solutions, Inc.	46,900	1,129
*	Cadence Design Systems, Inc.	102,100	1,078
*	Ciena Corp.	36,100	664
*	Concur Technologies, Inc.	17,800	891
*	Convergys Corp.	46,100	629
*	CoreLogic, Inc.	41,500	693
*	Cree, Inc.	41,600	1,397
	Cypress Semiconductor Corp.	63,800	1,349
	Diebold, Inc.	24,800	769
*	Digital River, Inc.	15,100	486
	DST Systems, Inc.	13,600	718
*	Equinix, Inc.	17,800	1,798
	FactSet Research Systems, Inc.	17,500	1,791
	Fair Isaac Corp.	15,100	456
*	Fairchild Semiconductor International, Inc.	48,500	810
*	Gartner, Inc.	32,900	1,326
	Global Payments, Inc.	30,400	1,550
*	Informatica Corp.	40,200	2,349
*	Ingram Micro, Inc. - Class A	61,200	1,110
*	Integrated Device Technology, Inc.	56,230	442
*	International Rectifier Corp.	26,500	741
	Intersil Corp. - Class A	47,700	613
*	Itron, Inc.	15,400	742
	Jack Henry & Associates, Inc.	32,800	984
*	Lam Research Corp.	47,300	2,094
	Lender Processing Services, Inc.	32,800	686
	ManTech International Corp. - Class A	8,600	382
*	Mentor Graphics Corp.	42,200	541
*	MICROS Systems, Inc.	30,800	1,531
	National Instruments Corp.	33,875	1,006
*	NCR Corp.	60,200	1,137
*	NeuStar, Inc. - Class A	28,000	734
*	Parametric Technology Corp.	45,100	1,034
	Plantronics, Inc.	18,300	669
*	Polycom, Inc.	33,500	2,154
*	QLogic Corp.	39,800	634
*	Quest Software, Inc.	23,100	525
*	Rackspace Hosting, Inc.	37,800	1,616
*	RF Micro Devices, Inc.	105,100	643
*	Riverbed Technology, Inc.	58,300	2,308
*	Rovi Corp.	42,900	2,461
*	Semtech Corp.	24,800	678
*	Silicon Laboratories, Inc.	16,900	697
*	Skyworks Solutions, Inc.	70,700	1,625

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Solera Holdings, Inc.	26,800	1,586
*	SRA International, Inc. - Class A	16,400	507
*	Synopsys, Inc.	55,700	1,432
*	Tech Data Corp.	17,600	860
*	TIBCO Software, Inc.	61,400	1,782
*	Trimble Navigation, Ltd.	46,600	1,847
*	ValueClick, Inc.	29,900	496
*	Varian Semiconductor Equipment Associates, Inc.	28,600	1,757
*	Vishay Intertechnology, Inc.	62,787	944
*	Zebra Technologies Corp. - Class A	20,800	877

	Total		72,553

	Materials (6.6%)
	Albemarle Corp.	34,800	2,408
	AptarGroup, Inc.	25,500	1,335
	Ashland, Inc.	30,100	1,945
	Cabot Corp.	24,900	993
	Carpenter Technology Corp.	16,700	963
	Commercial Metals Co.	43,800	629
	Compass Minerals International, Inc.	12,500	1,076
	Cytec Industries, Inc.	18,700	1,069
	Domtar Corp.	15,600	1,478
	Grief, Inc. - Class A	11,800	767
*	Intrepid Potash, Inc.	16,800	546
*	Louisiana-Pacific Corp.	50,200	409
	The Lubrizol Corp.	24,400	3,276
	Martin Marietta Materials, Inc.	17,300	1,383
	Minerals Technologies, Inc.	6,900	457
	NewMarket Corp.	3,600	615
	Olin Corp.	30,300	687
	Packaging Corp. of America	38,100	1,066
	Reliance Steel & Aluminum Co.	28,400	1,410
	Rock-Tenn Co. - Class A	25,800	1,712
	RPM International, Inc.	49,500	1,139
	The Scotts Miracle-Gro Co. - Class A	17,000	872
	Sensient Technologies Corp.	19,000	704
	Silgan Holdings, Inc.	18,613	763
	Sonoco Products Co.	37,900	1,347
	Steel Dynamics, Inc.	83,000	1,349
	Temple-Inland, Inc.	41,100	1,222
	The Valspar Corp.	35,600	1,284
	Worthington Industries, Inc.	21,200	490

	Total		33,394

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	35

Index 400 Stock Portfolio

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.5%)
	Telephone and Data Systems, Inc.	34,600	1,076
*	tw telecom, Inc.	57,200	1,174

	Total		2,250

	Utilities (5.0%)
	AGL Resources, Inc.	29,700	1,209
	Alliant Energy Corp.	42,100	1,712
	Aqua America, Inc.	52,533	1,155
	Atmos Energy Corp.	34,300	1,140
	Black Hills Corp.	15,000	451
	Cleco Corp.	23,200	808
	DPL, Inc.	44,400	1,339
	Great Plains Energy, Inc.	51,677	1,071
	Hawaiian Electric Industries, Inc.	36,200	871
	IDACORP, Inc.	18,800	743
	MDU Resources Group, Inc.	71,700	1,613
	National Fuel Gas Co.	31,400	2,286
	NSTAR	39,300	1,807
	NV Energy, Inc.	89,581	1,375
	OGE Energy Corp.	37,200	1,872
	PNM Resources, Inc.	32,950	552
	Questar Corp.	67,400	1,194
	UGI Corp.	42,400	1,352
	Vectren Corp.	31,000	864
	Westar Energy, Inc.	43,200	1,162
	WGL Holdings, Inc.	19,500	751

	Total		25,327

	Total Common Stocks
	(Cost: $372,893)		455,910

	Short-Term Investments (10.1%)

	Energy (0.4%)
	Sempra Global, 0.30%, 7/6/11	2,200,000	2,200

	Total		2,200

	Federal Government & Agencies (1.1%)
	Federal Home Loan Bank, 0.08%, 9/2/11	6,000,000	5,999

	Total		5,999

	Finance Services (1.5%)
	Govco LLC, 0.13%, 7/5/11	4,000,000	4,000
	Govco LLC, 0.13%, 7/8/11	3,500,000	3,500

	Total		7,500

	Restaurants (1.7%)
	Darden Restaurants, Inc., 0.24%, 7/1/11	8,400,000	8,400

	Total		8,400

	Short-Term Investments (10.1%)	Shares/ $ Par	Value $ (000’s)

	Short Term Business Credit (3.4%)
	Atlantic Asset Securitization LLC, 0.14%, 7/13/11	4,000,000	4,000
	Atlantic Asset Securitization LLC, 0.16%, 8/1/11	4,000,000	3,999
	Falcon Asset Securitization Co. LLC, 0.13%, 7/11/11	6,000,000	6,000
(b)	Falcon Asset Securitization Co. LLC, 0.13%, 7/20/11	3,000,000	3,000

	Total		16,999

	Utilities (2.0%)
	Public Service Electric & Gas Co., 0.25%, 7/6/11	10,000,000	10,000

	Total		10,000

	Total Short-Term Investments
	(Cost: $51,097)		51,098

	Total Investments (100.6%)
	( Cost: $423,990)(a)		507,008

	Other Assets, Less
	Liabilities (-0.6%)		(3,232)

	Net Assets (100.0%)		503,776

The Accompanying Notes are an Integral Part of the Financial Statements.

36	Index 400 Stock Portfolio

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $423,990 and the net unrealized appreciation of investments based on that cost was $83,018 which is comprised of $118,157 aggregate gross unrealized appreciation and $35,139 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $48,905)	526	9/11	$ 2,457

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$455,910	$-	$-
Short-Term Investments	-	51,098	-
Other Financial Instruments - Futures^	2,457	-	-
Total	$458,367	$51,098	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	37

Mid Cap Value Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments for hedging purposes or as a cash management strategy. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may engage in active and frequent trading in pursuit of its investment objective. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,039.60	$ 4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$ 4.60

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

38	Mid Cap Value Portfolio

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.7%)
	Best Buy Co., Inc.	13,719	431
	CEC Entertainment, Inc.	37,343	1,498
	Genuine Parts Co.	5,461	297
	International Speedway Corp. - Class A	17,163	488
	Lowe’s Cos., Inc.	101,164	2,358
	Mattel, Inc.	22,208	610
	Omnicom Group, Inc.	13,026	627
	Speedway Motorsports, Inc.	17,334	246
	Staples, Inc.	98,910	1,563
	Target Corp.	25,336	1,188
	Whirlpool Corp.	17,055	1,387

	Total		10,693

	Consumer Staples (11.6%)
	Campbell Soup Co.	9,294	321
	The Clorox Co.	15,258	1,029
	CVS Caremark Corp.	39,666	1,491
	Dr. Pepper Snapple Group, Inc.	20,001	839
*	Energizer Holdings, Inc.	6,131	443
	General Mills, Inc.	42,076	1,566
	H.J. Heinz Co.	15,483	825
	Kellogg Co.	31,255	1,729
	Kimberly-Clark Corp.	41,179	2,741
*	Ralcorp Holdings, Inc.	15,350	1,329
	Sysco Corp.	58,535	1,825

	Total		14,138

	Energy (3.9%)
	EQT Corp.	31,924	1,677
	Murphy Oil Corp.	28,049	1,842
	Spectra Energy Partners LP	19,182	610
*	Ultra Petroleum Corp.	6,603	302
	Williams Partners LP	5,627	305

	Total		4,736

	Financials (27.7%)
	ACE, Ltd.	19,524	1,285
	The Allstate Corp.	44,201	1,349
	Annaly Capital Management, Inc.	41,705	752
	Aon Corp.	21,476	1,102
	Arthur J. Gallagher & Co.	22,500	642
	BOK Financial Corp.	6,032	330
	Capitol Federal Financial, Inc.	90,157	1,060
	Capstead Mortgage Corp.	29,926	401
	The Chubb Corp.	15,834	991
	Comerica, Inc.	50,824	1,757
	Commerce Bancshares, Inc.	31,332	1,347
	Cullen/Frost Bankers, Inc.	6,603	375
	Franklin Resources, Inc.	8,918	1,171
	Government Properties Income Trust	70,481	1,904
	HCC Insurance Holdings, Inc.	47,223	1,488
	Hudson City Bancorp, Inc.	211,333	1,731

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Marsh & McLennan Cos., Inc.	43,558	1,359
	National Health Investors, Inc.	9,077	403
	Northern Trust Corp.	64,315	2,956
	People’s United Financial, Inc.	131,335	1,765
	Piedmont Office Realty Trust, Inc. - Class A	73,616	1,501
	Primerica, Inc.	22,736	500
	State Street Corp.	13,785	622
	SunTrust Banks, Inc.	27,971	722
	Symetra Financial Corp.	40,652	546
	T. Rowe Price Group, Inc.	2,585	156
	Torchmark Corp.	8,677	557
	Transatlantic Holdings, Inc.	30,670	1,503
	The Travelers Cos., Inc.	26,085	1,523
	Unum Group	38,951	993
	Westamerica Bancorporation	6,645	327
	Weyerhaeuser Co.	32,709	715

	Total		33,833

	Health Care (7.0%)
*	Boston Scientific Corp.	165,869	1,146
*	CareFusion Corp.	31,673	861
	CIGNA Corp.	15,692	807
	Eli Lilly and Co.	8,066	303
*	Hologic, Inc.	15,109	305
	Humana, Inc.	4,713	380
*	LifePoint Hospitals, Inc.	33,671	1,316
	Patterson Cos., Inc.	33,499	1,102
*	Select Medical Holdings Corp.	29,815	264
*	Symmetry Medical, Inc.	15,088	135
*	Zimmer Holdings, Inc.	30,875	1,951

	Total		8,570

	Industrials (14.4%)
*	Beacon Roofing Supply, Inc.	8,541	195
	Brady Corp. - Class A	3,800	122
	Cintas Corp.	26,175	865
	Hubbell, Inc. - Class B	16,971	1,102
*	Huntington Ingalls Industries, Inc.	15,824	546
	Ingersoll-Rand PLC	5,400	245
	ITT Corp.	30,913	1,822
	Kaydon Corp.	46,950	1,752
	Molex, Inc. - Class A	32,500	698
	Pitney Bowes, Inc.	17,131	394
	Republic Services, Inc.	124,621	3,845
	Southwest Airlines Co.	101,684	1,161
	Stanley Black & Decker, Inc.	7,180	517
*	Thomas & Betts Corp.	35,844	1,930
	Tyco International, Ltd.	38,550	1,906
	Waste Management, Inc.	12,919	481

	Total		17,581

	Information Technology (3.6%)
	Applied Materials, Inc.	138,526	1,802

The Accompanying Notes are an Integral Part of the Financial Statements

Mid Cap Value Portfolio	39

Mid Cap Value Portfolio

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Booz Allen Hamilton Holding Corp.	32,094	613
*	Cadence Design Systems, Inc.	5,768	61
*	Emulex Corp.	73,687	634
	Harris Corp.	7,100	320
*	Teradyne, Inc.	70,077	1,037

	Total		4,467

	Materials (3.5%)
	Bemis Co., Inc.	54,654	1,846
	Minerals Technologies, Inc.	11,396	756
	Newmont Mining Corp.	22,500	1,214
	Olin Corp.	19,700	446

	Total		4,262

	Telecommunication Services (3.2%)
*	American Tower Corp. - Class A	25,758	1,348
	CenturyLink, Inc.	48,060	1,943
	Consolidated Communications Holdings, Inc.	4,070	79
	Windstream Corp.	43,205	560

	Total		3,930

	Utilities (9.8%)
	AGL Resources, Inc.	24,002	977
	American Electric Power Co., Inc.	18,692	704
	Consolidated Edison, Inc.	16,139	859
	The Empire District Electric Co.	25,454	490
	Great Plains Energy, Inc.	28,777	597
	Northeast Utilities	26,375	928
	NV Energy, Inc.	98,352	1,510
	PG&E Corp.	56,997	2,396
	Portland General Electric Co.	17,373	439
	Westar Energy, Inc.	65,032	1,750
	Wisconsin Energy Corp.	13,658	428
	Xcel Energy, Inc.	40,123	975

	Total		12,053

	Total Common Stocks (Cost: $108,399)		114,263

Foreign Common Stocks (5.9%)	Country

Energy (2.7%)
Imperial Oil, Ltd.	Canada	70,009	3,261

Total			3,261

Industrials (1.9%)
Royal Philips Electronics NV	Netherlands	91,198	2,342

Total			2,342

Telecommunication Services (1.3%)
Rogers Communications, Inc. - Class B	Canada	26,275	1,041

	Foreign Common Stocks (5.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Telus Corp.	Canada	10,160	559

	Total			1,600

	Total Foreign Common Stocks (Cost: $7,131)			7,203

	Short-Term Investments (1.0%)

	Federal Government & Agencies (1.0%)
	Federal Home Loan Bank, 0.001%, 7/1/11		1,227,000	1,227

	Total			1,227

	Other Holdings (0.0%)
(m)	JPMorgan Money Market Fund		272	—

	Total			—

	Total Short-Term Investments
	(Cost: $1,227)			1,227

	Total Investments (100.3%)
	(Cost: $116,757)(a)			122,693

	Other Assets, Less
	Liabilities (-0.3%)			(393)

	Net Assets (100.0%)			122,300

The Accompanying Notes are an Integral Part of the Financial Statements

40	Mid Cap Value Portfolio

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $116,757 and the net unrealized appreciation of investments based on that cost was $5,936 which is comprised of $8,900 aggregate gross unrealized appreciation and $2,964 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counter party	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America, N.A.	CAD	3,923	7/11	$-	$(91)	$(91)
Sell	UBS AG	EUR	1,295	7/11		(31)	(31)

					$-	$(122)	$(122)

CAD — Canadian Dollar

EUR — Euro

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$114,263	$-	$-
Foreign Common Stocks	7,203	-	-
Short-Term Investments	-	1,227	-
Liabilities:
Other Financial Instruments—Forward
Currency Contracts^	-	(122)	-
Total	$121,466	$1,105	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

MId Cap Value Portfolio	41

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments to protect against downside risk, to seek to enhance returns, as a cash management strategy or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,102.00	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$2.86

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

42	Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.9%)
*	American Public Education, Inc.	100,090	4,455
*	Bally Technologies, Inc.	102,308	4,162
*	Bravo Brio Restaurant Group, Inc.	268,350	6,556
*	Deckers Outdoor Corp.	40,000	3,526
*	Genesco, Inc.	125,950	6,562
*	Grand Canyon Education, Inc.	117,703	1,669
*	LKQ Corp.	305,365	7,967
	The Men’s Wearhouse, Inc.	157,200	5,298
	Monro Muffler Brake, Inc.	99,709	3,718
*	Red Robin Gourmet Burgers, Inc.	59,150	2,152
*	Shuffle Master, Inc.	321,450	3,007
*	Ulta Salon, Cosmetics & Fragrance, Inc.	65,600	4,236
*	Vera Bradley, Inc.	132,600	5,065

	Total		58,373

	Consumer Staples (4.2%)
*	Heckmann Corp.	844,000	5,097
*	Primo Water Corp.	233,364	3,358
*	TreeHouse Foods, Inc.	75,550	4,126
*	United Natural Foods, Inc.	148,019	6,316

	Total		18,897

	Energy (8.8%)
*	Brigham Exploration Co.	199,293	5,965
	CARBO Ceramics, Inc.	47,446	7,731
*	Carrizo Oil & Gas, Inc.	216,201	9,027
*	Gulfport Energy Corp.	208,500	6,190
*	Superior Energy Services, Inc.	146,650	5,447
*	Swift Energy Co.	145,000	5,404

	Total		39,764

	Financials (7.9%)
	Boston Private Financial Holdings, Inc.	556,740	3,663
	East West Bancorp, Inc.	132,050	2,669
	Greenhill & Co., Inc.	39,808	2,142
	Market Vectors Junior Gold Miners ETF	154,100	5,313
*	MF Global Holdings, Ltd.	603,166	4,669
	MFA Financial, Inc.	509,542	4,097
*	Netspend Holdings, Inc.	273,197	2,732
*	Portfolio Recovery Associates, Inc.	121,981	10,343

	Total		35,628

	Health Care (14.1%)
*	Align Technology, Inc.	194,934	4,444
*	DexCom, Inc.	520,192	7,538
*	Endologix, Inc.	31,219	290

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Exact Sciences Corp.	504,500	4,339
*	Fluidigm Corp.	142,050	2,382
*	Health Management Associates, Inc. - Class A	480,200	5,177
*	Illumina, Inc.	63,850	4,798
*	IPC The Hospitalist Co.	176,600	8,185
*	MAP Pharmaceuticals, Inc.	112,350	1,794
	Masimo Corp.	68,451	2,032
*	Natus Medical, Inc.	205,800	3,118
*	NxStage Medical, Inc.	191,812	3,994
*	PSS World Medical, Inc.	152,950	4,284
	U.S. Physical Therapy, Inc.	94,000	2,325
*	Volcano Corp.	150,550	4,861
*	Zoll Medical Corp.	69,450	3,935

	Total		63,496

	Industrials (15.4%)
	Actuant Corp. - Class A	198,650	5,330
*	Chart Industries, Inc.	100,950	5,449
*	GrafTech International, Ltd.	214,554	4,349
*	Higher One Holdings, Inc.	345,180	6,531
*	Hub Group, Inc. - Class A	255,740	9,631
*	The Keyw Holding Corp.	211,000	2,614
	Knoll, Inc.	208,223	4,179
*	Polypore International, Inc.	113,200	7,680
	Robbins & Myers, Inc.	63,650	3,364
	Snap-on, Inc.	87,900	5,492
	Tennant Co.	79,750	3,184
*	Titan Machinery, Inc.	29,138	839
*	TransDigm Group, Inc.	72,250	6,588
*	WESCO International, Inc.	78,830	4,264

	Total		69,494

	Information Technology (26.6%)
*	Advanced Energy Industries, Inc.	284,517	4,208
*	Ancestry.com, Inc.	154,700	6,403
*	Calix, Inc.	293,100	6,102
*	Cardtronics, Inc.	370,300	8,684
*	Concur Technologies, Inc.	106,400	5,327
*	Cornerstone OnDemand, Inc.	80,000	1,412
*	Dice Holdings, Inc.	361,550	4,888
*	Diodes, Inc.	165,400	4,317
*	Equinix, Inc.	41,330	4,175
*	EZchip Semiconductor, Ltd.	118,750	4,390
*	Finisar Corp.	121,200	2,185
*	InterXion Holding NV	46,100	698
*	Microsemi Corp.	205,015	4,203
	MKS Instruments, Inc.	78,455	2,073

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Nanometrics, Inc.	247,850	4,707
	Pegasystems, Inc.	119,000	5,540
*	RightNow Technologies, Inc.	163,150	5,286
*	Riverbed Technology, Inc.	104,400	4,133
*	Sourcefire, Inc.	322,437	9,583
*	SPS Commerce, Inc.	271,600	4,832
*	SuccessFactors, Inc.	121,053	3,559
*	Synchronoss Technologies, Inc.	221,132	7,017
*	The Ultimate Software Group, Inc.	155,950	8,488
*	VASCO Data Security International, Inc.	266,450	3,317
*	VeriFone Systems, Inc.	50,050	2,220
*	VistaPrint NV	43,726	2,092

	Total		119,839

	Materials (2.8%)
	Balchem Corp.	102,250	4,476
	Globe Specialty Metals, Inc.	149,400	3,350
	Kronos Worldwide, Inc.	150,300	4,727

	Total		12,553

	Other Holdings (1.0%)
	iShares Nasdaq Biotechnology Index Fund	43,970	4,690

	Total		4,690

	Telecommunication Services (1.1%)
	AboveNet, Inc.	69,600	4,904

	Total		4,904

	Total Common Stocks (Cost: $330,996)		427,638

	Short-Term Investments (5.1%)

	Federal Government & Agencies (0.1%)
(b)	Federal Home Loan Bank, 0.085%, 9/2/11	500,000	500

	Total		500

	Finance Services (1.3%)
	Govco LLC, 0.13%, 7/5/11	6,000,000	6,000

	Total		6,000

	Restaurants (1.7%)
	Darden Restaurants, Inc., 0.24%, 7/1/11	7,700,000	7,700

	Total		7,700

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio	43

Small Cap Growth Stock Portfolio

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (2.0%)
Atlantic Asset Securitization LLC, 0.16%, 8/1/11	4,800,000	4,799
Falcon Asset Securitization Co. LLC, 0.13%, 7/1/11	4,000,000	4,000

Total		8,799

Total Short-Term Investments (Cost: $22,999)		22,999

Total Investments (99.9%) (Cost: $353,995)(a)		450,637

Other Assets, Less Liabilities (0.1%)		317

Net Assets (100.0%)		450,954

*	Non-Income Producing

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $353,995 and the net unrealized appreciation of investments based on that cost was $96,642 which is comprised of $100,524 aggregate gross unrealized appreciation and $3,882 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $2,098)	27	9/11	$131

(i)	Written options outstanding on June 30, 2011.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT Equinix, Inc.	$105.000	7/11	60	$(3)
Call — CBOT Sourcefire, Inc.	30.000	7/11	170	(19)
Call — CBOT Synchronoss Technologies, Inc. (Premiums Received $12)	35.000	7/11	121	(2)

CBOT — Chicago Board of Trade				$(24)

(j)	Swap agreements outstanding on June 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	11,687	$(183)

						$(183)

(k)	Cash in the amount of $1,270 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2011.

The Accompanying Notes are an Integral Part of the Financial Statements.

44	Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

The followng is summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1–Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$427,638	$-	$-
Short-Term Investments	-	22,999	-
Other Financial Instruments- Futures^	131	-	-
Liabilities:
Other Financial Instruments^
Written Options	(24)	-	-
Total Return Swaps	-	(183)	-

Total	$427,745	$22,816	$-

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio	45

Index 600 Stock Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments such as exchange-traded funds, futures and option contracts and swap agreements for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,073.60	$ 1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$ 1.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

46	Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.0%)
*	American Public Education, Inc.	1,656	74
	Arbitron, Inc.	2,513	104
*	Arctic Cat, Inc.	1,134	15
*	Audiovox Corp. - Class A	1,731	13
	Big 5 Sporting Goods Corp.	2,036	16
*	Biglari Holdings, Inc.	133	52
*	BJ’s Restaurants, Inc.	2,118	111
*	Blue Nile, Inc.	1,354	60
	Blyth, Inc.	504	25
*	Boyd Gaming Corp.	5,093	44
	Brown Shoe Co., Inc.	4,107	44
	Brunswick Corp.	8,248	168
	The Buckle, Inc.	2,456	105
*	Buffalo Wild Wings, Inc.	1,697	112
*	Cabela’s, Inc.	3,777	103
*	California Pizza Kitchen, Inc.	2,277	42
	Callaway Golf Co.	5,966	37
*	Capella Education Co.	1,457	61
*	Carter’s, Inc.	5,350	165
	The Cato Corp. - Class A	2,732	79
	CEC Entertainment, Inc.	1,838	74
*	The Children’s Place Retail Stores, Inc.	2,395	107
	Christopher & Banks Corp.	3,315	19
*	Coinstar, Inc.	2,906	158
*	Coldwater Creek, Inc.	5,572	8
*	Corinthian Colleges, Inc.	7,837	33
	Cracker Barrel Old Country Store, Inc.	2,128	105
*	Crocs, Inc.	8,199	211
*	DineEquity, Inc.	1,476	77
	Drew Industries, Inc.	1,778	44
*	The E.W. Scripps Co. - Class A	2,903	28
	Ethan Allen Interiors, Inc.	2,665	57
	The Finish Line, Inc. - Class A	4,996	107
	Fred’s, Inc. - Class A	3,641	53
*	Genesco, Inc.	2,194	114
	Group 1 Automotive, Inc.	2,225	92
	Harte-Hanks, Inc.	3,635	30
	Haverty Furniture Cos., Inc.	1,722	20
*	Helen of Troy, Ltd.	2,859	99
*	Hibbett Sports, Inc.	2,530	103
	Hillenbrand, Inc.	5,807	137
	Hot Topic, Inc.	4,145	31
*	HSN, Inc.	3,632	120
*	Iconix Brand Group, Inc.	6,756	163
*	Interval Leisure Group, Inc.	3,779	52
*	Jack in the Box, Inc.	4,603	105
*	JAKKS Pacific, Inc.	2,520	46
*	Jos. A. Bank Clothiers, Inc.	2,559	128
*	Kid Brands, Inc.	2,005	10
*	Kirkland’s, Inc.	1,458	17

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	K-Swiss, Inc. - Class A	2,527	27
*	La-Z-Boy, Inc.	4,804	47
	Lincoln Educational Services Corp.	2,014	35
	Lithia Motors, Inc. - Class A	2,029	40
*	Live Nation, Inc.	14,506	166
*	Liz Claiborne, Inc.	8,760	47
*	Lumber Liquidators Holdings, Inc.	2,173	55
*	M/I Homes, Inc.	1,733	21
*	Maidenform Brands, Inc.	2,168	60
	The Marcus Corp.	2,010	20
*	MarineMax, Inc.	2,152	19
	The Men’s Wearhouse, Inc.	4,769	161
*	Meritage Homes Corp.	3,000	68
*	Midas, Inc.	1,300	8
*	Monarch Casino & Resort, Inc.	1,046	11
	Monro Muffler Brake, Inc.	2,824	105
	Movado Group, Inc.	1,612	28
*	Multimedia Games, Inc.	2,477	11
	Nutrisystem, Inc.	2,497	35
*	O’Charley’s, Inc.	1,750	13
*	OfficeMax, Inc.	7,963	62
	Oxford Industries, Inc.	1,284	43
	P.F. Chang’s China Bistro, Inc.	2,116	85
*	Papa John’s International, Inc.	1,860	62
*	Peet’s Coffee & Tea, Inc.	1,187	68
	The Pep Boys - Manny, Moe & Jack	4,879	53
*	Perry Ellis International, Inc.	1,166	29
	PetMed Express, Inc.	2,004	24
*	Pinnacle Entertainment, Inc.	5,735	85
	Pool Corp.	4,462	133
*	Pre-Paid Legal Services, Inc.	904	60
*	Quiksilver, Inc.	12,049	57
*	Red Robin Gourmet Burgers, Inc.	1,412	51
*	Ruby Tuesday, Inc.	6,030	65
*	Rue21, Inc.	1,401	46
*	Ruth’s Hospitality Group, Inc.	2,868	16
*	Select Comfort Corp.	5,149	93
*	Shuffle Master, Inc.	5,013	47
*	Skechers U.S.A., Inc. - Class A	3,275	47
	Skyline Corp.	637	11
	Sonic Automotive, Inc. - Class A	3,286	48
*	Sonic Corp.	5,724	61
	Spartan Motors, Inc.	3,080	17
	Stage Stores, Inc.	3,337	56

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Standard Motor Products, Inc.	1,820	28
*	Standard Pacific Corp.	9,132	31
	Stein Mart, Inc.	2,581	25
*	Steven Madden, Ltd.	3,253	122
	Sturm, Ruger & Co., Inc.	1,748	38
	Superior Industries International, Inc.	2,173	48
	Texas Roadhouse, Inc.	5,341	94
*	True Religion Apparel, Inc.	2,388	69
*	Tuesday Morning Corp.	3,352	16
*	Universal Electronics, Inc.	1,391	35
	Universal Technical Institute, Inc.	1,947	38
*	Vitamin Shoppe, Inc.	2,381	109
*	Winnebago Industries, Inc.	2,697	26
	Wolverine World Wide, Inc.	4,597	192
*	Zale Corp.	2,145	12
*	Zumiez, Inc.	1,953	49

	Total		7,006

	Consumer Staples (3.5%)
*	Alliance One International, Inc.	8,066	26
	The Andersons, Inc.	1,760	74
	B&G Foods, Inc.	4,437	91
*	The Boston Beer Co., Inc. - Class A	844	76
	Calavo Growers, Inc.	1,118	23
	Cal-Maine Foods, Inc.	1,238	40
	Casey’s General Stores, Inc.	3,515	155
*	Central Garden & Pet Co. - Class A	4,519	46
*	Darling International, Inc.	10,837	192
	Diamond Foods, Inc.	2,040	156
*	The Hain Celestial Group, Inc.	4,025	134
	Inter Parfums, Inc.	1,412	32
	J & J Snack Foods Corp.	1,325	66
*	Medifast, Inc.	1,244	29
	Nash Finch Co.	1,122	40
*	Prestige Brands Holdings, Inc.	4,658	60
	Sanderson Farms, Inc.	1,743	83
*	Seneca Foods Corp. - Class A	848	22
	Snyders-Lance, Inc.	4,419	96
	Spartan Stores, Inc.	2,092	41
*	TreeHouse Foods, Inc.	3,289	180
*	United Natural Foods, Inc.	4,480	191
	WD-40 Co.	1,566	61

	Total		1,914

	Energy (3.8%)
*	Basic Energy Services, Inc.	2,189	69
	Bristow Group, Inc.	3,364	172
*	Contango Oil & Gas Co.	1,190	69

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	47

Index 600 Stock Portfolio

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	GeoResources, Inc.	1,722	39
	Gulf Island Fabrication, Inc.	1,329	43
*	Gulfport Energy Corp.	3,472	103
*	Hornbeck Offshore Services, Inc.	2,109	58
*	ION Geophysical Corp.	14,436	136
	Lufkin Industries, Inc.	2,822	243
*	Matrix Service Co.	2,449	33
*	OYO Geospace Corp.	408	41
	Penn Virginia Corp.	4,230	56
*	Petroleum Development Corp.	2,176	65
*	PetroQuest Energy, Inc.	5,149	36
*	Pioneer Drilling Co.	5,035	77
	SEACOR Holdings, Inc.	2,006	200
*	Stone Energy Corp.	4,539	138
*	Swift Energy Co.	3,930	146
*	TETRA Technologies, Inc.	7,116	91
	World Fuel Services Corp.	6,558	236

	Total		2,051

	Financials (16.4%)
	Acadia Realty Trust	3,735	76
*	AMERISAFE, Inc.	1,704	39
	Bank Mutual Corp.	4,260	16
	Bank of the Ozarks, Inc.	1,219	63
	BioMed Realty Trust, Inc.	12,157	234
	Boston Private Financial Holdings, Inc.	7,132	47
	Brookline Bancorp, Inc.	5,472	51
	Calamos Asset Management, Inc.	1,864	27
	Cash America International, Inc.	2,723	158
	Cedar Shopping Centers, Inc.	4,453	23
	City Holding Co.	1,412	47
	Colonial Properties Trust	7,732	158
	Columbia Banking System, Inc.	3,657	63
	Community Bank System, Inc.	3,407	84
*	Cowen Group, Inc.	3,291	12
	Delphi Financial Group, Inc. - Class A	5,086	149
	DiamondRock Hospitality Co.	15,503	166
	Dime Community Bancshares	2,589	38
	EastGroup Properties, Inc.	2,484	106
*	eHealth, Inc.	1,981	26
	Employers Holdings, Inc.	3,572	60
	Entertainment Properties Trust	4,320	202
	Extra Space Storage, Inc.	8,665	185
*	EZCORP, Inc. - Class A	4,624	165
	F.N.B. Corp.	11,755	122
*	First BanCorp.	1,950	8
*	First Cash Financial Services, Inc.	2,900	122

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	First Commonwealth Financial Corp.	8,746	50
	First Financial Bancorp.	5,396	90
	First Financial Bankshares, Inc.	2,912	100
	First Midwest Bancorp, Inc.	6,904	85
*	Forestar Group, Inc.	3,281	54
	Franklin Street Properties Corp.	6,563	85
	Getty Realty Corp.	2,351	59
	Glacier Bancorp, Inc.	6,661	90
*	Hanmi Financial Corp.	14,011	15
	Healthcare Realty Trust, Inc.	6,738	139
	Home Bancshares, Inc.	2,032	48
	Home Properties, Inc.	3,619	220
	Horace Mann Educators Corp.	3,694	58
	Independent Bank Corp.	1,985	52
	Infinity Property & Casualty Corp.	1,149	63
	Inland Real Estate Corp.	7,151	63
	Interactive Brokers Group, Inc. - Class A	3,912	61
*	Investment Technology Group, Inc.	3,821	54
	Kilroy Realty Corp.	5,415	214
	Kite Realty Group Trust	5,888	29
	LaSalle Hotel Properties	7,896	208
	Lexington Realty Trust	12,533	114
	LTC Properties, Inc.	2,810	78
	Meadowbrook Insurance Group, Inc.	4,935	49
	Medical Properties Trust, Inc.	10,348	119
	Mid-America Apartment Communities, Inc.	3,399	229
*	Nara Bancorp, Inc.	3,520	29
*	National Financial Partners Corp.	4,083	47
	National Penn Bancshares, Inc.	11,376	90
	National Retail Properties, Inc.	7,874	193
*	The Navigators Group, Inc.	1,139	54
	NBT Bancorp, Inc.	3,190	71
	Old National Bancorp	8,775	95
	optionsXpress Holdings, Inc.	3,940	66
	PacWest Bancorp	3,068	63
	Parkway Properties, Inc.	2,034	35
	Pennsylvania Real Estate Investment Trust	5,155	81
*	Pinnacle Financial Partners, Inc.	3,162	49
*	Piper Jaffray Cos., Inc.	1,448	42
*	Portfolio Recovery Associates, Inc.	1,584	134
	Post Properties, Inc.	4,616	188
	Presidential Life Corp.	1,972	21

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	PrivateBancorp, Inc.	5,454	75
*	ProAssurance Corp.	2,832	198
	Prospect Capital Corp.	7,241	73
	Provident Financial Services, Inc.	4,816	69
	PS Business Parks, Inc.	1,740	96
	RLI Corp.	1,541	95
	S&T Bancorp, Inc.	2,313	43
	Safety Insurance Group, Inc.	1,406	59
	Saul Centers, Inc.	1,073	42
	Selective Insurance Group, Inc.	5,003	81
*	Signature Bank	3,830	219
	Simmons First National Corp. - Class A	1,605	41
	Sovran Self Storage, Inc.	2,564	105
	Sterling Bancorp	2,865	27
	Sterling Bancshares, Inc.	9,453	77
	Stewart Information Services Corp.	1,783	18
*	Stifel Financial Corp.	4,976	178
	Susquehanna Bancshares, Inc.	12,039	96
	SWS Group, Inc.	2,715	16
	Tanger Factory Outlet Centers, Inc.	7,532	202
*	Texas Capital Bancshares, Inc.	3,448	89
	Tompkins Financial Corp.	766	30
	Tower Group, Inc.	3,829	91
	TrustCo Bank Corp. NY	7,166	35
	UMB Financial Corp.	2,777	116
	Umpqua Holdings Corp.	10,619	123
	United Bankshares, Inc.	3,558	87
*	United Community Banks, Inc.	1,754	19
	United Fire & Casualty Co.	1,966	34
	Universal Health Realty Income Trust	1,172	47
	Urstadt Biddle Properties, Inc. - Class A	2,163	39
*	Wilshire Bancorp, Inc.	5,244	15
	Wintrust Financial Corp.	3,239	104
*	World Acceptance Corp.	1,429	94

	Total		8,864

	Health Care (11.1%)
*	Abaxis, Inc.	2,086	57
*	Affymetrix, Inc.	6,533	52
*	Air Methods Corp.	1,043	78
*	Align Technology, Inc.	6,415	146
*	Almost Family, Inc.	770	21
*	Amedisys, Inc.	2,730	73
*	AMERIGROUP Corp.	4,595	324
*	AMN Healthcare Services, Inc.	3,667	30
*	AmSurg Corp.	2,896	76
	Analogic Corp.	1,163	61
*	ArQule, Inc.	4,104	26

The Accompanying Notes are an Integral Part of the Financial Statements.

48	Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Bio-Reference Laboratories, Inc.	2,275	48
*	Cambrex Corp.	2,725	13
	Cantel Medical Corp.	1,192	32
*	Centene Corp.	4,629	164
	Chemed Corp.	1,970	129
	Computer Programs and Systems, Inc.	1,025	65
*	CONMED Corp.	2,621	75
*	CorVel Corp.	603	28
*	Cross Country Healthcare, Inc.	2,881	22
*	CryoLife, Inc.	2,587	14
*	Cubist Pharmaceuticals, Inc.	5,553	200
*	Cyberonics, Inc.	2,258	63
*	Emergent Biosolutions, Inc.	2,039	46
	Ensign Group, Inc.	1,220	37
*	Enzo Biochem, Inc.	3,119	13
*	eResearchTechnology, Inc.	3,999	25
*	Gentiva Health Services, Inc.	2,832	59
*	Greatbatch, Inc.	2,159	58
*	Haemonetics Corp.	2,379	153
*	Hanger Orthopedic Group, Inc.	3,082	75
*	Healthspring, Inc.	6,276	289
*	Healthways, Inc.	3,146	48
*	Hi-Tech Pharmacal Co., Inc.	951	27
*	HMS Holdings Corp.	2,617	201
*	ICU Medical, Inc.	1,110	48
*	Integra LifeSciences Holdings	1,905	91
	Invacare Corp.	2,957	98
*	IPC The Hospitalist Co.	1,516	70
*	Kendle International, Inc.	1,390	21
*	Kensey Nash Corp.	790	20
	Landauer, Inc.	873	54
*	LCA-Vision, Inc.	1,741	8
*	LHC Group, Inc.	1,453	33
*	Magellan Health Services, Inc.	2,896	159
*	MedCath Corp.	1,883	26
*	The Medicines Co.	4,917	81
	Meridian Bioscience, Inc.	3,798	92
*	Merit Medical Systems, Inc.	3,805	68
*	Molina Healthcare, Inc.	2,379	65
*	MWI Veterinary Supply, Inc.	1,163	94
*	Natus Medical, Inc.	2,687	41
*	Neogen Corp.	2,148	97
*	NuVasive, Inc.	3,671	121
*	Omnicell, Inc.	3,068	48
*	Palomar Medical Technologies, Inc.	1,761	20
*	Par Pharmaceutical Cos., Inc.	3,354	111
*	PAREXEL International Corp.	5,453	128
*	PharMerica Corp.	2,720	35
*	PSS World Medical, Inc.	5,138	144
	Quality Systems, Inc.	1,784	156
*	Questcor Pharmaceuticals, Inc.	5,711	138

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Regeneron Pharmaceuticals, Inc.	6,904	392
*	Salix Pharmaceuticals, Ltd.	5,409	215
*	Savient Pharmaceuticals, Inc.	6,580	49
*	SurModics, Inc.	1,623	18
*	Symmetry Medical, Inc.	3,369	30
*	ViroPharma, Inc.	7,036	130
	West Pharmaceutical Services, Inc.	3,102	136
*	Zoll Medical Corp.	2,030	115

	Total		5,980

	Industrials (13.6%)
	A.O. Smith Corp.	3,123	132
	AAON, Inc.	1,648	36
	AAR Corp.	3,681	100
	ABM Industries, Inc.	4,420	103
	Actuant Corp. - Class A	6,354	170
*	Aerovironment, Inc.	1,400	50
	Albany International Corp. - Class A	2,577	68
*	Allegiant Travel Co.	1,393	69
	American Science and Engineering, Inc.	841	67
	Apogee Enterprises, Inc.	2,601	33
	Applied Industrial Technologies, Inc.	3,493	124
	Arkansas Best Corp.	2,355	56
*	Astec Industries, Inc.	1,847	68
	AZZ, Inc.	1,162	53
	Badger Meter, Inc.	1,394	52
	Barnes Group, Inc.	4,187	104
	Belden, Inc.	4,388	153
	Brady Corp. - Class A	4,892	157
	Briggs & Stratton Corp.	4,671	93
	Cascade Corp.	860	41
	CDI Corp.	1,205	16
*	Ceradyne, Inc.	2,306	90
	CIRCOR International, Inc.	1,596	68
	CLARCOR, Inc.	4,670	221
	Comfort Systems USA, Inc.	3,512	37
*	Consolidated Graphics, Inc.	902	50
	Cubic Corp.	1,461	75
	Curtiss-Wright Corp.	4,300	139
*	Dolan Co.	2,783	24
*	Dycom Industries, Inc.	3,154	52
*	EMCOR Group, Inc.	6,192	182
	Encore Wire Corp.	1,764	43
*	EnPro Industries, Inc.	1,915	92
	ESCO Technologies, Inc.	2,464	91
	Esterline Technologies Corp.	2,830	216
	Exponent, Inc.	1,298	56
	Federal Signal Corp.	5,754	38
	Forward Air Corp.	2,721	92

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	G & K Services, Inc. - Class A	1,733	59
*	GenCorp, Inc.	5,425	35
*	The GEO Group, Inc.	6,009	138
*	Gibraltar Industries, Inc.	2,816	32
*	Griffon Corp.	4,405	44
	Healthcare Services Group, Inc.	6,148	100
	Heartland Express, Inc.	4,704	78
	Heidrick & Struggles International, Inc.	1,647	37
*	Hub Group, Inc. - Class A	3,472	131
*	II-VI, Inc.	4,747	122
*	Insituform Technologies, Inc. - Class A	3,658	77
	Insperity, Inc.	2,112	63
	Interface, Inc. - Class A	6,061	117
	John Bean Technologies Corp.	2,653	51
	Kaman Corp.	2,433	86
	Kaydon Corp.	3,020	113
*	Kelly Services, Inc. - Class A	2,619	43
	Knight Transportation, Inc.	5,720	97
	Lawson Products, Inc.	371	7
	Lindsay Corp.	1,163	80
*	Lydall, Inc.	1,589	19
*	Mobile Mini, Inc.	4,167	88
*	Moog, Inc. - Class A	4,250	185
	Mueller Industries, Inc.	3,506	133
	National Presto Industries, Inc.	484	49
*	Navigant Consulting, Inc.	4,777	50
*	NCI Building Systems, Inc.	1,571	18
*	Old Dominion Freight Line, Inc.	3,991	149
*	On Assignment, Inc.	3,424	34
*	Orbital Sciences Corp.	5,412	91
*	Orion Marine Group, Inc.	2,501	24
*	Powell Industries, Inc.	825	30
	Quanex Building Products Corp.	3,433	56
	Robbins & Myers, Inc.	4,212	223
*	School Specialty, Inc.	1,486	21
*	SFN Group, Inc.	4,696	43
	Simpson Manufacturing Co., Inc.	3,713	111
	SkyWest, Inc.	4,899	74
	The Standard Register Co.	1,182	4
	Standex International Corp.	1,157	35
*	Sykes Enterprises, Inc.	3,763	81
*	Teledyne Technologies, Inc.	3,402	171
*	Tetra Tech, Inc.	5,775	130
	The Toro Co.	2,861	173
	Tredegar Corp.	2,134	39
*	TrueBlue, Inc.	4,104	59
	UniFirst Corp.	1,362	77
	United Stationers, Inc.	4,262	151
	Universal Forest Products, Inc.	1,809	43

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	49

Index 600 Stock Portfolio

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Viad Corp.	1,887	42
	Vicor Corp.	1,819	29
	Watts Water Technologies, Inc. - Class A	2,722	96

	Total		7,349

	Information Technology (16.6%)
*	Advanced Energy Industries, Inc.	3,591	53
*	Agilysys, Inc.	1,815	15
	Anixter International, Inc.	2,656	174
*	Arris Group, Inc.	11,464	133
*	ATMI, Inc.	2,931	60
*	Avid Technology, Inc.	2,705	51
	Bel Fuse, Inc. - Class B	1,083	24
*	Benchmark Electronics, Inc.	5,624	93
	Black Box Corp.	1,665	52
	Blackbaud, Inc.	4,013	111
*	Blue Coat Systems, Inc.	4,021	88
*	Bottomline Technologies, Inc.	3,152	78
*	Brightpoint, Inc.	6,317	51
*	Brooks Automation, Inc.	6,127	67
*	Cabot Microelectronics Corp.	2,178	101
*	CACI International, Inc. - Class A	2,789	176
*	Cardtronics, Inc.	2,832	66
*	CEVA, Inc.	2,134	65
*	Checkpoint Systems, Inc.	3,713	66
*	CIBER, Inc.	6,596	37
*	Cirrus Logic, Inc.	6,134	98
	Cognex Corp.	3,840	136
	Cohu, Inc.	2,227	29
*	CommVault Systems, Inc.	4,079	181
*	comScore, Inc.	2,392	62
	Comtech Telecommunications Corp.	2,412	68
*	CSG Systems International, Inc.	3,206	59
	CTS Corp.	3,180	31
*	Cymer, Inc.	2,827	140
	Daktronics, Inc.	3,272	35
*	DealerTrack Holdings, Inc.	3,808	87
*	DG Fastchannel, Inc.	2,184	70
*	Digi International, Inc.	2,347	31
*	Diodes, Inc.	3,397	89
*	DSP Group, Inc.	2,169	19
*	DTS, Inc.	1,611	65
*	Ebix, Inc.	3,656	70
*	Electro Scientific Industries, Inc.	2,228	43
*	EMS Technologies, Inc.	1,421	47
*	Entropic Communications, Inc.	6,346	56
	EPIQ Systems, Inc.	2,919	42
*	Exar Corp.	4,124	26

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	FARO Technologies, Inc.	1,513	66
*	FEI Co.	3,584	137
	Forrester Research, Inc.	1,367	45
*	Gerber Scientific, Inc.	2,329	26
*	Harmonic, Inc.	9,251	67
	Heartland Payment Systems, Inc.	3,570	74
*	Hittite Microwave Corp.	2,322	144
	iGATE Corp.	2,719	44
*	InfoSpace, Inc.	3,430	31
*	Insight Enterprises, Inc.	4,327	77
*	Integral Systems, Inc.	1,638	20
*	Interactive Intelligence, Inc.	1,299	46
*	Intermec, Inc.	4,401	49
*	Intevac, Inc.	2,115	22
*	j2 Global Communications, Inc.	4,259	120
*	JDA Software Group, Inc.	3,919	121
*	Kopin Corp.	5,980	28
*	Kulicke and Soffa Industries, Inc.	6,669	74
*	Liquidity Services, Inc.	1,655	39
	Littelfuse, Inc.	2,105	124
*	LivePerson, Inc.	4,293	61
*	LogMeIn, Inc.	1,537	59
*	LoJack Corp.	1,704	7
*	Manhattan Associates, Inc.	2,013	69
	MAXIMUS, Inc.	1,607	133
*	Mercury Computer Systems, Inc.	2,795	52
	Methode Electronics, Inc.	3,422	40
	Micrel, Inc.	4,664	49
*	Microsemi Corp.	8,003	164
*	MicroStrategy, Inc. - Class A	764	124
	MKS Instruments, Inc.	4,841	128
*	Monolithic Power Systems	3,174	49
*	Monotype Imaging Holdings, Inc.	2,683	38
	MTS Systems Corp.	1,445	60
*	Nanometrics, Inc.	1,642	31
*	NCI, Inc. - Class A	735	17
*	NETGEAR, Inc.	3,390	148
*	NetScout Systems, Inc.	3,274	68
*	Network Equipment Technologies, Inc.	2,816	6
*	Newport Corp.	3,451	63
*	Novatel Wireless, Inc.	2,969	16
*	Oplink Communications, Inc.	1,913	36
*	OSI Systems, Inc.	1,765	76
	Park Electrochemical Corp.	1,920	54
*	PC-Tel, Inc.	1,716	11
*	Perficient, Inc.	2,821	29
*	Pericom Semiconductor Corp.	2,318	21
*	Plexus Corp.	3,485	121
	Power Integrations, Inc.	2,671	103
*	Progress Software Corp.	6,208	150
	Pulse Electronics Corp.	3,853	17
*	Radiant Systems, Inc.	3,166	66
*	RadiSys Corp.	2,252	16

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	RightNow Technologies, Inc.	2,235	72
*	Rofin-Sinar Technologies, Inc.	2,635	90
*	Rogers Corp.	1,479	68
*	Rudolph Technologies, Inc.	2,932	31
*	ScanSource, Inc.	2,501	94
*	Sigma Designs, Inc.	2,592	20
*	Smith Micro Software, Inc.	2,924	12
*	Sourcefire, Inc.	2,634	78
	Stamps.com, Inc.	1,102	15
*	Standard Microsystems Corp.	2,131	58
*	Stratasys, Inc.	1,957	66
*	Super Micro Computer, Inc.	2,416	39
*	Supertex, Inc.	1,203	27
*	Symmetricom, Inc.	3,978	23
*	Synaptics, Inc.	3,173	82
*	Synchronoss Technologies, Inc.	2,349	75
*	SYNNEX Corp.	2,222	70
*	Take-Two Interactive Software, Inc.	8,029	123
*	Taleo Corp. - Class A	3,804	141
*	Tekelec	6,390	58
*	TeleTech Holdings, Inc.	2,575	54
*	Tessera Technologies, Inc.	4,735	81
*	THQ, Inc.	6,329	23
*	TriQuint Semiconductor, Inc.	15,211	155
*	TTM Technologies, Inc.	4,067	65
*	Tyler Technologies, Inc.	2,315	62
*	Ultratech, Inc.	2,329	71
	United Online, Inc.	8,210	50
*	Veeco Instruments, Inc.	3,767	182
*	ViaSat, Inc.	3,867	167
*	Volterra Semiconductor Corp.	2,275	56
*	Websense, Inc.	3,701	96
*	Wright Express Corp.	3,577	186
*	XO Group, Inc.	2,894	29

	Total		9,000

	Materials (4.6%)
	A. Schulman, Inc.	2,858	72
*	A.M. Castle & Co.	1,557	26
	AMCOL International Corp.	2,362	90
	American Vanguard Corp.	1,990	26
	Arch Chemicals, Inc.	2,356	81
	Balchem Corp.	2,673	117
	Buckeye Technologies, Inc.	3,695	100
*	Calgon Carbon Corp.	5,231	89
*	Century Aluminum Co.	5,260	82
*	Clearwater Paper Corp.	1,067	73
	Deltic Timber Corp.	1,001	54
	Eagle Materials, Inc.	4,121	115
	H.B. Fuller Co.	4,577	112
	Hawkins, Inc.	793	29
	Haynes International, Inc.	1,130	70

The Accompanying Notes are an Integral Part of the Financial Statements.

50	Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Headwaters, Inc.	5,633	18
	Kaiser Aluminum Corp.	1,374	75
*	KapStone Paper & Packaging Corp.	3,548	59
	Koppers Holdings, Inc.	1,908	72
*	Kraton Performance Polymers, Inc.	2,954	116
*	LSB Industries, Inc.	1,578	68
*	Materion Corp.	1,890	70
	Myers Industries, Inc.	3,272	34
	Neenah Paper, Inc.	1,382	29
	Olympic Steel, Inc.	848	23
*	OM Group, Inc.	2,872	117
	PolyOne Corp.	8,650	134
	Quaker Chemical Corp.	1,171	50
*	RTI International Metals, Inc.	2,796	107
	Schweitzer-Mauduit International, Inc.	1,625	91
	Stepan Co.	725	51
*	STR Holdings, Inc.	3,845	57
	Texas Industries, Inc.	2,583	107
	Wausau Paper Corp.	4,555	31
	Zep, Inc.	2,032	38

	Total		2,483

	Other Holdings (1.8%)
	iShares S&P SmallCap 600 Index Fund	13,183	967

	Total		967

	Telecommunication Services (0.6%)
	Atlantic Tele-Network, Inc.	841	32
*	Cbeyond, Inc.	2,898	38
*	Cincinnati Bell, Inc.	18,413	61
*	General Communication, Inc. - Class A	3,529	43
*	Neutral Tandem, Inc.	2,892	50
	NTELOS Holdings Corp.	2,769	57
	USA Mobility, Inc.	2,047	31

	Total		312

	Utilities (3.4%)
	ALLETE, Inc.	2,894	119
	American States Water Co.	1,729	60
	Avista Corp.	5,338	137
	Central Vermont Public Service Corp.	1,242	45
	CH Energy Group, Inc.	1,440	77
	El Paso Electric Co.	3,900	126
	The Laclede Group, Inc.	2,076	78
	New Jersey Resources Corp.	3,832	171
	Northwest Natural Gas Co.	2,471	111
	NorthWestern Corp.	3,358	111
	Piedmont Natural Gas Co., Inc.	6,667	202
	South Jersey Industries, Inc.	2,774	151
	Southwest Gas Corp.	4,247	164
	UIL Holdings Corp.	4,680	151

Common Stocks (88.4%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Unisource Energy Corp.	3,400	127

Total		1,830

Total Common Stocks (Cost: $42,629)		47,756

Short-Term Investments (11.0%)

Autos (1.3%)
Toyota Motor Credit Corp., 0.15%, 7/21/11	700,000	700

Total		700

Foods (0.8%)
Kellogg Co., 0.18%, 7/11/11	450,000	450

Total		450

Miscellaneous Business Credit Institutions (0.5%)
General Electric Capital Corp., 0.11%, 7/25/11	300,000	300

Total		300

Personal Credit Institutions (1.3%)
Straight-A Funding LLC, 0.12%, 8/4/11	700,000	700

Total		700

Restaurants (1.5%)
Darden Restaurants, Inc., 0.24%, 7/1/11	800,000	800

Total		800

Short Term Business Credit (3.0%)
Atlantic Asset Securitization LLC, 0.15%, 7/11/11	800,000	800
Falcon Asset Securitization Co. LLC, 0.13%, 7/11/11	800,000	800

Total		1,600

Utilities (2.6%)
American Electric Power Co., 0.27%, 7/1/11	600,000	600
Public Service Electric & Gas Co., 0.25%, 7/6/11	800,000	800

Total		1,400

Total Short-Term Investments
(Cost: $5,950)		5,950

Total Investments (99.4%)
(Cost: $48,579) (a)		53,706

Other Assets, Less Liabilities (0.6%)		342

Net Assets (100.0%)		54,048

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	51

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $48,579 and the net unrealized appreciation of investments based on that cost was $5,127 which is comprised of $8,164 aggregate gross unrealized appreciation and $3,037 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase Bank, N.A.	1-Month USD LIBOR - 10 Basis Points (Bps)	S&P SmallCap 600 Index Total Return	5/12	5,970	$(111)

						$(111)

(k)	Cash in the amount of $290 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2011.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$47,756	$-	$-
Short-Term Investments	-	5,950	-
Liabilities:
Other Financial Instruments - Total Return Swaps^	-	(111)	-
Total	$47,756	$5,839	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

52	Index 600 Stock Portfolio

Small Cap Value Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$ 1,057.00	$ 4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$ 4.35

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio	53

Small Cap Value Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.4%)
	Aaron’s, Inc.	318,500	9,001
*	Ascent Media Corp. - Class A	44,000	2,331
	Brunswick Corp.	49,200	1,004
	CSS Industries, Inc.	74,500	1,559
*	Culp, Inc.	79,200	744
	Drew Industries, Inc.	122,700	3,033
	Ethan Allen Interiors, Inc.	45,900	977
	Fred’s, Inc. - Class A	118,800	1,714
	Haverty Furniture Cos., Inc.	140,600	1,618
*	M/I Homes, Inc.	69,100	847
*	MarineMax, Inc.	124,000	1,086
	Matthews International Corp. - Class A	101,400	4,071
	The Men’s Wearhouse, Inc.	98,100	3,306
*	Meritage Homes Corp.	111,000	2,504
*	Orient-Express Hotels, Ltd. - Class A	240,000	2,580
	Pool Corp.	99,525	2,967
*	Saga Communications, Inc. - Class A	39,500	1,462
*	Stanley Furniture Co., Inc.	89,000	373
	Stein Mart, Inc.	226,000	2,179
*	Winnebago Industries, Inc.	155,000	1,497

	Total		44,853

	Consumer Staples (0.9%)
*	Alliance One International, Inc.	280,400	906
	Nash Finch Co.	63,500	2,274
	PriceSmart, Inc.	3,800	194

	Total		3,374

	Energy (6.4%)
*	Atwood Oceanics, Inc.	42,500	1,876
	CARBO Ceramics, Inc.	32,300	5,263
*	Cloud Peak Energy, Inc.	95,000	2,023
*	Forest Oil Corp.	68,950	1,842
*	Hercules Offshore, Inc.	138,100	761
*	Northern Oil and Gas, Inc.	138,000	3,057
*	Oasis Petroleum, Inc.	141,000	4,185
	Overseas Shipholding Group, Inc.	27,400	738
	Penn Virginia Corp.	176,000	2,325
*	TETRA Technologies, Inc.	200,000	2,546
*	Union Drilling, Inc.	67,000	689

	Total		25,305

	Financials (20.9%)
	Acadia Realty Trust	73,800	1,500
	Alterra Capital Holdings, Ltd.	115,600	2,578
	Ares Capital Corp.	271,000	4,355
	CBL & Associates Properties, Inc.	311,100	5,640
	Cedar Shopping Centers, Inc.	143,800	741

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Columbia Banking System, Inc.	66,000	1,137
	Compass Diversified Holdings	136,000	2,243
	East West Bancorp, Inc.	190,300	3,846
	Employers Holdings, Inc.	63,900	1,072
*	First Opportunity Fund, Inc.	125,700	905
	First Potomac Realty Trust	159,600	2,443
*	Fortegra Financial Corp.	36,400	285
	Glacier Bancorp, Inc.	175,800	2,370
	Hatteras Financial Corp.	71,700	2,024
	Hercules Technology Growth Capital, Inc.	181,000	1,904
	Home Bancshares, Inc.	115,200	2,723
	JMP Group, Inc.	87,800	617
	Kilroy Realty Corp.	108,400	4,281
	Kohlberg Capital Corp.	164,000	1,304
	LaSalle Hotel Properties	131,000	3,451
*	Markel Corp.	5,800	2,302
	National Interstate Corp.	107,000	2,450
*	Piper Jaffray Cos., Inc.	34,800	1,003
	Potlatch Corp.	78,300	2,762
*	ProAssurance Corp.	102,600	7,182
	Radian Group, Inc.	149,500	632
	Redwood Trust, Inc.	125,500	1,898
*	Safeguard Scientifics, Inc.	63,300	1,195
	Saul Centers, Inc.	19,900	783
*	Signature Bank	48,600	2,780
*	Stifel Financial Corp.	78,750	2,824
*	SVB Financial Group	95,000	5,672
	Washington Real Estate Investment Trust	70,300	2,286
	Wintrust Financial Corp.	96,500	3,105

	Total		82,293

	Health Care (5.8%)
	Analogic Corp.	32,300	1,699
*	AngioDynamics, Inc.	92,200	1,312
*	Exelixis, Inc.	215,800	1,934
	Landauer, Inc.	31,800	1,958
	National Healthcare Corp.	56,200	2,786
	Owens & Minor, Inc.	190,350	6,565
*	Quidel Corp.	96,000	1,454
*	Triple-S Management Corp. - Class B	86,100	1,871
	West Pharmaceutical Services, Inc.	76,800	3,361

	Total		22,940

	Industrials (25.4%)
*	Alaska Air Group, Inc.	76,800	5,258
	Ameron International Corp.	38,700	2,542
*	Astec Industries, Inc.	44,100	1,631
*	Beacon Roofing Supply, Inc.	262,800	5,997
	Belden, Inc.	92,400	3,221

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Cascade Corp.	43,200	2,055
	CIRCOR International, Inc.	58,800	2,518
	Comfort Systems USA, Inc.	119,000	1,263
*	Dolan Co.	92,000	779
	Franklin Electric Co., Inc.	25,000	1,174
*	FTI Consulting, Inc.	49,000	1,859
	G & K Services, Inc. - Class A	83,600	2,831
*	Genesee & Wyoming, Inc. - Class A	115,400	6,767
*	Gibraltar Industries, Inc.	146,500	1,658
	IDEX Corp.	94,900	4,351
*	Insituform Technologies, Inc. - Class A	143,000	2,999
	Kaman Corp.	63,100	2,238
*	Kirby Corp.	114,200	6,472
*	Kratos Defense & Security Solutions, Inc.	73,200	890
	Landstar System, Inc.	159,000	7,390
	McGrath Rentcorp	157,800	4,431
	Mine Safety Appliances Co.	55,300	2,065
*	Navigant Consulting, Inc.	165,500	1,736
	Nordson Corp.	144,300	7,915
*	On Assignment, Inc.	224,400	2,206
	Robbins & Myers, Inc.	96,400	5,095
*	Sterling Construction Co., Inc.	40,600	559
	Universal Forest Products, Inc.	67,000	1,605
	UTI Worldwide, Inc.	154,620	3,044
	Waste Connections, Inc.	121,750	3,863
	Woodward, Inc.	105,100	3,664

	Total		100,076

	Information Technology (10.3%)
*	Accelrys, Inc.	97,000	690
*	Advanced Energy Industries, Inc.	143,000	2,115
*	ATMI, Inc.	67,000	1,369
*	Brooks Automation, Inc.	138,000	1,499
*	Cabot Microelectronics Corp.	39,500	1,836
	Cognex Corp.	37,200	1,318
*	Cymer, Inc.	60,800	3,010
	Electro Rent Corp.	176,600	3,023
*	Electro Scientific Industries, Inc.	72,500	1,399
*	Ixia	193,500	2,477
	Littelfuse, Inc.	65,900	3,870
	Methode Electronics, Inc. - Class A	67,300	781
*	Newport Corp.	111,000	2,017
*	Progress Software Corp.	176,600	4,261
*	Sonus Networks, Inc.	464,500	1,505
*	StarTek, Inc.	123,000	424
*	SYNNEX Corp.	87,000	2,758

The Accompanying Notes are an Integral Part of the Financial Statements.

54	Small Cap Value Portfolio

Small Cap Value Portfolio

	Common Stocks (96.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Teradyne, Inc.	178,200	2,637
*	Websense, Inc.	105,800	2,748
*	Xyratex, Ltd.	89,200	915

	Total		40,652

	Materials (10.4%)
	AMCOL International Corp.	67,000	2,557
	American Vanguard Corp.	120,300	1,560
	AptarGroup, Inc.	110,600	5,789
	Arch Chemicals, Inc.	86,600	2,982
	Carpenter Technology Corp.	78,100	4,505
*	Clearwater Paper Corp.	41,200	2,813
	Deltic Timber Corp.	53,800	2,888
*	Innospec, Inc.	140,600	4,726
	Minerals Technologies, Inc.	31,000	2,055
	Myers Industries, Inc.	177,500	1,825
*	North American Palladium, Ltd.	636,300	2,609
	Royal Gold, Inc.	50,286	2,945
	Schnitzer Steel Industries, Inc.	16,300	939
	Sims Metal Management, Ltd., ADR	91,340	1,735
	Wausau Paper Corp.	168,700	1,137

	Total		41,065

	Other Holdings (0.7%)
	iShares Russell 2000 Value Index Fund	39,100	2,870

	Total		2,870

	Telecommunication Services (0.4%)
*	Premiere Global Services, Inc.	207,900	1,659

	Total		1,659

	Utilities (4.3%)
	Black Hills Corp.	50,467	1,519
	Cleco Corp.	107,500	3,746
	El Paso Electric Co.	137,800	4,451
	The Empire District Electric Co.	33,000	636
	NorthWestern Corp.	64,900	2,149
	Southwest Gas Corp.	73,200	2,826
	Vectren Corp.	51,400	1,432

	Total		16,759

	Total Common Stocks
	(Cost: $292,596)		381,846

	Preferred Stocks (1.0%)

	Federal Savings Institutions (0.5%)
	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	1,987

	Total		1,987

Preferred Stocks (1.0%)	Shares/ $ Par	Value $ (000’s)

Finance Services (0.5%)
Assured Guaranty, Ltd., 8.50%, 6/1/12	25,200	1,690

Total		1,690

Total Preferred Stocks
(Cost: $2,619)		3,677

Short-Term Investments (1.9%)

Other Holdings (1.9%)
T. Rowe Price Reserve Investment Fund	7,668,964	7,669

Total Short-Term Investments
(Cost: $7,669)		7,669

Total Investments (99.8%)
(Cost: $302,884)(a)		393,192

Other Assets, Less
Liabilities (0.2%)		748

Net Assets (100.0%)		393,940

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio	55

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $302,884 and the net unrealized appreciation of investments based on that cost was $90,308 which is comprised of $114,584 aggregate gross unrealized appreciation and $24,276 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$381,846	$-	$-
Preferred Stocks	-	3,677	-
Short-Term Investments	-	7,669	-
Other Financial Instruments^	-	-	-
Total	$381,846	$11,346	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

56	Small Cap Value Portfolio

International Growth Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may hold fewer securities than other diversified portfolios because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$ 1,032.20	$ 3.81
Hypothetical (5% return before expenses)	$1,000.00	$ 1,020.74	$ 3.79

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio	57

International Growth Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.4%)
*	Ctrip.com International, Ltd., ADR	China	142,410	6,135
	Fast Retailing Co., Ltd.	Japan	17,800	2,868
	Hengdeli Holdings, Ltd.	Hong Kong	7,248,000	3,847
	Isuzu Motors, Ltd.	Japan	1,336,000	6,290
*	Kabel Deutschland Holding AG	Germany	37,239	2,290
	Li & Fung, Ltd.	Hong Kong	3,552,000	7,075
	WPP PLC	Ireland	388,107	4,858
	Yamada Denki Co., Ltd.	Japan	66,740	5,413

	Total			38,776

	Consumer Staples (9.1%)
	Danone SA	France	69,277	5,169
	Imperial Tobacco Group PLC	United Kingdom	140,560	4,672
	Japan Tobacco, Inc.	Japan	1,595	6,132
	Olam International, Ltd.	Singapore	2,376,045	5,262
	Reckitt Benckiser Group PLC	United Kingdom	77,083	4,256
	Unilever NV	Netherlands	94,549	3,099

	Total			28,590

	Energy (13.7%)
	AMEC PLC	United Kingdom	275,891	4,818
	BG Group PLC	United Kingdom	184,890	4,196
*	Cairn Energy PLC	United Kingdom	451,065	3,003
	Encana Corp.	Canada	169,425	5,231
	Eurasia Drilling Co., Ltd. GDR	United Kingdom	79,273	2,339
*	Gazprom OAO, ADR	Russia	404,962	5,904
	Inpex Corp.	Japan	444	3,265
	Petroleo Brasileiro SA, ADR	Brazil	166,460	5,636
*	Petroplus Holdings AG	Switzerland	128,117	1,829
	Reliance Industries, Ltd.	India	193,036	3,865
	Tullow Oil PLC	United Kingdom	139,483	2,776

	Total			42,862

	Financials (22.6%)
*	AIA Group, Ltd.	Hong Kong	1,910,200	6,628
	Banco Bilbao Vizcaya Argentaria SA	Spain	582,244	6,831
	Banco Santander Brasil SA	Brazil	517,500	6,068
	China Merchants Bank Co., Ltd.	China	1,305,000	3,159
	DBS Group Holdings, Ltd.	Singapore	433,000	5,168
	DLF, Ltd.	India	442,655	2,083
	Hang Lung Properties, Ltd.	Hong Kong	1,588,000	6,530
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	214,600	4,501
	HSBC Holdings PLC	United Kingdom	477,034	4,735
*	ING Groep NV	Netherlands	364,680	4,489
	Jardine Lloyd Thompson Group PLC	United Kingdom	280,704	3,068
	Mitsubishi Estate Co., Ltd.	Japan	166,000	2,899
	Prudential PLC	United Kingdom	594,499	6,870

	Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Standard Chartered PLC	United Kingdom	185,858	4,886
*	UBS AG	Switzerland	156,036	2,845

	Total			70,760

	Health Care (4.2%)
*	CFR Pharmaceuticals SA	Chile	7,026,959	1,910
	Novartis AG	Switzerland	81,251	4,977
	Shionogi & Co., Ltd.	Japan	190,000	3,103
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	68,175	3,287

	Total			13,277

	Industrials (13.1%)
	Adani Enterprises, Ltd.	India	110,685	1,770
	Canadian National Railway Co.	Canada	53,067	4,245
	Daikin Industries, Ltd.	Japan	159,600	5,626
	Fanuc Corp.	Japan	54,200	9,008
	Kuehne + Nagel International AG	Switzerland	52,278	7,934
	Nippon Sheet Glass Co., Ltd.	Japan	1,311,000	4,055
	Ryanair Holdings PLC, ADR	Ireland	157,125	4,610
	The Weir Group PLC	United Kingdom	104,575	3,570

	Total			40,818

	Information Technology (9.0%)
	ARM Holdings PLC	United Kingdom	314,551	2,968
	ASML Holding NV	Netherlands	138,527	5,102
*	Autonomy Corp. PLC	United Kingdom	135,464	3,711
	Keyence Corp.	Japan	14,300	4,039
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,092,000	5,259
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	192,234	2,772
*	Youku.com, Inc., ADR	China	121,037	4,158

	Total			28,009

	Materials (8.8%)
	BHP Billiton, Ltd.	Australia	55,860	2,624
	Huabao International Holdings, Ltd.	Hong Kong	1,659,000	1,512
	K+S AG	Germany	66,382	5,102
	Linde AG	Germany	28,752	5,041
	LyondellBasell Industries NV - Class A	Netherlands	110,780	4,267
	Potash Corp. of Saskatchewan, Inc.	Canada	75,547	4,315
	Rio Tinto PLC	United Kingdom	63,081	4,546

	Total			27,407

	Telecommunication Services (1.4%)
	Vodafone Group PLC	United Kingdom	1,616,354	4,288

	Total			4,288

The Accompanying Notes are an Integral Part of the Financial Statements.

58	International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (1.5%)
Fortum OYJ	Finland	156,686	4,538

Total			4,538

Total Foreign Common Stocks
(Cost: $270,991)			299,325

Short-Term Investments (1.5%)

Federal Government & Agencies (1.5%)
Federal Home Loan Bank, 0.00%, 7/1/11	United States	4,700,000	4,700

Total Short-Term Investments
(Cost: $4,700)			4,700

Total Investments (97.3%)
(Cost: $275,691)(a)			304,025

Other Assets, Less
Liabilities (2.7%)			8,457

Net Assets (100.0%)			312,482

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $275,691 and the net unrealized appreciation of investments based on that cost was $28,334 which is comprised of $33,870 aggregate gross unrealized appreciation and $5,536 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	20.7%
Japan	16.9%
Hong Kong	9.6%
Switzerland	5.6%
Netherlands	5.4%
Other	39.1%

Total	97.3%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$299,325	$-	$-
Short-Term Investments	-	4,700	-
Other Financial Instruments^	-	-	-
Total	$299,325	$4,700	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio	59

Research International Core Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest in derivative instruments for any investment purpose, the primary purpose is to increase or decrease exposure to a particular market, segment of the market or security. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,064.80	$ 5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$ 5.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

60	Research International Core Portfolio

Research International Core Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.3%)
	Bayerische Motoren Werke AG	Germany	10,746	1,072
	Compass Group PLC	United Kingdom	16,400	158
	DENSO Corp.	Japan	19,100	708
	GKN PLC	United Kingdom	62,590	233
	Hennes & Mauritz AB - B Shares	Sweden	18,790	648
	Honda Motor Co., Ltd.	Japan	20,800	797
	Inditex SA	Spain	6,313	575
	Li & Fung, Ltd.	Hong Kong	136,000	271
	LVMH Moet Hennessy Louis Vuitton SA	France	4,850	873
*	MGM China Holdings, Ltd.	Hong Kong	35,600	66
	Nippon Television Network Corp.	Japan	3,440	488
	Publicis Groupe SA	France	13,762	767
*	Sands China, Ltd.	Macau	234,000	629

	Total			7,285

	Consumer Staples (10.1%)
	DANONE SA	France	17,221	1,285
	Heineken NV	Netherlands	19,787	1,190
	Japan Tobacco, Inc.	Japan	155	596
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	46,180	303
	Lawson, Inc.	Japan	14,500	759
	Nestle SA	Switzerland	34,255	2,129
	Reckitt Benckiser Group PLC	United Kingdom	13,732	758
	Tesco PLC	United Kingdom	127,081	820

	Total			7,840

	Energy (8.3%)
	AMEC PLC	United Kingdom	17,620	308
*	Bankers Petroleum, Ltd.	Canada	33,271	237
	BG Group PLC	United Kingdom	30,225	686
	BP PLC	United Kingdom	166,473	1,226
*	Cairn Energy PLC	United Kingdom	33,410	222
	INPEX Corp.	Japan	151	1,110
	Reliance Industries, Ltd.	India	18,653	374
	Royal Dutch Shell PLC - Class A	Netherlands	54,888	1,954
	Technip SA	France	3,350	359

	Total			6,476

	Financials (23.5%)
	Aeon Credit Service Co., Ltd.	Japan	33,700	460
*	AIA Group, Ltd.	Hong Kong	59,000	205
	Amlin PLC	United Kingdom	20,131	131
	Banco Santander Brasil SA, ADR	Brazil	43,500	509
	Barclays PLC	United Kingdom	164,909	679
	BM&F BOVESPA SA	Brazil	8,100	54
	BNP Paribas	France	20,836	1,608
	China Construction Bank Corp. - Class H	China	588,980	489

	Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	China Pacific Insurance Group Co., Ltd. - Class H	China	64,400	267
	Credit Suisse Group AG	Switzerland	21,686	844
	Deutsche Boerse AG	Germany	8,743	664
	Erste Group Bank AG	Austria	13,549	710
*	GSW Immobilien AG	Germany	6,418	220
	Hang Lung Properties, Ltd.	Hong Kong	105,000	432
	HDFC Bank, Ltd., ADR	India	2,570	453
	Hiscox, Ltd.	Bermuda	46,556	313
	HSBC Holdings PLC	United Kingdom	148,128	1,470
	ICICI Bank, Ltd.	India	31,932	779
*	ING Groep NV	Netherlands	97,328	1,198
	Julius Baer Group, Ltd.	Switzerland	11,898	492
	KBC Groep NV	Belgium	11,567	455
	Komercni Banka AS	Czech Republic	2,018	492
	Mitsubishi UFJ Financial Group, Inc.	Japan	71,500	346
	Nomura Holdings, Inc.	Japan	61,500	303
	Sberbank of Russia	Russia	169,800	591
*	SNS REAAL NV	Netherlands	56,348	252
	Standard Chartered PLC	United Kingdom	34,202	899
	Sumitomo Mitsui Financial Group, Inc.	Japan	25,000	766
	Swiss Re, Ltd.	Switzerland	19,077	1,071
	United Overseas Bank, Ltd.	Singapore	19,000	304
	Westpac Banking Corp.	Australia	35,470	847

	Total			18,303

	Health Care (8.6%)
	Bayer AG	Germany	10,667	858
	Diagnosticos da America SA	Brazil	25,400	342
	Miraca Holdings, Inc.	Japan	20,200	817
	Rhoen-Klinikum AG	Germany	27,774	670
	Roche Holding AG	Switzerland	9,998	1,673
	Sanofi-Aventis SA	France	12,005	965
	Santen Pharmaceutical Co., Ltd.	Japan	18,900	765
	Sonova Holding AG	Switzerland	2,841	265
	Synthes, Inc.	United States	2,204	388

	Total			6,743

	Industrials (12.2%)
	BEML, Ltd.	India	7,636	99
	East Japan Railway Co.	Japan	6,900	394
	Glory, Ltd.	Japan	24,700	554
	Hutchison Whampoa, Ltd.	Hong Kong	40,000	432
	JGC Corp.	Japan	33,000	900
	Joy Global, Inc.	United States	2,990	285
	Keppel Corp., Ltd.	Singapore	51,400	464
	Legrand SA	France	6,247	263
	MAN SE	Germany	2,820	376
	Mitsubishi Corp.	Japan	26,200	651
	Outotec OYJ	Finland	5,483	312
	Rolls-Royce Holdings PLC	United Kingdom	42,939	444
	Schindler Holding AG	Switzerland	5,361	652
	Schneider Electric SA	France	6,475	1,082
	Siemens AG	Germany	11,682	1,604

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio	61

Research International Core Portfolio

	Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Sinotruk Hong Kong, Ltd.	China	230,500	160
	Yamato Holdings Co., Ltd.	Japan	54,200	849

	Total			9,521

	Information Technology (6.6%)
	Acer, Inc.	Taiwan	322,697	562
	Canon, Inc.	Japan	10,100	478
*	Cognizant Technology Solutions Corp. - Class A	United States	5,510	404
	Dassault Systemes SA	France	6,962	593
	Konica Minolta Holdings, Inc.	Japan	91,000	756
	Nomura Research Institute, Ltd.	Japan	16,200	353
	Samsung Electronics Co., Ltd.	South Korea	650	503
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	273,189	687
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	58,550	844

	Total			5,180

	Materials (10.2%)
	Akzo Nobel NV	Netherlands	19,974	1,260
	Chugoku Marine Paints, Ltd.	Japan	27,000	211
	Iluka Resources, Ltd.	Australia	36,591	658
	Linde AG	Germany	7,463	1,308
	Monsanto Co.	United States	3,430	249
	Newcrest Mining, Ltd.	Australia	12,957	524
	Nippon Paint Co., Ltd.	Japan	29,000	231
*	Nufarm, Ltd.	Australia	75,525	364
	Rio Tinto PLC	United Kingdom	23,250	1,676
	Steel Authority of India, Ltd.	India	52,402	161
	Sumitomo Metal Industries, Ltd.	Japan	88,000	197
	Symrise AG	Germany	9,166	292
	Teck Resources, Ltd. - Class B	Canada	16,850	856

	Total			7,987

	Telecommunication Services (5.6%)
	China Unicom Hong Kong, Ltd.	Hong Kong	418,000	843
	KDDI Corp.	Japan	101	724
	Koninklijke KPN NV	Netherlands	51,878	755
	Telecom Italia S.p.A.	Italy	157,311	219
	Telecom Italia S.p.A. - Rights	Italy	346,247	403
	Tim Participacoes SA, ADR	Brazil	3,100	152
	Vodafone Group PLC	United Kingdom	482,870	1,281

	Total			4,377

	Utilities (4.2%)
	CEZ AS	Czech Republic	11,295	581
	EDP - Energias de Portugal SA	Portugal	236,767	841
	Fortum OYJ	Finland	22,850	662
	Red Electrica Corp. SA	Spain	4,570	276
	Tokyo Gas Co., Ltd.	Japan	136,000	613
	Tractebel Energia SA	Brazil	15,270	269

	Total			3,242

	Total Foreign Common Stocks
	(Cost: $67,989)			76,954

Short-Term Investments (1.8%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (1.8%)
BNP Paribas Finance, Inc., 0.03%, 7/1/11	United States	747,000	747
HSBC Americas, 0.06%, 7/1/11	United States	671,000	671

Total			1,418

Total Short-Term Investments
(Cost: $1,418)			1,418

Total Investments (100.4%)
(Cost: $69,407)(a)			78,372

Other Assets, Less
Liabilities (-0.4%)			(303)

Net Assets (100.0%)			78,069

The Accompanying Notes are an Integral Part of the Financial Statements.

62	Research International Core Portfolio

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $69,407 and the net unrealized appreciation of investments based on that cost was $8,965 which is comprised of $10,140 aggregate gross unrealized appreciation and $1,175 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	19.0%
United Kingdom	14.1%
France	10.0%
Switzerland	9.1%
Germany	9.0%
Netherlands	8.5%
Other	30.7%

Total	100.4%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$76,954	$-	$-
Short-Term Investments	-	1,418	-
Other Financial Instruments^	-	-	-
Total	$76,954	$1,418	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio	63

International Equity Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,061.40	$ 3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$ 3.34

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

64	International Equity Portfolio

International Equity Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Foreign Common Stocks (94.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.0%)
	Cie Generale des Etablissements Michelin - Class B	France	307,508	30,074
	Kingfisher PLC	United Kingdom	3,825,490	16,405
	Marks & Spencer Group PLC	United Kingdom	1,142,320	6,626
	Nissan Motor Co., Ltd.	Japan	1,132,980	11,850
	Pearson PLC	United Kingdom	697,770	13,170
	Sony Corp.	Japan	323,400	8,504
*	TomTom NV	Netherlands	501,100	2,652
	Toyota Motor Corp.	Japan	286,400	11,740
	Vivendi	France	547,770	15,232

	Total			116,253

	Consumer Staples (2.7%)
*	Carrefour SA	France	80,360	3,300
	Nestle SA	Switzerland	171,690	10,670
	Tesco PLC	United Kingdom	2,226,130	14,363
	Unilever PLC	United Kingdom	348,295	11,214

	Total			39,547

	Energy (10.8%)
	BP PLC	United Kingdom	1,866,830	13,742
	China Coal Energy Co., Ltd.	China	2,425,000	3,260
	China Shenhua Energy Co., Ltd.	China	1,578,500	7,546
	ENI SPA	Italy	937,925	22,184
*	Gazprom OAO, ADR	Russia	737,320	10,728
	Husky Energy, Inc.	Canada	135,410	3,692
	Petroleo Brasileiro SA, ADR	Brazil	359,140	12,160
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	25,140
	SBM Offshore NV	Netherlands	464,278	12,280
	Statoil ASA	Norway	771,470	19,533
	Talisman Energy, Inc.	Canada	188,100	3,864
	Total SA	France	383,328	22,169

	Total			156,298

	Financials (23.8%)
	ACE, Ltd.	Switzerland	234,580	15,440
*	Aegon NV	Netherlands	931,090	6,351
*	AIA Group, Ltd.	Hong Kong	10,626,000	36,869
	Aviva PLC	United Kingdom	2,395,180	16,876
	AXA SA	France	554,855	12,609
	Bangkok Bank Public Co., Ltd.	Thailand	3,283,700	16,886
	Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	15,136
	Credit Agricole SA	France	364,020	5,474
	DBS Group Holdings, Ltd.	Singapore	2,652,000	31,652
	Hana Financial Group, Inc.	South Korea	415,550	14,518
	Housing Development Finance Corp., Ltd.	India	220,670	3,468
	HSBC Holdings PLC	United Kingdom	1,474,937	14,604
*	ING Groep NV	Netherlands	1,268,502	15,616
	Intesa Sanpaolo SpA	Italy	4,340,710	11,557
	KB Financial Group, Inc.	South Korea	289,785	13,707

	Foreign Common Stocks (94.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,955,720	9,474
*	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,072
	Muenchener Rueckversicherungs-Gesellschaft AG	Germany	91,780	14,035
	NKSJ Holdings, Inc.	Japan	702,000	4,613
	Nomura Holdings, Inc.	Japan	332,400	1,635
	Shinhan Financial Group Co., Ltd.	South Korea	254,270	12,122
	Standard Chartered PLC	United Kingdom	370,360	9,736
	Swire Pacific, Ltd.	Hong Kong	1,276,500	18,782
*	Swiss Reinsurance Co., Ltd.	Switzerland	410,402	23,045
	UniCredit SpA	Italy	2,143,121	4,538
	United Overseas Bank, Ltd.	Singapore	940,000	15,061

	Total			344,876

	Health Care (10.0%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	6,385
	Bayer AG	Germany	43,920	3,531
	Celesio AG	Germany	261,230	5,209
	GlaxoSmithKline PLC	United Kingdom	1,355,400	29,019
*	Lonza Group AG	Switzerland	162,050	12,683
	Merck KGaA	Germany	226,340	24,597
	Novartis AG	Switzerland	58,930	3,610
	Rhoen-Klinikum AG	Germany	284,710	6,870
	Roche Holding AG	Switzerland	189,550	31,721
	Sanofi	France	259,555	20,867

	Total			144,492

	Industrials (12.7%)
	Alstom SA	France	102,790	6,338
	BAE Systems PLC	United Kingdom	3,411,020	17,436
	Citic Pacific, Ltd.	China	716,000	1,791
	Deutsche Lufthansa AG	Germany	373,830	8,145
	Deutsche Post AG	Germany	935,380	17,973
	G4S PLC	United Kingdom	2,463,160	11,061
	Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	19,711
*	International Consolidated Airlines Group SA	United Kingdom	1,868,050	7,606
	ITOCHU Corp.	Japan	1,481,000	15,324
	Koninklijke Philips Electronics NV	Netherlands	582,435	14,958
	Mabuchi Motor Co., Ltd.	Japan	168,400	8,472
*	Rentokil Initial PLC	United Kingdom	2,225,440	3,395
	Shanghai Electric Group Co., Ltd.	China	31,604,000	16,692
	Siemens AG, ADR	Germany	199,230	27,400
	Thales SA	France	180,240	7,772

	Total			184,074

	Information Technology (9.8%)
	Compal Electronics, Inc.	Taiwan	8,390,247	10,282
*	Flextronics International, Ltd.	Singapore	1,651,810	10,605
	Nintendo Co., Ltd.	Japan	77,630	14,532

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio	65

International Equity Portfolio

	Foreign Common Stocks (94.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Samsung Electronics Co., Ltd.	South Korea	35,970	27,829
	SAP AG	Germany	318,620	19,290
	Siliconware Precision Industries Co.	Taiwan	12,980,000	16,697
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,216,825	25,681
	Trend Micro, Inc.	Japan	570,000	17,623

	Total			142,539

	Materials (3.6%)
	Akzo Nobel NV	Netherlands	155,660	9,819
	Rexam PLC	United Kingdom	2,633,620	16,180
	Vale SA, ADR	Brazil	881,000	25,514

	Total			51,513

	Telecommunication Services (12.7%)
	China Mobile, Ltd.	Hong Kong	2,423,500	22,455
	China Telecom Corp., Ltd.	China	49,406,000	31,935
	France Telecom SA	France	482,570	10,263
	Nippon Telegraph & Telephone Corp.	Japan	193,000	9,266
	Singapore Telecommunications, Ltd.	Singapore	7,884,000	20,283
	Telefonica SA, ADR	Spain	1,187,514	29,082
	Telenor ASA	Norway	1,208,610	19,792
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	7,357
	Vodafone Group PLC	United Kingdom	12,341,413	32,742

	Total			183,175

	Utilities (0.5%)
	Centrais Eletricas Brasileiras SA	Brazil	533,150	7,136

	Total			7,136

	Total Foreign Common Stocks
	(Cost: $1,191,872)			1,369,903

Short-Term Investments) (5.4%)	Country	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (5.1%)
Federal Home Loan Bank, 0.03%, 9/21/11	United States	15,000,000	14,999
Federal Home Loan Bank, 0.05%, 8/8/11	United States	3,100,000	3,100
Federal Home Loan Bank, 0.06%, 8/17/11	United States	5,700,000	5,699
Federal Home Loan Bank, 0.08%, 8/31/11	United States	17,000,000	16,998
Federal Home Loan Bank, 0.09%, 8/31/11	United States	13,000,000	12,998
Federal Home Loan Bank, 0.09%, 9/2/11	United States	20,000,000	19,997

Total			73,791

Short Term Business Credit (0.3%)
Falcon Asset Securitization Co. LLC, 0.03%, 7/1/11	United States	3,900,000	3,900
Total			3,900

Total Short-Term Investments
(Cost: $77,691)			77,691

Total Investments (100.0%)
(Cost: $1,269,563)(a)			1,447,594

Other Assets, Less
Liabilities (0.0%)			261

Net Assets (100.0%)			1,447,855

The Accompanying Notes are an Integral Part of the Financial Statements.

66	International Equity Portfolio

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,269,563 and the net unrealized appreciation of investments based on that cost was $178,031 which is comprised of $261,994 aggregate gross unrealized appreciation and $83,963 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.9%
France	9.3%
Germany	8.8%
Japan	7.9%
Hong Kong	7.9%
Switzerland	7.2%
United States	5.4%
Singapore	5.4%
Other	30.2%

Total	100.0%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,369,903	$-	$-
Short-Term Investments	-	$77,691	-
Other Financial Instruments^	-	-	-
Total	$1,369,903	$77,691	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio	67

Emerging Markets Equity Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$ 996.40	$ 7.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$ 7.50

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

68	Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.0%)
	Anhanguera Educacional Participacoes SA	Brazil	36,600	779
*	Arezzo Industria e Comercio SA	Brazil	39,770	557
	Companhia Hering	Brazil	25,900	596
*	Corporacion GEO SAB de CV - Series B	Mexico	166,780	385
*	Dish TV India, Ltd.	India	377,975	742
	Geely Automobile Holdings, Ltd.	Hong Kong	1,995,000	779
	Grupo Televisa SA, ADR	Mexico	16,888	415
*	Kroton Educacional SA	Brazil	32,801	426
	Lewis Group, Ltd.	South Africa	92,954	1,162
	Li & Fung, Ltd.	Hong Kong	574,000	1,143
	Lojas Renner SA	Brazil	17,300	660
	Mando Corp.	South Korea	12,341	2,555
	Naspers, Ltd. - Class N	South Africa	33,669	1,902
	PT Mitra Adiperkasa Tbk	Indonesia	336,500	156
*	Sands China, Ltd.	Macau	300,000	806
	Shinsegae Co., Ltd.	South Korea	1,963	624
	Stella International Holdings, Ltd.	Hong Kong	592,000	1,500
	Truworths International, Ltd.	South Africa	176,031	1,908
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	222,674	489

	Total			17,584

	Consumer Staples (7.4%)
	Arca Continental SAB de CV	Mexico	43,275	310
	BIM Birlesik Magazalar AS	Turkey	8,762	285
	Companhia de Bebidas das Americas, ADR	Brazil	30,660	1,034
	CP ALL PCL	Thailand	374,900	540
	Dabur India, Ltd.	India	640,118	1,636
	Dairy Farm International Holdings, Ltd.	Hong Kong	68,400	561
*	E-Mart Co., Ltd.	South Korea	5,558	1,273
	Hengan International Group Co., Ltd.	Hong Kong	103,000	924
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	84,728	557
	KT&G Corp.	South Korea	16,470	1,024
	M Dias Branco SA	Brazil	29,300	779
	Shoprite Holdings, Ltd.	South Africa	18,863	284
	Tiger Brands, Ltd.	South Africa	25,943	758

	Total			9,965

	Energy (9.9%)
*	Bankers Petroleum, Ltd.	Canada	96,727	690
	China Shenhua Energy Co., Ltd. - Class H	China	245,500	1,174
	CNOOC, Ltd.	China	500,000	1,169
	Gazprom OAO, ADR	Russia	180,474	2,626
	INPEX Corp.	Japan	154	1,133
	Lukoil OAO, ADR	Russia	12,711	810

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Oil & Natural Gas Corp., Ltd.	India	100,197	615
	Petroleo Brasileiro SA, ADR	Brazil	80,664	2,731
	Reliance Industries, Ltd.	India	67,280	1,347
	Tenaris SA, ADR	Luxembourg	9,238	423
	Tupras-Turkiye Petrol Rafinerileri AS	Turkey	27,291	669

	Total			13,387

	Financials (26.5%)
	Banco Santander Brasil SA	Brazil	71,600	840
	Banco Santander Chile, ADR	Chile	3,246	304
	Bancolombia SA, ADR	Colombia	5,034	336
	Bangkok Bank PCL	Thailand	193,700	996
	Bank of China, Ltd. - Class H	China	4,327,000	2,113
	BM&FBOVESPA SA	Brazil	146,400	969
	Bolsa Mexicana de Valores SAB de CV	Mexico	229,400	461
	Brasil Brokers Participacoes SA	Brazil	157,200	771
	Brasil Insurance Participacoes e Administracao SA	Brazil	900	1,125
	CETIP SA - Balcao Organizado de Ativos e Derivativos	Brazil	39,100	605
	China Construction Bank Corp. - Class H	China	2,762,020	2,293
	China Pacific Insurance Group Co., Ltd. - Class H	China	425,600	1,764
	Chinatrust Financial Holding Co., Ltd.	Taiwan	1,266,000	1,102
	CIMB Group Holdings Bhd	Malaysia	398,600	1,179
	Commercial International Bank Egypt SAE	Egypt	141,900	718
	Compartamos SAB de CV	Mexico	270,440	491
	Credicorp, Ltd.	Peru	6,531	562
	Erste Group Bank AG	Austria	19,650	1,030
	First Pacific Co., Ltd.	Hong Kong	2,086,000	1,871
	Hana Financial Group, Inc.	South Korea	40,420	1,412
	Hang Lung Properties, Ltd.	Hong Kong	132,000	543
	Housing Development Finance Corp., Ltd.	India	127,358	2,001
	ICICI Bank, Ltd.	India	43,926	1,072
	Itau Unibanco Holding SA, ADR	Brazil	25,918	610
	Komercni Banka AS	Czech Republic	8,929	2,178
	LPS Brasil - Consultoria de Imoveis SA	Brazil	23,800	579
*	LPS Brasil - Consultoria de Imoveis SA - Rights	Brazil	287	–
	PT Bank Negara Indonesia Persero Tbk	Indonesia	2,308,331	1,043
	Sberbank of Russia	Russia	744,600	2,591
	Standard Chartered PLC	United Kingdom	85,553	2,220
	Turkiye Garanti Bankasi AS	Turkey	461,849	2,094

	Total			35,873

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio	69

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (2.5%)
	Diagnosticos da America SA	Brazil	83,000	1,117
	Fleury SA	Brazil	45,400	661
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	218,700	557
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	15,314	738
	Top Glove Corp. Bhd	Malaysia	199,100	346

	Total			3,419

	Industrials (3.1%)
	Alfa SAB de CV - Class A	Mexico	16,350	244
	BEML, Ltd.	India	17,109	222
	Copa Holdings SA - Class A	Panama	6,616	441
	Glory, Ltd.	Japan	20,800	467
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	12,790	754
	Multiplus SA	Brazil	17,860	311
	Sinotruk Hong Kong, Ltd.	Hong Kong	1,172,000	816
*	TK Corp.	South Korea	41,557	911

	Total			4,166

	Information Technology (14.8%)
	Acer, Inc.	Taiwan	484,812	844
	Cielo SA	Brazil	27,182	679
	CSU Cardsystem SA	Brazil	164,019	483
	Hon Hai Precision Industry Co., Ltd.	Taiwan	570,568	1,957
	HTC Corp.	Taiwan	26,609	895
	Infosys, Ltd., ADR	India	33,373	2,177
*	NICE Systems, Ltd., ADR	Israel	17,948	653
	Redecard SA	Brazil	32,300	487
	Samsung Electronics Co., Ltd.	South Korea	6,417	4,964
	Seoul Semiconductor Co., Ltd.	South Korea	16,222	443
	Siliconware Precision Industries Co.	Taiwan	1,570,000	2,020
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,201,290	3,019
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	27,843	351
	Totvs SA	Brazil	20,500	378
	VTech Holdings, Ltd.	Hong Kong	60,000	715

	Total			20,065

	Materials (10.8%)
	Anhui Conch Cement Co., Ltd. - Class H	China	220,000	1,035
	Chugoku Marine Paints, Ltd.	Japan	108,000	844
	Companhia Siderurgica Nacional SA, ADR	Brazil	19,590	244
	Corporacion Moctezuma SAB de CV	Mexico	183,100	466
	Duratex SA	Brazil	64,343	545
	Formosa Plastics Corp.	Taiwan	383,000	1,380
	Gold Fields, Ltd.	South Africa	48,296	708
	Grupo Mexico SAB de CV - Series B	Mexico	164,080	542

Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
Maanshan Iron and Steel Co., Ltd. - Class H	China	834,000	384
Magnitogorsk Iron & Steel Works	Russia	52,850	601
Mexichem SAB de CV	Mexico	115,700	469
Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	46,600	1,215
MOIL, Ltd.	India	75,313	564
POSCO	South Korea	1,545	671
Steel Authority of India, Ltd.	India	365,628	1,121
Suzano Papel e Celulose SA	Brazil	26,575	192
Ternium SA, ADR	Luxembourg	14,470	427
Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	28,600	251
Vale SA, ADR	Brazil	92,157	2,944

Total			14,603

Telecommunication Services (8.0%)
America Movil SAB de CV - Series L, ADR	Mexico	33,160	1,787
China Mobile, Ltd.	Hong Kong	95,500	885
China Unicom Hong Kong, Ltd.	Hong Kong	252,000	508
China Unicom Hong Kong, Ltd., ADR	Hong Kong	83,301	1,689
Empresa Nacional de Telecomunicaciones SA	Chile	18,034	366
Mobile TeleSystems OAO, ADR	Russia	34,083	648
MTN Group, Ltd.	South Africa	115,695	2,462
PT XL Axiata Tbk	Indonesia	2,973,000	2,132
Tim Participacoes SA, ADR	Brazil	8,840	435

Total			10,912

Utilities (2.2%)
Aguas Andinas SA - Class A	Chile	777,858	421
CPFL Energia SA	Brazil	18,700	267
Eletropaulo Metropolitana SA	Brazil	34,660	755
Enersis SA, ADR	Chile	20,725	479
Manila Water Co., Inc.	Philippines	1,355,000	583
Tractebel Energia SA	Brazil	30,385	535

Total			3,040

Total Foreign Common Stocks
(Cost: $114,117)			133,014

The Accompanying Notes are an Integral Part of the Financial Statements.

70	Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Short-Term Investments (2.4%)	Country	Shares/ $Par	Value $(000’s)

Commercial Banks Non-US (2.4%)
BNP Paribas Finance, Inc., 0.03%, 7/1/11	United States	3,273,000	3,273

Total Short-Term Investments
(Cost: $3,273)			3,273

Total Investments (100.6%)
(Cost: $117,390)(a)			136,287

Other Assets, Less
Liabilities (-0.6%)			(869)

Net Assets (100.0%)			135,418

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $117,390 and the net unrealized appreciation of investments based on that cost was $18,897 which is comprised of $23,201 aggregate gross unrealized appreciation and $4,304 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	17.2%
South Korea	10.2%
Hong Kong	8.8%
Taiwan	8.5%
India	8.5%
China	7.3%
South Africa	6.8%
Russia	6.3%
Mexico	5.9%
Other	21.1%

Total	100.6%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$133,014	$-	$-
Short-Term Investments	-	3,273	-
Other Financial Instruments^	-	-	-
Total	$133,014	$3,273	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio	71

Money Market Portfolio

Because the Portfolio invests a significant portion of its assets in securities of companies in the banking industry, developments affecting that industry will have a disproportionate impact on the Portfolio, including interest rate risk, credit risk, and risks associated with regulatory changes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,001.20	$ 0.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.48	$ 0.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.003%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

72	Money Market Portfolio

Money Market Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Autos (9.2%)
American Honda Finance Corp., 0.16%, 9/21/11	4,000,000	3,999
American Honda Finance Corp., 0.344%, 10/7/11 144A	10,000,000	10,000
American Honda Finance Corp., 0.346%, 6/29/12 144A	3,500,000	3,500
Fcar Owner Trust I, 0.16%, 8/16/11	7,300,000	7,298
Toyota Motor Credit Corp., 0.25%, 7/15/11	7,000,000	6,999
Toyota Motor Credit Corp., 0.339%, 8/22/11	10,500,000	10,500

Total		42,296

Commercial Banks Non-US (13.6%)
Barclays Bank PLC, 0.775%, 7/19/11	10,000,000	10,000
Barclays US Funding LLC, 0.45%, 7/19/11	5,000,000	4,999
Barclays US Funding LLC, 0.48%, 7/1/11	5,500,000	5,500
Rabobank Nederland NV of NY, 0.290%, 8/8/11	15,000,000	15,000
Royal Bank of Canada, 0.04%, 7/29/11	15,500,000	15,499
UBS Finance LLC, 0.26%, 9/20/11	11,800,000	11,793

Total		62,791

Commercial Banks US (9.8%)
The Goldman Sachs Group, Inc., 0.45%, 2/6/12	8,000,000	8,001
The Goldman Sachs Group, Inc., 0.65%, 5/25/12	9,000,000	9,000
Merrill Lynch & Co., Inc., 0.473%, 11/1/11	11,000,000	11,003
Morgan Stanley, 0.540%, 1/9/12	17,000,000	17,000

Total		45,004

Consumer Products/Retailing (3.7%)
eBay, Inc., 0.12%, 7/13/11	11,000,000	11,000
eBay, Inc., 0.17%, 9/7/11	6,000,000	5,998

Total		16,998

Electronics (3.7%)
Cisco Systems, Inc., 0.07%, 7/14/11	10,000,000	10,000
Cisco Systems, Inc., 0.10%, 7/1/11	7,000,000	7,000

Total		17,000

Finance Services (5.5%)
Ciesco LLC, 0.40%, 8/5/11	8,500,000	8,497

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Govco LLC, 0.12%, 7/14/11	9,000,000	9,000
Govco LLC, 0.14%, 7/27/11	8,000,000	7,999

Total		25,496

Government (25.0%)
US Treasury, 0.75%, 11/30/11	30,000,000	30,083
US Treasury, 1.00%, 8/31/11	30,000,000	30,047
US Treasury, 1.00%, 9/30/11	30,000,000	30,068
US Treasury, 1.00%, 10/31/11	25,000,000	25,072

Total		115,270

Information Technology (1.5%)
Google, Inc., 0.08%, 7/26/11	7,000,000	7,000

Total		7,000

Machinery (6.2%)
Caterpillar Financial Services Corp., 0.10%, 7/7/11	10,000,000	10,000
Deere & Co., 0.08%, 7/28/11	3,500,000	3,500
John Deere Capital Corp., 0.10%, 7/26/11	11,000,000	10,999
John Deere Capital Corp., 0.12%, 7/14/11	4,000,000	4,000

Total		28,499

Miscellaneous Business Credit Institutions (3.4%)
General Electric Capital Corp., 0.10%, 8/29/11	6,400,000	6,399
General Electric Co., 0.13%, 9/26/11	9,400,000	9,397

Total		15,796

Personal Credit Institutions (7.4%)
Old Line Funding LLC, 0.13%, 7/18/11	5,000,000	4,999
Old Line Funding LLC, 0.15%, 8/12/11	5,000,000	4,999
Old Line Funding LLC, 0.21%, 7/5/11	7,000,000	7,000
Straight-A Funding LLC, 0.12%, 7/11/11	8,000,000	8,000
Straight-A Funding LLC, 0.16%, 9/21/11	5,000,000	4,998
Straight-A Funding LLC, 0.19%, 7/12/11	4,000,000	4,000

Total		33,996

Short Term Business Credit (10.9%)
Atlantic Asset Securitization LLC, 0.18%, 7/13/11	4,300,000	4,300

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit continued
Atlantic Asset Securitization LLC, 0.19%, 8/31/11	8,000,000	7,997
Atlantic Asset Securitization LLC, 0.22%, 7/6/11	4,700,000	4,700
Falcon Asset Securitization Co. LLC, 0.13%, 7/20/11	6,200,000	6,199
Falcon Asset Securitization Co. LLC, 0.17%, 8/9/11	10,000,000	9,998
Sheffield Receivables, 0.13%, 7/6/11	6,500,000	6,500
Sheffield Receivables, 0.17%, 8/22/11	4,500,000	4,499
Sheffield Receivables, 0.17%, 9/14/11	6,000,000	5,998

Total		50,191

Total Money Market Investments
(Cost: $460,337)		460,337

Total Investments (99.9%)
(Cost: $460,337)		460,337

Other Assets, Less Liabilities (0.1%)		371

Net Assets (100.0%)		460,708

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio	73

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $13,500 representing 2.9% of the net assets.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$115,270	$-
Corporate Bonds	-	94,004	-
Commercial Paper	-	251,063	-
Other Financial Instruments^	-	-	-
Total	$-	$460,337	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

74	Money Market Portfolio

Short-Term Bond Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissable purpose. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,009.70	$ 1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$ 1.91

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Portfolio	75

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
Boeing Capital Corp., 5.80%, 1/15/13	80,000	86
The Boeing Co., 1.875%, 11/20/12	170,000	173
General Dynamics Corp., 1.80%, 7/15/11	105,000	105
General Dynamics Corp., 5.25%, 2/1/14	135,000	150
Northrop Grumman Corp., 1.85%, 11/15/15	250,000	245

Total		759

Auto Manufacturing (1.5%)
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
American Honda Finance Corp., 2.50%, 9/21/15 144A	750,000	754
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	252
FUEL Trust, 4.207%, 4/15/16 144A	400,000	402
PACCAR Financial Corp., 1.95%, 12/17/12	155,000	158
PACCAR, Inc., 6.875%, 2/15/14	95,000	108
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	208
Volkswagen International Finance NV, 1.625%, 8/12/13 144A	300,000	302

Total		2,235

Banking (13.0%)
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	165,000	168
The Bank of New York Mellon Corp., 2.95%, 6/18/15	250,000	258
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	263
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	125,000	132
Barclays Bank PLC, 2.50%, 9/21/15 144A	750,000	744
BB&T Corp., 2.05%, 4/28/14	250,000	253
BB&T Corp., 3.20%, 3/15/16	230,000	235
BB&T Corp., 3.375%, 9/25/13	240,000	250

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	800,000	782
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	100
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	600,000	615
Cie de Financement Foncier, 2.50%, 9/16/15 144A	500,000	495
Citigroup, Inc., 3.953%, 6/15/16	250,000	256
Citigroup, Inc., 6.50%, 8/19/13	200,000	218
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,025
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	600,000	593
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	500,000	509
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	997
Fifth Third Bancorp, 3.625%, 1/25/16	270,000	272
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	180,000	182
HSBC Bank PLC, 1.625%, 8/12/13 144A	450,000	452
HSBC Bank PLC, 3.10%, 5/24/16 144A	270,000	268
HSBC Bank PLC, 3.50%, 6/28/15 144A	185,000	190
Jefferies Group, Inc., 3.875%, 11/9/15	215,000	219
JPMorgan Chase & Co., 4.75%, 5/1/13	650,000	692
Morgan Stanley, 3.80%, 4/29/16	250,000	247
National Australia Bank, Ltd., 2.75%, 9/28/15 144A	250,000	250
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,227
Nordea Bank AB, 3.70%, 11/13/14 144A	250,000	262
PNC Funding Corp., 3.00%, 5/19/14	185,000	192
Regions Financial Corp., 4.875%, 4/26/13	100,000	101
Royal Bank of Canada, 2.875%77, 4/19/16	150,000	153

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Royal Bank of Scotland PLC, 3.40%, 8/23/13	350,000	358
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	250,000	242
Sparebank 1 Boligkreditt AS, 2.625%, 5/27/16 144A	550,000	551
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	267
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	166
State Street Corp., 2.875%, 3/7/16	650,000	659
SunTrust Banks, Inc., 3.60%, 4/15/16	240,000	242
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,069
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	633
U.S. Bancorp, 3.442%, 2/1/16	450,000	457
Union Bank NA, 2.125%, 12/16/13	250,000	251
Wells Fargo & Co., 3.676%, 6/15/16	650,000	668
Westpac Banking Corp., 3.00%, 8/4/15	100,000	101

Total		19,264

Beverage/Bottling (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	250,000	256
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 4/15/15	250,000	265
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	173

Total		694

Cable/Media/Broadcasting/Satellite (0.8%)
Comcast Corp., 4.95%, 6/15/16	250,000	274
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	285,000	294
Discovery Communications LLC, 3.70%, 6/1/15	180,000	189
Time Warner, Inc., 3.15%, 7/15/15	135,000	140

The Accompanying Notes are an Integral Part of the Financial Statements.

76	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Viacom, Inc., 4.375%, 9/15/14	250,000	269

Total		1,166

Conglomerate/Diversified Manufacturing (0.3%)
E. I. du Pont de Nemours & Co., 1.95%, 1/15/16	475,000	469

Total		469

Consumer Products (0.3%)
The Clorox Co., 3.55%, 11/1/15	250,000	261
Unilever Capital Corp., 2.75%, 2/10/16	250,000	256

Total		517

Electric Utilities (2.9%)
—	224,000	248
CenterPoint Energy Houston Electric LLC, 7.00%, 3/1/14	95,000	108
Commonwealth Edison Co., 1.625%, 1/15/14	120,000	121
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	263
Consumers Energy Co., 5.50%, 8/15/16	500,000	563
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	269
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	504
Exelon Corp., 4.90%, 6/15/15	250,000	269
Georgia Power Co., 3.00%, 4/15/16	200,000	205
Nevada Power Co., 6.50%, 4/15/12	250,000	261
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	498
Pacific Gas & Electric Co., 4.80%, 3/1/14	250,000	272
PacifiCorp, 5.45%, 9/15/13	250,000	273
PSEG Power LLC, 2.50%, 4/15/13	100,000	102
Southern California Edison Co., 5.75%, 3/15/14	250,000	280

Total		4,236

Electronics (0.5%)
Broadcom Corp., 2.375%, 11/1/15 144A	400,000	396

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Electronics continued
Hewlett-Packard Co., 2.65%, 6/1/16	350,000	352

Total		748

Food Processors (0.8%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	275
General Mills, Inc., 1.55%, 5/16/14	300,000	302
H.J. Heinz Co., 5.35%, 7/15/13	250,000	271
Kraft Foods, Inc., 5.625%, 11/1/11	20,000	20
Kraft Foods, Inc., 6.25%, 6/1/12	35,000	37
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	209

Total		1,114

Gas Pipelines (0.9%)
DCP Midstream Operating LP, 3.25%, 10/1/15	270,000	272
Enterprise Products Operating LLC, 3.20%, 2/1/16	200,000	203
Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	278
ONEOK Partners LP, 3.25%, 2/1/16	230,000	234
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	191
Spectra Energy Partners LP, 2.95%, 6/15/16	180,000	179

Total		1,357

Health Care/Pharmaceuticals (1.1%)
Baxter International, Inc., 1.80%, 3/15/13	50,000	51
Life Technologies Corp., 3.375%, 3/1/13	105,000	108
McKesson Corp., 3.25%, 3/1/16	110,000	113
Medtronic, Inc., 3.00%, 3/15/15	250,000	261
Novartis Capital Corp., 2.90%, 4/24/15	250,000	260
Sanofi-Aventis SA, 1.625%, 3/28/14	400,000	405
Stryker Corp., 3.00%, 1/15/15	135,000	140
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	264

Total		1,602

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Independent Finance (0.4%)
General Electric Capital Corp., 5.25%, 10/19/12	25,000	26
Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	345,000	354
International Lease Finance Corp., 5.75%, 5/15/16	165,000	163
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32

Total		641

Information/Data Technology (0.6%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	260
Microsoft Corp., 2.50%, 2/8/16	325,000	333
Xerox Corp., 4.25%, 2/15/15	250,000	266

Total		859

Life Insurance (0.6%)
American International Group, Inc., 3.65%, 1/15/14	115,000	117
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	255
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	253
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	269

Total		894

Machinery (0.4%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	204
John Deere Capital Corp., 1.60%, 3/3/14	320,000	324

Total		528

Metals/Mining (1.6%)
Anglo American Capital PLC, 2.15%, 9/27/13 144A	300,000	304
ArcelorMittal, 5.375%, 6/1/13	250,000	266
Barrick Gold Corp., 2.90%, 5/30/16 144A	500,000	500
Rio Tinto Finance USA, Ltd., 2.50%, 5/20/16	240,000	240
Steel Dynamics, Inc., 7.375%, 11/1/12	250,000	264
Teck Resources, Ltd., 3.15%, 1/15/17	165,000	165

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio	77

Short-Term Bond Portfolio

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Vale Overseas, Ltd., 6.25%, 1/11/16	500,000	563

Total		2,302

Oil and Gas (2.0%)
BP Capital Markets PLC, 3.125%, 10/1/15	385,000	395
BP Capital Markets PLC, 3.20%, 3/11/16	250,000	254
Cenovus Energy, Inc., 4.50%, 9/15/14	250,000	272
Encana Corp., 4.75%, 10/15/13	250,000	269
EnCana Holdings Finance Corp., 5.80%, 5/1/14	250,000	278
Ensco PLC, 3.25%, 3/15/16	400,000	406
EOG Resources, Inc., 2.95%, 6/1/15	450,000	463
Marathon Petroleum Corp., 3.50%, 3/1/16 144A	100,000	103
Shell International Finance BV, 3.10%, 6/28/15	160,000	167
Shell International Finance BV, 3.25%, 9/22/15	115,000	121
XTO Energy, Inc., 4.90%, 2/1/14	250,000	274

Total		3,002

Other Finance (0.6%)
American Express Credit Corp., 2.75%, 9/15/15	200,000	200
American Express Credit Corp., 5.125%, 8/25/14	215,000	235
USAA Capital Corp., 2.24%, 3/30/12	500,000	507

Total		942

Other Holdings (2.9%)
(f) Australia Treasury Bill, 0.00%, 9/9/11	520,000	553
(f) Canadian Treasury Bill, 0.00%, 7/21/11	1,705,000	1,767
(f) Mexico Cetes, 0.00%, 7/28/11	1,985,000	1,690
(f) Morgan Stanley, 5.40%, 5/15/15 144A	300,000	191
(f) Morgan Stanley, 10.00%, 4/8/12 144A	250,000	161

Total		4,362

Property and Casualty Insurance (0.5%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	450,000	452

Corporate Bonds (35.9%)	Shares/ $ Par	Value $ (000’s)

Property and Casualty Insurance continued
The Allstate Corp., 6.20%, 5/16/14	315,000	356

Total		808

Real Estate Investment Trusts (1.9%)
Duke Realty LP, 5.625%, 8/15/11	250,000	251
ERP Operating LP, 5.125%, 3/15/16	225,000	245
ERP Operating LP, 6.584%, 4/13/15	275,000	312
HCP, Inc., 3.75%, 2/1/16	225,000	229
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	292
Simon Property Group LP, 6.75%, 5/15/14	250,000	283
Vornado Realty LP, 4.25%, 4/1/15	235,000	244
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	350,000	404
World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	456,870	479
WT Finance Aust Pty, 5.125%, 11/15/14 144A	100,000	109

Total		2,848

Retail Stores (0.3%)
Lowe’s Cos., 5.00%, 10/15/15	250,000	282
Nordstrom, Inc., 6.75%, 6/1/14	145,000	166

Total		448

Telecommunications (0.7%)
America Movil SAB de CV, 3.625%, 3/30/15	215,000	225
France Telecom SA, 4.375%, 7/8/14	250,000	271
Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	261
Telefonica Emisiones SAU, 2.582%, 4/26/13	50,000	50
Telefonica Emisiones SAU, 5.855%, 2/4/13	200,000	212

Total		1,019

Vehicle Parts (0.3%)
Johnson Controls, Inc., 1.75%, 3/1/14	410,000	413

Total		413

Total Corporate Bonds (Cost: $52,237)		53,227

Governments (44.4%)		Shares/ $ Par	Value $ (000’s)

	Governments (44.4%)
(b)	Federal Home Loan Bank, 1.625%, 3/20/13	5,000,000	5,100
	Federal Home Loan Bank, 2.000%, 1/27/23	275,000	276
(e)	Federal National Mortgage Association, 1.50%, 2/16/21	2,000,000	2,002
	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,343
(b)	US Treasury, 0.375%, 6/30/13	1,000,000	998
(b)	US Treasury, 0.50%, 5/31/13	2,235,000	2,237
(b)	US Treasury, 0.625%, 12/31/12	225,000	226
(b)	US Treasury, 0.625%, 2/28/13	6,380,000	6,405
(b)	US Treasury, 0.625%, 4/30/13	225,000	226
(b)	US Treasury, 0.75%, 6/15/14	700,000	699
(b)	US Treasury, 1.00%, 5/15/14	4,250,000	4,278
(b)	US Treasury, 1.25%, 2/15/14	33,680,000	34,175
(b)	US Treasury, 1.75%, 5/31/16	2,350,000	2,354
(b)	US Treasury, 2.00%, 4/30/16	1,450,000	1,472

	Total Governments
	(Cost: $64,791)		65,791

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	202

	Total Municipal Bonds
	(Cost: $195)		202

	Structured Products (17.4%)

	Structured Products (17.4%)
	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A2, 4.161%, 12/10/42	313,143	314
	BCRR Trust, Series 2010-LEAF, Class 39A, 4.23%, 3/22/34 144A	6,788	7

The Accompanying Notes are an Integral Part of the Financial Statements.

78	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (17.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
BCRR Trust, Series 2010-LEAF, Class 41A, 4.23%, 12/22/35 144A	123,549	124
BCRR Trust, Series 2010-LEAF, Class 5A, 4.23%, 5/22/35 144A	193,859	194
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	750,000	796
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	993,090	1,094
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	696,592	688
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.685%, 8/25/20 IO	2,541,326	230
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	31,937	33
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	64,975	67
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	267,470	289
Federal Home Loan Mortgage Corp., 5.00%, 8/1/40	2,710,436	2,883
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	1,360,863	1,473
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	280,662	311
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	286,540	331
Federal National Mortgage Association, 5.00%, 5/1/20	709,598	767
Federal National Mortgage Association, 6.00%, 8/1/22	603,108	660
Federal National Mortgage Association, 6.50%, 8/1/37	842,040	954
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	928,000	999

Structured Products (17.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/13	1,000,000	1,000
GMAC Mortgage Corp. Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40 144A	97,752	98
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	549,161	550
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3, 4.719%, 1/15/38	1,490,000	1,581
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	26,396	26
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	454
Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,011
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	75,000	84
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	80,248	83
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.619%, 7/12/34	918,368	939
Steiner Properties LLC, Series 1997-1, Class A, 7.482%, 3/31/12 144A	81,044	82
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.306%, 10/25/46	923,089	917
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.316%, 6/25/37	1,481,057	1,441
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.316%, 6/25/37	449,642	438
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	983,395	999

	Structured Products (17.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,052
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	109,086	110
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-3, Class A, 4.75%, 4/25/19	2,677,523	2,728

	Total Structured Products
	(Cost: $25,283)		25,807

	Short-Term Investments (2.1%)

	Consumer Products/Retailing (0.3%)
(b)	eBay, Inc., 0.14%, 7/6/11	450,000	450

	Total		450

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.07%, 7/15/11	700,000	700

	Total		700

	Miscellaneous Business Credit Institutions (0.7%)
(b)	Duke Energy Corp., 0.24%, 7/11/11	1,000,000	1,000

	Total		1,000

	Restaurants (0.6%)
(b)	Darden Restaurants, Inc., 0.24%, 7/1/11	900,000	900

	Total		900

	Total Short-Term Investments
	(Cost: $3,050)		3,050

	Total Investments (99.9%)
	(Cost: $145,556)(a)		148,077

	Other Assets, Less Liabilities (0.1%)		192

	Net Assets (100.0%)		148,269

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio	79

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $19,058 representing 12.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $145,556 and the net unrealized appreciation of investments based on that cost was $2,521 which is comprised of $2,673 aggregate gross unrealized appreciation and $152 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2011, $27,199)	229	9/11	$(97)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2011, $10,589)	87	9/11	(54)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2011, $21,464)	98	9/11	32

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.
(f)	Foreign Bond — par value is foreign denominated
(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	390	9/11	$8	$-	$8
Sell	Barclays Bank PLC	AUD	650	9/11	-	(27)	(27)
Sell	Barclays Bank PLC	BRL	262	9/11	-	(5)	(5)
Sell	Barclays Bank PLC	MXN	14,700	7/11	-	(26)	(26)

					$8	$(58)	$(50)

AUD — Australian Dollar

BRL — Brazilian Real

MXN — Mexican New Peso

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$65,791	$-
Foreign Bonds	-	4,362	-
Municipal Bonds	-	202	-
Corporate Bonds	-	48,865	-
Structured Products	-	25,807	-
Short-Term Investments	-	3,050	-
Other Financial Instruments^
Futures	32	-	-
Forward Currency Contracts	-	8	-
Liabilities:
Other Financial Instruments^
Futures	(151)	-	-
Forward Currency Contracts	-	(58)	-
Total	$(119)	$148,027	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

80	Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissable purpose. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,025.70	$ 1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.52

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Bond Portfolio	81

Select Bond Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	841
Boeing Capital Corp., 5.80%, 1/15/13	240,000	258
The Boeing Co., 1.875%, 11/20/12	510,000	518
General Dynamics Corp., 1.80%, 7/15/11	415,000	415
Goodrich Corp., 4.875%, 3/1/20	250,000	264
L-3 Communications Corp., 5.20%, 10/15/19	75,000	78
L-3 Communications Corp., 6.375%, 10/15/15	2,820,000	2,897
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,158
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	256
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	613
Meccanica Holdings USA, 6.25%, 7/15/19 144A	615,000	656
Meccanica Holdings USA, 6.25%, 1/15/40 144A	650,000	589
Northrop Grumman Corp., 3.50%, 3/15/21	1,765,000	1,675

Total		10,218

Auto Manufacturing (0.6%)
American Honda Finance Corp., 3.50%, 3/16/15 144A	810,000	853
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	2,080,000	2,106
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,338
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,165,000	1,161
Kia Motors Corp., 3.625%, 6/14/16 144A	390,000	386
PACCAR Financial Corp., 1.95%, 12/17/12	690,000	702
PACCAR, Inc., 6.875%, 2/15/14	315,000	360
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,082

Total		7,988

Banking (9.7%)
ABN Amro Bank NV, 2.043%, 1/30/14 144A	8,500,000	8,676
Bank of America Corp., 3.625%, 3/17/16	885,000	887
Bank of America Corp., 5.00%, 5/13/21	875,000	864

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of America Corp., 5.625%, 7/1/20	730,000	754
Bank of America Corp., 5.75%, 12/1/17	985,000	1,047
Bank of America Corp., 6.00%, 9/1/17	990,000	1,065
Bank of New York Mellon Corp., 2.50%, 1/15/16	210,000	212
Barclays Bank PLC, 2.50%, 9/21/15 144A	4,500,000	4,463
Barclays Bank PLC, 5.00%, 9/22/16	125,000	134
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	180
BNP Paribas, 7.195%, 12/31/49 144A	200,000	193
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	9,400,000	9,186
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	3,470,000	3,556
Cie de Financement Foncier, 2.50%, 9/16/15 144A	3,000,000	2,972
Citigroup, Inc., 3.953%, 6/15/16	5,110,000	5,231
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	600
Credit Agricole SA/London, 6.637%, 12/31/49 144A	220,000	188
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	85,000	81
Credit Suisse of New York, 4.375%, 8/5/20	2,280,000	2,229
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	6,680,000	6,602
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	3,000,000	3,054
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,984
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	2,480,000	2,507
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	129
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,213
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	72
HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	30
HSBC Holdings PLC, 5.10%, 4/5/21	875,000	897

	Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Jefferies Group, Inc., 5.125%, 4/13/18	1,760,000	1,763
	JPMorgan Chase & Co., 3.15%, 7/5/16	7,570,000	7,616
	JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	801
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	101
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	129
	Lloyds TSB Bank PLC, 2.623%, 1/24/14	5,000,000	5,069
	Merrill Lynch & Co., 0.504%, 11/1/11	10,000,000	10,003
	Merrill Lynch & Co., 6.22%, 9/15/26	240,000	241
	Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,395
	Morgan Stanley, 3.80%, 4/29/16	2,935,000	2,901
	Morgan Stanley, 7.30%, 5/13/19	710,000	805
	Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,700
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	456
	The Northern Trust Co., 5.85%, 11/9/17 144A	250,000	283
	PNC Funding Corp., 4.375%, 8/11/20	1,680,000	1,700
	Regions Financial Corp., 5.75%, 6/15/15	930,000	916
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	855,000	876
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	620,000	600
	Sparebank 1 Boligkreditt AS, 2.625%, 5/27/16 144A	6,300,000	6,308
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	951
	State Street Corp., 2.875%, 3/7/16	1,755,000	1,780
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	633
	Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,382
	The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	1,775,000	1,799
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,082
	U.S. Bancorp, 4.20%, 5/15/14	400,000	431

The Accompanying Notes are an Integral Part of the Financial Statements.

82	Select Bond Portfolio

Select Bond Portfolio

	Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	167
	Union Bank, 3.00%, 6/6/16	1,140,000	1,141
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	427
	Wachovia Corp., 5.75%, 2/1/18	280,000	310
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	1
	Wells Fargo & Co., 3.676%, 6/15/16	3,710,000	3,811
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,091
	Wells Fargo & Co., 7.98%, 12/31/49	250,000	270
	Westpac Banking Corp., 3.00%, 8/4/15	1,015,000	1,026

	Total		138,972

	Beverage/Bottling (0.8%)
	Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	43
	Anheuser-Busch Cos., 5.75%, 4/1/36	200,000	210
	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,300
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,733
	The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,123
	Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,289
	Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	642
	Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	643
	PepsiCo, Inc., 2.50%, 5/10/16	1,000,000	1,011
	PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,499
	PepsiCo, Inc., 7.90%, 11/1/18	345,000	445
	Pernod Ricard SA, 5.75%, 4/7/21 144A	2,215,000	2,313

	Total		12,251

	Cable/Media/Broadcasting/Satellite (1.1%)
	Comcast Corp., 5.875%, 2/15/18	800,000	897
	Comcast Corp., 6.95%, 8/15/37	1,675,000	1,891
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	840,000	867

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/1/21	560,000	580
Discovery Communications LLC, 5.05%, 6/1/20	326,000	345
DISH DBS Corp., 6.75%, 6/1/21 144A	1,740,000	1,783
Historic TW, Inc., 6.625%, 5/15/29	880,000	959
Historic TW, Inc., 6.875%, 6/15/18	180,000	211
NBCUniveral Media LLC, 2.875%, 4/1/16 144A	1,785,000	1,788
News America, Inc., 4.50%, 2/15/21 144A	1,770,000	1,747
News America, Inc., 6.90%, 8/15/39	170,000	187
TCI Communications, Inc., 8.75%, 8/1/15	735,000	902
Time Warner Cable, Inc., 4.125%, 2/15/21	1,120,000	1,083
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	956
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	876
Time Warner, Inc., 4.75%, 3/29/21	1,160,000	1,180

Total		16,252

Conglomerate/Diversified Manufacturing (0.4%)
The Dow Chemical Co., 7.60%, 5/15/14	770,000	893
E.I. du Pont de Nemours & Co., 2.75%, 4/1/16	800,000	816
Eastman Chemical Co., 7.25%, 1/15/24	110,000	127
Honeywell International, Inc., 5.30%, 3/1/18	1,165,000	1,309
Monsanto Co., 5.125%, 4/15/18	55,000	61
United Technologies Corp., 5.375%, 12/15/17	1,745,000	1,991

Total		5,197

Consumer Products (0.3%)
Fortune Brands, Inc., 5.375%, 1/15/16	1,485,000	1,609
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	492
Unilever Capital Corp., 2.75%, 2/10/16	1,650,000	1,692

Total		3,793

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Containers (0.1%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 6.875%, 2/15/21 144A	615,000	600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 4/15/19 144A	670,000	665

Total		1,265

Electric Utilities (2.6%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	630
Alabama Power Co., 3.375%, 10/1/20	630,000	609
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,167
Ameren Corp., 8.875%, 5/15/14	350,000	405
Appalachian Power Co., 4.60%, 3/30/21	1,180,000	1,188
Arizona Public Service Co., 8.75%, 3/1/19	115,000	148
Bruce Mansfield Unit, 6.85%, 6/1/34	402,425	431
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	354
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	429
CMS Energy Corp., 4.25%, 9/30/15	870,000	895
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	560
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	104
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	162
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	181
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,109
The Detroit Edison Co., 3.45%, 10/1/20	635,000	617
The Detroit Edison Co., 3.90%, 6/1/21	500,000	498
The Detroit Edison Co., 5.45%, 2/15/35	105,000	107
DTE Energy Co., 6.375%, 4/15/33	415,000	446
Duke Energy Corp., 6.25%, 6/15/18	50,000	58
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,170
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	496
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	444
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	676

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	83

Select Bond Portfolio

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	513
FirstEnergy Corp., 7.375%, 11/15/31	500,000	569
Florida Power Corp., 4.80%, 3/1/13	100,000	106
IPALCO Enterprises, Inc., 5.00%, 5/1/18 144A	1,740,000	1,700
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	297,201	300
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	672
Nevada Power Co., 5.95%, 3/15/16	165,000	188
Nevada Power Co., 6.50%, 4/15/12	750,000	783
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,348
Nextera Energy, Inc., 4.50%, 6/1/21	1,710,000	1,683
NSTAR, 4.50%, 11/15/19	55,000	57
NV Energy, Inc., 6.25%, 11/15/20	535,000	562
Ohio Edison Co., 6.875%, 7/15/36	130,000	143
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,664
Pacific Gas & Electric Co., 4.80%, 3/1/14	650,000	707
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	341
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,163
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	200
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	164
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	745
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	573
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	669
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,058
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	412
San Diego Gas & Electric Co., 4.50%, 8/15/40	685,000	621
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	193
Sempra Energy, 6.15%, 6/15/18	215,000	245
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	288
Southern California Edison Co., 3.875%, 6/1/21	650,000	649

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,125
Tampa Electric Co., 5.40%, 5/15/21	700,000	767
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,630
The Toledo Edison Co., 6.15%, 5/15/37	490,000	516
Union Electric Co., 6.40%, 6/15/17	140,000	162
Union Electric Co., 6.70%, 2/1/19	195,000	229
Virginia Electric & Power Co., 3.45%, 9/1/22	1,550,000	1,466
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	67

Total		37,162

Electronics (0.6%)
Broadcom Corp., 2.375%, 11/1/15 144A	720,000	713
Cisco Systems, Inc., 3.15%, 3/14/17	2,145,000	2,192
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,428
Hewlett-Packard Co., 4.30%, 6/1/21	1,120,000	1,131
International Business Machines Corp., 2.00%, 1/5/16	2,380,000	2,366
International Business Machines Corp., 5.60%, 11/30/39	770,000	813

Total		8,643

Food Processors (0.4%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	350
General Mills, Inc., 5.25%, 8/15/13	190,000	206
General Mills, Inc., 5.70%, 2/15/17	890,000	1,020
Kellogg Co., 4.00%, 12/15/20	605,000	604
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,168
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,470
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,013

Total		5,831

Gas Pipelines (0.7%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	138
El Paso Corp., 7.00%, 6/15/17	420,000	475
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	181

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Energy Transfer Partners LP, 4.65%, 6/1/21	165,000	161
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	496
Enterprise Products Operating LLC, 3.20%, 2/1/16	1,760,000	1,788
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000,000	1,162
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	165,000	184
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	208
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,484
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	517
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,115,000	1,224
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	249
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	199
Spectra Energy Partners LP, 2.95%, 6/15/16	455,000	454
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	205
Williams Partners LP, 4.125%, 11/15/20	90,000	86
Williams Partners LP, 5.25%, 3/15/20	770,000	811

Total		10,022

Health Care/Pharmaceuticals (0.9%)
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	295,000	303
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	525,000	533
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	490
Johnson & Johnson, 5.55%, 8/15/17	700,000	812
Johnson & Johnson, 5.85%, 7/15/38	735,000	810
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,227
Medtronic, Inc., 2.625%, 3/15/16	910,000	924
Merck & Co., 3.875%, 1/15/21	1,475,000	1,464
Merck & Co., 4.75%, 3/1/15	500,000	557

The Accompanying Notes are an Integral Part of the Financial Statements.

84	Select Bond Portfolio

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Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Merck & Co., 5.75%, 11/15/36	250,000	270
Merck & Co., 6.40%, 3/1/28	125,000	147
Pfizer, Inc., 5.35%, 3/15/15	450,000	507
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,770,000	2,039
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,782
Wyeth, 5.50%, 2/15/16	35,000	40
Wyeth, 5.95%, 4/1/37	835,000	896

Total		12,801

Independent Finance (0.8%)
American International Group, Inc., 5.60%, 10/18/16	635,000	665
American International Group, Inc., 6.40%, 12/15/20	1,385,000	1,491
General Electric Capital Corp., 2.95%, 5/9/16	2,920,000	2,936
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,976
International Lease Finance Corp., 5.75%, 5/15/16	335,000	330
International Lease Finance Corp., 6.25%, 5/15/19	335,000	327
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,180,000	1,262

Total		10,987

Information/Data Technology (0.5%)
Adobe Systems, Inc., 3.25%, 2/1/15	470,000	490
Google, Inc., 2.125%, 5/19/16	1,560,000	1,564
Microsoft Corp., 2.50%, 2/8/16	1,155,000	1,182
Oracle Corp., 3.875%, 7/15/20 144A	1,190,000	1,182
SAIC, Inc., 4.45%, 12/1/20 144A	590,000	607
SAIC, Inc., 5.95%, 12/1/40 144A	1,180,000	1,245
Xerox Corp., 4.25%, 2/15/15	400,000	426

Total		6,696

Life Insurance (0.5%)
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,250
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,311

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Life Insurance continued
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	175
Prudential Financial, Inc., 4.50%, 11/15/20	1,175,000	1,167
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	442
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	140
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	1,895
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	620

Total		7,000

Machinery (0.2%)
Caterpillar, Inc., 3.90%, 5/27/21	1,920,000	1,920
John Deere Capital Corp., 5.50%, 4/13/17	850,000	976

Total		2,896

Metals/Mining (0.5%)
ArcelorMittal, 5.375%, 6/1/13	125,000	133
ArcelorMittal, 5.50%, 3/1/21	370,000	371
ArcelorMittal USA, Inc., 6.50%, 4/15/14	100,000	111
Barrick Gold Corp., 2.90%, 5/30/16 144A	1,140,000	1,139
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	438
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	1,480,000	1,470
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	298
Teck Resources, Ltd., 4.75%, 1/15/22	850,000	852
Teck Resources, Ltd., 6.25%, 7/15/41	575,000	580
Vale Overseas, Ltd., 5.625%, 9/15/19	1,620,000	1,729

Total		7,121

Oil and Gas (2.0%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,307
BP Capital Markets PLC, 4.742%, 3/11/21	1,705,000	1,759
BP Capital Markets PLC, 4.75%, 3/10/19	1,975,000	2,083
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	677
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	144

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	282
Chesapeake Energy Corp., 6.125%, 2/15/21	1,128,000	1,142
ConocoPhillips, 6.00%, 1/15/20	1,770,000	2,070
Devon Energy Corp., 6.30%, 1/15/19	500,000	588
EnCana Corp., 5.90%, 12/1/17	1,170,000	1,328
EnCana Corp., 6.50%, 8/15/34	490,000	519
EnCana Corp., 6.50%, 2/1/38	325,000	348
EnCana Corp., 6.625%, 8/15/37	340,000	365
Ensco PLC, 4.70%, 3/15/21	880,000	889
EOG Resources, Inc., 4.10%, 2/1/21	735,000	726
EOG Resources, Inc., 4.40%, 6/1/20	340,000	349
EOG Resources, Inc., 5.625%, 6/1/19	70,000	78
Hess Corp., 5.60%, 2/15/41	585,000	572
Husky Energy, Inc., 7.25%, 12/15/19	195,000	234
Marathon Oil Corp., 6.60%, 10/1/37	130,000	144
Newfield Exploration Co., 6.875%, 2/1/20	1,770,000	1,881
Nexen, Inc., 5.875%, 3/10/35	1,170,000	1,108
Noble Energy, Inc., 6.00%, 3/1/41	425,000	438
Occidental Petroleum Corp., 4.125%, 6/1/16	885,000	962
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	211
Petro-Canada, 5.95%, 5/15/35	580,000	591
Petro-Canada, 6.05%, 5/15/18	480,000	543
Range Resources Corp., 5.75%, 6/1/21	640,000	629
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,419
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	237
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	997
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,503
Valero Energy Corp., 6.125%, 2/1/20	585,000	643
XTO Energy, Inc., 6.50%, 12/15/18	750,000	917

Total		28,683

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

	Other Finance (0.5%)
	American Express Co., 6.15%, 8/28/17	875,000	997
	American Express Credit Corp., 5.125%, 8/25/14	965,000	1,053
	CVS Pass-Through Trust, 6.036%, 12/10/28	855,579	908
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	870,000	867
	SLM Corp., 6.25%, 1/25/16	780,000	810
	SLM Corp., 8.00%, 3/25/20	570,000	612
	USAA Capital Corp., 2.24%, 3/30/12	1,370,000	1,390

	Total		6,637

	Other Holdings (3.1%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	6,440,000	6,846
(f)	Canadian Treasury Bill, 0.00%, 7/21/11	16,761,000	17,370
(f)	Mexico Cetes, 0.00%, 7/28/11	17,025,000	14,492
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	5,650,000	3,595
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	3,665,000	2,369

	Total		44,672

	Other Services (0.2%)
	American Tower Corp., 4.625%, 4/1/15	295,000	311
	American Tower Corp., 7.00%, 10/15/17	300,000	338
	Republic Services, Inc., 3.80%, 5/15/18	1,490,000	1,497
	Republic Services, Inc., 5.25%, 11/15/21	515,000	544
	Waste Management, Inc., 4.60%, 3/1/21	655,000	668

	Total		3,358

	Railroads (0.3%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	566
	Burlington Northern Santa Fe LLC, 4.10%, 6/1/21	1,140,000	1,131
	Canadian National Railway Co., 5.85%, 11/15/17	120,000	140
	Canadian Pacific Railway Co., 4.45%, 3/15/23	200,000	198
	CSX Corp., 5.60%, 5/1/17	725,000	810
	Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,204
	Union Pacific Corp., 4.00%, 2/1/21	340,000	344

	Total		4,393

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.7%)
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	927
BRE Properties, Inc., 5.20%, 3/15/21	810,000	835
BRE Properties, Inc., 5.50%, 3/15/17	360,000	393
Colonial Realty LP, 6.05%, 9/1/16	255,000	267
Developers Diversified Realty Corp., 4.75%, 4/15/18	2,050,000	2,021
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,112
ERP Operating LP, 5.125%, 3/15/16	555,000	605
HCP, Inc., 3.75%, 2/1/16	280,000	285
HCP, Inc., 6.00%, 1/30/17	290,000	319
HCP, Inc., 6.70%, 1/30/18	170,000	190
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	443
Simon Property Group LP, 5.65%, 2/1/20	380,000	410
Vornado Realty LP, 4.25%, 4/1/15	2,225,000	2,309
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	356
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	85,000	98

Total		10,570

Restaurants (0.0%)
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	618

Total		618

Retail Food and Drug (0.4%)
CVS Caremark Corp., 5.75%, 5/15/41	905,000	890
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,629
Delhaize Group, 6.50%, 6/15/17	570,000	657
The Kroger Co., 7.50%, 4/1/31	735,000	890
Safeway, Inc., 6.35%, 8/15/17	1,770,000	2,026

Total		6,092

Retail Stores (0.5%)
The Home Depot, Inc., 5.875%, 12/16/36	585,000	599
Lowe’s Cos., Inc., 5.80%, 4/15/40	450,000	468
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,150,000	1,291
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	170,000	177
Nordstrom, Inc., 6.25%, 1/15/18	330,000	381

Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
Nordstrom, Inc., 7.00%, 1/15/38	225,000	269
Target Corp., 6.50%, 10/15/37	405,000	463
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	460
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	699
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	383
Wal-Mart Stores, Inc., 4.25%, 4/15/21	450,000	459
Wal-Mart Stores, Inc., 4.875%, 7/8/40	860,000	803
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,527

Total		7,979

Telecommunications (1.3%)
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,591
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,945
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,867
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,327
CenturyLink, Inc., 5.15%, 6/15/17	665,000	666
Deutsche Telekom International Finance BV, 3.125%, 4/11/16 144A	2,040,000	2,068
Qwest Corp., 6.50%, 6/1/17	920,000	998
Qwest Corp., 8.375%, 5/1/16	155,000	183
Rogers Communications, Inc., 6.375%, 3/1/14	625,000	701
Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	870
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,226
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	451
Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,371
Vodafone Group PLC, 5.375%, 1/30/15	40,000	44
Windstream Corp., 7.75%, 10/15/20	890,000	932

Total		18,240

Tobacco (0.1%)
Philip Morris International, Inc., 2.50%, 5/16/16	1,160,000	1,162

Total		1,162

The Accompanying Notes are an Integral Part of the Financial Statements.

86	Select Bond Portfolio

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	Corporate Bonds (30.6%)	Shares/ $ Par	Value $ (000’s)

	Transportation Services (0.1%)
	United Parcel Service, Inc., 3.125%, 1/15/21	1,070,000	1,016

	Total		1,016

	Total Corporate Bonds (Cost: $426,322)		438,515

	Governments (13.6%)

	Governments (13.6%)
	Federal Home Loan Bank, 2.00%, 1/27/23	2,775,000	2,784
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,214
	Overseas Private Investment, 4.10%, 11/15/14	1,010,160	1,071
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,732
	US Department of Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,019
	US Department of Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,171
	US Treasury, 0.75%, 6/15/14	1,700,000	1,698
(g)	US Treasury, 1.25%, 2/15/14	15,350,000	15,575
(g)	US Treasury, 1.75%, 5/31/16	15,695,000	15,719
(g)	US Treasury, 2.125%, 12/31/15	18,505,000	18,996
	US Treasury, 2.125%, 2/29/16	4,575,000	4,684
	US Treasury, 2.375%, 5/31/18	1,200,000	1,194
(b)	US Treasury, 2.75%, 2/15/19	31,867,000	32,173
(g)	US Treasury, 2.875%, 3/31/18	20,740,000	21,365
(g)	US Treasury, 3.125%, 5/15/21	5,050,000	5,036
(g)	US Treasury, 3.875%, 8/15/40	21,965,000	20,112
(b)	US Treasury, 4.25%, 11/15/40	20,925,000	20,454
	US Treasury, 5.375%, 2/15/31	6,390,000	7,489
	US Treasury, 5.50%, 8/15/28	3,607,000	4,282
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,345,968	4,441
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,337,550	5,046

	Total Governments (Cost: $192,893)		195,255

Municipal Bonds (1.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.7%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	1,831
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	108
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,448
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	528
The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	866
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	1,170,000	1,198
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,651
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	1,917
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	288
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	290
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	990
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	310
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	674
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,970,000	3,711
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	935

	Municipal Bonds (1.7%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	639
	New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	177
	State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,200
	State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,087
	State of California, Series 2010, 7.60%, 11/1/40 GO	555,000	640
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,037
	Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	485
	University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,290

	Total Municipal Bonds (Cost: $24,089)		24,300

	Structured Products (53.3%)

	Structured Products (53.3%)
(b)	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	18,011
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.451%, 2/14/43 IO	22,106,753	432
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,302,110	1,000
	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,576,852	1,105
	Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.933%, 7/10/45	7,000,000	7,467
	Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.245%, 1/25/37	691,507	333
	Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.275%, 5/25/37	909,358	498

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	87

Select Bond Portfolio

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2002-PBW1, Class B, 4.87%, 11/11/35	1,900,000	1,949
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/13/50	3,871,000	3,992
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,953
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92%, 3/15/49	4,000,000	4,083
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	563,455	575
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	465,106	471
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,604
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	1,903,774	1,666
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,790,896	1,559
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.131%, 2/15/31 IO	8,802,856	257
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.537%, 10/15/30 IO 144A	5,965,519	130
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	8,184,957	8,087
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.685%, 8/25/20 IO	27,036,272	2,448
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	4,956,448	5,057
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,475,967	1,411

	Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	6,700,000	6,729
	Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	726,455	767
	Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,825,439	7,830
(b)	Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	19,130,927	19,143
	Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	12,756,807	12,765
	Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	5,695,000	5,945
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	886,946	948
	Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	2,090,691	2,233
	Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,186,060	1,253
	Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	2,175,011	2,292
	Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	52,659	55
(b)	Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	14,582,738	15,086
	Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	14,740,810	15,250
	Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,427,561	1,481
	Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	13,207,990	13,664
	Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,904,364	3,008
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,320,765	1,428
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	243,723	263
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	878,073	950

	Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	856,208	925
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	334,407	359
	Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	4,024,926	4,297
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,572,662	1,679
(b)	Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	13,505,652	14,417
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	164,966	176
	Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,552,670	1,657
	Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	7,632,643	8,117
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	3,567,928	3,795
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	163,794	175
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	267,346	285
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	784,948	835
	Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	359,333	390
	Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,087,586	1,185
	Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	233,203	254
	Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,629,167	1,775
	Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	513,475	556
	Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,259,393	1,362
	Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,292,388	1,405
	Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	3,623,092	3,938

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	3,563,577	3,873
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	3,447,594	3,724
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	636,842	660
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,431,378	1,584
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	937,510	1,032
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/26	19,000,000	19,775
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/41	8,000,000	7,992
Federal Home Loan Mortgage Corp. TBA, 4.50%, 7/1/41	5,000,000	5,165
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/41	805,000	854
Federal National Mortgage Association, 3.50%, 4/1/26	2,000,000	2,040
Federal National Mortgage Association, 4.00%, 6/1/19	470,903	498
Federal National Mortgage Association, 4.00%, 4/1/26	1,330,265	1,391
Federal National Mortgage Association, 4.00%, 5/1/26	2,079,772	2,170
Federal National Mortgage Association, 4.50%, 6/1/19	3,053,921	3,269
Federal National Mortgage Association, 4.50%, 8/1/19	488,134	522
Federal National Mortgage Association, 4.50%, 12/1/19	293,314	314
Federal National Mortgage Association, 4.50%, 7/1/20	1,087,551	1,163
Federal National Mortgage Association, 4.50%, 9/1/20	1,711,905	1,831
Federal National Mortgage Association, 4.50%, 9/1/24	2,547,448	2,707

	Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 4.50%, 11/1/40	3,398,303	3,521
	Federal National Mortgage Association, 4.50%, 1/1/41	3,195,700	3,315
	Federal National Mortgage Association, 4.50%, 2/1/41	15,229,783	15,781
	Federal National Mortgage Association, 4.50%, 3/1/41	510,316	528
	Federal National Mortgage Association, 4.50%, 4/1/41	469,375	486
(b)	Federal National Mortgage Association, 4.50%, 5/1/41	19,971,700	20,694
	Federal National Mortgage Association, 5.00%, 3/1/20	1,011,681	1,096
	Federal National Mortgage Association, 5.00%, 4/1/20	390,923	424
	Federal National Mortgage Association, 5.00%, 5/1/20	4,183,820	4,527
	Federal National Mortgage Association, 5.00%, 5/1/23	2,586,454	2,778
	Federal National Mortgage Association, 5.00%, 3/1/34	400,759	429
	Federal National Mortgage Association, 5.00%, 4/1/35	1,190,511	1,278
	Federal National Mortgage Association, 5.00%, 7/1/35	2,340,521	2,513
	Federal National Mortgage Association, 5.00%, 10/1/35	1,548,556	1,663
	Federal National Mortgage Association, 5.00%, 2/1/38	1,284,998	1,368
(b)	Federal National Mortgage Association, 5.00%, 3/1/38	14,832,070	15,808
	Federal National Mortgage Association, 5.00%, 3/1/39	6,986,737	7,446
	Federal National Mortgage Association, 5.00%, 6/1/39	556,542	592
(b)	Federal National Mortgage Association, 5.00%, 4/1/41	12,256,028	13,047
	Federal National Mortgage Association, 5.32%, 4/1/14	1,620,160	1,746

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,485
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,135
Federal National Mortgage Association, 5.50%, 4/1/21	763,778	833
Federal National Mortgage Association, 5.50%, 9/1/34	646,743	704
Federal National Mortgage Association, 5.50%, 3/1/35	2,765,018	3,017
Federal National Mortgage Association, 5.50%, 7/1/35	635,404	691
Federal National Mortgage Association, 5.50%, 8/1/35	1,385,929	1,508
Federal National Mortgage Association, 5.50%, 9/1/35	9,579,418	10,422
Federal National Mortgage Association, 5.50%, 10/1/35	2,535,159	2,758
Federal National Mortgage Association, 5.50%, 11/1/35	8,157,752	8,876
Federal National Mortgage Association, 5.50%, 1/1/36	5,393,435	5,868
Federal National Mortgage Association, 5.50%, 2/1/37	2,886,073	3,140
Federal National Mortgage Association, 5.50%, 3/1/37	961,062	1,046
Federal National Mortgage Association, 5.50%, 5/1/37	1,270,741	1,383
Federal National Mortgage Association, 5.50%, 6/1/37	244,700	266
Federal National Mortgage Association, 5.50%, 2/1/38	4,798,934	5,221
Federal National Mortgage Association, 5.50%, 3/1/38	463,328	504
Federal National Mortgage Association, 5.50%, 4/1/38	6,516,327	7,089
Federal National Mortgage Association, 5.50%, 5/1/38	9,169,983	9,977
Federal National Mortgage Association, 5.50%, 6/1/38	3,287,073	3,576

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 7/1/38	455,290	495
Federal National Mortgage Association, 6.00%, 5/1/35	165,482	183
Federal National Mortgage Association, 6.00%, 6/1/35	26,157	29
Federal National Mortgage Association, 6.00%, 7/1/35	2,691,689	2,971
Federal National Mortgage Association, 6.00%, 10/1/35	656,684	725
Federal National Mortgage Association, 6.00%, 11/1/35	2,033,658	2,247
Federal National Mortgage Association, 6.00%, 6/1/36	2,123,362	2,346
Federal National Mortgage Association, 6.00%, 9/1/36	1,153,792	1,274
Federal National Mortgage Association, 6.00%, 1/1/37	8,024	9
Federal National Mortgage Association, 6.00%, 6/1/37	16,685	18
Federal National Mortgage Association, 6.00%, 10/1/37	8,245	9
Federal National Mortgage Association, 6.00%, 11/1/37	8,495,080	9,362
Federal National Mortgage Association, 6.00%, 1/1/38	6,598,568	7,254
Federal National Mortgage Association, 6.00%, 6/1/38	3,749,277	4,121
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,540,002	3,956
Federal National Mortgage Association, 6.50%, 10/1/36	904,703	1,025
Federal National Mortgage Association, 6.50%, 7/1/37	8,462,134	9,592
Federal National Mortgage Association, 6.50%, 9/1/37	3,641,912	4,129
Federal National Mortgage Association, 6.75%, 4/25/18	391,045	418
Federal National Mortgage Association TBA, 3.50%, 7/1/26	1,000,000	1,018

Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 4.00%, 7/1/26	166,000,000	172,899
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	3,180,540	3,338
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,771
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,182
GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, 11/15/17	5,000,000	5,325
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	648
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.052%, 7/12/38 144A	600,000	665
Government National Mortgage Association, 5.50%, 10/15/31	29,935	33
Government National Mortgage Association, 5.50%, 11/15/31	9,522	11
Government National Mortgage Association, 5.50%, 12/15/31	87,377	97
Government National Mortgage Association, 5.50%, 1/15/32	418,170	463
Government National Mortgage Association, 5.50%, 2/15/32	113,114	126
Government National Mortgage Association, 5.50%, 3/15/32	97,940	108
Government National Mortgage Association, 5.50%, 4/15/32	8,342	9
Government National Mortgage Association, 5.50%, 7/15/32	12,466	14
Government National Mortgage Association, 5.50%, 9/15/32	1,736,146	1,923
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	307,000	328

	Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(b)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.717%, 3/18/51 144A	12,233,000	13,416
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.067%, 4/15/45	3,400,000	3,773
	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.217%, 2/15/31	2,240,000	2,248
	Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	833,000	933
	Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,829
	Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	453,929	482
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	890,366	920
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	505,925	528
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.255%, 1/25/37	1,603,442	528
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	287,923	291
(b)	Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.991%, 8/12/45 144A	12,290,000	13,450
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	324,070	331
	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	337,291	270
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.275%, 3/25/37	806,998	754
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.304%, 3/25/37	1,261,139	1,206

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Structured Products (53.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.306%, 10/25/46	1,626,275	1,616
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.316%, 6/25/37	1,996,860	1,946
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,423
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.802%, 11/25/34	656,132	609
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	174,102	175
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	103,798	107
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	438,737	458
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,124,681	2,050

	Total Structured Products (Cost: $736,975)		762,327

	Short-Term Investments (20.2%)

	Autos (2.0%)
(b)	American Honda Finance Corp., 0.638%, 11/7/12 144A	8,000,000	7,984
(b)	Toyota Motor Credit Corp., 0.13%, 7/18/11	20,000,000	19,999

	Total		27,983

	Building Products (0.3%)
(b)	Johnson Controls, Inc., 0.25%, 7/1/11	3,800,000	3,800

	Total		3,800

	Commercial Banks Non-US (1.4%)
(b)	HSBC Finance Corp., 0.14%, 7/6/11	10,000,000	10,000
(b)	Rabobank USA Financial Corp., 0.24%, 7/5/11	10,000,000	10,000

	Total		20,000

	Short-Term Investments (20.2%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks US (0.8%)
(b)	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	10,000,000	9,977

	Total		9,977

	Consumer Products/Retailing (1.4%)
(b)	eBay, Inc., 0.12%, 7/13/11	10,000,000	9,999
(b)	eBay, Inc., 0.14%, 7/6/11	10,000,000	10,000

	Total		19,999

	Electronics (1.0%)
(b)	Cisco Systems, Inc., 0.07%, 7/14/11	10,000,000	10,000
(b)	Xcel Energy, Inc., 0.28%, 7/5/11	5,000,000	5,000

	Total		15,000

	Energy (0.3%)
(b)	Sempra Global, 0.30%, 7/7/11	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.075%, 7/15/11	3,000,000	3,000

	Total		3,000

	Finance Services (1.4%)
(b)	Govco LLC, 0.12%, 7/29/11	20,000,000	19,998

	Total		19,998

	Machinery (2.1%)
(b)	Caterpillar Financial Services Corp., 0.07%, 7/1/11	20,000,000	20,000
(b)	John Deere Capital Corp., 0.10%, 8/2/11	10,000,000	9,999

	Total		29,999

	Materials (1.4%)
(b)	E.I. du Pont de Nemours & Co., 0.12%, 7/19/11	10,000,000	9,999
(b)	E.I. du Pont de Nemours & Co., 0.15%, 7/14/11	10,000,000	10,000

	Total		19,999

	Miscellaneous Business Credit Institutions (0.6%)
(b)	General Electric Capital Corp., 0.03%, 7/8/11	9,000,000	9,000

	Total		9,000

	Personal Credit Institutions (1.4%)
(b)	Old Line Funding LLC, 0.13%, 7/21/11	10,000,000	9,999
(b)	Old Line Funding LLC, 0.15%, 8/22/11	10,000,000	9,998

	Total		19,997

	Short Term Business Credit (4.2%)
(b)	Atlantic Asset Securitization LLC, 0.15%, 7/19/11	10,000,000	9,999

	Short-Term Investments (20.2%)	Shares/ $ Par	Value $ (000’s)

	Short Term Business Credit continued
(b)	Atlantic Asset Securitization LLC, 0.16%, 7/21/11	10,000,000	9,999
(b)	Falcon Asset Securitization Co. LLC, 0.13%, 7/18/11	20,000,000	19,999
(b)	Sheffield Receivables, 0.15%, 7/18/11	10,000,000	10,000
(b)	Sheffield Receivables, 0.15%, 8/12/11	10,000,000	9,998

	Total		59,995

	Telecommunications (0.7%)
(b)	Verizon Communications, Inc., 0.20%, 7/1/11	10,000,000	10,000

	Total		10,000

	Utilities (1.0%)
(b)	Exelon Corp., 0.20%, 7/1/11	15,000,000	15,000

	Total		15,000

	Total Short-Term Investments (Cost: $288,785)		288,747

	Total Investments (119.4%) (Cost: $1,669,064)(a)		1,709,144

	Other Assets, Less Liabilities (-19.4%)		(278,070)

	Net Assets (100.0%)		1,431,074

The Accompanying Notes are an Integral Part of the Financial Statements.

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $169,914 representing 11.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,669,064 and the net unrealized appreciation of investments based on that cost was $40,080 which is comprised of $47,461 aggregate gross unrealized appreciation and $7,381 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2011, $16,036)	134	9/11	$(64)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2011, $23,876)	192	9/11	253
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2011, $137,374)	1,127	9/11	(492)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2011, $75,560)	345	9/11	112
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2011, $18,682)	146	9/11	(249)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(g)	All or portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	4,810	9/11	$104	$-	$104
Sell	Barclays Bank PLC	AUD	8,210	9/11	-	(335)	(335)
Sell	Barclays Bank PLC	BRL	3,496	9/11	-	(65)	(65)
Sell	Barclays Bank PLC	MXN	125,000	7/11	-	(221)	(221)

					$104	$(621)	$(517)

AUD — Australian Dollar

BRL — Brazilian Real

MXN — Mexican New Peso

(l)	As of June 30, 2011 portfolio securities with an aggregate value of $270 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

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The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$195,255	$-
Foreign Bonds	-	44,672	-
Municipal Bonds	-	24,300	-
Corporate Bonds	-	393,843	-
Structured Products	-	762,057	270
Short-Term Investments	-	288,747	-
Other Financial Instruments^
Futures	365	-	-
Forward Currency Contracts	-	104	-
Liabilities:
Other Financial Instruments^
Futures	(805)	-	-
Forward Currency Contracts	-	(621)	-
Total	$(440)	$1,708,357	$270

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

94	Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,130.20	$ 3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$ 3.02

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio	95

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Corporate Bonds (1.1%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.5%)
	Credit Suisse USA, Inc., 0.461%, 8/16/11	300,000	300
	The Goldman Sachs Group, Inc., 0.45%, 2/6/12	200,000	200

	Total		500

	Electronics (0.3%)
	Hewlett-Packard Co., 0.364%, 3/1/12	300,000	301

	Total		301

	Oil & Gas Field Machine and Services (0.3%)
	Cal Dive I - Title XI, Inc., 4.93%, 2/1/27	333,563	353

	Total		353

	Total Corporate Bonds (Cost: $1,165)		1,154

	Governments (96.6%)

	Governments (96.6%)
	Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,555
	Federal Home Loan Mortgage Corp., 4.25%, 5/22/13	500,000	535
	Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	601
(e)	Federal National Mortgage Association, 1.00%, 2/17/26	600,000	600
	Federal National Mortgage Association, 2.25%, 3/15/16	700,000	711
(k)	Federal National Mortgage Association, 5.375%, 4/11/22	6,400,000	6,622
	Federal National Mortgage Association, 5.625%, 4/17/28	100,000	113
	Federal National Mortgage Association, 5.625%, 7/15/37	500,000	563
	Federal National Mortgage Association, 6.625%, 11/15/30	600,000	758
	Financing Corp., 8.60%, 9/26/19	700,000	971
	Financing Corp. Stripped, 0.00%, 12/27/18	500,000	395

	Governments Bonds (96.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	990
	Israel Government AID Bond, 0.00%, 5/15/21	200,000	137
	Israel Government AID Bond, 0.00%, 2/15/23	100,000	61
	Israel Government AID Bond, 0.00%, 5/15/23	500,000	302
	Israel Government AID Bond, 5.50%, 9/18/23	300,000	346
	Israel Government AID Bond, 5.50%, 12/4/23	300,000	347
	Israel Government AID Bond, 5.50%, 4/26/24	100,000	116
	Israel Government AID Bond, 5.50%, 9/18/33	300,000	335
(k)	Residual Funding Corp. Stripped, 0.00%, 10/15/19	4,400,000	3,384
	Residual Funding Corp. Stripped, 0.00%, 10/15/20	100,000	72
	Resolution Funding Corp. Stripped, 0.00%, 7/15/19	2,300,000	1,775
	Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	524
	Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	182
	Tennesse Valley Authority Stripped, 0.00%, 5/1/20	500,000	193
	Tennessee Valley Authority, 4.625%, 9/15/60	300,000	281
	Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,181
	Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,148
(k)	US Treasury, 3.50%, 2/15/39	7,000,000	6,011
	US Treasury, 4.375%, 2/15/38	6,000,000	6,039
	US Treasury, 4.375%, 11/15/39	10,300,000	10,305
	US Treasury, 5.25%, 11/15/28	8,800,000	10,156
	US Treasury, 5.375%, 2/15/31	1,100,000	1,289
	US Treasury, 5.50%, 8/15/28	13,400,000	15,906
(k)	US Treasury, 6.125%, 11/15/27	5,200,000	6,575
(k)	US Treasury, 6.25%, 8/15/23	3,500,000	4,440

	Governments Bonds (96.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 8.75%, 8/15/20	600,000	879
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	643,998	674
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	178,935	206
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	278,753	318
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	261,828	304
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,251,216	1,648
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	136,781	187
	US Treasury Stripped, 0.00%, 2/15/21	600,000	432
	US Treasury Stripped, 0.00%, 11/15/24	700,000	404
	US Treasury Stripped, 0.00%, 2/15/26	2,500,000	1,341
	US Treasury Stripped, 0.00%, 8/15/26	1,000,000	521
	US Treasury Stripped, 0.00%, 2/15/27	700,000	355
(k)	US Treasury Stripped, 0.00%, 8/15/27	4,600,000	2,307
	US Treasury Stripped, 0.00%, 11/15/27	1,600,000	791
	US Treasury Stripped, 0.00%, 2/15/28	1,200,000	576
	US Treasury Stripped, 0.00%, 8/15/28	800,000	374
	US Treasury Stripped, 0.00%, 5/15/33	2,100,000	764
	US Treasury Stripped, 0.00%, 11/15/33	800,000	283
	US Treasury Stripped, 0.00%, 5/15/37	1,700,000	500
	US Treasury Stripped, 0.00%, 2/15/38	5,600,000	1,624
	US Treasury Stripped, 0.00%, 11/15/38	800,000	218
(k)	US Treasury Stripped, 0.00%, 2/15/41	7,600,000	1,884

	Total Governments (Cost: $102,081)		102,109

The Accompanying Notes are an Integral Part of the Financial Statements.

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Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.9%)
Iowa State Special Obligation Build America Bonds, Series 2009B, 6.75%, 6/1/34 RB	400,000	430
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	306
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	161
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	84

Total Municipal Bonds (Cost: $1,039)		981

Structured Products (5.6%)

Structured Products (5.6%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 2.021%, 9/25/35	12,606	12
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 2.711%, 5/25/34	5,745	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.431%, 7/25/33	5,904	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.617%, 8/25/33	6,858	7
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.417%, 2/15/19	67,285	67
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	381,819	391
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	747,714	822

Structured Products (5.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1, 1.695%, 7/25/44	32,003	31
Federal National Mortgage Association, Series 2007-114, Class A6, 0.386%, 10/27/37	100,000	99
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	238,671	224
Federal National Mortgage Association, 5.00%, 6/1/35	567,164	606
Federal National Mortgage Association, 5.00%, 2/1/36	1,005,850	1,074
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 2.958%, 6/25/34	18,393	16
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.932%, 2/12/49	100,000	109
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.224%, 4/25/38	285,102	284
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.728%, 7/9/21 144A	399,918	384
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.29%, 5/25/33	14,964	15
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.837%, 5/25/33	7,785	7
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.436%, 11/25/35	41,126	35
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.653%, 10/25/35	36,351	32
SLM Student Loan Trust, Series 2006-6, Class A1, 0.264%, 10/25/18	9,836	10

Structured Products (5.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2007-2, Class A2, 0.274%, 7/25/17	382,607	380
SLM Student Loan Trust, Series 2008-7, Class A2, 0.774%, 10/25/17	200,000	200
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.447%, 12/15/33 144A	250,000	254
SLM Student Loan Trust, Series 2008-9, Class A, 1.774%, 4/25/23	477,023	492
South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.804%, 3/1/18	329,402	325
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.516%, 10/19/34	12,683	11
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.573%, 3/25/34	53,970	52

Total Structured Products (Cost: $5,611)		5,951

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

	Short-Term Investments (35.1%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (20.0%)
(k)	JPMorgan Money Market Fund	21,075,401	21,075

	Total		21,075

	Repurchase Agreements (15.1%)
(b)	US Treasury Inflation Repurchase, 0.01%, dated 6/30/11, due 7/1/11, (collateralized by US Treasury Inflation Index Bond, 2.00%, 1/15/26, valued at $16,107,218, repurchase proceeds of $16,000,000)	16,000,000	16,000

	Total		16,000

	Total Short-Term Investments (Cost: $37,075)		37,075

	Total Investments (139.3%) (Cost: $146,971)(a)		147,270

	Other Assets, Less Liabilities (-39.3%)		(41,571)

	Net Assets (100.0%)		105,699

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $638 representing 0.6% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $146,971 and the net unrealized appreciation of investments based on that cost was $299 which is comprised of $1,915 aggregate gross unrealized appreciation and $1,616 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2011, $3,973)	16	9/11	$ 13
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2011, $5,232)	21	9/11	- (m)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2011, $15,109)	61	3/12	67
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2011, $8,894)	36	6/12	51
US Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2011, $6,368)	51	9/11	(94)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements.

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(i)	Written options outstanding on June 30, 2011.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT 90 Day Euro $ Commodity Future	$99.375	9/11	9	$ (7)
Call — CBOT US Five Year Treasury Note	120.000	7/11	22	(5)
Put — CBOT 90 Day Euro $ Commodity Future	99.375	9/11	9	- (m)
Put — CBOT US Five Year Treasury Note	118.000	7/11	22	(5)

(Premiums Received $24)				$ (17)

CBOT — Chicago Board of Trade

(k)	Securities with an aggregate value of $52,298 (in thousands) have been pledged as collateral for delayed-delivery securities or written options on June 30, 2011.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$102,109	$-
Municipal Bonds	-	981	-
Corporate Bonds	-	1,154	-
Structured Products	-	5,951	-
Short-Term Investments	-	37,075	-
Other Financial Instruments - Futures^	131	-	-
Liabilities:
Other Financial Instruments^
Futures	(94)	-	-
Written Options	-	(17)	-
Total	$37	$147,253	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio	99

Inflation Protection Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

100	Inflation Protection Portfolio

Inflation Protection Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,050.00	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.08

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Inflation ProtectionPortfolio	101

Inflation Protection Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.1%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	52
L-3 Communications Corp., 6.375%, 10/15/15	150,000	154

Total		206

Auto Manufacturing (0.1%)
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	100
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	107

Total		207

Banking (1.6%)
Bank of America Corp., 5.75%, 12/1/17	50,000	53
Bank of America Corp., 6.50%, 8/1/16	160,000	179
The Bear Stearns Cos. LLC, 5.11%, 1/10/14	70,000	70
Citigroup, Inc., 6.01%, 1/15/15	140,000	154
Credit Suisse AG, 5.40%, 1/14/20	30,000	30
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	117
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	165
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	70,000	72
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	151
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	683
Morgan Stanley, 4.20%, 11/20/14	110,000	114
Morgan Stanley, 7.30%, 5/13/19	120,000	136
PNC Bank, N.A., 6.00%, 12/7/17	100,000	112
Regions Bank, 6.45%, 6/26/37	250,000	234

Total		2,270

Basic Materials (0.3%)
CF Industries, Inc., 6.875%, 5/1/18	180,000	204
Polymer Group, Inc., 7.75%, 2/1/19 144A	180,000	181

Total		385

Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	150,000	165
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	120,000	146
The Coca-Cola Co., 3.625%, 3/15/14	100,000	107
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	109

Total		527

Cable/Media/Broadcasting/Satellite (1.3%)
Comcast Corp., 5.15%, 3/1/20	140,000	151
Comcast Corp., 5.90%, 3/15/16	120,000	137
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	157
DISH DBS Corp., 6.75%, 6/1/21 144A	100,000	102
Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	210,000	208
NBC Universal, Inc., 4.375%, 4/1/21 144A	140,000	138
NBC Universal, Inc., 5.15%, 4/30/20 144A	100,000	106
News America, Inc., 6.90%, 8/15/39	110,000	121
Time Warner Cable, Inc., 5.40%, 7/2/12	60,000	63
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	185
Time Warner, Inc., 4.875%, 3/15/20	110,000	114
Univision Communications, Inc., 6.875%, 5/15/19 144A	170,000	168
Virgin Media Finance PLC., 8.375%, 10/15/19	180,000	201

Total		1,851

Conglomerate/Diversified Manufacturing (0.2%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	129
The Dow Chemical Co., 5.90%, 2/15/15	50,000	56
General Electric Co., 5.25%, 12/6/17	60,000	67

Total		252

Consumer Products/Retailing (0.6%)
eBay, Inc., 3.25%, 10/15/20	170,000	158

Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Elizabeth Arden, Inc., 7.375%, 3/15/21	180,000	187
Hanesbrands, Inc., 6.375%, 12/15/20	110,000	107
Limited Brands, Inc., 6.625%, 4/1/21	210,000	215
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	199

Total		866

Electric Utilities (0.4%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	51
Dominion Resources, Inc., 6.40%, 6/15/18	170,000	197
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	72
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	97
Pacific Gas & Electric Co., 5.80%, 3/1/37	47,000	48
PG&E Corp., 5.75%, 4/1/14	50,000	55
Sempra Energy, 6.50%, 6/1/16	50,000	58

Total		578

Electronics (0.2%)
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	157
Cisco Systems, Inc., 5.90%, 2/15/39	65,000	69
Jabil Circuit, Inc., 5.625%, 12/15/20	110,000	108

Total		334

Energy (0.3%)
Denbury Resources, Inc., 6.375%, 8/15/21	150,000	150
Jarden Corp., 8.00%, 5/1/16	50,000	54
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	180,000	184

Total		388

Food Processors (0.6%)
Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	150,000	152
Kraft Foods, Inc., 5.375%, 2/10/20	250,000	273
Kraft Foods, Inc., 6.125%, 2/1/18	120,000	138
Mead Johnson Nutrition Co., 5.90%, 11/1/39	40,000	42

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
TreeHouse Foods, Inc., 7.75%, 3/1/18	180,000	191

Total		796

Gaming/Leisure/Lodging (0.1%)
Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	210,000	217

Total		217

Gas Pipelines (0.3%)
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	84
Enterprise Products Operating LLC, 5.20%, 9/1/20	100,000	105
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	158
Williams Partners LP, 4.125%, 11/15/20	60,000	58

Total		405

Health Care/Pharmaceuticals (1.3%)
Abbott Laboratories, 5.30%, 5/27/40	30,000	30
Amgen, Inc., 5.85%, 6/1/17	90,000	104
DaVita, Inc., 6.375%, 11/1/18	180,000	182
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20 144A	180,000	185
Express Scripts, Inc., 3.125%, 5/15/16	150,000	151
Express Scripts, Inc., 7.25%, 6/15/19	100,000	120
HCA, Inc., 7.875%, 2/15/20	200,000	217
Medtronic, Inc., 3.00%, 3/15/15	200,000	209
Pfizer, Inc., 7.20%, 3/15/39	100,000	125
Roche Holdings, Inc., 6.00%, 3/1/19 144A	190,000	219
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	210,000	208
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	100,000	98

Total		1,848

Independent Finance (0.2%)
General Electric Capital Corp., 4.375%, 9/16/20	50,000	49
General Electric Capital Corp., 5.625%, 9/15/17	200,000	221

Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
General Electric Capital Corp., 6.00%, 8/7/19	60,000	67

Total		337

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	200,000	229

Total		229

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	104

Total		104

Life Insurance (0.4%)
MetLife, Inc., 6.75%, 6/1/16	120,000	140
Prudential Financial, Inc., 4.61%, 2/10/12	200,000	199
Prudential Financial, Inc., 4.74%, 3/10/15	240,000	240

Total		579

Metals/Mining (0.4%)
Anglo American Capital PLC, 4.45%, 9/27/20 144A	30,000	30
ArcelorMittal, 5.50%, 3/1/21	130,000	130
Barrick North American Finance LLC, 4.40%, 5/30/21 144A	80,000	80
Newmont Mining Corp., 6.25%, 10/1/39	70,000	73
Peabody Energy Corp., 6.50%, 9/15/20	180,000	193

Total		506

Oil and Gas (0.9%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	113
Chesapeake Energy Corp., 6.125%, 2/15/21	100,000	101
Chesapeake Energy Corp., 7.625%, 7/15/13	70,000	76
Chevron Corp., 3.95%, 3/3/14	100,000	108
ConocoPhillips, 4.75%, 2/1/14	260,000	284
EOG Resources, Inc., 2.50%, 2/1/16	300,000	300
Newfield Exploration Co., 6.875%, 2/1/20	100,000	106
Shell International Finance BV, 4.30%, 9/22/19	110,000	115
Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61

Total		1,264

	Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (15.7%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	2,033,650	3,043
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,759,250	2,715
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	1,684,944	2,623
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,460,373	2,314
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	187,180,500	2,403
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,233,496	2,188
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	800,000	3,683
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	3,153

	Total		22,122

	Other Services (0.1%)
	Republic Services, Inc., 3.80%, 5/15/18	100,000	100

	Total		100

	Paper and Forest Products (0.2%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	143
	International Paper Co., 9.375%, 5/15/19	60,000	76

	Total		219

	Real Estate Investment Trusts (0.1%)
	Developers Diversified Realty Corp., 4.75%, 4/15/18	80,000	79
	Developers Diversified Realty Corp., 5.375%, 10/15/12	90,000	92

	Total		171

	Retail Food and Drug (0.1%)
	CVS Caremark Corp., 6.60%, 3/15/19	170,000	197

	Total		197

	Retail Stores (0.6%)
	The Gap, Inc., 5.95%, 4/12/21	40,000	39
	The Home Depot, Inc., 4.40%, 4/1/21	200,000	201
	Lowe’s Cos., Inc., 2.125%, 4/15/16	120,000	120
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	190

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	103

Inflation Protection Portfolio

Corporate Bonds (28.3%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
Wal-Mart Stores, Inc., 4.25%, 4/15/21	150,000	153
Wal-Mart Stores, Inc., 5.625%, 4/15/41	200,000	206

Total		909

Technology (0.2%)
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	210,000	226

Total		226

Telecommunications (1.0%)
AT&T, Inc., 5.10%, 9/15/14	100,000	110
AT&T, Inc., 6.55%, 2/15/39	110,000	121
British Telecommunications PLC, 5.95%, 1/15/18	100,000	111
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	110
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	78
CenturyLink, Inc., 7.875%, 8/15/12	150,000	159
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	153
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	172
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	172
Windstream Corp., 7.875%, 11/1/17	280,000	297

Total		1,483

Utilities (0.2%)
The AES Corp., 8.00%, 10/15/17	100,000	106
NRG Energy, Inc., 7.625%, 1/15/18 144A	180,000	180

Total		286

Yankee Sovereign (0.1%)
The Republic of Italy, 3.125%, 1/26/15	120,000	122

Total		122

Total Corporate Bonds (Cost: $37,588)		39,984

Governments (63.4%)	Shares/ $ Par	Value $ (000’s)

Governments (63.4%)
Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	550
Federal Home Loan Mortgage Corp., 1.00%, 8/27/14	750,000	748
Federal Home Loan Mortgage Corp., 2.875%, 2/9/15	1,500,000	1,581
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	2,950,000	3,353
Federal National Mortgage Association, 6.625%, 11/15/30	4,215,000	5,324
Israel Government AID Bond, 0.00%, 11/1/14	500,000	477
US Treasury Inflation Index Bond, 0.125%, 4/15/16	2,292,075	2,344
US Treasury Inflation Index Bond, 0.50%, 4/15/15	2,204,879	2,299
US Treasury Inflation Index Bond, 0.625%, 4/15/13	957,677	986
US Treasury Inflation Index Bond, 1.125%, 1/15/21	5,620,612	5,837
US Treasury Inflation Index Bond, 1.25%, 4/15/14	1,753,109	1,860
US Treasury Inflation Index Bond, 1.25%, 7/15/20	2,989,175	3,162
US Treasury Inflation Index Bond, 1.375%, 7/15/18	417,100	453
US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,143,802	1,226
US Treasury Inflation Index Bond, 1.625%, 1/15/15	2,679,063	2,906
US Treasury Inflation Index Bond, 1.625%, 1/15/18	858,664	944
US Treasury Inflation Index Bond, 1.75%, 1/15/28	1,604,628	1,679
US Treasury Inflation Index Bond, 1.875%, 7/15/13	1,132,468	1,203
US Treasury Inflation Index Bond, 1.875%, 7/15/15	404,607	446
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,843,852	4,299
US Treasury Inflation Index Bond, 2.00%, 1/15/14	2,433,860	2,622

	Governments (63.4%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 2.00%, 7/15/14	1,192,910	1,301
	US Treasury Inflation Index Bond, 2.00%, 1/15/16	2,180,885	2,424
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,418,349	4,828
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	759,300	863
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,533,228	2,757
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	1,540,185	1,673
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	3,233,529	3,689
(k)	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,055,860	4,662
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,038,402	3,465
	US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,447,459	1,656
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	3,000,543	3,485
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	2,251,230	2,619
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	690,411	913
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	3,475,600	4,577
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	4,582,164	6,279

	Total Governments (Cost: $85,246)		89,490

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	60,000	65
	Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	15

The Accompanying Notes are an Integral Part of the Financial Statements.

104	Inflation Protection Portfolio

Inflation Protection Portfolio

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	60,000	63

Total Municipal Bonds (Cost: $135)		143

Structured Products (6.0%)

Structured Products (6.0%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	200,000	212
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	197,261	199
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1, 5.50%, 5/25/34	117,670	118
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	231,422	227
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	147,242	152
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J13, Class 1A1, 5.25%, 1/25/34	4,111	4
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.367%, 4/15/22 144A	242,065	225
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	100,000	101
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	107
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	158

Structured Products (6.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	799
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.761%, 7/10/39	100,000	105
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	700,000	757
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	318
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	450,000	475
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.843%, 7/15/40	125,000	120
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	400,000	409
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	310
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	225,000	234
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.499%, 6/15/29	250,000	269
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class B, 6.575%, 3/15/34	300,000	308
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.487%, 6/15/22 144A	370,530	363
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 6.14%, 12/18/37	289,958	302
Residential Funding Mortgage Securities I, Inc., Series 2006-S10, Class 2A1, 5.50%, 10/25/21	222,720	213

Structured Products (6.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	179,987	180
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2, 4.867%, 2/15/35	200,000	208
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, 7/15/42	450,000	463
Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.363%, 8/25/35	245,154	242
Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	258,728	242
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	211,314	220
Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	250,000	243
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.078%, 1/25/38	221,226	218

Total Structured Products (Cost: $8,526)		8,501

Short-Term Investments (2.1%)

Commercial Banks Non-US (2.1%)
BNP Paribas Finance, Inc., 0.01%, 7/1/11	2,985,000	2,985

Total		2,985

Other Holdings (0.0%)
JPMorgan Money Market Fund	929	1

Total		1

Total Short-Term Investments (Cost: $2,986)		2,986

Total Investments (99.9%) (Cost: $134,481)(a)		141,104

Other Assets, Less Liabilities (0.1%)		79

Net Assets (100.0%)		141,183

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	105

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $3,779 representing 2.7% of the net assets.

GO — General Obligation

RB— Revenue Bond

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $134,481 and the net unrealized appreciation of investments based on that cost was $6,623 which is comprised of $7,156 aggregate gross unrealized appreciation and $533 aggregate gross unrealized depreciation.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	CAD	2,487	7/11	$31	$-	$31
Sell	HSBC Bank USA	EUR	5,484	7/11	28	-	28
Sell	Deutsche Bank A.G.	GBP	5,387	7/11	274	-	274
Sell	Westpac Banking	JPY	183,768	7/11	-	(35)	(35)

					$333	$(35)	$298

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on June 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.90%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(160)

U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.42%	CPURNSA Index Total Return at Maturity	4/18	2,000	18

U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.51%	CPURNSA Index Total Return at Maturity	3/19	2,000	19

U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.64%	CPURNSA Index Total Return at Maturity	2/20	2,800	10

U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.67%	CPURNSA Index Total Return at Maturity	4/22	3,000	45

U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	3.01%	CPURNSA Index Total Return at Maturity	2/30	2,700	(43)

U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.77%	CPURNSA Index Total Return at Maturity	6/14	1,000	(52)

The Accompanying Notes are an Integral Part of the Financial Statements.

106	Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	$25
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.52%	CPURNSA Index Total Return at Maturity	5/16	5,400	(12)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.72%	CPURNSA Index Total Return at Maturity	8/17	2,000	(89)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(35)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	3.02%	CPURNSA Index Total Return at Maturity	1/41	580	6

						$(268)

(k)	Securities with an aggregate value of $4,662 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2011.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$89,490	$—
Foreign Bonds	—	22,122	—
Municipal Bonds	—	143	—
Corporate Bonds	—	17,862	—
Structured Products	—	8,501	—
Short-Term Investments	—	2,986	—
Other Financial Instruments^
Forward Currency Contracts	—	333	—
Total Return Swaps	—	123	—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(35)	—
Total Return Swaps	—	(391)	—
Total	$—	$141,134	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	107

High Yield Bond Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,047.00	$ 2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$ 2.33

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

108	High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Common Stocks (0.6%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts (0.2%)
*	General Motors Co.	15,123	459
*	General Motors Co. - A Warrants	13,748	294
*	General Motors Co. - B Warrants	13,748	219

	Total		972

	Consumer Discretionary (0.2%)
*	Charter Communications, Inc. - Class A	12,404	673
*	Dex One Corp.	26,256	67

	Total		740

	Financials (0.2%)
*	E*TRADE Financial Corp.	46,905	647

	Total		647

	Total Common Stocks (Cost: $2,668)		2,359

	Preferred Stocks (1.1%)

	Finance Services (1.1%)
	Ally Financial, Inc, 8.50%, 5/15/16	93,329	2,337
	Ally Financial, Inc., 7.00%, 12/31/11 144A	1,302	1,224
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	629

	Total Preferred Stocks (Cost: $3,856)		4,190

	Bonds (91.6%)

	Aerospace/Defense (1.5%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	1,951,600	2,003
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,395
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	592,725	465
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	550,000	564
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	550,000	569
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	669

	Total		5,665

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Autos/Vehicle Parts (4.4%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	729,000	795
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	1,055
Chrysler Group LLC/CG Co.-Issuer, 8.00%, 6/15/19 144A	1,995,000	1,960
Chrysler Group LLC/CG Co.-Issuer, 8.25%, 6/15/21 144A	905,000	887
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	649
Exide Technologies, 8.625%, 2/1/18 144A	740,000	769
Ford Motor Co., 7.45%, 7/16/31	1,240,000	1,406
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	525,000	590
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	2,140,000	2,479
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	886
The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	662,000	745
Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	905,000	909
Jaguar Land Rover PLC, 8.125%, 5/15/21 144A	285,000	287
Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	310,000	334
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,198
Visteon Corp., 6.75%, 4/15/19 144A	1,205,000	1,163

Total		16,112

Basic Materials (9.3%)
AbitibiBowater, Inc., 10.25%, 10/15/18 144A	974,000	1,054
AK Steel Corp., 7.625%, 5/15/20	1,045,000	1,071
Aleris International, Inc., 7.625%, 2/15/18 144A	460,000	459
APERAM, 7.375%, 4/1/16 144A	342,000	344
APERAM, 7.75%, 4/1/18 144A	342,000	345

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Arch Coal, Inc., 8.75%, 8/1/16	745,000	808
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	430,000	443
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	453
Berry Plastics Corp., 8.25%, 11/15/15	680,000	717
Berry Plastics Corp., 9.50%, 5/15/18	615,000	610
Boise Paper Holdings LLC/Bosie Co-Issuer Co., 8.00%, 4/1/20	620,000	651
Cascades, Inc., 7.875%, 1/15/20	810,000	843
Catalyst Paper Corp., 11.00%, 12/15/16 144A	725,000	620
Chemtura Corp., 7.875%, 9/1/18	615,000	644
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	410,000	439
CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,684
CONSOL Energy, Inc., 8.25%, 4/1/20	775,000	845
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	820,000	822
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,255
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	310,000	345
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,305
Huntsman International LLC, 8.625%, 3/15/20	310,000	338
JMC Steel Group, 8.25%, 3/15/18 144A	305,000	310
LBI Escrow Corp., 8.00%, 11/1/17 144A	582,000	647
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	300,000	301
Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	970,000	965
Momentive Performance Materials, Inc., 9.00%, 1/15/21	615,000	627
Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	640
NewPage Corp., 10.00%, 5/1/12	1,870,000	561

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	109

High Yield Bond Portfolio

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
NewPage Corp., 11.375%, 12/31/14	2,040,000	1,902
Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,437
Omnova Solutions, Inc., 7.875%, 11/1/18 144A	310,000	298
Patriot Coal Corp., 8.25%, 4/30/18	780,000	807
Polymer Group, Inc., 7.75%, 2/1/19 144A	310,000	311
Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	914
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	1,330,000	1,244
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	205,000	200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	1,340,000	1,330
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 10/15/16 144A	905,000	943
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	615,000	607
Severstal Columbus LLC, 10.25%, 2/15/18	940,000	1,039
Thompson Creek Metals Co., 7.375%, 6/1/18 144A	305,000	299
TPC Group LLC, 8.25%, 10/1/17 144A	490,000	508
United States Steel Corp., 7.375%, 4/1/20	930,000	956
Vedanta Resources PLC, 8.25%, 6/7/21 144A	925,000	932
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19 144A	430,000	383
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	245,000	254

Total		34,510

Builders/Building Materials (2.3%)
Associated Materials LLC, 9.125%, 11/1/17 144A	615,000	614
Building Materials Corp. of America, 6.75%, 5/1/21 144A	905,000	910

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Builders/Building Materials continued
Cemex Finance LLC, 9.50%, 12/14/16 144A	565,000	584
Cemex SAB de CV, 9.00%, 1/11/18 144A	310,000	315
KB Home, 7.25%, 6/15/18	610,000	551
KB Home, 9.10%, 9/15/17	720,000	729
Lennar Corp., 6.95%, 6/1/18	1,625,000	1,576
Nortek, Inc., 8.50%, 4/15/21 144A	905,000	837
Ply Gem Industries, Inc., 8.25%, 2/15/18 144A	305,000	289
Standard Pacific Corp., 8.375%, 5/15/18	615,000	610
Texas Industries, Inc., 9.25%, 8/15/20	615,000	595
Vulcan Materials Co., 7.50%, 6/15/21	750,000	749

Total		8,359

Capital Goods (1.6%)
Calcipar SA, 6.875%, 5/1/18 144A	305,000	306
Case New Holland, Inc., 7.875%, 12/1/17 144A	1,015,000	1,117
The Manitowoc Co., Inc., 8.50%, 11/1/20	740,000	790
RSC Equipment Rental, 8.25%, 2/1/21	615,000	612
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	873,000	895
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	500,000	557
SPX Corp., 6.875%, 9/1/17 144A	615,000	658
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	1,012

Total		5,947

Consumer Products/Retailing (5.4%)
American Achievement Corp., 10.875%, 4/15/16 144A	310,000	279
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	1,110,000	1,124
Chinos Acquisition Corp., 8.125%, 3/1/19 144A	655,000	630
Hanesbrands, Inc., 6.375%, 12/15/20	615,000	597
Hanesbrands, Inc., 8.00%, 12/15/16	335,000	358
J.C. Penney Corp., Inc., 7.40%, 4/1/37	825,000	804

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	1,840,000	1,773
Levi Strauss & Co., 7.625%, 5/15/20	615,000	615
Limited Brands, Inc., 6.625%, 4/1/21	700,000	716
Limited Brands, Inc., 8.50%, 6/15/19	580,000	661
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	1,250,000	1,323
Phillips-Van Heusen Corp., 7.375%, 5/15/20	310,000	332
RadioShack Corp., 6.75%, 5/15/19 144A	485,000	467
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	726
Rite Aid Corp., 7.50%, 3/1/17	377,000	374
Rite Aid Corp., 9.375%, 12/15/15	540,000	504
Rite Aid Corp., 10.25%, 10/15/19	270,000	297
Rite Aid Corp., 10.375%, 7/15/16	470,000	499
Sears Holdings Corp., 6.625%, 10/15/18 144A	1,435,000	1,331
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	610,000	668
SUPERVALU, Inc., 7.50%, 11/15/14	1,005,000	1,005
SUPERVALU, Inc., 8.00%, 5/1/16	1,420,000	1,448
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	455,000	483
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	907
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	846
Toys R US, Inc.- Delaware, Inc., 7.375%, 9/1/16 144A	465,000	470
Visant Corp., 10.00%, 10/1/17	615,000	636

Total		19,873

Energy (11.8%)
ATP Oil & Gas Corp., 11.875%, 5/1/15	925,000	939
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	430,000	443
Chaparral Energy, Inc., 8.25%, 9/1/21	615,000	620
Chesapeake Energy Corp., 6.125%, 2/15/21	490,000	496
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	818

The Accompanying Notes are an Integral Part of the Financial Statements.

110	High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	661
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	725,000	700
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	989
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	620
Concho Resources, Inc., 7.00%, 1/15/21	615,000	637
Connacher Oil and Gas, Ltd., 8.50%, 8/1/19 144A	1,210,000	1,150
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	815,000	868
Denbury Resources, Inc., 8.25%, 2/15/20	747,000	814
El Paso Corp., 7.25%, 6/1/18	590,000	663
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,274
Energy Partners, Ltd., 8.25%, 2/15/18 144A	370,000	350
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,675
EXCO Resources, Inc., 7.50%, 9/15/18	615,000	598
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	735,000	742
Forest Oil Corp., 7.25%, 6/15/19	725,000	739
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,123
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,010
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21 144A	820,000	820
James River Escrow, Inc., 7.875%, 4/1/19 144A	250,000	248
Key Energy Services, Inc., 6.75%, 3/1/21	305,000	305
Linn Energy LLC/ Linn Energy Finance Corp., 6.50%, 5/15/19 144A	755,000	747
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	627
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	310,000	326
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	1,310,000	1,333

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	1,560,000	1,638
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	170,000	185
	Offshore Group Investments, Ltd., 11.50%, 8/1/15	465,000	506
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	1,695,000	1,743
	Oil States International, Inc., 6.50%, 6/1/19 144A	605,000	608
(d)	OPTI Canada, Inc., 7.875%, 12/15/14	620,000	254
(d)	OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	683
	Petrohawk Energy Corp., 7.25%, 8/15/18	925,000	949
	Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	492
	Petrohawk Energy Corp., 10.50%, 8/1/14	360,000	405
	Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	850
	Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	700
	Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	812
	QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,192
	Range Resources Corp., 5.75%, 6/1/21	725,000	712
	Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	681
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	920,000	931
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	479
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	999
	SESI LLC, 6.375%, 5/1/19 144A	965,000	955
	SESI LLC, 6.875%, 6/1/14	1,145,000	1,159
	SM Energy Co., 6.625%, 2/15/19 144A	305,000	306
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	375,000	392
	Swift Energy Co., 8.875%, 1/15/20	900,000	963
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	957

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Venoco, Inc., 8.875%, 2/15/19 144A	740,000	740
	W&T Offshore, Inc., 8.50%, 6/15/19 144A	905,000	916

	Total		43,542

	Financials (7.9%)
	Ally Financial, Inc., 7.50%, 9/15/20	925,000	967
	Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,199
	Ally Financial, Inc., 8.00%, 11/1/31	1,429,000	1,535
	American General Finance Corp., 5.40%, 12/1/15	830,000	759
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15 144A	327,324	327
	CIT Group, Inc., 7.00%, 5/2/16 144A	1,440,000	1,435
	CIT Group, Inc., 7.00%, 5/2/17 144A	2,270,000	2,264
	E*TRADE Financial Corp., 0.00%, 8/31/19	1,040,000	1,388
	E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	593
	E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,327
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	421
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	979
	International Automotive Components Group S.L., 9.125%, 6/1/18 144A	300,000	307
	International Lease Finance Corp., 5.75%, 5/15/16	660,000	650
	International Lease Finance Corp., 6.25%, 5/15/19	660,000	645
	International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,418
	International Lease Finance Corp., 8.625%, 9/15/15	1,235,000	1,338
	International Lease Finance Corp., 8.75%, 3/15/17	2,535,000	2,773
	International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,017
	JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,203
	NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,266

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	111

High Yield Bond Portfolio

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Regions Financial Corp., 7.75%, 11/10/14	820,000	869
	SLM Corp., 8.00%, 3/25/20	965,000	1,036
	SLM Corp., 8.45%, 6/15/18	970,000	1,065
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	973
	Wells Fargo & Co., 7.98%, 3/29/49	560,000	605

	Total		29,359

	Foods (3.1%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	615,000	621
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	920,000	925
(c)	Bumble Bee Holdco SCA, 9.625%, 3/15/18 144A	305,000	278
	Constellation Brands, Inc., 7.25%, 9/1/16	635,000	694
	Cott Beverages, Inc., 8.125%, 9/1/18	615,000	644
	Cott Beverages, Inc., 8.375%, 11/15/17	905,000	948
	Dean Foods Co., 7.00%, 6/1/16	820,000	812
	Dean Foods Co., 9.75%, 12/15/18 144A	820,000	871
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	707
	Dole Food Co., Inc., 13.875%, 3/15/14	399,000	478
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	965,000	984
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	1,450,000	1,410
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	1,435,000	1,327
	Smithfield Foods, Inc., 10.00%, 7/15/14	254,000	295
	TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	531

	Total		11,525

	Gaming/Leisure/Lodging (4.6%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	960
	AMC Entertainment, Inc., 9.75%, 12/1/20 144A	980,000	1,002
	Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	1,205,000	1,243
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,641
	The Geo Group, Inc., 6.625%, 2/15/21 144A	460,000	456
	The Geo Group, Inc., 7.75%, 10/15/17	620,000	657

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Harrah’s Operating Co., 10.00%, 12/15/18	933,000	842
	Harrah’s Operating Co., 11.25%, 6/1/17	1,650,000	1,821
	The Hertz Corp., 6.75%, 4/15/19 144A	800,000	792
	Host Hotels & Resorts, Inc., 5.875%, 6/15/19 144A	180,000	180
	MGM Resorts International, 7.50%, 6/1/16	1,090,000	1,035
	MGM Resorts International, 9.00%, 3/15/20	745,000	816
	MGM Resorts International, 11.125%, 11/15/17	730,000	834
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	310,000	327
	Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	593
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	340,000	365
	Regal Entertainment Group, 9.125%, 8/15/18	730,000	756
	Scientific Games International, Inc., 9.25%, 6/15/19	340,000	367
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	310
	Speedway Motorsports, Inc., 6.75%, 2/1/19	430,000	429
	Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	734
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	310,000	337
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	545

	Total		17,042

	Health Care/Pharmaceuticals (7.3%)
	Accellent, Inc., 8.375%, 2/1/17	755,000	780
	Alere, Inc., 8.625%, 10/1/18	925,000	944
	AMGH Merger Sub, Inc, 9.25%, 11/1/18 144A	245,000	258
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	485,000	502
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	680,000	708
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,609

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	365,000	385
	CDRT Merger Sub, Inc., 8.125%, 6/1/19 144A	485,000	485
	Centene Corp., 5.75%, 6/1/17	425,000	417
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,210,000	1,246
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	340,000	349
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	605,000	614
	Gentiva Health Services, Inc., 11.50%, 9/1/18	615,000	649
	Giant Funding Corp., 8.25%, 2/1/18 144A	740,000	771
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	1,230,000	1,276
	HCA, Inc., 7.25%, 9/15/20	415,000	446
	HCA, Inc., 7.875%, 2/15/20	680,000	738
	HCA, Inc., 8.50%, 4/15/19	680,000	751
	HCA, Inc., 9.25%, 11/15/16	529,000	561
(c)	HCA, Inc., 9.625%, 11/15/16	1,339,000	1,424
	HCA, Inc., 9.875%, 2/15/17	87,000	97
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,152
	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19 144A	965,000	953
	Kindred Escrow Corp., 8.25%, 6/1/19 144A	545,000	542
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21 144A	725,000	712
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	925,000	940
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	332
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	185,000	203
	Patheon, Inc., 8.625%, 4/15/17 144A	645,000	653
	Service Corp. International, 7.00%, 5/15/19	430,000	453
	Service Corp. International, 8.00%, 11/15/21	225,000	244
	Tenet Healthcare Corp., 8.875%, 7/1/19	930,000	1,027

The Accompanying Notes are an Integral Part of the Financial Statements.

112	High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,033
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	245,000	240
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	820,000	804
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	450,000	456
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	970,000	1,002
Vanguard Health Systems, Inc., 0.00%, 2/1/16	925,000	609
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	655,000	661

Total		27,026

Media (10.6%)
AMC Networks, Inc., 7.75%, 7/15/21 144A	300,000	313
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	245,000	253
Cablevision Systems Corp., 7.75%, 4/15/18	615,000	656
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,448
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,510,000	1,489
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	490,000	503
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,025,000	1,056
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	855
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	358
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	2,220,000	2,309
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	865,000	943
CSC Holdings LLC, 8.625%, 2/15/19	445,000	502
CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,901

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Media continued
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	492
	DISH DBS Corp., 6.75%, 6/1/21 144A	1,210,000	1,240
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,382
	DISH DBS Corp., 7.875%, 9/1/19	2,195,000	2,368
	EH Holding Corp., 6.50%, 6/15/19 144A	965,000	982
	EH Holding Corp., 7.625%, 6/15/21 144A	605,000	617
	Entravision Communications Corp., 8.75%, 8/1/17	310,000	321
	Gannett Co., Inc., 7.125%, 9/1/18 144A	410,000	412
	Gannett Co., Inc., 9.375%, 11/15/17	505,000	555
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	800,000	878
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	1,050,000	1,042
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	770,000	766
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	2,330,000	2,315
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,081
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	800,000	848
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	1,935,000	2,080
	Lamar Media Corp., 6.625%, 8/15/15	275,000	278
	The McClatchy Co., 11.50%, 2/15/17	625,000	664
	Media General, Inc., 11.75%, 2/15/17	830,000	807
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	475,000	501
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	605,000	635
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	256,000	300
	QVC, Inc., 7.375%, 10/15/20 144A	410,000	432
	QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,622
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	360,000	360
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,673

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	820
	Virgin Media Finance PLC., 8.375%, 10/15/19	675,000	753
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	310,000	324

	Total		39,134

	Other Holdings (0.0%)
	General Motors Co. Escrow, 7.20%, 1/15/12	380,000	9
	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	79

	Total		88

	Real Estate (0.2%)
	DuPont Fabros Technology LP, 8.50%, 12/15/17	560,000	612

	Total		612

	Services (0.7%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	300,000	305
	EnergySolutions, 10.75%, 8/15/18	310,000	327
	Great Lakes Dredge & Dock Co., 7.375%, 2/1/19 144A	310,000	305
	Mobile Mini, Inc., 7.875%, 12/1/20	615,000	634
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	455,000	452
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	689

	Total		2,712

	Technology (5.3%)
	Amkor Technology, Inc., 6.625%, 6/1/21 144A	965,000	929
	Avaya, Inc., 7.00%, 4/1/19 144A	920,000	890
	CommScope, Inc., 8.25%, 1/15/19 144A	615,000	633
	First Data Corp., 7.375%, 6/15/19 144A	870,000	877
	First Data Corp., 8.25%, 1/15/21 144A	1,335,000	1,308
	First Data Corp., 9.875%, 9/24/15	1,520,000	1,562
(c)	First Data Corp., 10.55%, 9/24/15	1,153,192	1,196
	Freescale Semiconductor, Inc., 8.05%, 2/1/20 144A	965,000	970

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	113

High Yield Bond Portfolio

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,228
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,250,000	1,388
Iron Mountain, Inc., 8.00%, 6/15/20	470,000	486
MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	1,230,000	1,215
Sanmina-SCI Corp., 7.00%, 5/15/19 144A	305,000	288
Seagate HDD Cayman, 6.875%, 5/1/20 144A	735,000	730
Seagate HDD Cayman, 7.00%, 11/1/21 144A	485,000	485
Seagate HDD Cayman, 7.75%, 12/15/18 144A	1,230,000	1,292
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,050
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	934
Travelport LLC, 9.875%, 9/1/14	530,000	488
West Corp., 7.875%, 1/15/19 144A	820,000	795
West Corp., 8.625%, 10/1/18 144A	615,000	621
West Corp., 11.00%, 10/15/16	415,000	440

Total		19,805

Telecommunications (9.5%)
Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	663
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,055,000	1,002
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	3,035,000	3,245
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/17 144A	725,000	760
Cricket Communications, Inc., 7.75%, 10/15/20 144A	1,450,000	1,417
Cricket Communications, Inc., 7.75%, 10/15/20	1,845,000	1,808
Cricket Communications, Inc., 10.00%, 7/15/15	920,000	991
Digicel Group, Ltd., 8.25%, 9/1/17 144A	450,000	467
Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,356
Frontier Communications Corp., 8.125%, 10/1/18	610,000	663

	Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Frontier Communications Corp., 8.25%, 4/15/17	620,000	674
	Frontier Communications Corp., 8.50%, 4/15/20	825,000	899
	Frontier Communications Corp., 8.75%, 4/15/22	825,000	899
	Frontier Communications Corp., 9.00%, 8/15/31	805,000	825
	GCI, Inc., 8.625%, 11/15/19	1,130,000	1,237
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,124
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	595,000	630
	Nextel Communications, Inc., 6.875%, 10/31/13	890,000	896
	NII Capital Corp., 7.625%, 4/1/21	565,000	590
	NII Capital Corp., 8.875%, 12/15/19	540,000	596
	PAETEC Holding Corp., 8.875%, 6/30/17	450,000	473
	SBA Telecommunications, Inc., 8.00%, 8/15/16	680,000	723
	SBA Telecommunications, Inc., 8.25%, 8/15/19	475,000	508
	Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,684
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,563
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,373
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	920,000	957
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	1,314
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	989,268	1,140
	Windstream Corp., 7.00%, 3/15/19	680,000	687
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,723
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,141

	Total		35,028

	Transportation (0.5%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	618
	Florida East Coast Railway Corp., 8.125%, 2/1/17 144A	370,000	382
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	521

Bonds (91.6%)	Shares/ $ Par	Value $ (000’s)

Transportation continued
Teekay Corp., 8.50%, 1/15/20	250,000	258

Total		1,779

Utilities (5.6%)
The AES Corp., 7.375%, 7/1/21 144A	725,000	736
The AES Corp., 7.75%, 10/15/15	1,495,000	1,596
The AES Corp., 8.00%, 10/15/17	585,000	620
The AES Corp., 8.00%, 6/1/20	1,170,000	1,246
Calpine Corp., 7.50%, 2/15/21 144A	925,000	943
Calpine Corp., 7.875%, 7/31/20 144A	1,300,000	1,359
Dynegy Holdings, Inc., 7.50%, 6/1/15	615,000	501
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	593
Dynegy Holdings, Inc., 8.375%, 5/1/16	885,000	708
Edison Mission Energy, 7.00%, 5/15/17	1,155,000	936
Edison Mission Energy, 7.20%, 5/15/19	1,361,000	1,082
Edison Mission Energy, 7.50%, 6/15/13	630,000	634
Edison Mission Energy, 7.75%, 6/15/16	1,435,000	1,291
Elwood Energy LLC, 8.159%, 7/5/26	1,238,825	1,226
Energy Future Holdings Corp., 10.00%, 1/15/20	820,000	870
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	690,000	736
Homer City Funding LLC, 8.137%, 10/1/19	457,600	419
Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	584
NRG Energy, Inc., 7.375%, 1/15/17	461,000	483
NRG Energy, Inc., 7.625%, 1/15/18 144A	615,000	617
NRG Energy, Inc., 7.625%, 5/15/19 144A	1,210,000	1,204
NRG Energy, Inc., 8.25%, 9/1/20	1,235,000	1,260
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	691
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	665,000	402

Total		20,737

Total Bonds (Cost: $324,636)		338,855

The Accompanying Notes are an Integral Part of the Financial Statements.

114	High Yield Bond Portfolio

High Yield Bond Portfolio

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)

Energy (1.4%)
E. I. Dupont De Nemours, 0.15%, 7/6/11	5,000,000	5,000

Total		5,000

Oil and Gas (1.0%)
Devon Energy Corp., 0.15%, 7/1/11	3,700,000	3,700

Total		3,700

Restaurants (1.4%)
Darden Restaurants, Inc., 0.24%, 7/1/11	5,000,000	5,000

Total		5,000

Short Term Business Credit (1.3%)
Atlantic Asset Securitization LLC, 0.16%, 7/21/11	5,000,000	4,999

Total		4,999

Total Short-Term Investments
(Cost: $18,699)		18,699

Total Investments (98.4%)
(Cost: $349,859)(a)		364,103

Other Assets, Less
Liabilities (1.6%)		5,742

Net Assets (100.0%)		369,845

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $138,942 representing 37.6% of the net assets.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $349,859 and the net unrealized appreciation of investments based on that cost was $14,244 which is comprised of $20,723 aggregate gross unrealized appreciation and $6,479 aggregate gross unrealized depreciation.

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(l)	As of June 30, 2011 portfolio securities with an aggregate value of $88 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	115

High Yield Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,359	$-	$-
Preferred Stocks	-	4,190	-
Corporate Bonds	-	338,767	88
Short-Term Investments	-	18,699	-
Other Financial Instruments^	-	-	-
Total	$2,359	$361,656	$88

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2011, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

116	High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,032.20	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.20

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Sector Bond Portfolio	117

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Convertible Corporate Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (0.4%)
	Transocean, Inc., 1.50%, 12/15/37	800,000	795

	Total Convertible Corporate Bonds (Cost: $774)		795

	Corporate Bonds (67.3%)

	Aerospace/Defense (1.4%)
	American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	97,953	113
	American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	200,000	195
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	952,000	977
	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	285,575	308
	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	100,000	97
	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	280,449	306
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	369,141	421
	Waha Aerospace BV, 3.925%, 7/28/20 144A	285,000	289

	Total		2,706

	Autos/Vehicle Parts (2.0%)
	ArvinMeritor, Inc., 8.125%, 9/15/15	165,000	172
	ArvinMeritor, Inc., 8.75%, 3/1/12	22,000	23
	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	972
	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	209
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	439
(k)	Ford Motor Credit Co. LLC, 8.70% , 10/1/14	1,800,000	2,015
	Oshkosh Corp., 8.50%, 3/1/20	100,000	108

	Total		3,938

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Banking (17.5%)
	Abbey National Treasury Services PLC, 1.854%, 4/25/14	600,000	596
	ABN Amro Bank NV, 2.043%, 1/30/14 144A	600,000	612
	Ally Financial, Inc., 3.647%, 6/20/14	1,000,000	978
(k)	Banco Bradesco SA, 2.361%, 5/16/14 144A	1,000,000	1,013
	Banco do Brasil SA, 1.965%, 2/15/13	300,000	300
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	215
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	102
(k)	Banco Santander Brasil SA, 0.00%, 7/13/11 144A	1,800,000	1,799
	Banco Santander Brasil SA, 2.347%, 3/18/14 144A	400,000	402
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	800,000	802
	Banco Votorantim SA, 5.25%, 2/11/16 144A	400,000	406
(k)	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,581
	Bank of America Corp., 5.75%, 12/1/17	700,000	744
	Bank of America Corp., 7.375%, 5/15/14	200,000	225
	Bank of America Corp., 8.00%, 12/29/49	600,000	627
	Bank of America Corp., 8.125%, 12/29/49	200,000	209
	Barclays Bank PLC, 5.926%, 12/15/49 144A	200,000	186
	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	703
(k)	BBVA Bancomer SA, 4.50%, 3/10/16 144A	1,100,000	1,119
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	1,700,000	2,019
	BPCE SA, 2.018%, 2/7/14 144A	300,000	302
(k)	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,227
	The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	706
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	184

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	253
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	450
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	465
	HBOS PLC, 0.446%, 9/30/16	300,000	272
	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	782
	ICICI Bank, Ltd., 5.50%, 3/25/15	400,000	420
	ICICI Bank, Ltd., 5.75%, 11/16/20 144A	100,000	98
	ICICI Bank, Ltd., 5.75%, 11/16/20	500,000	487
(k)	Intesa Sanpaolo SpA, 2.658%, 2/24/14 144A	1,600,000	1,596
	JPMorgan Chase & Co., 7.90%, 4/29/49	600,000	644
	Lloyds TSB Bank PLC, 4.375%, 1/12/15 144A	200,000	203
(k)	Lloyds TSB Bank PLC, 4.875%, 1/21/16	1,100,000	1,125
	Lloyds TSB Bank PLC, 5.80%, 1/13/20 144A	900,000	901
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	600,000	600
(k)	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,660
	Morgan Stanley, 5.95%, 12/28/17	200,000	215
	Morgan Stanley, 6.00%, 4/28/15	500,000	542
	Rabobank Nederland NV, 11.00%, 6/30/49 144A	200,000	255
(k)	Regions Financial Corp., 0.417%, 6/26/12	1,300,000	1,263
(k)	The Royal Bank of Scotland Group PLC, 4.875%, 3/16/15	1,300,000	1,349
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	900,000	923
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	541
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	115
	SB Capital SA, 5.40%, 3/24/17	500,000	519

The Accompanying Notes are an Integral Part of the Financial Statements.

118	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	SB Capital SA, 5.499%, 7/7/15	300,000	318
	State Bank of India/London, 4.50%, 7/27/15 144A	300,000	308
	Turkiye Garanti Bankasi AS, 2.774%, 4/20/16 144A	200,000	198
	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	110
	Wells Fargo & Co., 7.98%, 3/29/49	600,000	648
	Wells Fargo Capital XIII, 7.70%, 12/29/49	600,000	612

	Total		34,929

	Basic Materials (3.1%)
	Berry Plastics Corp., 5.028%, 2/15/15	300,000	296
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	422
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	105
	CONSOL Energy, Inc., 8.25%, 4/1/20	500,000	545
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	106
	CSN Resources SA, 6.50%, 7/21/20	200,000	213
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	161
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	100,000	104
	LBI Escrow Corp., 8.00%, 11/1/17 144A	243,000	270
(k)	Lyondell Chemical Co., 11.00%, 5/1/18	900,000	1,008
	Noble Group, Ltd., 4.875%, 8/5/15 144A	200,000	209
	Noble Group, Ltd., 4.875%, 8/5/15	200,000	209
	Noble Group, Ltd., 6.625%, 8/5/20 144A	300,000	307
	Noble Group, Ltd., 6.75%, 1/29/20 144A	700,000	735
	Noble Group, Ltd., 6.75%, 1/29/20	200,000	210
(c)	Noranda Aluminum Acquisition Corp., 4.417%, 5/15/15	600,000	569
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	300,000	298

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	317

	Total		6,084

	Beverage/Bottling (0.2%)
	Pernod Ricard SA, 5.75%, 4/7/21 144A	400,000	418

	Total		418

	Builders/Building Materials (0.8%)
	Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	153
	Cemex Finance LLC, 9.50%, 12/14/16 144A	900,000	930
	Corporacion GEO SAB de CV, 8.875%, 9/25/14	100,000	107
	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	214
	Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	109

	Total		1,513

	Cable/Media/Broadcasting/Satellite (2.4%)
(k)	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	1,025,000	1,066
	Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	341
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	108
	CSC Holdings LLC, 8.50%, 4/15/14	300,000	332
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	225
	CSC Holdings, Inc., 7.875%, 2/15/18	400,000	437
	DISH DBS Corp., 7.125%, 2/1/16	325,000	343
	EchoStar DBS Corp., 7.75%, 5/31/15	700,000	758
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	100,000	110
	Quebecor Media, Inc., 7.75%, 3/15/16	700,000	723
	Warner Music Group Corp., 9.50%, 6/15/16	300,000	317

	Total		4,760

	Consumer Products/Retailing (0.2%)
	Jarden Corp., 6.125%, 11/15/22	100,000	99

Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	219

Total		318

Containers (0.3%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 10/15/16 144A	600,000	626

Total		626

Electric Utilities (0.8%)
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	453
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	226
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	105
Entergy Corp., 3.625%, 9/15/15	100,000	102
Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	220
Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	99
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	110
NV Energy, Inc., 6.25%, 11/15/20	200,000	210

Total		1,525

Energy (1.0%)
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	200,000	193
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	103
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	109
Harvest Operations Corp., 6.875%, 10/1/17 144A	100,000	103
Indo Energy Finance BV, 7.00%, 5/7/18 144A	200,000	206
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21 144A	100,000	104
Majapahit Holding BV, 7.25%, 6/28/17	100,000	113
Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	117

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	119

Multi-Sector Bond Portfolio

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	117
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	118
	Oil States International, Inc., 6.50%, 6/1/19 144A	200,000	201
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	103
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	200,000	203
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	106
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	100,000	110

	Total		2,006

	Financials (1.5%)
(k)	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,194
	CIT Group, Inc., 7.00%, 5/1/14	948,042	960
	CIT Group, Inc., 7.00%, 5/1/15	800,000	801
	Usiminas Commercial, Ltd., 7.25%, 1/18/18 144A	100,000	112

	Total		3,067

	Gas Pipelines (0.9%)
	El Paso Corp., 7.00%, 6/15/17	325,000	368
	El Paso Corp., 7.875%, 6/15/12	100,000	105
	El Paso Corp., 8.25%, 2/15/16	100,000	118
(b)	El Paso Corp., 12.00%, 12/12/13	800,000	966
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	200,000	224
	Selectica, 8.75%, 11/15/15	500,000	–

	Total		1,781

	Health Care/Pharmaceuticals (3.8%)
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	103
	Biomet, Inc., 10.00%, 10/15/17	548,000	597
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	331
	Biomet, Inc., 11.625%, 10/15/17	200,000	222
(k)	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,299
(k)	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,575,000	1,622

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	DaVita, Inc., 6.375%, 11/1/18	400,000	405
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	50,000	51
	HCA, Inc., 7.875%, 2/15/20	300,000	326
	HCA, Inc., 8.50%, 4/15/19	400,000	442
	HCA, Inc., 9.25%, 11/15/16	860,000	913
(c)	HCA, Inc., 9.625%, 11/15/16	100,000	106
	HCA, Inc., 9.875%, 2/15/17	130,000	145
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	109
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	300,000	329
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	593

	Total		7,593

	Independent Finance (5.3%)
	Ally Financial, Inc., 3.466%, 2/11/14	800,000	786
	Ally Financial, Inc., 6.625%, 5/15/12	400,000	408
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	427
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	335
	American International Group, Inc., 5.05%, 10/1/15	300,000	313
	American International Group, Inc., 5.60%, 10/18/16	200,000	209
(b)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,511
	Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	209
(b)	Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	400,000	436
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	205
	Ineos Finance PLC, 9.00%, 5/15/15 144A	500,000	525
	International Lease Finance Corp., 5.40%, 2/15/12	700,000	709
	LBG Capital No.1 PLC, 8.50%, 12/17/49	660,000	623
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	188,273	161

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Independent Finance continued
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	280
	TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	442
	TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	217
	TNK-BP Finance SA, 7.50%, 3/13/13	600,000	650
	TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	115
	TNK-BP Finance SA, 7.875%, 3/13/18	500,000	574
	Vnesheconombank Via VEB Finance, Ltd., 6.80%, 11/22/25	100,000	102
	Vnesheconombank Via VEB Finance, Ltd., 6.902%, 7/9/20	400,000	423

	Total		10,660

	Industrial - Other (0.0%)
	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	96

	Total		96

	Metals/Mining (2.8%)
	Alcoa, Inc., 6.75%, 7/15/18	200,000	221
(b)	Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	544
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	98
	ArcelorMittal, 7.00%, 10/15/39	100,000	101
	CSN Islands IX Corp., 10.00%, 1/15/15	200,000	238
	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	764
	Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	222
	Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	666
	Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	813
	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	189
	Peabody Energy Corp., 6.50%, 9/15/20	200,000	215
	Steel Dynamics, Inc., 7.375%, 11/1/12	900,000	950
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	398
	Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	109

	Total		5,528

The Accompanying Notes are an Integral Part of the Financial Statements.

120	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (9.0%)
	Anadarko Finance Co., 7.50%, 5/1/31	100,000	116
	Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	338
	Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	344
	Continental Resources, Inc., 7.125%, 4/1/21	100,000	105
	Ecopetrol SA, 7.625%, 7/23/19	720,000	862
	Gaz Capital SA, 7.288%, 8/16/37	700,000	763
	Gazprom OAO, 5.625%, 7/22/13	55,497	57
(k)	Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,247
(k)	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,060
(k)	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,145
	KazMunaiGaz Finance Sub BV, 6.375%, 4/9/21 144A	900,000	953
	KazMunaiGaz Finance Sub BV, 7.00%, 5/5/20 144A	300,000	330
	KazMunaiGaz Finance Sub BV, 8.375%, 7/2/13	300,000	327
	KazMunaiGaz Finance Sub BV, 11.75%, 1/23/15	700,000	870
	Nakilat, Inc., 6.067%, 12/31/33	200,000	206
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	319
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	106
(k)	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,579
	Petrobras International Finance Co., 5.375%, 1/27/21	200,000	205
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	646
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	279
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	77
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	69
	Petroleos de Venezuela SA, 8.50%, 11/2/17	100,000	74
(k)	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,613
(k)	Petroleos Mexicanos, 8.00%, 5/3/19	1,000,000	1,233

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Pride International, Inc., 8.50%, 6/15/19	500,000	630
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.298%, 9/30/20	460,850	491
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	300,000	345
(b)	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,022
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	100,091	106
	TransCapitalInvest, Ltd., 7.70%, 8/7/13	200,000	222
	TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	209

	Total		17,948

	Other Finance (4.2%)
	Banque PSA Finance, 2.146%, 4/4/14 144A	1,000,000	998
(b)	Banque PSA Finance, 4.375%, 4/4/16 144A	1,000,000	1,020
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	252
	CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 144A	100,000	91
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	97,430	115
	Lazard Group LLC, 6.85%, 6/15/17	300,000	331
	RCI Banque SA, 2.155%, 4/11/14 144A	900,000	902
	RCI Banque SA, 4.60%, 4/12/16 144A	500,000	511
(b)	SLM Corp., 5.00%, 4/15/15	1,100,000	1,106
(b)	SLM Corp., 6.25%, 1/25/16	1,900,000	1,971
	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	96,542	98
	Toll Brothers Finance Corp., 5.15%, 5/15/15	900,000	925

	Total		8,320

	Paper and Forest Products (0.7%)
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	342
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	422
	Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	119
	Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	379

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Paper and Forest Products continued
(b)	Sino-Forest Corp., 6.25%, 10/21/17 144A	192,000	86

	Total		1,348

	Property and Casualty Insurance (0.0%)
	Hanover Insurance Group, 6.375%, 6/15/21	100,000	99

	Total		99

	Railroads (0.1%)
	Kazakhstan Temir Zholy Finance BV, 6.375%, 10/6/20 144A	200,000	214

	Total		214

	Real Estate Investment Trusts (0.4%)
	Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	206
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	400,000	413
	Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	158

	Total		777

	Services (0.3%)
	ARAMARK Corp., 3.773%, 2/1/15	250,000	243
	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	215
	Pearson PLC, 5.50%, 5/6/13 144A	100,000	107

	Total		565

	Technology (0.2%)
	Audatex North America, Inc., 6.75%, 6/15/18 144A	100,000	100
	SunGard Data Systems, Inc., 10.625%, 5/15/15	300,000	325

	Total		425

	Telecommunications (2.8%)
(b)	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,300,000	1,401
	Frontier Communications Corp., 7.125%, 3/15/19	125,000	128
	Frontier Communications Corp., 7.875%, 4/15/15	100,000	108

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	121

Multi-Sector Bond Portfolio

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	195
(b)	Qwest Corp., 7.25%, 9/15/25	500,000	518
	Qwest Corp., 7.625%, 6/15/15	100,000	113
	Sprint Capital Corp., 8.375%, 3/15/12	600,000	624
	Telesat Canada/Telesat LLC, 11.00%, 11/1/15	300,000	328
	tw telecom holdings, inc., 8.00%, 3/1/18	600,000	640
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 144A	200,000	206
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	300,000	340
	Windstream Corp., 7.875%, 11/1/17	100,000	106
	Windstream Corp., 8.125%, 8/1/13	600,000	651
	Windstream Corp., 8.625%, 8/1/16	300,000	312

	Total		5,670

	Tobacco (1.1%)
	Altria Group, Inc., 9.70%, 11/10/18	700,000	920
	Altria Group, Inc., 10.20%, 2/6/39	800,000	1,147
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	58

	Total		2,125

	Transportation (0.4%)
	DP World, Ltd., 6.85%, 7/2/37	200,000	191
	RZD Capital, Ltd., 5.739%, 4/3/17	600,000	637

	Total		828

	Utilities (1.2%)
	The AES Corp., 7.75%, 3/1/14	700,000	756
	The AES Corp., 8.00%, 10/15/17	100,000	106
	The AES Corp., 8.00%, 6/1/20	300,000	319
	Calpine Corp., 7.25%, 10/15/17 144A	200,000	203
	NRG Energy, Inc., 7.375%, 1/15/17	1,030,000	1,079

	Total		2,463

	Corporate Bonds (67.3%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign (2.9%)
	Brazilian Government International Bond, 8.25%, 1/20/34	200,000	275
(b)	Brazilian Government International Bond, 8.875%, 4/15/24	500,000	714
(b)	Colombia Government International Bond, 8.125%, 5/21/24	1,200,000	1,583
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	557
	Indonesia Government International Bond, 6.875%, 1/17/18	100,000	117
	Mexico Government International Bond, 6.05%, 1/11/40	200,000	213
	Mexico Government International Bond, 6.75%, 9/27/34	200,000	233
	Mexico Government International Bond, 8.30%, 8/15/31	100,000	138
	Peruvian Government International Bond, 7.35%, 7/21/25	800,000	977
	Qatar Government International Bond, 5.25%, 1/20/20 144A	200,000	213
	Russian Government International Bond, 7.50%, 3/31/30	326,970	385
	Turkey Government International Bond, 7.25%, 3/5/38	100,000	115
	Venezuela Government International Bond, 7.75%, 10/13/19	100,000	72
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	136

	Total		5,728

	Total Corporate Bonds (Cost: $128,407)		134,058

	Foreign Bonds (15.0%)

	Autos / Vehicle Parts (0.7%)
	Fiat Finance & Trade SA, 6.625%, 2/15/13	300,000	446
	Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	760
	Fiat Finance & Trade SA, 9.00%, 7/30/12	100,000	152

	Total		1,358

	Banking (3.6%)
	Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	720

Foreign Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 7.375%, 9/4/19	1,250,000	2,067
Morgan Stanley, 1.76%, 3/1/13	1,300,000	1,861
Royal Bank of Canada, 3.77%, 3/30/18	2,500,000	2,622

Total		7,270

Basic Materials (0.9%)
Grohe Holding GmbH, 5.471%, 9/15/17	100,000	145
Grohe Holdings GmbH, 4.202%, 1/15/14	157,000	226
Kinove German Bondco GmbH, 10.00%, 6/15/18 144A	400,000	603
Rhodia SA, 4.077%, 10/15/13	256,822	372
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	449

Total		1,795

Beverage/Bottling (0.1%)
OI European Group BV, 6.75%, 9/15/20	200,000	289

Total		289

Cable/Media/Broadcasting/Satellite (1.3%)
UPC Holding BV, 8.375%, 8/15/20	1,300,000	1,914
Ziggo Bond Co. BV, 8.00%, 5/15/18	500,000	745

Total		2,659

Energy (0.1%)
NXP BV/NXP Funding LLC, 4.077%, 10/15/13	77,393	111

Total		111

Finance Lessors (0.1%)
The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	168

Total		168

Governments (3.6%)
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	423
Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	451
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/12	265,000	168
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	2,603,000	1,512

The Accompanying Notes are an Integral Part of the Financial Statements.

122	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Foreign Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21	604,000	338
Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,761
Province of Ontario Canada, 4.20%, 3/8/18	700,000	769
Province of Quebec Canada, 4.50%, 12/1/18	600,000	666

Total		7,088

Independent Finance (2.1%)
Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	631
General Electric Capital Corp., 4.625%, 9/15/66	980,000	1,279
HeidelbergCement Finance BV, 7.50%, 10/31/14	600,000	937
HeidelbergCement Finance BV, 8.00%, 1/31/17	100,000	158
LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	861
LBG Capital No.1 PLC, 7.869%, 8/25/20	100,000	146
Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	140

Total		4,152

Other Finance (1.2%)
ING Groep NV, 5.14%, 3/17/49	600,000	804
IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	1,019
UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	549

Total		2,372

Property and Casualty Insurance (0.1%)
American International Group, Inc., 8.625%, 5/22/38	100,000	165

Total		165

Retail Food and Drug (0.1%)
Spirit Issuer PLC, 6.582%, 12/28/18	100,000	146

Total		146

Services (0.3%)
Franz Haniel & Cie GmbH, 6.75%, 10/23/14	400,000	627

Total		627

Foreign Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (0.5%)
EMF-NL BV, 2.132%, 4/17/41	300,000	361
Eurosail-NL BV, 2.082%, 10/17/40	252,389	336
Real Estate Capital No. 5 PLC, 1.049%, 7/25/16	193,002	291

Total		988

Telecommunications (0.3%)
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	400,000	679

Total		679

Total Foreign Bonds (Cost: $27,853)		29,867

Municipal Bonds (4.6%)

Municipal Bonds (4.6%)
Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	103
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	119
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	218
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	79
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	509
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	238
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	222
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	217
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	304

Municipal Bonds (4.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	108
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	236
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	65
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	64
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	73
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	311
Irvine Ranch California Water District, Series 2010, 6.622%, 5/1/40 GO	100,000	118
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	107
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	215
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	111
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	233
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	106
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	329

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	123

Multi-Sector Bond Portfolio

Municipal Bonds (4.6%)	Shares/ $ Par	Value $(000’s)

Municipal Bonds continued
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	303
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	526
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	104
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	218
North Texas Tollway Authority, Series 2010-B2, 8.91%, 2/1/30 RB	100,000	108
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	129
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	229
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,111
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	100
San Diego Redevelopment Agency, Series 2010- A, 7.625%, 9/1/30 TRAN	100,000	98
State of California, Series 2010, 7.60%, 11/1/40 GO	100,000	115
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	98
Tobacco Securitization Authority of Southern California, Series 2006-A1, 5.00%, 6/1/37 RB	100,000	69

Municipal Bonds (4.6%)	Shares/ $ Par	Value $(000’s)

Municipal Bonds continued
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,285,000	950
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	788
University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	103
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	105

Total Municipal Bonds (Cost: $9,021)		9,239

Structured Products (7.5%)

Structured Products (7.5%)
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	35,179	35
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	368
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.896%, 9/25/45	16,190	13
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.802%, 6/10/49	100,000	108
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.93%, 2/10/51	100,000	109
Banc of America Funding Corp., Series 2007-D, Class 14A, 0.416%, 6/20/47	300,000	221
Banc of America Funding Corp., Series 2007-6, Class A1, 0.476%, 7/25/37	254,720	168
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.275%, 11/20/35	507,652	391

Structured Products (7.5%)	Shares/ $ Par	Value $(000’s)

Structured Products continued
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1, 2.827%, 10/25/35	49,574	48
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.784%, 7/25/34	66,881	66
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.23%, 5/25/47	65,286	47
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 5.142%, 11/25/36	629,426	392
Bear Stearns Asset Backed Securities, Series 2006-HE10, Class 1A2, 0.386%, 12/25/36	100,000	59
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.736%, 10/25/34	773,578	741
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-BBA7, Class A2, 0.347%, 3/15/19 144A	500,000	499
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.853%, 6/11/40	261,377	270
CHL Mortgage Pass- Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	828,559	728
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.396%, 12/25/36	100,000	31
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.661%, 9/25/37	65,123	44
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.889%, 9/25/37	287,879	181
Countrywide Alternative Loan Trust, Series 2006- 0A17, Class 1A1A, 0.381%, 12/20/46	99,703	53
Countrywide Alternative Loan Trust, Series 2006- 0A9, Class 2A1A, 0.396%, 7/20/46	43,326	18

The Accompanying Notes are an Integral Part of the Financial Statements.

124	Multi-Sector Bond Portfolio

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Structured Products (7.5%)	Shares/ $ Par	Value $(000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.526%, 11/20/35	22,712	14
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.278%, 12/25/35	20,680	13
Countrywide Alternative Loan Trust, Series 2005- 79CB, Class A3, 5.50%, 1/25/36	984,092	710
Countrywide Alternative Loan Trust, Series 2004- 28CB, Class 5A1, 5.75%, 1/25/35	88,843	86
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	97,161	95
Countrywide Asset- Backed Certificates, Series 2005-17, Class 4A2A, 0.446%, 5/25/36	140,090	121
Countrywide Asset- Backed Certificates, Series 2006-4, Class 2A3, 0.476%, 7/25/36	100,000	37
Countrywide Asset- Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	252,090	241
Countrywide Asset- Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	47
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.456%, 10/25/35	5,709	6
Federal National Mortgage Association, Series 2003-W6, Class F, 0.536%, 9/25/42	77,779	78
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	87,151	89
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,103

Structured Products (7.5%)	Shares/ $ Par	Value $(000’s)

Structured Products continued
GSR Mortgage Loan Trust, Series 2005- AR6, Class 1A1, 2.794%, 9/25/35	58,412	56
GSR Mortgage Loan Trust, Series 2006- AR1, Class 2A1, 2.804%, 1/25/36	12,392	10
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	540,599	475
IndyMac Indx Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.426%, 7/25/35	6,548	4
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.725%, 10/25/34	96,145	89
J.P. Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.692%, 7/25/35	116,884	107
J.P. Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.823%, 6/25/37	377,087	347
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.693%, 3/26/37 144A	632,552	575
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.426%, 12/25/35	1,489,630	1,283
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.536%, 2/25/33	105,073	86
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 5.146%, 7/25/35	1,186,766	1,051
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.045%, 3/25/35	637,985	446
SLM Student Loan Trust, Series 2011-B, Class A3, 2.436%, 5/15/42 144A	100,000	98
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 12/15/44 144A	83,679	87

Structured Products (7.5%)	Shares/ $ Par	Value $(000’s)

Structured Products continued
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.306%, 10/25/36 144 A	12,669	13
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.316%, 6/25/37	247,530	241
Wachovia Bank Commercial Mortgage Trust, Series 2007- WHL8, Class A1, 0.267%, 6/15/20 144A	140,645	128
Wachovia Bank Commercial Mortgage Trust, Series 2006- WL7A, Class A1, 0.277%, 9/15/21 144A	407,809	393
WaMu Mortgage Pass- Through Certificates, Series 2007-0A1, Class A1A, 0.978%, 2/25/47	44,689	28
WaMu Mortgage Pass- Through Certificates, Series 2006-AR2, Class 1A1, 2.567%, 3/25/36	898,903	696
WaMu Mortgage Pass- Through Certificates, Series 2007-HY1, Class 4A1, 2.671%, 2/25/37	47,321	36
Wells Fargo Mortgage Backed Securities, Series 2005-14, Class 1A9, 5.50%, 12/25/35	108,973	109
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.739%, 4/25/36	417,753	338
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.748%, 7/25/36	844,772	666
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 3.149%, 7/25/36	14,123	11
Wells Fargo Mortgage Backed Securities Trust, Series 2007- AR8, Class A1, 6.088%, 11/25/37	452,271	367

Total Structured Products (Cost: $15,430)		14,970

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	125

Multi-Sector Bond Portfolio

	Purchased Options (0.0%)	Shares/ $ Par	Value $(000’s)

	Purchased Options (0.0%)
	Call - Chicago Board Of Trade 90 Day Euro $ Commodity Futures, Strike Price 99.37, 3/2012	38	9

	Total Purchased Options (Cost: $8)		9

	Short-Term Investments (3.4%)

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.08%, 7/6/11	300,000	300

	Total		300

	Government (0.2%)
(b)	US Treasury Bill, 0.03%, 9/15/11	52,000	52
(b)	US Treasury Bill, 0.03%, 9/22/11	112,000	112
(b)	US Treasury Bill, 0.16%, 7/28/11	320,000	320

	Total		484

	Repurchase Agreements (3.0%)
(k)	US Treasury Inflation Repurchase, 0.01%, dated 6/30/11, due 7/1/11, (collateralized by US Treasury Inflation Index Bond, 2.50%, 1/15/29, valued at $6,035,508, repurchase proceeds of $6,000,000)	6,000,000	6,000

	Total		6,000

	Total Short-Term Investments
	(Cost: $6,784)		6,784

	Total Investments (98.2%)
	(Cost: $188,277)(a)		195,722

	Other Assets, Less
	Liabilities (1.8%)		3,634

	Net Assets (100.0%)		199,356

The Accompanying Notes are an Integral Part of the Financial Statements.

126	Multi-Sector Bond Portfolio

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*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $41,708 representing 20.9% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $188,277 and the net unrealized appreciation of investments based on that cost was $7,445 which is comprised of $8,928 aggregate gross unrealized appreciation and $1,483 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at June 30, 2011, $18,100)	74	4/14	$(39)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at June 30, 2011, $18,055)	74	6/14	(41)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at June 30, 2011, $15,569)	63	3/13	(27)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at June 30, 2011, $15,531)	63	6/13	(31)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at June 30, 2011, $15,492)	63	9/13	(32)
Euro-BOBL Medium-Term Futures (Long) (Total Notional Value at June 30, 2011, $13,290)	78	9/11	57
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2011, $1,096)	9	9/11	(5)

(c)	PIK—Payment In Kind

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America, N.A.	AUD	3,270	7/11	$87		$-	$87
Buy	Barclays Bank PLC	BRL	3,580	8/11	37		-	37
Sell	UBS AG	BRL	3,580	8/11	-		(61)	(61)
Sell	Barclays Bank PLC	BRL	3,580	9/11	-		(35)	(35)
Sell	Royal Bank Of Canada	CAD	1,750	9/11	-		(36)	(36)
Buy	JP Morgan Chase Bank, N.A.	CNY	27,170	2/12	60		-	60
Sell	Barclays Bank PLC	CNY	4,625	2/12	-		- (m)	- (m)
Sell	HSBC Bank USA	CNY	16,828	2/12	-		(20)	(20)
Buy	JP Morgan Chase Bank, N.A.	EUR	4,489	8/11	47		-	47
Sell	Citibank, N.A.	EUR	684	7/11	17		-	17
Sell	Citibank, N.A.	EUR	17,715	8/11	-		(696)	(696)
Sell	Royal Bank of Scotland PLC	EUR	324	9/11	-		(6)	(6)
Sell	UBS AG	GBP	2,105	9/11	81		-	81
Sell	HSBC Bank USA	IDR	21,552,000	7/11	-		(97)	(97)
Buy	Barclays Bank PLC	INR	37,368	8/11	33		-	33
Buy	HSBC Bank USA	INR	3,191	8/11	-	(m)	-	- (m)
Buy	JP Morgan Chase Bank, N.A.	INR	47,663	8/11	10		-	10
Sell	Credit Suisse International	JPY	226,042	7/11	-		(108)	(108)
Buy	HSBC Bank USA	KRW	2,175,000	8/11	32		-	32
Buy	JP Morgan Chase Bank, N.A.	KRW	1,967,652	8/11	47		-	47
Buy	Citibank, N.A.	MXN	2,869	7/11	3		-	3
Buy	HSBC Bank USA	MXN	22,251	7/11	107		-	107
Buy	Morgan Stanley & Co., Inc.	MXN	21,445	11/11	-		(21)	(21)
Sell	Citibank, N.A.	MXN	3,675	7/11	-		(14)	(14)
Sell	Morgan Stanley & Co., Inc.	MXN	21,445	7/11	23		-	23
Buy	JP Morgan Chase Bank, N.A.	NOK	4,885	8/11	-		(19)	(19)
Sell	Citibank, N.A.	PHP	1,148	3/12	-	(m)	-	- (m)
Buy	Barclays Bank PLC	SGD	1,015	9/11	33		-	33
Buy	Citibank, N.A.	SGD	400	9/11	13		-	13

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	127

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Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank, N.A.	SGD	200	9/11	$6		$-		$6
Buy	Royal Bank of Scotland PLC	SGD	430	9/11	9		-		9
Buy	Citibank, N.A.	SGD	225	12/11	5		-		5
Buy	HSBC Bank USA	TRY	492	7/11	-		(8)		(8)
Sell	HSBC Bank USA	TRY	9	7/11	-	(m)	-		-	(m)
Sell	JP Morgan Chase Bank, N.A.	TRY	484	7/11	4		-		4
Buy	HSBC Bank USA	ZAR	99	7/11	-	(m)	-		-	(m)
Sell	JP Morgan Chase Bank, N.A.	ZAR	99	7/11	-		-	(m)	-	(m)
Sell	HSBC Bank USA	ZAR	99	10/11	-		-	(m)	-	(m)

					$654		$(1,121)		$(467)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican New Peso

NOK — Norwegian Krone

PHP — Philippines Peso

SGD — Singapore Dollar

TRY — Turkish Lira

ZAR — South African Rand

(i)	Written options outstanding on June 30, 2011.

Options on exchange traded futures contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT 90 Day Euro $ Commodity	$99.500	3/12	15	$ (6)
Call — CBOT US Five Year Treasury Note	120.000	7/11	26	(6)
Put — CBOT US Five Year Treasury Note	118.000	7/11	41	(9)

(Premiums Received $21)				$ (21)

CBOT — Chicago Board of Trade

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expirate Date	Notional Amount (000’s)	Value(000’s)
Call—OTC 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.00%	10/11	1,800	$ (11)
Put—OTC 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.25%	10/11	1,800	(4)
Put—OTC 3-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	6/12	3,700	(18)
Put—OTC 2-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	9/12	1,800	(9)

(Premiums Received $70)							$ (42)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on June 30, 2011.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD LIBOR	Citibank N.A.	Receive	3.50%	6/21	USD 1,000	$(51)
Brazil Cetip Interbank Deposit	Goldman Sachs International	Pay	0.00%	1/12	BRL 18,000	194
Brazil Cetip Interbank Deposit	JP Morgan Chase Bank, N.A.	Pay	0.00%	1/12	BRL 6,000	84

The Accompanying Notes are an Integral Part of the Financial Statements.

128	Multi-Sector Bond Portfolio

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Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000‘s)
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/13	BRL 700	$ 3
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	0.00%	1/13	BRL 5,400	11
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	0.00%	1/14	BRL 200	1

						$242

Credit Default Swaps on Corporate or Sovereign Issues

Reference Entity	CounterParty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas S.A.	Sell	1.00%	6/21	USD 2.479%	(28)	300	$(6)
Alcoa, Inc., 5.72%, 2/23/19	Goldman Sachs International	Sell	1.00%	6/18	USD 2.226%	(32)	300	(5)
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/12	USD 0.745%	(15)	300	31
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/14	USD 1.489%	(9)	100	20
Arcelormittal, 6.125%, 6/1/18	Barclays Bank PLC	Sell	1.00%	6/16	EUR 2.272%	(27)	350	(15)
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	1.00%	6/15	USD 0.676%	1	500	5
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	6/15	USD 0.676%	4	200	30
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	9/15	USD 0.707%	1	100	17
BP Capital Markets America, Inc., 4.20%, 6/15/18	HSBC Bank USA	Sell	1.00%	9/11	USD 0.203%	(1)	100	1
BP Capital Markets America, Inc., 4.20%, 6/15/18	JP Morgan Chase Bank, N.A.	Sell	5.00%	9/11	USD 0.203%	- (m)	100	1
BP Capital Markets America, Inc., 4.20%, 6/15/18	JP Morgan Chase Bank, N.A.	Sell	5.00%	6/15	USD 0.676%	2	100	15
Brazilian Government International Bond, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	12/15	USD 1.006%	-	1,200	- (m)
Brazilian Government International Bond, 12.25%, 3/6/30	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/12	USD 0.524%	3	700	2
Codelco, Inc., 7.50%, 1/15/19	Barclays Bank PLC	Sell	1.00%	12/11	USD 0.425%	- (m)	600	2
Conti-Gummi Finance BV, 8.50%, 7/15/15	Barclays Bank PLC	Sell	5.00%	12/13	EUR 1.606%	14	400	55
Heidelbergcement Finance BV, 5.625%, 1/4/18	BNP Paribas S.A.	Sell	5.00%	6/16	EUR 2.503%	32	200	15
Morgan Stanley, 6.60%, 4/1/12	JP Morgan Chase Bank, N.A.	Sell	1.00%	9/11	USD 0.466%	(2)	900	3
NRG Energy, Inc., 7.375%, 2/1/16	Barclays Bank PLC	Sell	5.00%	6/16	USD 4.315%	36	1,100	(3)
NRG Energy, Inc., 7.375%, 2/1/16	Citibank N.A.	Sell	5.00%	6/16	USD 4.315%	8	200	(2)
People’s Republic of China, Morgan Stanley 4.75%, 10/29/13	Capital Services, Inc.	Sell	1.00%	9/16	USD 0.712%	1	200	1
Petrobras International Finance Co., 8.375%, 12/10/18	JP Morgan Chase Bank, N.A.	Sell	1.00%	9/11	USD 0.577%	- (m)	200	- (m)
Petrobras International Finance Co., 8.375%, 12/10/18	JP Morgan Chase Bank, N.A.	Sell	1.00%	12/12	USD 0.797%	(2)	5,600	19

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	129

Multi-Sector Bond Portfolio

Reference Entity	CounterParty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/12	USD 0.797%	(6)	1,600	$ 11
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/15	USD 1.285%	(6)	200	4
Philippine Government International Bond, 10.625%, 3/16/25	Morgan Stanley Capital Services, Inc.	Sell	2.44%	9/17	USD 1.496%	-	100	5
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15	USD 0.712%	1	100	- (m)
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15	USD 0.712%	2	200	- (m)
Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/15	USD 0.712%	1	100	- (m)
Republic of China, 4.75%, 10/29/13	HSBC Bank USA	Sell	1.00%	9/15	USD 0.712%	1	100	- (m)
Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/16	USD 0.840%	1	200	1
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15	USD 0.712%	1	100	- (m)
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15	USD 0.712%	2	200	- (m)
Royal Bank of Scotland PLC, 6.00%, 5/17/17	Citibank N.A.	Sell	1.00%	6/16	EUR 2.061%	(5)	100	(5)
TNK-BP Finance SA, 7.50%, 7/18/16	HSBC Bank USA	Sell	1.00%	12/12	USD 1.229%	(15)	700	11

								$213

Credit Default Swaps on Credit Indices

Reference Entity	CounterParty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Market Value (000’s)	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Default Index (CDX) Emerging Markets Index, Series 13	HSBC Bank USA	Sell	5.00%	6/15	USD $135	$101	1,200	$35
CDX Emerging Markets Index, Series 13	Morgan Stanley Capitaly Services, Inc.	Sell	5.00%	6/15	USD 34	32	300	2
CDX Emerging Markets Index, Series 14	Barclays Capital PLC	Sell	5.00%	12/15	USD 24	22	200	2
CDX Emerging Markets Index, Series 14	HSBC Bank USA	Sell	5.00%	12/15	USD 24	22	200	2
CDX Emerging Markets Index, Series 14	Morgan Stanley Capital PLC	Sell	5.00%	12/15	USD 24	24	200	- (m)
CDX North America HighYield Index, Series 16	Barclays Capital PLC	Sell	5.00%	6/16	USD 34	-	2,100	34
CDX North America Investment Grade Index, Series 16	BNP Paribas SA	Sell	1.00%	6/16	USD 2	- (m)	500	2
CDX North America Investment Grade Index, Series 16	Goldman Sachs International	Sell	1.00%	6/16	USD 27	12	7,200	15
CDX Emerging Markest Index, Series 13	Barclays Capital PLC	Sell	5.00%	6/15	USD 282	265	2,500	17

The Accompanying Notes are an Integral Part of the Financial Statements.

130	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Reference Entity	CounterParty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Market Value (000’s)	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000 ‘s)
Dow Jones CDX NA High Yield , Series 9	Morgan Stanley Capital Services, Inc.	Sell	3.75%	12/12	USD $145	$(62)	4,300	$ 206
Markit MCDX Index, Series 15	Goldam Sachs International	Sell	1.00%	12/15	USD (9)	(41)	1,000	33

								$ 348

(k)	Cash in the amount of $68 (in thousands) and securities with an aggregate value of $37,832 (in thousands) has been pledged as collateral for delayed delivery securities, options on over-the-counter swaps, and swap contracts outstanding on June 30, 2011.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Bonds	$-	$35,595	$-
Municipal Bonds	-	9,239	-
Corporate Bonds	-	129,125	0
Structured Products	-	14,970	-
Short-Term Investments	-	6,784	-
Other Financial Instruments^
Futures	57	-	-
Forward Currency Contracts	-	654	-
Purchased Options	9	-	-
Interest Rate Swaps	-	293	-
Credit Default Swaps	-	586	11
Liabilities:
Other Financial Instruments^
Futures	(175)	-	-
Forward Currency Contracts	-	(1,121)	-
Written Options	-	(63)	-
Interest Rate Swaps	-	(51)	-
Credit Default Swaps	-	(36)	-
Total	$(109)	$195,975	$11

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	131

Commodities Return Strategy Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The notional value of total return commodity swap agreements outstanding totaled 99% of the Portfolio’s Net Assets.

The Portfolio is designed to achieve positive total return relative to the Dow Jones-UBS Commodity Index Total Return by investing, either directly or indirectly through a wholly-owned subsidiary, in commodity index-linked and commodity-linked derivative instruments backed by a portfolio of fixed income securities. Use of these instruments may involve certain costs and imposes certain risks such as commodity, counterparty, correlation, management, credit, interest rate, liquidity and market risks and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio is not intended to serve as a core holding in an investor’s program but instead should only form a small part of a diversified portfolio. At any time, the loss associated with a particular investment held by the Portfolio may be significantly higher than 50% of the value of the investment. Investors considering an investment in the Portfolio should be willing to accept significant volatility in the Portfolio’s performance, particularly over shorter time periods.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2011# to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value April 30, 2011#	Ending Account Value June 30, 2011	Expenses Paid During Period April 30, 2011# to June 30, 2011*
Actual	$1,000.00	$ 907.00	$ 1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,006.73	$ 1.60

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the current period).
#	Portfolio commenced operations on April 30, 2011.

132	Commodities Return Strategy Portfolio

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

June 30, 2011 (unaudited)

Governments (81.1%)	Shares/ $ Par	Value $ (000’s)

Governments (81.1%)
Federal Farm Credit Bank, 0.206%, 8/22/13	3,000,000	3,000
Federal Farm Credit Bank, 0.227%, 9/15/11	6,000,000	6,001
Federal Farm Credit Bank, 0.95%, 3/5/12	3,300,000	3,315
Federal Home Loan Bank, 0.131%, 11/1/12	4,000,000	3,999
Federal Home Loan Bank, 1.00%, 12/28/11	5,000,000	5,020
Federal Home Loan Mortgage Corp., 0.156%, 9/26/11	4,000,000	4,001
Federal National Mortgage Association, 0.185%, 3/14/13	2,000,000	1,999
Federal National Mortgage Association, 0.24%, 1/10/13	2,000,000	2,001
Federal National Mortgage Association, 0.27%, 11/23/12	3,185,000	3,189
Federal National Mortgage Association, 1.00%, 11/23/11	3,000,000	3,011
Federal National Mortgage Association, 3.625%, 8/15/11	2,200,000	2,209
US Treasury, 0.875%, 1/31/12	1,000,000	1,004
US Treasury, 0.875%, 2/29/12	4,000,000	4,020
US Treasury, 1.00%, 10/31/11	3,000,000	3,009
US Treasury, 1.00%, 12/31/11	3,500,000	3,515
US Treasury, 1.00%, 3/31/12	3,000,000	3,018

Total Governments (Cost: $52,314)		52,311

Short-Term Investments (12.4%)

Federal Government & Agencies (12.4%)
Federal Home Loan Mortgage Corp., 0.08%, 8/25/11	3,000,000	3,000
Federal Home Loan Mortgage Corp., 0.11%, 12/21/11	3,000,000	2,999
Federal National Mortgage Association, 0.13%, 1/5/12	1,000,000	999

Short-Term Investments (12.4%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued
Federal National Mortgage Association, 0.14%, 1/3/12	1,000,000	1,000

Total Short-Term Investments (Cost: $7,997)		7,998

Total Investments (93.5%)
(Cost: $60,311)(a)		60,309

Other Assets, Less Liabilities (6.5%)		4,216

Net Assets (100.0%)		64,525

The Accompanying Notes are an Integral Part of the Financial Statements.

Commodities Return Strategy Portfolio	133

Commodities Return Strategy Portfolio

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $60,311 and the net unrealized depreciation of investments based on that cost was $2 which is comprised of $5 aggregate gross unrealized appreciation and $7 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/11	3,991	$ 67
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/11	17,774	274
Dow Jones-UBS Commodity Index	Societe Generale	USTB3M	DJUBS	7/11	8,753	148
Dow Jones-UBS Commodity Index	Societe Generale	USTB3M	DJUBS	7/11	10,711	165
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	7/11	6,322	107
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	7/11	16,027	247

						$1,008

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Cash in the amount of $1,130 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2011.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$52,311	$-
Short-Term Investments	-	7,998	-
Other Financial Instruments - Total Return Swaps^	-	1,008	-
Total	$-	$61,317	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

134	Commodities Return Strategy Portfolio

Balanced Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Investment Grade Segment includes bonds of companies and governments headquartered outside the United States.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$1,039.30	$ 1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$ 1.52

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio	135

Balanced Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (26.6%)

	Consumer Discretionary (3.0%)
	Abercrombie & Fitch Co. - Class A	44,400	2,971
*	Amazon.com, Inc.	31,300	6,401
	Arcos Dorados Holdings, Inc. - Class A	29,100	614
	Coach, Inc.	96,000	6,137
*	DIRECTV - Class A	116,500	5,920
*	Discovery Communications, Inc.	103,200	3,772
*	General Motors Co.	5,010	152
*	General Motors Co. - A Warrants	4,555	97
*	General Motors Co. - B Warrants	4,555	73
	The Home Depot, Inc.	129,900	4,705
	Johnson Controls, Inc.	143,800	5,991
	Kohl’s Corp.	66,600	3,331
*	Las Vegas Sands Corp.	66,700	2,815
	Limited Brands, Inc.	126,500	4,864
	Marriott International, Inc. - Class A	42,000	1,491
	McDonald’s Corp.	114,300	9,638
	NIKE, Inc. - Class B	31,500	2,834
*	Priceline.com, Inc.	9,800	5,017
	The Walt Disney Co.	92,800	3,623

	Total		70,446

	Consumer Staples (2.3%)
	The Coca-Cola Co.	205,900	13,855
	Costco Wholesale Corp.	95,100	7,726
	CVS Caremark Corp.	124,200	4,667
	The Estee Lauder Cos., Inc. - Class A	25,700	2,703
*	Hansen Natural Corp.	31,497	2,550
	Kimberly-Clark Corp.	38,400	2,556
	Mead Johnson Nutrition Co.	90,200	6,093
	Philip Morris International, Inc.	187,600	12,526

	Total		52,676

	E nergy (3.1%)
	Anadarko Petroleum Corp.	69,000	5,296
	Apache Corp.	20,800	2,567
	Chevron Corp.	27,100	2,787
	ConocoPhillips	35,900	2,699
	Exxon Mobil Corp.	233,600	19,010
	Halliburton Co.	175,300	8,940
	Kinder Morgan Energy Partners LP	21,500	1,561
	Occidental Petroleum Corp.	56,000	5,826
	Petroleo Brasileiro SA, ADR	142,100	4,812
	Schlumberger, Ltd.	147,800	12,770

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	E nergy continued
*	Weatherford International, Ltd.	338,600	6,349

	Total		72,617

	Fi nancials (1.5%)
	American Express Co.	188,700	9,756
	The Goldman Sachs Group, Inc.	17,000	2,262
	HCP, Inc.	66,200	2,429
	Invesco, Ltd.	379,300	8,876
	JPMorgan Chase & Co.	65,500	2,682
	MetLife, Inc.	107,100	4,698
	New York Community Bancorp, Inc.	141,300	2,118
	Wells Fargo & Co.	84,600	2,374

	Total		35,195

	Health Care (3.1%)
	Abbott Laboratories	12,400	652
*	Alexion Pharmaceuticals, Inc.	78,300	3,682
	Allergan, Inc.	63,900	5,320
	AmerisourceBergen Corp.	171,800	7,113
	Bristol-Myers Squibb Co.	197,600	5,722
*	Celgene Corp.	68,200	4,114
*	Cerner Corp.	104,600	6,392
	Covidien PLC	78,300	4,168
*	Express Scripts, Inc.	175,600	9,479
*	Intuitive Surgical, Inc.	19,400	7,219
	Johnson & Johnson	30,200	2,009
	Merck & Co., Inc.	74,500	2,629
	Pfizer, Inc.	143,300	2,952
	Teva Pharmaceutical Industries, Ltd., ADR	75,800	3,655
*	Thermo Fisher Scientific, Inc.	107,000	6,890

	Total		71,996

	Industrials (3.6%)
	Caterpillar, Inc.	66,400	7,069
	Cummins, Inc.	67,600	6,996
	Danaher Corp.	145,250	7,697
	Dover Corp.	176,200	11,946
	FedEx Corp.	87,600	8,309
	Honeywell International, Inc.	157,650	9,394
	Illinois Tool Works, Inc.	114,900	6,491
	PACCAR, Inc.	107,900	5,513
	Pitney Bowes, Inc.	103,900	2,389
	Precision Castparts Corp.	27,800	4,577
	Union Pacific Corp.	59,850	6,248
	United Technologies Corp.	64,050	5,669

	Total		82,298

	Information Technology (7.2%)
	Altera Corp.	37,300	1,729
*	Apple, Inc.	81,200	27,256

The Accompanying Notes are an Integral Part of the Financial Statements.

136	Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Baidu, Inc., ADR	26,200	3,671
	Broadcom Corp. - Class A	140,700	4,733
*	Check Point Software Technologies, Ltd.	105,100	5,975
	Cisco Systems, Inc.	433,900	6,773
*	Citrix Systems, Inc.	82,300	6,584
*	Cognizant Technology Solutions Corp. - Class A	103,400	7,583
*	EMC Corp.	231,100	6,367
*	Google, Inc. - Class A	23,900	12,102
	Intel Corp.	203,400	4,507
	International Business Machines Corp.	125,000	21,444
*	Juniper Networks, Inc.	40,900	1,288
	MasterCard, Inc. - Class A	19,800	5,967
	Microsoft Corp.	525,000	13,650
	Nokia Corp., ADR	173,400	1,113
	Oracle Corp.	459,700	15,129
	Paychex, Inc.	70,400	2,163
	Qualcomm, Inc.	163,600	9,291
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	199,500	2,516
	Western Union Co.	358,500	7,181

	Total		167,022

	Materials (1.1%)
	Freeport-McMoRan Copper & Gold, Inc.	121,600	6,433
	LyondellBasell Industries NV - Class A	128,700	4,957
	Potash Corp. of Saskatchewan, Inc.	78,800	4,491
	Praxair, Inc.	83,500	9,051
	Southern Copper Corp.	33,600	1,104

	Total		26,036

	Telecommunication Services (0.9%)
*	American Tower Corp. - Class A	146,300	7,656
	AT&T, Inc.	88,500	2,780
	CenturyLink, Inc.	60,200	2,434
	China Mobile, Ltd., ADR	49,900	2,334
	Deutsche Telekom AG, ADR	51,100	799
	France Telecom SA, ADR	30,800	656
	Telstra Corp., Ltd., ADR	72,400	1,130
	Verizon Communications, Inc.	74,100	2,759
	Vodafone Group PLC, ADR	36,500	975

	Total		21,523

	Utilities (0.8%)
	Ameren Corp.	89,000	2,567
	American Electric Power Co., Inc.	69,100	2,604
	CenterPoint Energy, Inc.	152,800	2,957
	Consolidated Edison, Inc.	49,100	2,614
	Exelon Corp.	59,200	2,536
	PPL Corp.	97,100	2,702

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Southern Co.	63,400	2,560

	Total		18,540

	Total Large Cap Common Stocks		618,349

	Mid Cap Common Stocks (8.6%)

	Consumer Discretionary (1.8%)
*	Bed Bath & Beyond, Inc.	57,900	3,380
*	BorgWarner, Inc.	24,200	1,955
*	Charter Communications, Inc. - Class A	6,542	355
	Chico’s FAS, Inc.	162,500	2,475
	DeVry, Inc.	72,400	4,281
*	Dollar Tree, Inc.	47,000	3,131
	Fortune Brands, Inc.	26,800	1,709
*	GameStop Corp. - Class A	67,500	1,800
*	Jack in the Box, Inc.	115,388	2,629
*	Lamar Advertising Co. - Class A	44,600	1,221
	Macy’s, Inc.	41,600	1,216
	The McGraw-Hill Cos., Inc.	41,400	1,735
	Nordstrom, Inc.	45,100	2,117
*	O’Reilly Automotive, Inc.	109,500	7,173
*	Penn National Gaming, Inc.	67,400	2,719
	Starbucks Corp.	103,800	4,099

	Total		41,995

	Consumer Staples (0.1%)
*	Ralcorp Holdings, Inc.	23,400	2,026

	Total		2,026

	Energy (0.7%)
*	Cameron International Corp.	68,700	3,455
	Cimarex Energy Co.	27,700	2,491
	Core Laboratories N.V.	17,100	1,907
*	Denbury Resources, Inc.	137,800	2,756
*	FMC Technologies, Inc.	25,500	1,142
*	Forest Oil Corp.	56,700	1,514
*	Oasis Petroleum, Inc.	76,300	2,265

	Total		15,530

	Financials (0.6%)
	Assured Guaranty, Ltd.	91,700	1,496
*	CB Richard Ellis Group, Inc. - Class A	89,500	2,247
	DuPont Fabros Technology, Inc.	64,000	1,613
*	E*TRADE Financial Corp.	12,572	174
*	IntercontinentalExchange, Inc.	20,200	2,519
	Lazard, Ltd. - Class A	54,800	2,033
*	MBIA, Inc.	141,600	1,231
	Raymond James Financial, Inc.	75,100	2,414

	Total		13,727

	Health Care (1.1%)
*	Covance, Inc.	39,600	2,351
*	DaVita, Inc.	34,700	3,005

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	137

Balanced Portfolio

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Health Management Associates, Inc. - Class A	529,100	5,704
*	IDEXX Laboratories, Inc.	12,300	954
*	Immucor, Inc.	175,719	3,588
*	Mettler-Toledo International, Inc.	24,100	4,065
	Pharmaceutical Product Development, Inc.	255,800	6,866

	Total		26,533

	Industrials (1.2%)
*	BE Aerospace, Inc.	42,100	1,718
	Cooper Industries PLC	26,900	1,605
*	Corrections Corp. of America	125,000	2,706
	Expeditors International of Washington, Inc.	57,600	2,948
*	Foster Wheeler AG	171,600	5,213
	Joy Global, Inc.	19,600	1,867
	MSC Industrial Direct Co., Inc. - Class A	42,100	2,792
*	Owens Corning, Inc.	41,600	1,554
	Republic Services, Inc.	50,100	1,545
	Robert Half International, Inc.	73,200	1,979
	Roper Industries, Inc.	48,700	4,057

	Total		27,984

	Information Technology (2.3%)
*	Alliance Data Systems Corp.	46,200	4,346
	Amphenol Corp. - Class A	131,700	7,110
*	Autodesk, Inc.	81,700	3,154
	Avago Technologies, Ltd.	245,500	9,329
*	BMC Software, Inc.	163,800	8,960
*	F5 Networks, Inc.	9,800	1,080
	Global Payments, Inc.	66,400	3,386
*	Informatica Corp.	18,600	1,087
	Microchip Technology, Inc.	131,800	4,997
*	Monster Worldwide, Inc.	47,800	701
*	Skyworks Solutions, Inc.	68,500	1,574
*	Teradata Corp.	17,800	1,072
*	VeriFone Systems, Inc.	65,500	2,905
*	Zebra Technologies Corp. - Class A	81,800	3,449

	Total		53,150

	Materials (0.5%)
	Ecolab, Inc.	43,200	2,436
*	Owens-Illinois, Inc.	100,200	2,586
	PPG Industries, Inc.	35,600	3,232
*	Solutia, Inc.	65,649	1,500
	Titanium Metals Corp.	83,900	1,537

	Total		11,291

	Telecommunication Services (0.3%)
*	NII Holdings, Inc.	51,200	2,170
*	SBA Communications Corp. - Class A	78,700	3,005

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Windstream Corp.	195,500	2,534

	Total		7,709

	Total Mid Cap Common Stocks		199,945

	Small Cap Common Stocks (3.1%)

	Consumer Discretionary (0.4%)
*	American Public Education, Inc.	16,700	743
*	Bally Technologies, Inc.	17,300	704
*	Bravo Brio Restaurant Group, Inc.	43,700	1,068
*	Deckers Outdoor Corp.	6,800	599
*	Dex One Corp.	12,630	32
*	Genesco, Inc.	20,350	1,060
*	Grand Canyon Education, Inc.	17,600	250
*	LKQ Corp.	55,200	1,440
	The Men’s Wearhouse, Inc.	26,550	895
	Monro Muffler Brake, Inc.	17,300	645
*	Red Robin Gourmet Burgers, Inc.	10,000	364
*	Shuffle Master, Inc.	54,100	506
*	Ulta Salon, Cosmetics & Fragrance, Inc.	11,150	720
*	Vera Bradley, Inc.	22,900	875

	Total		9,901

	Consumer Staples (0.2%)
*	Heckmann Corp.	141,900	857
*	Primo Water Corp.	38,155	549
*	TreeHouse Foods, Inc.	12,800	699
*	United Natural Foods, Inc.	25,050	1,069

	Total		3,174

	Energy (0.3%)
*	Brigham Exploration Co.	32,350	968
	CARBO Ceramics, Inc.	5,850	953
*	Carrizo Oil & Gas, Inc.	36,350	1,518
*	Gulfport Energy Corp.	36,150	1,073
*	Superior Energy Services, Inc.	25,050	930
*	Swift Energy Co.	24,650	919

	Total		6,361

	Financials (0.3%)
	Boston Private Financial Holdings, Inc.	92,850	611
	East West Bancorp, Inc.	22,350	452
	Greenhill & Co., Inc.	6,750	363
	Market Vectors Junior Gold Miners ETF	26,250	905
*	MF Global Holdings, Ltd.	103,600	802
	MFA Financial, Inc.	86,353	694
*	Netspend Holdings, Inc.	49,300	493
*	Portfolio Recovery Associates, Inc.	20,500	1,738
	Synovus Financial Corp.	399,600	831

	Total		6,889

The Accompanying Notes are an Integral Part of the Financial Statements.

138	Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care (0.4%)
*	Align Technology, Inc.	33,550	765
*	DexCom, Inc.	88,141	1,277
*	Endologix, Inc.	5,300	49
*	Exact Sciences Corp.	85,700	737
*	Fluidigm Corp.	23,950	402
*	Illumina, Inc.	10,950	823
*	IPC The Hospitalist Co.	30,000	1,390
*	MAP Pharmaceuticals, Inc.	19,900	318
	Masimo Corp.	11,617	345
*	Natus Medical, Inc.	34,050	516
*	NxStage Medical, Inc.	32,550	678
*	PSS World Medical, Inc.	26,000	728
	U.S. Physical Therapy, Inc.	15,900	393
*	Volcano Corp.	22,800	736
*	Zoll Medical Corp.	12,100	686

	Total		9,843

	Industrials (0.5%)
	Actuant Corp. - Class A	33,800	907
*	Chart Industries, Inc.	17,350	936
*	GrafTech International, Ltd.	36,550	741
*	Higher One Holdings, Inc.	57,400	1,086
*	Hub Group, Inc. - Class A	43,250	1,629
*	The Keyw Holding Corp.	37,650	466
	Knoll, Inc.	35,537	713
*	Polypore International, Inc.	19,250	1,306
	Robbins & Myers, Inc.	10,800	571
	Snap-on, Inc.	14,400	900
	Tennant Co.	13,600	543
*	Titan Machinery, Inc.	4,950	142
*	TransDigm Group, Inc.	12,300	1,122
*	WESCO International, Inc.	13,399	725

	Total		11,787

	Information Technology (0.9%)
*	Advanced Energy Industries, Inc.	48,328	715
*	Ancestry.com, Inc.	26,300	1,089
*	Calix, Inc.	50,650	1,055
*	Cardtronics, Inc.	63,450	1,488
*	Concur Technologies, Inc.	18,000	901
*	Cornerstone OnDemand, Inc.	14,600	258
*	Dice Holdings, Inc.	64,450	871
*	Diodes, Inc.	28,050	732
*	Equinix, Inc.	7,023	709
*	EZchip Semiconductor, Ltd.	20,100	743
*	Finisar Corp.	21,600	389
*	InterXion Holding NV	8,500	129
*	Microsemi Corp.	34,900	715
	MKS Instruments, Inc.	23,100	610
*	Nanometrics, Inc.	41,700	792
	Pegasystems, Inc.	20,150	938
*	RightNow Technologies, Inc.	27,816	901
*	Riverbed Technology, Inc.	18,100	717
*	Sourcefire, Inc.	55,350	1,645
*	SPS Commerce, Inc.	42,000	747
*	SuccessFactors, Inc.	20,000	588

	Domestic Common Stocks and Warrants (38.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Synchronoss Technologies, Inc.	37,350	1,185
*	The Ultimate Software Group, Inc.	26,350	1,434
*	VASCO Data Security International, Inc.	44,700	557
*	VistaPrint NV	7,400	354

	Total		20,262

	Materials (0.1%)
	Balchem Corp.	17,861	782
	Globe Specialty Metals, Inc.	25,200	565
	Kronos Worldwide, Inc.	25,500	802

	Total		2,149

	Other Holdings (0.0%)
	iShares Nasdaq Biotechnology Index Fund	6,700	715

	Total		715

	Telecommunication Services (0.0%)
	AboveNet, Inc.	11,650	821

	Total		821

	Total Small Cap Common Stocks		71,902

	Total Domestic Common Stocks and Warrants (Cost: $724,062)		890,196

	Foreign Common Stocks (4.5%)

	Other Holdings (4.5%)
	iShares MSCI EAFE Index Fund	375,000	22,552
	Vanguard Emerging Markets ETF	1,690,000	82,168

	Total Foreign Common Stocks (Cost: $102,873)		104,720

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc, 8.50%, 5/15/16	31,671	793
	Ally Financial, Inc., 7.00%, 12/31/11 144A	357	336
	GMAC Capital Trust I, 8.125%, 2/15/40	11,788	302

	Total Preferred Stocks (Cost: $1,404)		1,431

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	139

Balanced Portfolio

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.2%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	205
Goodrich Corp., 4.875%, 3/1/20	85,000	90
L-3 Communications Corp., 5.20%, 10/15/19	50,000	52
Lockheed Martin Corp., 6.15%, 9/1/36	1,320,000	1,436
Meccanica Holdings USA, 6.25%, 7/15/19 144A	455,000	485
Meccanica Holdings USA, 6.25%, 1/15/40 144A	450,000	408
Northrop Grumman Corp., 3.50%, 3/15/21	1,165,000	1,105

Total		3,781

Auto Manufacturing (0.1%)
American Honda Finance Corp., 3.50%, 3/16/15 144A	535,000	564
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,365,000	1,382
Kia Motors Corp., 3.625%, 6/14/16 144A	265,000	262
PACCAR Financial Corp., 1.95%, 12/17/12	170,000	173
PACCAR, Inc., 6.875%, 2/15/14	170,000	194
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	735

Total		3,310

Banking (4.1%)
ABN Amro Bank NV, 2.043%, 1/30/14 144A	8,500,000	8,676
Bank of America Corp., 3.625%, 3/17/16	580,000	582
Bank of America Corp., 5.00%, 5/13/21	585,000	578
Bank of America Corp., 5.625%, 7/1/20	155,000	160
Bank of America Corp., 5.75%, 12/1/17	870,000	925
Bank of America Corp., 6.00%, 9/1/17	830,000	893
Bank of New York Mellon Corp., 2.50%, 1/15/16	310,000	313
Barclays Bank PLC, 2.50%, 9/21/15 144A	3,000,000	2,975
Barclays Bank PLC, 5.00%, 9/22/16	100,000	108
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	148
BNP Paribas, 7.195%, 12/31/49 144A	300,000	290
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	6,000,000	5,863
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	2,480,000	2,541
Cie de Financement Foncier, 2.50%, 9/16/15 144A	2,000,000	1,981
Citigroup, Inc., 3.953%, 6/15/16	3,000,000	3,071
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	761
Credit Agricole SA/London, 6.637%, 12/31/49 144A	310,000	264
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	105,000	100
Credit Suisse of New York, 4.375%, 8/5/20	1,720,000	1,682
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	4,300,000	4,250
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	2,000,000	2,036
Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,989
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	1,440,000	1,456
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	108
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	909

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	55
HSBC Bank PLC, 4.75%, 1/19/21 144A	380,000	381
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	605
Jefferies Group, Inc., 5.125%, 4/13/18	1,165,000	1,167
JPMorgan Chase & Co., 3.15%, 7/5/16	4,940,000	4,970
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	601
JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	295
Lloyds TSB Bank PLC, 2.623%, 1/24/14	5,000,000	5,070
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	376
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,385
Morgan Stanley, 3.80%, 4/29/16	1,945,000	1,922
Morgan Stanley, 7.30%, 5/13/19	60,000	68
Nationwide Building Society, 2.50%, 8/17/12 144A	4,175,000	4,269
NB Capital Trust IV, 8.25%, 4/15/27	180,000	184
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	332
PNC Funding Corp., 4.375%, 8/11/20	995,000	1,007
Regions Financial Corp., 5.75%, 6/15/15	630,000	621
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	590,000	605
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	380,000	368
Sparebank 1 Boligkreditt AS, 2.625%, 5/27/16 144A	6,350,000	6,358
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	649
State Street Corp., 2.875%, 3/7/16	1,170,000	1,187
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	450
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	8,174
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	1,270,000	1,287
U.S. Bancorp, 3.442%, 2/1/16	700,000	711
U.S. Bancorp, 4.20%, 5/15/14	170,000	183
UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	196
Union Bank, 3.00%, 6/6/16	780,000	780
USB Capital XIII Trust, 6.625%, 12/15/39	190,000	195
Wachovia Corp., 5.75%, 2/1/18	215,000	238
Wells Fargo & Co., 3.676%, 6/15/16	2,465,000	2,532
Wells Fargo & Co., 4.60%, 4/1/21	715,000	719
Wells Fargo & Co., 7.98%, 12/31/49	255,000	275
Westpac Banking Corp., 3.00%, 8/4/15	865,000	874

Total		94,748

Beverage/Bottling (0.2%)
Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	43
Anheuser-Busch Cos., 5.75%, 4/1/36	255,000	268
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	780,000	859
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,403
The Coca-Cola Co., 3.15%, 11/15/20	775,000	744
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	293
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	183
PepsiCo, Inc., 2.50%, 5/10/16	695,000	702
PepsiCo, Inc., 3.125%, 11/1/20	755,000	712
PepsiCo, Inc., 7.90%, 11/1/18	80,000	103

Total		5,310

The Accompanying Notes are an Integral Part of the Financial Statements.

140	Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (0.5%)
Comcast Corp., 6.95%, 8/15/37	1,105,000	1,247
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	1,655,000	1,708
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/1/21	390,000	404
Discovery Communications LLC, 5.05%, 6/1/20	225,000	238
Gannett Co., Inc., 7.125%, 9/1/18 144A	195,000	196
Historic TW, Inc., 6.625%, 5/15/29	580,000	632
Historic TW, Inc., 6.875%, 6/15/18	195,000	228
NBCUniveral Media LLC, 2.875%, 4/1/16 144A	1,140,000	1,142
News America, Inc., 4.50%, 2/15/21 144A	1,170,000	1,155
News America, Inc., 6.90%, 8/15/39	120,000	132
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,264
Time Warner Cable, Inc., 4.125%, 2/15/21	780,000	754
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,095
Time Warner, Inc., 4.75%, 3/29/21	790,000	804

Total		11,999

Conglomerate/Diversified Manufacturing (0.2%)
The Dow Chemical Co., 7.60%, 5/15/14	460,000	533
E.I. du Pont de Nemours & Co., 2.75%, 4/1/16	530,000	541
Eastman Chemical Co., 7.25%, 1/15/24	85,000	98
Honeywell International, Inc., 5.30%, 3/1/18	790,000	888
Monsanto Co., 5.125%, 4/15/18	55,000	61
United Technologies Corp., 5.375%, 12/15/17	1,185,000	1,352

Total		3,473

Consumer Products (0.1%)
Fortune Brands, Inc., 5.375%, 1/15/16	950,000	1,029
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	690
Unilever Capital Corp., 2.75%, 2/10/16	1,090,000	1,118

Total		2,837

Electric Utilities (1.0%)
Alabama Power Co., 3.375%, 10/1/20	420,000	406
Alabama Power Co., 3.95%, 6/1/21	780,000	778
Ameren Corp., 8.875%, 5/15/14	300,000	348
Appalachian Power Co., 4.60%, 3/30/21	775,000	781
Arizona Public Service Co., 8.75%, 3/1/19	95,000	122
Bruce Mansfield Unit, 6.85%, 6/1/34	494,547	530
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	464
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	406
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	119
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	122
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	169
The Detroit Edison Co., 3.45%, 10/1/20	410,000	399
The Detroit Edison Co., 3.90%, 6/1/21	335,000	333
DTE Energy Co., 6.375%, 4/15/33	175,000	188
Duke Energy Corp., 6.25%, 6/15/18	40,000	46
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	769
Energy Future Holdings Corp., 10.00%, 1/15/20	395,000	419
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	146,000	156
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	416
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,055

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	604
FirstEnergy Corp., 7.375%, 11/15/31	335,000	381
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	562,679	569
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	940
Nevada Power Co., 5.95%, 3/15/16	60,000	68
Nextera Energy, Inc., 4.50%, 6/1/21	1,170,000	1,152
NSTAR, 4.50%, 11/15/19	40,000	41
Ohio Edison Co., 6.875%, 7/15/36	145,000	159
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,117
Pacific Gas & Electric Co., 4.80%, 3/1/14	470,000	511
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	255
PacifiCorp., 3.85%, 6/15/21	780,000	776
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	211
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	169
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	493
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	160
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,587
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	613
San Diego Gas & Electric Co., 4.50%, 8/15/40	485,000	440
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	227
Sempra Energy, 6.15%, 6/15/18	250,000	285
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	321
Southern California Edison Co., 3.875%, 6/1/21	445,000	444
Tampa Electric Co., 5.40%, 5/15/21	900,000	986
Tampa Electric Co., 6.10%, 5/15/18	405,000	465
The Toledo Edison Co., 6.15%, 5/15/37	720,000	759
Union Electric Co., 6.40%, 6/15/17	180,000	209
Union Electric Co., 6.70%, 2/1/19	180,000	211
Virginia Electric & Power Co., 3.45%, 9/1/22	1,050,000	993
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	62

Total		23,234

Electronics (0.2%)
Broadcom Corp., 2.375%, 11/1/15 144A	460,000	456
Cisco Systems, Inc., 3.15%, 3/14/17	1,420,000	1,451
Hewlett-Packard Co., 2.125%, 9/13/15	915,000	913
Hewlett-Packard Co., 4.30%, 6/1/21	780,000	788
International Business Machines Corp., 2.00%, 1/5/16	1,520,000	1,511

Total		5,119

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	241
General Mills, Inc., 5.70%, 2/15/17	970,000	1,112
Kellogg Co., 4.00%, 12/15/20	360,000	359
Kraft Foods, Inc., 6.125%, 2/1/18	410,000	472
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	482

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	141

Balanced Portfolio

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	675

Total		3,341

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	161
Energy Transfer Partners LP, 4.65%, 6/1/21	115,000	112
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	344
Enterprise Products Operating LLC, 3.20%, 2/1/16	1,170,000	1,189
Enterprise Products Operating LLC, 6.65%, 4/15/18	450,000	523
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	125,000	139
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	292
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	389
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	198
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	227
Spectra Energy Partners LP, 2.95%, 6/15/16	315,000	314
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	242
Williams Partners LP, 4.125%, 11/15/20	54,000	52
Williams Partners LP, 5.25%, 3/15/20	540,000	568

Total		4,750

Health Care/Pharmaceuticals (0.3%)
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	876
Medtronic, Inc., 2.625%, 3/15/16	600,000	610
Merck & Co., 3.875%, 1/15/21	840,000	834
Merck & Co., 5.75%, 11/15/36	30,000	32
Pfizer, Inc., 5.35%, 3/15/15	370,000	417
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,155,000	1,331
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,176
Wyeth, 5.50%, 2/15/16	25,000	29
Wyeth, 5.95%, 4/1/37	630,000	676

Total		5,981

Independent Finance (0.3%)
American International Group, Inc., 5.60%, 10/18/16	430,000	450
American International Group, Inc., 6.40%, 12/15/20	945,000	1,017
General Electric Capital Corp., 2.95%, 5/9/16	1,955,000	1,966
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,101
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,898

Total		6,432

Information/Data Technology (0.2%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	260
Google, Inc., 2.125%, 5/19/16	1,075,000	1,078
Microsoft Corp., 2.50%, 2/8/16	765,000	783
Oracle Corp., 3.875%, 7/15/20 144A	760,000	755
SAIC, Inc., 4.45%, 12/1/20 144A	385,000	396
SAIC, Inc., 5.95%, 12/1/40 144A	775,000	818

Total		4,090

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Life Insurance (0.2%)
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	850
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	705
Prudential Financial, Inc., 3.625%, 9/17/12	130,000	133
Prudential Financial, Inc., 4.50%, 11/15/20	780,000	775
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	263
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	164
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	438
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	417

Total		3,745

Machinery (0.1%)
Caterpillar, Inc., 3.90%, 5/27/21	1,405,000	1,405
John Deere Capital Corp., 5.50%, 4/13/17	610,000	700

Total		2,105

Metals/Mining (0.2%)
ArcelorMittal, 5.375%, 6/1/13	70,000	75
ArcelorMittal, 5.50%, 3/1/21	250,000	250
ArcelorMittal USA, Inc., 6.50%, 4/15/14	60,000	67
Barrick Gold Corp., 2.90%, 5/30/16 144A	780,000	779
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	432
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	990,000	983
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	265
Teck Resources, Ltd., 4.75%, 1/15/22	560,000	561
Teck Resources, Ltd., 6.25%, 7/15/41	370,000	374
Vale Overseas, Ltd., 5.625%, 9/15/19	1,140,000	1,217

Total		5,003

Oil and Gas (0.7%)
BP Capital Markets PLC, 4.742%, 3/11/21	1,125,000	1,161
BP Capital Markets PLC, 4.75%, 3/10/19	1,345,000	1,418
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	445
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	93
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	370
ConocoPhillips, 6.00%, 1/15/20	775,000	906
EnCana Corp., 5.90%, 12/1/17	780,000	885
EnCana Corp., 6.50%, 8/15/34	230,000	244
EnCana Corp., 6.625%, 8/15/37	105,000	113
Ensco PLC, 4.70%, 3/15/21	585,000	591
EOG Resources, Inc., 4.10%, 2/1/21	485,000	479
EOG Resources, Inc., 4.40%, 6/1/20	245,000	252
EOG Resources, Inc., 5.625%, 6/1/19	50,000	56
Hess Corp., 5.60%, 2/15/41	420,000	410
Husky Energy, Inc., 7.25%, 12/15/19	80,000	96
Marathon Oil Corp., 6.60%, 10/1/37	140,000	155
Nexen, Inc., 5.875%, 3/10/35	780,000	739
Noble Energy, Inc., 6.00%, 3/1/41	280,000	289
Occidental Petroleum Corp., 4.125%, 6/1/16	725,000	788
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	258
Petro-Canada, 5.95%, 5/15/35	820,000	836
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,659
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	299
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	662
Total Capital SA, 4.45%, 6/24/20	950,000	992

The Accompanying Notes are an Integral Part of the Financial Statements.

142	Balanced Portfolio

Balanced Portfolio

	Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Valero Energy Corp., 6.125%, 2/1/20	375,000	412
	XTO Energy, Inc., 6.50%, 12/15/18	540,000	660

	Total		15,268

	Other Finance (0.2%)
	American Express Co., 6.15%, 8/28/17	590,000	672
	American Express Credit Corp., 5.125%, 8/25/14	750,000	819
	CVS Pass-Through Trust, 6.036%, 12/10/28	545,266	579
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	660,000	658
	USAA Capital Corp., 2.24%, 3/30/12	1,050,000	1,065

	Total		3,793

	Other Holdings (1.3%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	4,940,000	5,252
(f)	Canadian Treasury Bill, 0.00%, 7/21/11	10,826,000	11,219
(f)	Mexico Cetes, 0.00%, 7/28/11	11,460,000	9,755
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	3,750,000	2,386
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	2,335,000	1,509

	Total		30,121

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	195,000	205
	American Tower Corp., 7.00%, 10/15/17	200,000	226
	Republic Services, Inc., 3.80%, 5/15/18	1,030,000	1,034
	Republic Services, Inc., 5.25%, 11/15/21	425,000	449
	Waste Management, Inc., 4.60%, 3/1/21	440,000	449

	Total		2,363

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	377
	Burlington Northern Santa Fe LLC, 4.10%, 6/1/21	780,000	774
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	163
	Canadian Pacific Railway Co., 4.45%, 3/15/23	135,000	134
	CSX Corp., 5.60%, 5/1/17	490,000	548
	Norfolk Southern Corp., 5.64%, 5/17/29	815,000	864
	Union Pacific Corp., 4.00%, 2/1/21	245,000	248

	Total		3,108

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	645
	BRE Properties, Inc., 5.20%, 3/15/21	535,000	552
	BRE Properties, Inc., 5.50%, 3/15/17	245,000	267
	Developers Diversified Realty Corp., 4.75%, 4/15/18	1,360,000	1,341
	ERP Operating LP, 5.125%, 3/15/16	400,000	436
	HCP, Inc., 3.75%, 2/1/16	185,000	188
	HCP, Inc., 6.00%, 1/30/17	400,000	440
	HCP, Inc., 6.70%, 1/30/18	200,000	224
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	292
	Vornado Realty LP, 4.25%, 4/1/15	1,455,000	1,510
	WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	420
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	65,000	75

	Total		6,390

	Restaurants (0.0%)
	Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	412

	Total		412

Investment Grade Segment (11.8%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug (0.2%)
CVS Caremark Corp., 5.75%, 5/15/41	625,000	614
CVS Caremark Corp., 6.25%, 6/1/27	715,000	790
Delhaize Group, 6.50%, 6/15/17	770,000	888
Safeway, Inc., 6.35%, 8/15/17	1,170,000	1,339

Total		3,631

Retail Stores (0.2%)
The Home Depot, Inc., 5.875%, 12/16/36	525,000	537
Lowe’s Cos., Inc., 5.80%, 4/15/40	290,000	302
Nordstrom, Inc., 6.25%, 1/15/18	225,000	260
Nordstrom, Inc., 7.00%, 1/15/38	265,000	316
Target Corp., 6.50%, 10/15/37	470,000	537
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	307
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	457
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	246
Wal-Mart Stores, Inc., 4.25%, 4/15/21	300,000	306
Wal-Mart Stores, Inc., 4.875%, 7/8/40	560,000	523
Wal-Mart Stores, Inc., 5.625%, 4/15/41	960,000	990

Total		4,781

Telecommunications (0.5%)
America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,054
AT&T Corp., 8.00%, 11/15/31	380,000	503
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,333
AT&T, Inc., 2.95%, 5/15/16	865,000	876
CenturyLink, Inc., 5.15%, 6/15/17	465,000	466
Deutsche Telekom International Finance BV, 3.125%, 4/11/16 144A	1,390,000	1,409
Qwest Corp., 6.50%, 6/1/17	595,000	646
Qwest Corp., 8.375%, 5/1/16	115,000	136
Rogers Communications, Inc., 6.375%, 3/1/14	875,000	981
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	565
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,466
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	424
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	894

Total		12,753

Tobacco (0.0%)
Philip Morris International, Inc., 2.50%, 5/16/16	800,000	801

Total		801

Transportation Services (0.0%)
United Parcel Service, Inc., 3.125%, 1/15/21	685,000	651

Total		651

Total Investment Grade Segment (Cost: $265,873)		273,330

Governments (5.5%)

Governments (5.5%)
Federal Home Loan Bank, 2.00%, 1/27/23	1,830,000	1,836
Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	7,245
Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	6,717

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	143

Balanced Portfolio

	Governments (5.5%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,406
	Overseas Private Investment, 4.10%, 11/15/14	1,522,560	1,614
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,323
	US Department of Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,834
	US Treasury, 0.75%, 6/15/14	2,900,000	2,897
(g)	US Treasury, 1.25%, 3/15/14	3,050,000	3,094
(g)	US Treasury, 1.25%, 4/15/14	14,560,000	14,765
	US Treasury, 1.75%, 5/31/16	5,805,000	5,814
	US Treasury, 2.375%, 5/31/18	435,000	433
(g)	US Treasury, 2.75%, 2/28/18	22,140,000	22,671
(g)	US Treasury, 3.875%, 8/15/40	12,770,000	11,692
	US Treasury, 4.25%, 11/15/40	2,420,000	2,365
	US Treasury, 5.375%, 2/15/31	700,000	820
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	6,153,279	6,287
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,731,685	6,668

	Total Governments (Cost: $120,316)		128,481

	Municipal Bonds (0.6%)

	Municipal Bonds (0.6%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,245
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	75
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	988
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	422
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	588
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	760,000	778
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,125
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,278
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	199
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	662
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	221
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	509
	Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,550,000	2,384
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	431

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	120
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	821
State of California, Series 2010, 7.60%, 11/1/40 GO	370,000	426
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,359
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	329
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	860

Total Municipal Bonds (Cost: $14,862)		14,820

Structured Products (21.6%)

Structured Products (21.6%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.451%, 2/14/43 IO	30,833,108	602
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,536,676	1,181
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,858,760	1,302
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.245%, 1/25/37	1,001,391	483
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.275%, 5/25/37	1,147,867	629
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2, 3.46%, 8/15/19	8,500,000	8,863
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	574,153	586
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	520,925	527
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,211
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,332,559	2,042
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,738,624	1,513
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.131%, 2/15/31 IO	18,635,371	544

The Accompanying Notes are an Integral Part of the Financial Statements.

144	Balanced Portfolio

Balanced Portfolio

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.537%, 10/15/30 IO 144A	1,069,145	23
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	5,224,440	5,162
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.685%, 8/25/20 IO	17,410,177	1,576
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	2,117,425	2,025
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,860,384	1,779
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	4,300,000	4,319
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	995,063	1,050
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	12,580,136	12,588
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	14,946,037	14,955
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	9,966,256	9,972
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	3,655,000	3,815
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,291,393	1,380
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,277,832	1,350
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	7,600,320	8,009
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	824,987	855
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,703,813	1,768
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	3,466,396	3,590
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	651,193	704
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	448,775	486
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,619,267	1,752
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	11,653,263	12,498
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	9,471,842	10,111
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	1,130,946	1,207

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	749,368	799
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	283,249	301
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,551,769	1,653
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	7,756,365	8,254
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	475,247	516
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,006,056	1,096
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	215,549	235
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,506,463	1,641
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	95,489	104
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,426,316	2,638
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	4,161,307	4,512
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	2,575,525	2,793
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,819,048	5,206
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,791,916	1,856
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,192,815	1,320
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	4,622,330	5,088
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/26	6,500,000	6,765
Federal Home Loan Mortgage Corp. TBA, 4.50%, 7/1/41	6,500,000	6,714
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/41	6,650,000	7,055
Federal National Mortgage Association, 3.50%, 4/1/26	2,000,000	2,040
Federal National Mortgage Association, 4.00%, 6/1/19	627,871	664
Federal National Mortgage Association, 4.50%, 6/1/19	5,679,131	6,079
Federal National Mortgage Association, 4.50%, 12/1/19	565,718	606
Federal National Mortgage Association, 4.50%, 6/1/23	790,494	840
Federal National Mortgage Association, 4.50%, 9/1/24	2,386,218	2,535

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	145

Balanced Portfolio

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 11/1/40	3,883,075	4,023
Federal National Mortgage Association, 4.50%, 1/1/41	3,478,863	3,609
Federal National Mortgage Association, 4.50%, 2/1/41	16,575,551	17,175
Federal National Mortgage Association, 4.50%, 3/1/41	549,570	571
Federal National Mortgage Association, 4.50%, 4/1/41	505,481	524
Federal National Mortgage Association, 4.50%, 5/1/41	21,869,011	22,660
Federal National Mortgage Association, 5.00%, 3/1/20	1,865,340	2,021
Federal National Mortgage Association, 5.00%, 4/1/20	678,618	735
Federal National Mortgage Association, 5.00%, 5/1/20	2,842,082	3,077
Federal National Mortgage Association, 5.00%, 4/1/35	2,193,450	2,356
Federal National Mortgage Association, 5.00%, 7/1/35	3,459,501	3,715
Federal National Mortgage Association, 5.00%, 10/1/35	1,432,278	1,538
Federal National Mortgage Association, 5.00%, 5/1/38	5,402,335	5,749
Federal National Mortgage Association, 5.00%, 4/1/41	4,589,601	4,886
Federal National Mortgage Association, 5.32%, 4/1/14	2,509,920	2,705
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,592
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,111
Federal National Mortgage Association, 5.50%, 4/1/21	1,073,079	1,170
Federal National Mortgage Association, 5.50%, 3/1/35	5,631,873	6,144
Federal National Mortgage Association, 5.50%, 9/1/35	6,889,982	7,497
Federal National Mortgage Association, 5.50%, 11/1/35	8,648,621	9,410
Federal National Mortgage Association, 6.00%, 5/1/35	308,185	340
Federal National Mortgage Association, 6.00%, 6/1/35	663,999	733
Federal National Mortgage Association, 6.00%, 7/1/35	4,026,626	4,444
Federal National Mortgage Association, 6.00%, 10/1/35	610,751	674
Federal National Mortgage Association, 6.00%, 11/1/35	4,391,054	4,852
Federal National Mortgage Association, 6.00%, 9/1/36	1,642,665	1,814

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 3/1/38	824,047	908
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,944,873	5,526
Federal National Mortgage Association, 6.50%, 7/1/37	5,914,745	6,704
Federal National Mortgage Association, 6.75%, 4/25/18	912,439	976
Federal National Mortgage Association TBA, 3.50%, 7/1/26	1,000,000	1,018
Federal National Mortgage Association TBA, 4.00%, 7/1/26	97,000,000	101,032
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	4,164,993	4,371
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,739
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,721
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	540
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.052%, 7/12/38 144A	400,000	443
Government National Mortgage Association, 5.00%, 7/15/33	1,307,532	1,426
Government National Mortgage Association, 5.50%, 1/15/32	80,054	89
Government National Mortgage Association, 5.50%, 2/15/32	986,790	1,092
Government National Mortgage Association, 5.50%, 9/15/32	27,363	30
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	198,000	212
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, 4.859%, 8/10/42	2,000,000	1,968
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.717%, 3/18/51 144A	9,095,000	9,974
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.067%, 4/15/45	4,000,000	4,439

The Accompanying Notes are an Integral Part of the Financial Statements.

146	Balanced Portfolio

Balanced Portfolio

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.217%, 2/15/31	2,630,000	2,639
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	536,000	600
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,652
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	573,357	592
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	443,287	462
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.255%, 1/25/37	2,314,386	762
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.991%, 8/12/45 144A	8,919,000	9,761
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	248,682	254
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	337,291	270
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.275%, 3/25/37	1,164,810	1,088
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.304%, 3/25/37	1,413,831	1,352
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.306%, 10/25/46	1,799,488	1,789
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.316%, 6/25/37	2,212,689	2,157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,112
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.802%, 11/25/34	786,318	730
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	257,773	259
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	76,483	79
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	411,089	429
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,545,911	2,456

Total Structured Products (Cost: $487,493)		501,543

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Aerospace/Defense (0.2%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	223,720	229
	Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	259
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	265,125	208
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	265,000	272
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	265,000	274
	L-3 Communications Corp., 6.375%, 10/15/15	2,040,000	2,096
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	318

	Total		3,656

	Autos/Vehicle Parts (0.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	180,000	196
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	148,000	148
	Chrysler Group LLC/CG Co.-Issuer, 8.00%, 6/15/19 144A	540,000	531
	Chrysler Group LLC/CG Co.-Issuer, 8.25%, 6/15/21 144A	245,000	240
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	306
	Exide Technologies, 8.625%, 2/1/18 144A	155,000	161
	Ford Motor Co., 7.45%, 7/16/31	1,060,000	1,202
	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	835,000	832
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	140,000	157
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	435,000	504
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	175,000	189
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	124,000	140
	Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	165,000	166
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	145,000	156
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	293
	Visteon Corp., 6.75%, 4/15/19 144A	330,000	318

	Total		5,539

	Basic Materials (0.4%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	229,000	248
	AK Steel Corp., 7.625%, 5/15/20	195,000	200
	Aleris International, Inc., 7.625%, 2/15/18 144A	220,000	220
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	205,000	211
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	216
	Berry Plastics Corp., 8.25%, 11/15/15	130,000	137
	Berry Plastics Corp., 9.50%, 5/15/18	290,000	288

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	147

Balanced Portfolio

Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Cascades, Inc., 7.875%, 1/15/20	100,000	104
Catalyst Paper Corp., 11.00%, 12/15/16 144A	195,000	167
Chemtura Corp., 7.875%, 9/1/18	120,000	126
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	200,000	214
CONSOL Energy, Inc., 8.00%, 4/1/17	145,000	158
CONSOL Energy, Inc., 8.25%, 4/1/20	110,000	120
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	145,000	145
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	290,000	296
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	145,000	161
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	235,000	244
Huntsman International LLC, 8.625%, 3/15/20	145,000	158
JMC Steel Group, 8.25%, 3/15/18 144A	150,000	152
LBI Escrow Corp., 8.00%, 11/1/17 144A	275,000	306
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	80,000	80
Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	260,000	259
Momentive Performance Materials, Inc., 9.00%, 1/15/21	145,000	148
Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	315
NewPage Corp., 10.00%, 5/1/12	770,000	231
NewPage Corp., 11.375%, 12/31/14	240,000	224
Novelis, Inc., 7.25%, 2/15/15	534,000	537
Omnova Solutions, Inc., 7.875%, 11/1/18 144A	145,000	139
Patriot Coal Corp., 8.25%, 4/30/18	150,000	155
Polymer Group, Inc., 7.75%, 2/1/19 144A	145,000	145
Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	248
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	305,000	285
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	520,000	507
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	915,000	908
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.5%, 10/15/16 144A	245,000	256
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	295,000	291
Severstal Columbus LLC, 10.25%, 2/15/18	185,000	205
Thompson Creek Metals Co., 7.375%, 6/1/18 144A	80,000	78
TPC Group LLC, 8.25%, 10/1/17 144A	235,000	244
United States Steel Corp., 7.375%, 4/1/20	220,000	226
Vedanta Resources PLC, 8.25%, 6/7/21 144A	250,000	252
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19 144A	205,000	183
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	120,000	124

Total		9,911

Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

Builders/Building Materials (0.1%)
Associated Materials LLC, 9.125%, 11/1/17 144A	120,000	120
Building Materials Corp. of America, 6.75%, 5/1/21 144A	245,000	246
Cemex SAB de CV, 9.00%, 1/11/18 144A	145,000	148
KB Home, 7.25%, 6/15/18	290,000	262
KB Home, 9.10%, 9/15/17	120,000	121
Lennar Corp., 6.95%, 6/1/18	280,000	272
Nortek, Inc., 8.50%, 4/15/21 144A	245,000	227
Ply Gem Industries, Inc., 8.25%, 2/15/18 144A	150,000	142
Standard Pacific Corp., 8.375%, 5/15/18	295,000	292
Texas Industries, Inc., 9.25%, 8/15/20	120,000	116
Vulcan Materials Co., 7.50%, 6/15/21	200,000	200

Total		2,146

Capital Goods (0.1%)
Calcipar SA, 6.875%, 5/1/18 144A	80,000	80
Case New Holland, Inc., 7.875%, 12/1/17 144A	205,000	225
The Manitowoc Co., Inc., 8.50%, 11/1/20	355,000	379
RSC Equipment Rental, 8.25%, 2/1/21	295,000	293
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	228,000	234
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	240,000	268
SPX Corp., 6.875%, 9/1/17 144A	295,000	316

Total		1,795

Consumer Products/Retailing (0.3%)
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	180,000	182
Chinos Acquisition Corp., 8.125%, 3/1/19 144A	315,000	303
Hanesbrands, Inc., 6.375%, 12/15/20	295,000	286
J.C. Penney Corp., Inc., 7.40%, 4/1/37	165,000	161
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	305,000	294
Levi Strauss & Co., 7.625%, 5/15/20	290,000	290
Limited Brands, Inc., 6.625%, 4/1/21	235,000	240
Limited Brands, Inc., 8.50%, 6/15/19	110,000	125
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	775,000	870
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	80,000	83
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	280,000	296
Phillips-Van Heusen Corp., 7.375%, 5/15/20	145,000	155
RadioShack Corp., 6.75%, 5/15/19 144A	130,000	125
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	360
Rite Aid Corp., 9.375%, 12/15/15	125,000	117
Rite Aid Corp., 10.25%, 10/15/19	135,000	149
Rite Aid Corp., 10.375%, 7/15/16	255,000	271
Sears Holdings Corp., 6.625%, 10/15/18 144A	335,000	311
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	110,000	121
SUPERVALU, Inc., 7.50%, 11/15/14	480,000	480
SUPERVALU, Inc., 8.00%, 5/1/16	210,000	214
Tops holding Corp./Tops Markets LLC, 10.125%, 10/15/15	220,000	234

The Accompanying Notes are an Integral Part of the Financial Statements.

148	Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	195
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	136
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	220,000	222
Visant Corp., 10.00%, 10/1/17	295,000	305

Total		6,525

Energy (0.8%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	894
ATP Oil & Gas Corp., 11.875%, 5/1/15	160,000	163
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	205,000	211
Chaparral Energy, Inc., 8.25%, 9/1/21	295,000	297
Chesapeake Energy Corp., 6.125%, 2/15/21	979,000	991
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	185
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	313
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	195,000	188
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	135,000	148
Comstock Resources, Inc., 7.75%, 4/1/19	295,000	297
Concho Resources, Inc., 7.00%, 1/15/21	135,000	140
Connacher Oil and Gas, Ltd., 8.50%, 8/1/19 144A	325,000	309
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	155,000	165
Denbury Resources, Inc., 8.25%, 2/15/20	148,000	161
El Paso Corp., 7.00%, 6/15/17	515,000	583
El Paso Corp., 7.25%, 6/1/18	325,000	365
El Paso Corp., 7.75%, 1/15/32	320,000	372
Energy Partners, Ltd., 8.25%, 2/15/18 144A	175,000	165
Energy Transfer Equity LP, 7.50%, 10/15/20	365,000	387
EXCO Resources, Inc., 7.50%, 9/15/18	295,000	287
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	355,000	359
Forest Oil Corp., 7.25%, 6/15/19	200,000	204
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	280,000	288
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	231
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21 144A	175,000	175
James River Escrow, Inc., 7.875%, 4/1/19 144A	80,000	79
Key Energy Services, Inc., 6.75%, 3/1/21	150,000	150
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	944
Linn Energy LLC/ Linn Energy Finance Corp., 6.50%, 5/15/19 144A	205,000	203
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	148
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	145,000	152
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	300,000	305
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	835,000	916
Newfield Exploration Co., 6.875%, 2/1/20	1,170,000	1,243
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	290,000	305

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	45,000	49
	Offshore Group Investments, Ltd., 11.50%, 8/1/15	220,000	239
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	455,000	468
	Oil States International, Inc., 6.50%, 6/1/19 144A	165,000	166
(d)	OPTI Canada, Inc., 7.875%, 12/15/14	290,000	119
(d)	OPTI Canada, Inc., 8.25%, 12/15/14	95,000	40
	Petrohawk Energy Corp., 7.25%, 8/15/18	220,000	226
	Petrohawk Energy Corp., 7.875%, 6/1/15	155,000	162
	Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	270
	Plains Exploration & Production Co., 7.00%, 3/15/17	280,000	288
	Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	398
	QEP Resources, Inc., 6.875%, 3/1/21	240,000	253
	Range Resources Corp., 5.75%, 6/1/21	635,000	624
	Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	321
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	440,000	446
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	265
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	220,000	242
	SESI LLC, 6.375%, 5/1/19 144A	265,000	262
	SM Energy Co., 6.625%, 2/15/19 144A	150,000	150
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	175,000	183
	Swift Energy Co., 8.875%, 1/15/20	235,000	252
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	190,000	197
	Venoco, Inc., 8.875%, 2/15/19 144A	-	-
	Venoco, Inc., 8.875%, 2/15/19	130,000	130
	W&T Offshore, Inc., 8.50%, 6/15/19 144A	245,000	248

	Total		18,321

	Financials (0.4%)
	Ally Financial, Inc., 7.50%, 9/15/20	190,000	198
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	393
	Ally Financial, Inc., 8.00%, 11/1/31	454,000	490
	American General Finance Corp., 5.40%, 12/1/15	385,000	352
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15 144A	153,103	153
	CIT Group, Inc., 7.00%, 5/2/16 144A	350,000	349
	CIT Group, Inc., 7.00%, 5/2/17 144A	270,000	269
	E*TRADE Financial Corp., 0.00%, 8/31/19	570,000	761
	E*TRADE Financial Corp., 6.75%, 6/1/16	165,000	162
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	195,000	200
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	152
	International Automotive Components Group S.L., 9.125%, 6/1/18 144A	80,000	82
	International Lease Finance Corp., 5.75%, 5/15/16	415,000	409
	International Lease Finance Corp., 6.25%, 5/15/19	410,000	401
	International Lease Finance Corp., 7.125%, 9/1/18 144A	955,000	1,022

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	149

Balanced Portfolio

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	International Lease Finance Corp., 8.625%, 9/15/15	85,000	92
	International Lease Finance Corp., 8.75%, 3/15/17	390,000	427
	International Lease Finance Corp., 8.875%, 9/1/17	190,000	209
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	128
	Regions Financial Corp., 7.75%, 11/10/14	175,000	185
	SLM Corp., 6.25%, 1/25/16	520,000	539
	SLM Corp., 8.00%, 3/25/20	840,000	902
	SLM Corp., 8.45%, 6/15/18	195,000	214
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	170,000	168
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	1

	Total		8,259

	Foods (0.2%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	115,000	116
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	140,000	141
(c)	Bumble Bee Holdco SCA, 9.625%, 3/15/18 144A	150,000	137
	Constellation Brands, Inc., 7.25%, 9/1/16	835,000	912
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	47
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	204
	Dean Foods Co., 7.00%, 6/1/16	395,000	391
	Dean Foods Co., 9.75%, 12/15/18 144A	175,000	186
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	115
	Dole Food Co., Inc., 13.875%, 3/15/14	191,000	229
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	210,000	214
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	395,000	384
	Pernod Ricard SA, 5.75%, 4/7/21 144A	1,490,000	1,556
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	330,000	305
	Smithfield Foods, Inc., 10.00%, 7/15/14	123,000	143
	TreeHouse Foods, Inc., 7.75%, 3/1/18	230,000	244

	Total		5,324

	Gaming/Leisure/Lodging (0.2%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	225,000	237
	AMC Entertainment, Inc., 9.75%, 12/1/20 144A	260,000	266
	Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	330,000	340
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	145
	The Geo Group, Inc., 6.625%, 2/15/21 144A	220,000	218
	Harrah’s Operating Co., 10.00%, 12/15/18	276,000	249
	Harrah’s Operating Co., 11.25%, 6/1/17	300,000	331
	The Hertz Corp., 6.75%, 4/15/19 144A	160,000	158
	Host Hotels & Resorts, Inc., 5.875%, 6/15/19 144A	45,000	45
	MGM Resorts International, 7.50%, 6/1/16	270,000	257
	MGM Resorts International, 9.00%, 3/15/20	350,000	383
	MGM Resorts International, 11.125%, 11/15/17	355,000	406
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	145,000	153
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	288

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	165,000	177
	Regal Entertainment Group, 9.125%, 8/15/18	155,000	160
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	178
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	80,000	83
	Speedway Motorsports, Inc., 6.75%, 2/1/19	205,000	205
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	356
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	145,000	158
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	120

	Total		4,913

	Health Care/Pharmaceuticals (0.4%)
	Alere, Inc., 8.625%, 10/1/18	200,000	204
	AMGH Merger Sub, Inc., 9.25%, 11/1/18 144A	120,000	127
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	130,000	134
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	130,000	135
(c)	Biomet, Inc., 10.375%, 10/15/17	155,000	171
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	175,000	185
	CDRT Merger Sub, Inc., 8.125%, 6/1/19 144A	130,000	130
	Centene Corp., 5.75%, 6/1/17	115,000	113
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	330,000	340
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	295,000	302
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	525,000	533
	Gentiva Health Services, Inc., 11.50%, 9/1/18	295,000	311
	Giant Funding Corp., 8.25%, 2/1/18 144A	355,000	370
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	240,000	249
	HCA, Inc., 7.25%, 9/15/20	195,000	209
	HCA, Inc., 7.875%, 2/15/20	130,000	141
	HCA, Inc., 8.50%, 4/15/19	325,000	359
(c)	HCA, Inc., 9.625%, 11/15/16	326,000	347
	HCA, Inc., 9.875%, 2/15/17	45,000	50
	Health Management Associates, Inc., 6.125%, 4/15/16	220,000	228
	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19 144A	265,000	262
	Kindred Escrow Corp., 8.25%, 6/1/19 144A	145,000	144
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21 144A	195,000	192
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	220,000	224
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	158
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	85,000	93
	Patheon, Inc., 8.625%, 4/15/17 144A	265,000	268
	Service Corp. International, 7.00%, 5/15/19	205,000	216
	Service Corp. International, 8.00%, 11/15/21	110,000	119
	Tenet Healthcare Corp., 8.875%, 7/1/19	285,000	314
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	198
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	120,000	118

The Accompanying Notes are an Integral Part of the Financial Statements.

150	Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	395,000	387
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	220,000	223
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	155,000	160
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	165,000	109
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	115,000	116

	Total		7,939

	Media (0.5%)
	AMC Networks, Inc., 7.75%, 7/15/21 144A	80,000	84
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	120,000	124
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	368,120	433
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	410,000	404
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	235,000	241
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	140,000	144
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	150
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	169
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	380,000	395
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	170,000	185
	CSC Holdings LLC, 8.625%, 2/15/19	235,000	265
	CSC Holdings, Inc., 7.875%, 2/15/18	345,000	377
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	233
	DISH DBS Corp., 6.75%, 6/1/21 144A	1,530,000	1,568
	DISH DBS Corp., 7.125%, 2/1/16	475,000	501
	DISH DBS Corp., 7.875%, 9/1/19	295,000	318
	EH Holding Corp., 6.50%, 6/15/19 144A	265,000	270
	EH Holding Corp., 7.625%, 6/15/21 144A	165,000	168
	Entravision Communications Corp., 8.75%, 8/1/17	145,000	150
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	165,000	181
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	360,000	357
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	150,000	149
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	400,000	397
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	530
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	400,000	424
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	525,000	564
	Lamar Media Corp., 6.625%, 8/15/15	165,000	167
	The McClatchy Co., 11.50%, 2/15/17	130,000	138
	Media General, Inc., 11.75%, 2/15/17	175,000	170
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	230,000	243

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	290,000	305
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	124,000	145
	QVC, Inc., 7.375%, 10/15/20 144A	195,000	205
	QVC, Inc., 7.50%, 10/1/19 144A	230,000	244
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	100,000	100
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	280,000	298
	Univision Communications, Inc., 7.875%, 11/1/20 144A	185,000	190
	Virgin Media Finance PLC., 8.375%, 10/15/19	110,000	123
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	145,000	152

	Total		11,261

	Other Holdings (0.0%)
	General Motors Co. Escrow, 7.20%, 1/15/12	200,000	4
	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	25

	Total		29

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	376
	DuPont Fabros Technology LP, 8.50%, 12/15/17	125,000	137

	Total		513

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	85,000	86
	EnergySolutions, 10.75%, 8/15/18	145,000	153
	Great Lakes Dredge & Dock Co., 7.375%, 2/1/19 144A	145,000	143
	Mobile Mini, Inc., 7.875%, 12/1/20	295,000	304
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	125,000	124
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	328

	Total		1,138

	Technology (0.2%)
	Amkor Technology, Inc., 6.625%, 6/1/21 144A	260,000	250
	Avaya, Inc., 7.00%, 4/1/19 144A	200,000	193
	CommScope, Inc., 8.25%, 1/15/19 144A	135,000	139
	First Data Corp., 7.375%, 6/15/19 144A	240,000	242
	First Data Corp., 8.25%, 1/15/21 144A	305,000	299
	First Data Corp., 9.875%, 9/24/15	115,000	118
(c)	First Data Corp., 10.55%, 9/24/15	542,792	563
	Freescale Semiconductor, Inc., 8.05%, 2/1/20 144A	260,000	261
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	285,000	316
	Iron Mountain, Inc., 8.00%, 6/15/20	130,000	135
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	240,000	237
	Sanmina-SCI Corp., 7.00%, 5/15/19 144A	80,000	76
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	150,000	149

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	151

Balanced Portfolio

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	Seagate HDD Cayman, 7.00%, 11/1/21 144A	130,000	130
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	290,000	304
	SunGard Data Systems, Inc., 7.375%, 11/15/18	190,000	190
	SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	242
	Travelport LLC, 9.875%, 9/1/14	255,000	235
	West Corp., 7.875%, 1/15/19 144A	145,000	141
	West Corp., 8.625%, 10/1/18 144A	295,000	298
	West Corp., 11.00%, 10/15/16	195,000	207

	Total		4,725

	Telecommunications (0.4%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	80,000	80
	Cincinnati Bell, Inc., 8.75%, 3/15/18	195,000	185
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.0%, 12/1/17 144A	195,000	204
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	560,000	599
	Cricket Communications, Inc., 7.75%, 10/15/20 144A	395,000	386
	Cricket Communications, Inc., 7.75%, 10/15/20	465,000	456
	Cricket Communications, Inc., 10.00%, 7/15/15	225,000	242
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	225,000	233
	Equinix, Inc., 8.125%, 3/1/18	280,000	305
	Frontier Communications Corp., 8.125%, 10/1/18	100,000	109
	Frontier Communications Corp., 8.50%, 4/15/20	385,000	420
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	174
	Frontier Communications Corp., 9.00%, 8/15/31	315,000	323
	GCI, Inc., 8.625%, 11/15/19	250,000	274
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	243
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	285,000	302
	Nextel Communications, Inc., 6.875%, 10/31/13	475,000	478
	NII Capital Corp., 7.625%, 4/1/21	180,000	188
	NII Capital Corp., 8.875%, 12/15/19	270,000	298
	PAETEC Holding Corp., 8.875%, 6/30/17	220,000	231
	SBA Telecommunications, Inc., 8.00%, 8/15/16	330,000	351
	SBA Telecommunications, Inc., 8.25%, 8/15/19	230,000	246
	Sprint Capital Corp., 6.90%, 5/1/19	455,000	469
	Sprint Nextel Corp., 6.00%, 12/1/16	510,000	509
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	632
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	220,000	229
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	210,000	238
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	488,948	563
	Windstream Corp., 7.75%, 10/15/20	905,000	948
	Windstream Corp., 7.875%, 11/1/17	225,000	239

	Total		10,154

	Below Investment Grade Segment (4.8%)	Shares/ $ Par	Value $ (000’s)

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	296
	Florida East Coast Railway Corp., 8.125%, 2/1/17 144A	175,000	181
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	250
	Teekay Corp., 8.50%, 1/15/20	115,000	119

	Total		846

	Utilities (0.3%)
	The AES Corp., 7.375%, 7/1/21 144A	195,000	198
	The AES Corp., 7.75%, 10/15/15	160,000	171
	The AES Corp., 8.00%, 10/15/17	325,000	344
	The AES Corp., 8.00%, 6/1/20	350,000	373
	Calpine Corp., 7.875%, 7/31/20 144A	495,000	517
	CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	435
	CMS Energy Corp., 4.25%, 9/30/15	595,000	612
	Dynegy Holdings, Inc., 7.50%, 6/1/15	345,000	281
	Dynegy Holdings, Inc., 7.75%, 6/1/19	235,000	171
	Edison Mission Energy, 7.00%, 5/15/17	415,000	336
	Edison Mission Energy, 7.20%, 5/15/19	270,000	215
	Edison Mission Energy, 7.50%, 6/15/13	250,000	252
	Edison Mission Energy, 7.75%, 6/15/16	440,000	396
	Elwood Energy LLC, 8.159%, 7/5/26	292,500	290
	Homer City Funding LLC, 8.137%, 10/1/19	208,000	190
	IPALCO Enterprises, Inc., 5.00%, 5/1/18 144A	1,200,000	1,172
	Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	205
	NRG Energy, Inc., 7.375%, 1/15/17	275,000	288
	NRG Energy, Inc., 7.625%, 1/15/18 144A	295,000	296
	NRG Energy, Inc., 7.625%, 5/15/19 144A	330,000	328
	NRG Energy, Inc., 8.25%, 9/1/20	290,000	296
	NV Energy, Inc., 6.25%, 11/15/20	340,000	357
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	100,000	60

	Total		7,783

	Total Below Investment Grade Segment (Cost: $106,499)		110,777

	Short-Term Investments (19.6%)

	Autos (1.5%)
(b)	American Honda Finance Corp., 0.638%, 11/7/12 144A	20,000,000	19,961
	Toyota Motor Credit Corp., 0.13%, 7/18/11	10,000,000	9,999
(k)	Toyota Motor Credit Corp., 0.338%, 8/22/11	6,000,000	6,001

	Total		35,961

	Building Products (0.3%)
(b)	Johnson Controls, Inc., 0.25%, 7/1/11	6,000,000	6,000

	Total		6,000

	Commercial Banks Non-US (1.9%)
(b)	Barclays US Funding LLC, 0.33%, 7/26/11	10,000,000	9,998

The Accompanying Notes are an Integral Part of the Financial Statements.

152	Balanced Portfolio

Balanced Portfolio

	Short-Term Investments (19.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks Non-US continued
(b)	HSBC Finance Corp., 0.14%, 7/7/11	10,000,000	10,000
	Rabobank Nederland NV of NY, 0.29%, 8/8/11	5,000,000	5,000
	Rabobank USA, 0.18%, 8/5/11	10,000,000	9,998
	UBS Finance LLC, 0.175%, 7/27/11	10,000,000	9,999

	Total		44,995

	Commercial Banks US (1.8%)
(b)	Bank of America Corp., 0.19%, 8/26/11	10,000,000	9,997
(b)	The Goldman Sachs Group, Inc., 0.21%, 8/8/11	10,000,000	9,998
	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	10,000,000	9,978
(b)	Morgan Stanley, 0.540%, 1/9/12	15,000,000	15,016

	Total		44,989

	Consumer Products/Retailing (0.7%)
(b)	eBay, Inc., 0.12%, 7/13/11	17,000,000	16,999

	Total		16,999

	Electronics (2.2%)
(b)	Cisco Systems, Inc., 0.07%, 7/14/11	20,000,000	20,000
(b)	IBM Corp., 0.06%, 7/19/11	10,000,000	10,000
	Xcel Energy, Inc., 0.28%, 7/5/11	20,000,000	19,999

	Total		49,999

	Energy (1.3%)
(b)	E. I. du Pont de Nemours & Co., 0.12%, 7/8/11	20,000,000	20,000
	Sempra Global, 0.30%, 7/7/11	10,000,000	9,999

	Total		29,999

	Federal Government & Agencies (0.4%)
(b)	Federal Home Loan Bank, 0.075%, 7/15/11	10,000,000	10,000

	Total		10,000

	Finance Services (0.9%)
(b)	Govco LLC, 0.12%, 7/29/11	10,000,000	9,999
(b)	Govco LLC, 0.22%, 7/28/11	10,000,000	9,998

	Total		19,997

	Machinery (1.7%)
(b)	Caterpillar Financial Services Corp., 0.07%, 7/1/11	20,000,000	20,000
(b)	John Deere Capital Corp., 0.09%, 7/11/11	10,000,000	10,000

	Short-Term Investments (19.6%)	Shares/ $ Par	Value $ (000’s)

	Machinery continued
(b)	John Deere Capital Corp., 0.12%, 7/12/11	10,000,000	9,999

	Total		39,999

	Miscellaneous Business Credit Institutions (0.8%)
(b)	General Electric Capital Corp., 0.03%, 7/8/11	8,000,000	8,000
(b)	PACCAR Financial Corp., 0.10%, 7/12/11	10,000,000	10,000

	Total		18,000

	Personal Credit Institutions (2.2%)
(b)	Nestle Capital Corp., 0.17%, 7/5/11	20,000,000	20,000
(b)	Old Line Funding LLC, 0.13%, 7/22/11	15,000,000	14,999
(b)	Old Line Funding LLC, 0.18%, 8/9/11	5,000,000	4,999
	Straight-A Funding LLC, 0.12%, 7/14/11	10,000,000	9,999

	Total		49,997

	Short Term Business Credit (2.6%)
(b)	Atlantic Asset Securitization LLC, 0.24%, 7/1/11	20,000,000	20,000
(b)	Falcon Asset Securitization Co. LLC, 0.13%, 7/18/11	10,000,000	9,999
(b)	Falcon Asset Securitization Co. LLC, 0.13%, 7/25/11	10,000,000	9,999
	Sheffield Receivables, 0.15%, 7/14/11	10,000,000	10,000
	Sheffield Receivables, 0.15%, 8/12/11	10,000,000	9,998

	Total		59,996

	Telecommunications (0.4%)
	Verizon Communications, Inc., 0.20%, 7/1/11	10,000,000	10,000

	Total		10,000

	Utilities (0.9%)
(b)	Exelon Corp., 0.20%, 7/1/11	20,000,000	20,000

	Total		20,000

	Total Short-Term Investments (Cost: $456,967)		456,931

	Total Investments (106.8%) (Cost: $2,280,349)(a)		2,482,229

	Other Assets, Less Liabilities (-6.8%)		(157,178)

	Net Assets (100.0%)		2,325,051

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	153

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $173,111 representing 7.4% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $2,280,349 and the net unrealized appreciation of investments based on that cost was $201,880 which is comprised of $234,413 aggregate gross unrealized appreciation and $32,533 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $63,499)	1,008	9/11	$2,800
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2011, $25,131)	210	9/11	(101)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2011, $31,841)	255	9/11	468
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2011, $88,122)	724	9/11	(446)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2011, $22,559)	103	9/11	34
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2011, $30,520)	239	9/11	(347)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(g)	All or portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	3,700	9/11	$80	$-	$80
Sell	Barclays Bank PLC	AUD	6,300	9/11	-	(258)	(258)
Sell	Barclays Bank PLC	BRL	2,405	9/11	-	(45)	(45)
Sell	Barclays Bank PLC	EUR	14,400	9/11	-	(425)	(425)
Buy	Barclays Bank PLC	JPY	821,265	9/11	306	-	306
Sell	Barclays Bank PLC	JPY	3,700,881	9/11	811	-	811
Sell	Barclays Bank PLC	MXN	84,700	7/11	-	(150)	(150)

					$1,197	$(878)	$319

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro

JPY — Japanese Yen

MXN — Mexican New Peso

The Accompanying Notes are an Integral Part of the Financial Statements.

154	Balanced Portfolio

Balanced Portfolio

(j)	Swap agreements outstanding on June 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR – 25 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/11	156,924	$29
Russell 1000 Growth Index Total Return	Credit Suisse International	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 3 Bps	5/12	129,992	539
Russell 1000 Growth Index Total Return	JPMorgan Chase Bank, N.A.	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 2 Bps	5/12	135,000	560
Russell 1000 Total Return Value Index	Credit Suisse International	3-Month USD LIBOR + 4 Bps	Russell1000 Total Return Value Index	5/12	130,000	(1,245)
Russell 1000 Total Return Value Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR + 5 Bps	Russell1000 Total Return Value Index	5/12	135,000	(1,293)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	1,240	(19)
Russell 2000 Growth Index Total Return	Credit Suisse International	Russell 2000 Growth Index Total Return	3-Month USD LIBOR - 55 Bps	5/12	35,001	(225)
Russell 2000 Value Index Total Return	Credit Suisse International	3-Month USD LIBOR - 45 Bps	Russell 2000 Value Index Total Return	5/12	35,000	(216)
Russell Midcap Growth Index Total Return	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 12 Bps	5/12	105,000	(245)
Russell Midcap Value Index Total Return	Credit Suisse International	3-Month USD LIBOR	Russell Midcap Value Index Total Return	5/12	104,999	(744)

						$(2,859)

(k)	Cash in the amount of of $5,115 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2011.

(l)	As of June 30, 2011 portfolio securities with an aggregate value of $299 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	155

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$890,196	$-	$-
Foreign Common Stocks	104,720	-	-
Preferred Stocks	-	1,431	-
US Government & Agency Bonds	-	128,481	-
Foreign Bonds	-	30,121	-
Municipal Bonds	-	14,820	-
Corporate Bonds	-	353,957	29
Structured Products	-	501,273	270
Short-Term Investments	-	456,931	-
Other Financial Instruments^
Futures	3,302	-	-
Forward Currency Contracts	-	1,197	-
Total Return Swaps	-	1,128	-
Liabilities:
Other Financial Instruments^
Futures	(894)	-	-
Forward Currency Contracts	-	(878)	-
Total Return Swaps	-	(3,987)	-
Total	$997,324	$1,484,474	$299

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

156	Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/11

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Investment Grade Segment includes bonds of companies and governments headquartered outside the United States.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual	$1,000.00	$ 1,042.90	$ 2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$ 2.64

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio	157

Asset Allocation Portfolio

Schedule of Investments

June 30, 2011 (unaudited)

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (33.2%)

	Consumer Discretionary (3.8%)
	Abercrombie & Fitch Co. - Class A	6,100	408
*	Amazon.com, Inc.	4,200	859
	Arcos Dorados Holdings, Inc. - Class A	4,100	86
	Coach, Inc.	13,000	831
*	DIRECTV - Class A	15,600	793
*	Discovery Communications, Inc.	14,100	515
*	General Motors Co.	1,125	34
*	General Motors Co. - A Warrants	1,023	22
*	General Motors Co. - B Warrants	1,023	16
	The Home Depot, Inc.	17,800	645
	Johnson Controls, Inc.	19,600	817
	Kohl’s Corp.	9,200	460
*	Las Vegas Sands Corp.	9,200	388
	Limited Brands, Inc.	17,100	658
	Marriott International, Inc. - Class A	5,500	195
	McDonald’s Corp.	15,800	1,332
	NIKE, Inc. - Class B	4,400	396
*	Priceline.com, Inc.	1,300	666
	The Walt Disney Co.	12,700	496

	Total		9,617

	Consumer Staples (2.8%)
	The Coca-Cola Co.	28,700	1,931
	Costco Wholesale Corp.	13,300	1,080
	CVS Caremark Corp.	16,805	632
	The Estee Lauder Cos., Inc. - Class A	3,500	368
*	Hansen Natural Corp.	4,400	356
	Kimberly-Clark Corp.	4,100	273
	Mead Johnson Nutrition Co.	12,300	831
	Philip Morris International, Inc.	26,100	1,743

	Total		7,214

	Energy (3.8%)
	Anadarko Petroleum Corp.	9,300	714
	Apache Corp.	2,900	358
	Chevron Corp.	2,900	298
	ConocoPhillips	3,800	286
	Exxon Mobil Corp.	31,500	2,563
	Halliburton Co.	23,600	1,204
	Kinder Morgan Energy Partners LP	2,300	167
	Occidental Petroleum Corp.	7,500	780
	Petroleo Brasileiro SA, ADR	19,500	660
	Schlumberger, Ltd.	19,800	1,711

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Weatherford International, Ltd.	45,700	857

	Total		9,598

	Financials (1.9%)
	American Express Co.	26,000	1,344
	The Goldman Sachs Group, Inc.	2,400	320
	HCP, Inc.	7,000	257
	Invesco, Ltd.	52,000	1,217
	JPMorgan Chase & Co.	8,900	364
	MetLife, Inc.	14,700	645
	New York Community Bancorp, Inc.	14,900	223
	Wells Fargo & Co.	11,700	328

	Total		4,698

	Health Care (3.8%)
	Abbott Laboratories	1,300	68
*	Alexion Pharmaceuticals, Inc.	10,700	503
	Allergan, Inc.	8,400	699
	AmerisourceBergen Corp.	23,600	977
	Bristol-Myers Squibb Co.	24,200	701
*	Celgene Corp.	9,500	573
*	Cerner Corp.	14,200	868
	Covidien PLC	10,800	575
*	Express Scripts, Inc.	24,700	1,333
*	Intuitive Surgical, Inc.	2,600	968
	Johnson & Johnson	3,200	213
	Merck & Co., Inc.	7,900	279
	Pfizer, Inc.	15,200	313
	Teva Pharmaceutical Industries, Ltd., ADR	10,500	506
*	Thermo Fisher Scientific, Inc.	14,500	934

	Total		9,510

	Industrials (4.4%)
	Caterpillar, Inc.	8,950	953
	Cummins, Inc.	9,300	962
	Danaher Corp.	19,400	1,028
	Dover Corp.	23,800	1,614
	FedEx Corp.	12,200	1,157
	Honeywell International, Inc.	21,850	1,302
	Illinois Tool Works, Inc.	15,600	881
	PACCAR, Inc.	14,950	764
	Pitney Bowes, Inc.	11,000	253
	Precision Castparts Corp.	3,800	626
	Union Pacific Corp.	8,150	851
	United Technologies Corp.	8,950	792

	Total		11,183

	Information Technology (8.9%)
	Altera Corp.	4,900	227
*	Apple, Inc.	11,000	3,692
*	Baidu, Inc., ADR	3,500	491
	Broadcom Corp. - Class A	19,500	656

The Accompanying Notes are an Integral Part of the Financial Statements.

158	Asset Allocation Portfolio

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Check Point Software Technologies, Ltd.	14,300	813
	Cisco Systems, Inc.	57,400	896
*	Citrix Systems, Inc.	11,000	880
*	Cognizant Technology Solutions Corp. - Class A	14,000	1,027
*	EMC Corp.	31,700	873
*	Google, Inc. - Class A	3,300	1,671
	Intel Corp.	28,300	627
	International Business Machines Corp.	17,000	2,916
*	Juniper Networks, Inc.	5,500	173
	MasterCard, Inc. - Class A	2,700	814
	Microsoft Corp.	70,900	1,843
	Nokia Corp. OYJ, ADR	18,300	118
	Oracle Corp.	62,600	2,060
	Paychex, Inc.	7,400	227
	Qualcomm, Inc.	22,200	1,261
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,100	266
	Western Union Co.	48,100	964

	Total		22,495

	Materials (1.4%)
	Freeport-McMoRan Copper & Gold, Inc.	16,500	873
	LyondellBasell Industries NV - Class A	17,700	682
	Potash Corp. of Saskatchewan, Inc.	10,900	621
	Praxair, Inc.	11,200	1,214
	Southern Copper Corp.	3,600	118

	Total		3,508

	Other Holdings (0.6%)
	iShares Russell 1000 Growth Index Fund	26,300	1,601

	Total		1,601

	Telecommunication Services (1.0%)
*	American Tower Corp. - Class A	19,800	1,036
	AT&T, Inc.	9,400	295
	CenturyLink, Inc.	6,400	259
	China Mobile, Ltd., ADR	5,300	248
	Deutsche Telekom AG, ADR	5,400	85
	France Telecom SA, ADR	3,300	70
	Telstra Corp., Ltd., ADR	7,700	120
	Verizon Communications, Inc.	7,800	290
	Vodafone Group PLC, ADR	3,900	104

	Total		2,507

	Utilities (0.8%)
	Ameren Corp.	9,400	271
	American Electric Power Co., Inc.	7,300	275
	CenterPoint Energy, Inc.	16,200	313

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Consolidated Edison, Inc.	5,200	277
	Exelon Corp.	6,300	270
	PPL Corp.	10,300	287
	Southern Co.	6,700	271

	Total		1,964

	Total Large Cap Common Stocks		83,895

	Mid Cap Common Stocks (10.5%)

	Consumer Discretionary (2.2%)
*	Bed Bath & Beyond, Inc.	7,700	449
*	BorgWarner, Inc.	3,200	259
*	Charter Communications, Inc. - Class A	906	49
	Chico’s FAS, Inc.	21,476	327
	DeVry, Inc.	9,900	585
*	Dollar Tree, Inc.	6,250	416
	Fortune Brands, Inc.	3,500	223
*	GameStop Corp. - Class A	9,000	240
*	Jack in the Box, Inc.	15,112	344
*	Lamar Advertising Co. - Class A	5,800	159
	Macy’s, Inc.	5,500	161
	The McGraw-Hill Cos., Inc.	5,500	231
	Nordstrom, Inc.	6,000	282
*	O’Reilly Automotive, Inc.	14,700	963
*	Penn National Gaming, Inc.	8,900	359
	Starbucks Corp.	14,500	573

	Total		5,620

	Consumer Staples (0.1%)
*	Ralcorp Holdings, Inc.	3,100	268

	Total		268

	Energy (0.8%)
*	Cameron International Corp.	9,000	453
	Cimarex Energy Co.	3,600	324
	Core Laboratories N.V.	2,200	245
*	Denbury Resources, Inc.	18,100	362
*	FMC Technologies, Inc.	3,400	152
*	Forest Oil Corp.	7,500	200
*	Oasis Petroleum, Inc.	10,100	300

	Total		2,036

	Financials (0.7%)
	Assured Guaranty, Ltd.	12,100	198
*	CB Richard Ellis Group, Inc. - Class A	11,800	296
	DuPont Fabros Technology, Inc.	8,500	214
*	E*TRADE Financial Corp.	1,934	27
*	IntercontinentalExchange, Inc.	2,615	326
	Lazard, Ltd. - Class A	7,200	267
*	MBIA, Inc.	18,900	164
	Raymond James Financial, Inc.	10,000	322

	Total		1,814

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	159

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care (1.4%)
*	Covance, Inc.	5,300	314
*	DaVita, Inc.	4,650	403
*	Health Management Associates, Inc. - Class A	76,150	821
*	IDEXX Laboratories, Inc.	1,600	124
*	Immucor, Inc.	21,875	447
*	Mettler-Toledo International, Inc.	3,200	540
	Pharmaceutical Product Development, Inc.	34,900	937

	Total		3,586

	Industrials (1.5%)
*	BE Aerospace, Inc.	5,500	224
	Cooper Industries PLC	3,500	209
*	Corrections Corp. of America	17,800	385
	Expeditors International of Washington, Inc.	7,700	394
*	Foster Wheeler AG	22,700	690
	Joy Global, Inc.	2,600	248
	MSC Industrial Direct Co., Inc. - Class A	5,600	371
*	Owens Corning, Inc.	5,500	205
	Republic Services, Inc.	6,600	204
	Robert Half International, Inc.	9,700	262
	Roper Industries, Inc.	6,479	540

	Total		3,732

	Information Technology (2.8%)
*	Alliance Data Systems Corp.	6,400	602
	Amphenol Corp. - Class A	17,600	950
*	Autodesk, Inc.	10,900	421
	Avago Technologies, Ltd.	33,200	1,262
*	BMC Software, Inc.	22,000	1,203
*	F5 Networks, Inc.	1,300	143
	Global Payments, Inc.	8,800	449
*	Informatica Corp.	2,400	140
	Microchip Technology, Inc.	15,600	591
*	Monster Worldwide, Inc.	6,300	92
*	Skyworks Solutions, Inc.	9,200	211
*	Teradata Corp.	2,300	139
*	VeriFone Systems, Inc.	9,100	404
*	Zebra Technologies Corp. - Class A	10,900	460

	Total		7,067

	Materials (0.6%)
	Ecolab, Inc.	5,700	321
*	Owens-Illinois, Inc.	13,200	341
	PPG Industries, Inc.	4,700	427
*	Solutia, Inc.	8,686	198
	Titanium Metals Corp.	11,200	205

	Total		1,492

	Telecommunication Services (0.4%)
*	NII Holdings, Inc.	6,800	288
*	SBA Communications Corp. - Class A	10,300	394

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Windstream Corp.	20,700	268

	Total		950

	Total Mid Cap Common Stocks		26,565

	Small Cap Common Stocks (5.0%)

	Consumer Discretionary (0.7%)
*	American Public Education, Inc.	3,200	143
*	Bally Technologies, Inc.	3,050	124
*	Bravo Brio Restaurant Group, Inc.	7,950	194
*	Deckers Outdoor Corp.	1,250	110
*	Dex One Corp.	1,989	5
*	Genesco, Inc.	3,650	190
*	Grand Canyon Education, Inc.	2,850	40
*	LKQ Corp.	9,100	238
	The Men’s Wearhouse, Inc.	4,700	158
	Monro Muffler Brake, Inc.	3,025	113
*	Red Robin Gourmet Burgers, Inc.	1,850	67
*	Shuffle Master, Inc.	9,700	91
*	Ulta Salon, Cosmetics & Fragrance, Inc.	1,950	126
*	Vera Bradley, Inc.	4,050	155

	Total		1,754

	Consumer Staples (0.2%)
*	Heckmann Corp.	25,250	152
*	Primo Water Corp.	6,750	97
*	TreeHouse Foods, Inc.	2,244	123
*	United Natural Foods, Inc.	4,400	188

	Total		560

	Energy (0.5%)
*	Brigham Exploration Co.	5,850	175
	CARBO Ceramics, Inc.	1,450	236
*	Carrizo Oil & Gas, Inc.	6,400	267
*	Gulfport Energy Corp.	6,300	187
*	Superior Energy Services, Inc.	4,400	164
*	Swift Energy Co.	4,350	162

	Total		1,191

	Financials (0.5%)
	Boston Private Financial Holdings, Inc.	16,300	107
	East West Bancorp, Inc.	3,900	79
	Greenhill & Co., Inc.	1,200	65
	Market Vectors Junior Gold Miners ETF	4,600	159
*	MF Global Holdings, Ltd.	18,000	139
	MFA Financial, Inc.	15,200	122
*	Netspend Holdings, Inc.	8,650	87
*	Portfolio Recovery Associates, Inc.	3,646	309
	Synovus Financial Corp.	53,000	110

	Total		1,177

The Accompanying Notes are an Integral Part of the Financial Statements.

160	Asset Allocation Portfolio

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care (0.7%)
*	Align Technology, Inc.	6,000	137
*	DexCom, Inc.	15,559	225
*	Endologix, Inc.	873	8
*	Exact Sciences Corp.	15,000	129
*	Fluidigm Corp.	4,250	71
*	Illumina, Inc.	2,000	150
*	IPC The Hospitalist Co.	5,415	251
*	MAP Pharmaceuticals, Inc.	3,450	55
	Masimo Corp.	2,034	60
*	Natus Medical, Inc.	6,150	93
*	NxStage Medical, Inc.	5,800	121
*	PSS World Medical, Inc.	4,600	129
	U.S. Physical Therapy, Inc.	2,900	72
*	Volcano Corp.	4,450	144
*	Zoll Medical Corp.	2,100	119

	Total		1,764

	Industrials (0.8%)
	Actuant Corp. - Class A	5,900	158
*	Chart Industries, Inc.	3,050	165
*	GrafTech International, Ltd.	6,400	130
*	Higher One Holdings, Inc.	10,000	189
*	Hub Group, Inc. - Class A	7,550	284
*	The Keyw Holding Corp.	6,300	78
	Knoll, Inc.	6,215	125
*	Polypore International, Inc.	3,400	231
	Robbins & Myers, Inc.	1,900	101
	Snap-on, Inc.	2,550	159
	Tennant Co.	2,450	98
*	Titan Machinery, Inc.	1,050	30
*	TransDigm Group, Inc.	2,250	205
*	WESCO International, Inc.	2,300	124

	Total		2,077

	Information Technology (1.4%)
*	Advanced Energy Industries, Inc.	8,541	126
*	Ancestry.com, Inc.	4,650	193
*	Calix, Inc.	8,850	184
*	Cardtronics, Inc.	11,150	262
*	Concur Technologies, Inc.	3,200	160
*	Cornerstone OnDemand, Inc.	2,600	46
*	Dice Holdings, Inc.	10,800	146
*	Diodes, Inc.	4,950	129
*	Equinix, Inc.	1,236	125
*	EZchip Semiconductor, Ltd.	3,550	131
*	Finisar Corp.	3,550	64
*	InterXion Holding NV	1,500	23
*	Microsemi Corp.	6,150	126
	MKS Instruments, Inc.	2,450	65
*	Nanometrics, Inc.	7,400	141
	Pegasystems, Inc.	3,550	165
*	RightNow Technologies, Inc.	4,950	160
*	Riverbed Technology, Inc.	3,150	125
*	Sourcefire, Inc.	9,700	288
*	SPS Commerce, Inc.	8,200	146
*	SuccessFactors, Inc.	3,550	104
*	Synchronoss Technologies, Inc.	7,050	224

	Domestic Common Stocks and Warrants (48.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	The Ultimate Software Group, Inc.	4,650	253
*	VASCO Data Security International, Inc.	7,850	98
*	VistaPrint NV	1,300	62

	Total		3,546

	Materials (0.1%)
	Balchem Corp.	3,100	136
	Globe Specialty Metals, Inc.	4,400	98
	Kronos Worldwide, Inc.	4,600	145

	Total		379

	Other Holdings (0.0%)
	iShares Nasdaq Biotechnology Index Fund	1,300	139

	Total		139

	Telecommunication Services (0.1%)
	AboveNet, Inc.	2,050	144

	Total		144

	Total Small Cap Common Stocks		12,731

	Total Domestic Common Stocks and Warrants (Cost: $97,217)		123,191

	Foreign Common Stocks (5.3%)

	Other Holdings (5.3%)
	iShares MSCI EAFE Index Fund	10,000	601
	iShares MSCI Emerging Markets Index	60,000	2,856
	Vanguard Emerging Markets ETF	203,000	9,870

	Total Foreign Common Stocks (Cost: $12,973)		13,327

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc., 8.50%, 5/15/16	4,680	200
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	44

	Total Preferred Stocks (Cost: $220)		244

	Investment Grade Segment (6.4%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	17

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	161

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense continued
Goodrich Corp., 4.875%, 3/1/20	15,000	16
L-3 Communications Corp., 5.20%, 10/15/19	5,000	5
Meccanica Holdings USA, 6.25%, 7/15/19 144A	30,000	32
Meccanica Holdings USA, 6.25%, 1/15/40 144A	15,000	14
Northrop Grumman Corp., 3.50%, 3/15/21	70,000	66

Total		150

Auto Manufacturing (0.1%)
American Honda Finance Corp., 3.50%, 3/16/15 144A	35,000	37
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	75,000	76
PACCAR Financial Corp., 1.95%, 12/17/12	10,000	10
PACCAR, Inc., 6.875%, 2/15/14	20,000	23
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	45

Total		191

Banking (1.8%)
Bank of America Corp., 3.625%, 3/17/16	35,000	35
Bank of America Corp., 5.00%, 5/13/21	40,000	40
Bank of America Corp., 5.625%, 7/1/20	115,000	119
Bank of America Corp., 5.75%, 12/1/17	20,000	21
Bank of America Corp., 6.00%, 9/1/17	30,000	32
Bank of New York Mellon Corp., 2.50%, 1/15/16	15,000	15
Barclays Bank PLC, 2.50%, 9/21/15 144A	200,000	198
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	300,000	293
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	150,000	154
Cie de Financement Foncier, 2.50%, 9/16/15 144A	50,000	50
Citigroup, Inc., 3.953%, 6/15/16	200,000	205
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	42
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	5,000	5
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	137
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	250,000	247
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	200,000	204
Eksportfinans ASA, 2.00%, 9/15/15	250,000	249
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	135,000	136
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	54
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	6
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	36
Jefferies Group, Inc., 5.125%, 4/13/18	75,000	75
JPMorgan Chase & Co., 3.15%, 7/5/16	240,000	241
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	33
JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	38
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	20
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	131
Morgan Stanley, 3.80%, 4/29/16	120,000	119
Morgan Stanley, 7.30%, 5/13/19	5,000	6
Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	256
NB Capital Trust IV, 8.25%, 4/15/27	25,000	26
PNC Funding Corp., 4.375%, 8/11/20	65,000	66
Regions Financial Corp., 5.75%, 6/15/15	40,000	39
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	20,000	20
Sparebank 1 Boligkreditt AS, 2.625%, 5/27/16 144A	200,000	200
State Street Corp., 2.875%, 3/7/16	75,000	76
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	28

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Swedbank AB, 2.90%, 1/14/13 144A	500,000	517
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	80,000	81
U.S. Bancorp, 3.442%, 2/1/16	45,000	46
U.S. Bancorp, 4.20%, 5/15/14	30,000	32
Union Bank, 3.00%, 6/6/16	80,000	80
USB Capital XIII Trust, 6.625%, 12/15/39	20,000	21
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 3.676%, 6/15/16	160,000	164
Wells Fargo & Co., 4.60%, 4/1/21	45,000	45
Westpac Banking Corp., 3.00%, 8/4/15	20,000	20

Total		4,669

Beverage/Bottling (0.1%)
Anheuser-Busch Cos., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., 5.75%, 4/1/36	15,000	16
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	44
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	96
The Coca-Cola Co., 3.15%, 11/15/20	50,000	48
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	38
PepsiCo, Inc., 2.50%, 5/10/16	35,000	35
PepsiCo, Inc., 3.125%, 11/1/20	45,000	43
PepsiCo, Inc., 7.90%, 11/1/18	35,000	45

Total		370

Cable/Media/Broadcasting/Satellite (0.3%)
Comcast Corp., 6.95%, 8/15/37	70,000	79
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	55,000	57
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/1/21	50,000	52
Discovery Communications LLC, 5.05%, 6/1/20	25,000	26
Gannett Co., Inc., 7.125%, 9/1/18 144A	30,000	30
Gannett Co., Inc., 9.375%, 11/15/17	40,000	44
Historic TW, Inc., 6.625%, 5/15/29	40,000	43
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
NBCUniveral Media LLC, 2.875%, 4/1/16 144A	70,000	70
News America, Inc., 4.50%, 2/15/21 144A	60,000	59
News America, Inc., 6.90%, 8/15/39	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	74
Time Warner Cable, Inc., 4.125%, 2/15/21	100,000	97
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	70
Time Warner, Inc., 4.75%, 3/29/21	50,000	51

Total		775

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 7.60%, 5/15/14	40,000	46
E.I. du Pont de Nemours & Co., 2.75%, 4/1/16	30,000	31
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
Honeywell International, Inc., 5.30%, 3/1/18	45,000	50
United Technologies Corp., 5.375%, 12/15/17	70,000	80

Total		213

Consumer Products (0.1%)
Fortune Brands, Inc., 5.375%, 1/15/16	65,000	71
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	43
Unilever Capital Corp., 2.75%, 2/10/16	55,000	56

Total		170

Electric Utilities (0.6%)
Alabama Power Co., 3.375%, 10/1/20	25,000	24

The Accompanying Notes are an Integral Part of the Financial Statements.

162	Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Alabama Power Co., 3.95%, 6/1/21	50,000	50
Ameren Corp., 8.875%, 5/15/14	15,000	17
Appalachian Power Co., 4.60%, 3/30/21	45,000	45
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	29,091	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	28
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	25
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	11
The Detroit Edison Co., 3.45%, 10/1/20	25,000	24
The Detroit Edison Co., 3.90%, 6/1/21	25,000	25
DTE Energy Co., 6.375%, 4/15/33	5,000	5
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	45
Energy Future Holdings Corp., 10.00%, 1/15/20	55,000	58
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	13,000	14
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	29
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	34
FirstEnergy Corp., 7.375%, 11/15/31	20,000	23
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	25,045	25
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	49
Nevada Power Co., 5.95%, 3/15/16	10,000	11
Nextera Energy, Inc., 4.50%, 6/1/21	120,000	118
NSTAR, 4.50%, 11/15/19	10,000	10
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	71
Pacific Gas & Electric Co., 4.80%, 3/1/14	30,000	33
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
PacifiCorp., 3.85%, 6/15/21	50,000	50
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	29
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	12
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	106
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	33
San Diego Gas & Electric Co., 4.50%, 8/15/40	30,000	27
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	11
Sempra Energy, 6.15%, 6/15/18	15,000	17
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	16
Southern California Edison Co., 3.875%, 6/1/21	45,000	45
Tampa Electric Co., 5.40%, 5/15/21	30,000	33
Tampa Electric Co., 6.10%, 5/15/18	25,000	29
The Toledo Edison Co., 6.15%, 5/15/37	40,000	42
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	65,000	62

Total		1,456

Electronics (0.1%)
Broadcom Corp., 2.375%, 11/1/15 144A	35,000	35
Cisco Systems, Inc., 3.15%, 3/14/17	70,000	71
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	55
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	101
International Business Machines Corp., 2.00%, 1/5/16	100,000	99

Total		361

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	10
General Mills, Inc., 5.25%, 8/15/13	10,000	11

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
General Mills, Inc., 5.70%, 2/15/17	55,000	63
Kellogg Co., 4.00%, 12/15/20	35,000	35
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	63
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	24
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	37

Total		243

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	11
Energy Transfer Partners LP, 4.65%, 6/1/21	15,000	15
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	39
Enterprise Products Operating LLC, 3.20%, 2/1/16	70,000	71
Enterprise Products Operating LLC, 6.65%, 4/15/18	50,000	58
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	10,000	11
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	16
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	35
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	17
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	23
Spectra Energy Partners LP, 2.95%, 6/15/16	30,000	30
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	60,000	63

Total		394

Health Care/Pharmaceuticals (0.2%)
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	23
Johnson & Johnson, 5.85%, 7/15/38	40,000	44
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	29
Medtronic, Inc., 2.625%, 3/15/16	30,000	30
Merck & Co., 3.875%, 1/15/21	55,000	55
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	5,000	6
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	75,000	86
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	61
Wyeth, 5.50%, 2/15/16	5,000	6
Wyeth, 5.95%, 4/1/37	35,000	38

Total		395

Independent Finance (0.1%)
American International Group, Inc., 5.60%, 10/18/16	25,000	26
American International Group, Inc., 6.40%, 12/15/20	55,000	59
General Electric Capital Corp., 2.95%, 5/9/16	125,000	126
General Electric Capital Corp., 5.625%, 5/1/18	125,000	137

Total		348

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	30,000	31
Google, Inc., 2.125%, 5/19/16	115,000	115
Microsoft Corp., 2.50%, 2/8/16	40,000	41
Oracle Corp., 3.875%, 7/15/20 144A	50,000	50
SAIC, Inc., 4.45%, 12/1/20 144A	25,000	26
SAIC, Inc., 5.95%, 12/1/40 144A	50,000	53

Total		316

Life Insurance (0.0%)
Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	163

Asset Allocation Portfolio

Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

Life Insurance continued
Prudential Financial, Inc., 4.50%, 11/15/20	45,000	44
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	20
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	23
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	26

Total		123

Machinery (0.1%)
Caterpillar, Inc., 3.90%, 5/27/21	110,000	110
John Deere Capital Corp., 5.50%, 4/13/17	40,000	46

Total		156

Metals/Mining (0.2%)
ArcelorMittal, 5.375%, 6/1/13	10,000	11
ArcelorMittal, 5.50%, 3/1/21	15,000	15
ArcelorMittal USA, Inc., 6.50%, 4/15/14	10,000	11
Barrick Gold Corp., 2.90%, 5/30/16 144A	80,000	80
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	80,000	79
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Teck Resources, Ltd., 4.75%, 1/15/22	80,000	80
Teck Resources, Ltd., 6.25%, 7/15/41	55,000	56
Vale Overseas, Ltd., 5.625%, 9/15/19	60,000	64

Total		445

Oil and Gas (0.4%)
BP Capital Markets PLC, 4.742%, 3/11/21	70,000	72
BP Capital Markets PLC, 4.75%, 3/10/19	85,000	90
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	28
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	50
ConocoPhillips, 6.00%, 1/15/20	60,000	70
EnCana Corp., 5.90%, 12/1/17	50,000	57
EnCana Corp., 6.50%, 8/15/34	30,000	32
EnCana Corp., 6.625%, 8/15/37	10,000	11
Ensco PLC, 4.70%, 3/15/21	35,000	35
EOG Resources, Inc., 4.10%, 2/1/21	30,000	30
EOG Resources, Inc., 4.40%, 6/1/20	15,000	15
EOG Resources, Inc., 5.625%, 6/1/19	5,000	6
Hess Corp., 5.60%, 2/15/41	25,000	24
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Marathon Oil Corp., 6.60%, 10/1/37	10,000	11
Nexen, Inc., 5.875%, 3/10/35	50,000	47
Noble Energy, Inc., 6.00%, 3/1/41	15,000	15
Occidental Petroleum Corp., 4.125%, 6/1/16	40,000	44
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	16
Petro-Canada, 5.95%, 5/15/35	45,000	46
Shell International Finance BV, 4.30%, 9/22/19	120,000	126
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	17
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	43
Total Capital SA, 4.45%, 6/24/20	100,000	104
Valero Energy Corp., 6.125%, 2/1/20	45,000	49

Total		1,049

Other Finance (0.1%)
American Express Co., 6.15%, 8/28/17	35,000	40
American Express Credit Corp., 5.125%, 8/25/14	15,000	16
CVS Pass-Through Trust, 6.036%, 12/10/28	39,897	42

	Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

	Other Finance continued
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	45,000	45
	USAA Capital Corp., 2.24%, 3/30/12	60,000	61

	Total		204

	Other Holdings (0.8%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	270,000	287
(f)	Canadian Treasury Bill, 0.00%, 7/21/11	694,000	719
(f)	Mexico Cetes, 0.00%, 7/28/11	710,000	604
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	300,000	191
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	162

	Total		1,963

	Other Services (0.0%)
	American Tower Corp., 4.625%, 4/1/15	10,000	11
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	Republic Services, Inc., 3.80%, 5/15/18	50,000	50
	Republic Services, Inc., 5.25%, 11/15/21	25,000	26
	Waste Management, Inc., 4.60%, 3/1/21	30,000	31

	Total		135

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	24
	Burlington Northern Santa Fe LLC, 4.10%, 6/1/21	80,000	79
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	Canadian Pacific Railway Co., 4.45%, 3/15/23	10,000	10
	CSX Corp., 5.60%, 5/1/17	30,000	34
	Norfolk Southern Corp., 5.64%, 5/17/29	50,000	53
	Union Pacific Corp., 4.00%, 2/1/21	15,000	15

	Total		221

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	72
	BRE Properties, Inc., 5.20%, 3/15/21	35,000	36
	BRE Properties, Inc., 5.50%, 3/15/17	15,000	16
	Developers Diversified Realty Corp., 4.75%, 4/15/18	90,000	89
	ERP Operating LP, 5.125%, 3/15/16	20,000	22
	HCP, Inc., 3.75%, 2/1/16	15,000	15
	HCP, Inc., 6.00%, 1/30/17	25,000	28
	HCP, Inc., 6.70%, 1/30/18	10,000	11
	Health Care REIT, Inc., 3.625%, 3/15/16	15,000	15
	Vornado Realty LP, 4.25%, 4/1/15	90,000	93
	WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	29
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	15,000	17

	Total		443

	Restaurants (0.0%)
	Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	29

	Total		29

	Retail Food and Drug (0.1%)
	CVS Caremark Corp., 5.75%, 5/15/41	30,000	30
	CVS Caremark Corp., 6.25%, 6/1/27	40,000	44
	Delhaize Group, 6.50%, 6/15/17	40,000	46
	The Kroger Co., 7.50%, 4/1/31	40,000	48
	Safeway, Inc., 6.35%, 8/15/17	60,000	69

	Total		237

	Retail Stores (0.1%)
	The Home Depot, Inc., 5.875%, 12/16/36	45,000	46

The Accompanying Notes are an Integral Part of the Financial Statements.

164	Asset Allocation Portfolio

Asset Allocation Portfolio

	Investment Grade Segment (6.4%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	Lowe’s Cos., Inc., 5.80%, 4/15/40	20,000	21
	Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
	Nordstrom, Inc., 7.00%, 1/15/38	15,000	18
	Target Corp., 6.50%, 10/15/37	15,000	17
	Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	33
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	15
	Wal-Mart Stores, Inc., 4.25%, 4/15/21	20,000	21
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	40,000	37
	Wal-Mart Stores, Inc., 5.625%, 4/15/41	40,000	41

	Total		287

	Telecommunications (0.3%)
	America Movil SAB de CV, 5.00%, 3/30/20	65,000	68
	AT&T Corp., 8.00%, 11/15/31	200,000	265
	AT&T, Inc., 2.95%, 5/15/16	50,000	51
	CenturyLink, Inc., 5.15%, 6/15/17	70,000	70
	Qwest Corp., 6.50%, 6/1/17	40,000	43
	Qwest Corp., 8.375%, 5/1/16	10,000	12
	Rogers Communications, Inc., 6.375%, 3/1/14	50,000	56
	Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	35
	Verizon Communications, Inc., 5.85%, 9/15/35	80,000	82
	Verizon Communications, Inc., 6.25%, 4/1/37	30,000	32
	Verizon Communications, Inc., 6.35%, 4/1/19	50,000	58

	Total		772

	Tobacco (0.0%)
	Philip Morris International, Inc., 2.50%, 5/16/16	40,000	40

	Total		40

	Transportation Services (0.0%)
	United Parcel Service, Inc., 3.125%, 1/15/21	45,000	43

	Total		43

	Total Investment Grade Segment (Cost: $15,711)		16,198

	Governments (4.3%)

	Governments (4.3%)
	Federal Home Loan Bank, 2.00%, 1/27/23	120,000	120
	Overseas Private Investment, 4.10%, 11/15/14	43,920	47
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	1,037
	US Department of Housing & Urban Development, 6.08%, 8/1/13	100,000	100
	US Treasury, 0.75%, 6/15/14	175,000	175
	US Treasury, 1.25%, 2/15/14	1,085,000	1,101
	US Treasury, 1.75%, 5/31/16	225,000	225
	US Treasury, 2.00%, 4/30/16	220,000	223
	US Treasury, 2.375%, 5/31/18	70,000	70
	US Treasury, 2.75%, 2/15/19	1,280,000	1,292
	US Treasury, 2.875%, 3/31/18	2,340,000	2,411
	US Treasury, 3.625%, 2/15/21	130,000	136
	US Treasury, 3.875%, 8/15/40	1,100,000	1,007
	US Treasury, 4.25%, 11/15/40	1,070,000	1,046
	US Treasury, 4.625%, 2/15/40	380,000	396
	US Treasury, 5.25%, 2/15/29	540,000	623
	US Treasury, 5.375%, 2/15/31	230,000	270
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	173,972	178

Governments (4.3%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.625%, 7/15/17	299,441	348

Total Governments (Cost: $10,673)		10,805

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	84
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	5
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	57
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	40
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	50,000	51
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	71
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	82
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	15
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	45
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	13
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	43
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	110,000	103
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	30
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	30
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	10
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	84
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	57
State of California, Series 2010, 7.60%, 11/1/40 GO	25,000	29
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	88
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	21
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	53

Total Municipal Bonds (Cost: $1,009)		1,022

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	165

Asset Allocation Portfolio

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products (12.5%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,339
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.451%, 2/14/43 IO	1,745,188	34
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	79,966	61
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	96,830	68
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.245%, 1/25/37	53,574	26
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.275%, 5/25/37	64,907	36
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/13/50	175,000	181
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	158
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	31,658	32
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	27,202	28
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	92
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	120,454	105
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	109,848	96
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	261,222	258
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.685%, 8/25/20 IO	1,043,069	94
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	298,796	286
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	61,365	65
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	896,762	897

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	1,147,119	1,147
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	768,969	769
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	92,242	99
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	175,981	188
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	68,158	72
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	886,422	919
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	350,344	364
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,378,255	1,428
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	712,772	738
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	107,474	116
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	21,788	23
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	79,349	86
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	58,817	64
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	82,483	88
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	236,068	252
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	432,746	460
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	23,183	25
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	73,631	80
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	15,816	17
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	111,697	122
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	210,405	228
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	78,312	85
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	263,186	284
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	88,560	92
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	70,166	78

The Accompanying Notes are an Integral Part of the Financial Statements.

166	Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/26	500,000	520
Federal Home Loan Mortgage Corp. TBA, 4.00%, 5/1/41	880,000	886
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/41	445,000	472
Federal National Mortgage Association, 4.50%, 6/1/19	205,912	220
Federal National Mortgage Association, 4.50%, 12/1/19	20,611	22
Federal National Mortgage Association, 4.50%, 7/1/20	86,844	93
Federal National Mortgage Association, 4.50%, 9/1/24	145,108	154
Federal National Mortgage Association, 4.50%, 11/1/40	876,507	908
Federal National Mortgage Association, 5.00%, 3/1/20	91,036	99
Federal National Mortgage Association, 5.00%, 4/1/20	35,256	38
Federal National Mortgage Association, 5.00%, 5/1/20	147,728	160
Federal National Mortgage Association, 5.00%, 11/1/34	564,067	604
Federal National Mortgage Association, 5.00%, 4/1/35	80,388	86
Federal National Mortgage Association, 5.00%, 7/1/35	268,551	288
Federal National Mortgage Association, 5.00%, 10/1/35	49,096	53
Federal National Mortgage Association, 5.00%, 5/1/38	810,350	862
Federal National Mortgage Association, 5.00%, 4/1/41	687,158	732
Federal National Mortgage Association, 5.32%, 4/1/14	129,259	139
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	598
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	165
Federal National Mortgage Association, 5.50%, 4/1/21	70,876	77
Federal National Mortgage Association, 5.50%, 10/1/34	240,861	262
Federal National Mortgage Association, 5.50%, 3/1/35	107,902	118
Federal National Mortgage Association, 5.50%, 9/1/35	564,204	614
Federal National Mortgage Association, 5.50%, 11/1/35	578,747	630
Federal National Mortgage Association, 5.50%, 2/1/37	401,377	437
Federal National Mortgage Association, 5.50%, 4/1/38	722,232	786

Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 10/1/34	204,799	227
Federal National Mortgage Association, 6.00%, 11/1/34	203,559	225
Federal National Mortgage Association, 6.00%, 5/1/35	11,142	12
Federal National Mortgage Association, 6.00%, 6/1/35	1,789	2
Federal National Mortgage Association, 6.00%, 7/1/35	120,291	133
Federal National Mortgage Association, 6.00%, 10/1/35	53,727	59
Federal National Mortgage Association, 6.00%, 11/1/35	137,638	152
Federal National Mortgage Association, 6.00%, 9/1/36	56,841	63
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	267,649	299
Federal National Mortgage Association, 6.50%, 1/1/39	547,998	621
Federal National Mortgage Association TBA, 4.00%, 7/1/26	4,600,000	4,791
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	201,940	212
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	337
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	337
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	43
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.052%, 7/12/38 144A	30,000	33
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	25,000	27
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.717%, 3/18/51 144A	522,000	572
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.067%, 4/15/45	200,000	222
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.217%, 2/15/31	130,000	130
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	32,000	36
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	177
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	34,351	36

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	167

Asset Allocation Portfolio

	Structured Products (12.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	26,983	28
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.255%, 1/25/37	125,985	42
	Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.991%, 8/12/45 144A	557,000	610
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	14,686	15
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.275%, 3/25/37	63,407	59
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.304%, 3/25/37	73,488	70
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.306%, 10/25/46	92,665	92
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.316%, 6/25/37	116,907	114
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.802%, 11/25/34	40,740	38
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	15,817	16
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	5,463	6
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	26,130	27
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	131,728	127

	Total Structured Products (Cost: $30,590)		31,693

	Below Investment Grade Segment (6.5%)

	Aerospace/Defense (0.1%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	38,080	39
	Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	39
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	47,546	37
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	40,000	41
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	40,000	42
	L-3 Communications Corp., 6.375%, 10/15/15	100,000	103
	Triumph Group, Inc., 8.625%, 7/15/18	40,000	44

	Total		345

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	18,000	20
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	45,000	45
Chrysler Group LLC/CG Co.-Issuer, 8.00%, 6/15/19 144A	90,000	88
Chrysler Group LLC/CG Co.-Issuer, 8.25%, 6/15/21 144A	40,000	39
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	42
Exide Technologies, 8.625%, 2/1/18 144A	50,000	52
Ford Motor Co., 7.45%, 7/16/31	80,000	91
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	10,000	11
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	30,000	35
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	25,000	27
The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	49,000	55
Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	20,000	22
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	39
Visteon Corp., 6.75%, 4/15/19 144A	55,000	53

Total		619

Basic Materials (0.6%)
AbitibiBowater, Inc., 10.25%, 10/15/18 144A	24,000	26
AK Steel Corp., 7.625%, 5/15/20	35,000	36
Aleris International, Inc., 7.625%, 2/15/18 144A	35,000	35
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	31
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
Berry Plastics Corp., 8.25%, 11/15/15	20,000	21
Berry Plastics Corp., 9.50%, 5/15/18	40,000	40
Cascades, Inc., 7.875%, 1/15/20	20,000	21
Catalyst Paper Corp., 11.00%, 12/15/16 144A	35,000	30
Chemtura Corp., 7.875%, 9/1/18	15,000	16
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	30,000	32
CONSOL Energy, Inc., 8.00%, 4/1/17	20,000	22
CONSOL Energy, Inc., 8.25%, 4/1/20	55,000	60
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	25,000	25
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	40,000	41
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	20,000	22
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	35,000	36
Huntsman International LLC, 8.625%, 3/15/20	20,000	22
JMC Steel Group, 8.25%, 3/15/18 144A	20,000	20
LBI Escrow Corp., 8.00%, 11/1/17 144A	41,000	46
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	15,000	15
Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	45,000	45
Momentive Performance Materials, Inc., 9.00%, 1/15/21	15,000	15
Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	47
NewPage Corp., 10.00%, 5/1/12	125,000	37
NewPage Corp., 11.375%, 12/31/14	80,000	75
Novelis, Inc., 7.25%, 2/15/15	112,000	113
Omnova Solutions, Inc., 7.875%, 11/1/18 144A	20,000	19
Patriot Coal Corp., 8.25%, 4/30/18	25,000	26
Polymer Group, Inc., 7.75%, 2/1/19 144A	20,000	20

The Accompanying Notes are an Integral Part of the Financial Statements.

168	Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	40
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	45,000	42
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	45,000	44
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	110,000	109
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.5%, 10/15/16 144A	70,000	73
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	45,000	44
Severstal Columbus LLC, 10.25%, 2/15/18	65,000	72
Thompson Creek Metals Co., 7.375%, 6/1/18 144A	15,000	15
TPC Group LLC, 8.25%, 10/1/17 144A	35,000	36
United States Steel Corp., 7.375%, 4/1/20	30,000	31
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19 144A	30,000	27
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	15,000	15

Total		1,574

Builders/Building Materials (0.2%)
Associated Materials LLC, 9.125%, 11/1/17 144A	20,000	20
Building Materials Corp. of America, 6.75%, 5/1/21 144A	45,000	45
Cemex Finance LLC, 9.50%, 12/14/16 144A	45,000	47
Cemex SAB de CV, 9.00%, 1/11/18 144A	20,000	20
KB Home, 7.25%, 6/15/18	40,000	36
KB Home, 9.10%, 9/15/17	20,000	20
Lennar Corp., 6.95%, 6/1/18	35,000	34
Nortek, Inc., 8.50%, 4/15/21 144A	45,000	42
Ply Gem Industries, Inc., 8.25%, 2/15/18 144A	20,000	19
Standard Pacific Corp., 8.375%, 5/15/18	40,000	40
Texas Industries, Inc., 9.25%, 8/15/20	20,000	19
Vulcan Materials Co., 7.50%, 6/15/21	35,000	35

Total		377

Capital Goods (0.1%)
Calcipar SA, 6.875%, 5/1/18 144A	15,000	15
Case New Holland, Inc., 7.875%, 12/1/17 144A	20,000	22
The Manitowoc Co., Inc., 8.50%, 11/1/20	50,000	53
RSC Equipment Rental, 8.25%, 2/1/21	45,000	45
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	26,000	27
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	35,000	39
SPX Corp., 6.875%, 9/1/17 144A	45,000	48

Total		249

Consumer Products/Retailing (0.4%)
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	25,000	25
Chinos Acquisition Corp., 8.125%, 3/1/19 144A	45,000	43
Hanesbrands, Inc., 6.375%, 12/15/20	45,000	44
Hanesbrands, Inc., 8.00%, 12/15/16	25,000	27
J.C. Penney Corp., Inc., 7.40%, 4/1/37	25,000	24
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	80,000	77

Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Levi Strauss & Co., 7.625%, 5/15/20	40,000	40
Limited Brands, Inc., 6.625%, 4/1/21	35,000	36
Limited Brands, Inc., 8.50%, 6/15/19	15,000	17
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	75,000	84
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	10,000	11
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	35,000	37
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	22
RadioShack Corp., 6.75%, 5/15/19 144A	20,000	19
Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	54
Rite Aid Corp., 7.50%, 3/1/17	31,000	31
Rite Aid Corp., 9.375%, 12/15/15	45,000	42
Rite Aid Corp., 10.25%, 10/15/19	20,000	22
Rite Aid Corp., 10.375%, 7/15/16	35,000	37
Sears Holdings Corp., 6.625%, 10/15/18 144A	50,000	46
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	20,000	22
SUPERVALU, Inc., 7.50%, 11/15/14	70,000	70
SUPERVALU, Inc., 8.00%, 5/1/16	60,000	61
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	35,000	37
Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	33
Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	30,000	30
Visant Corp., 10.00%, 10/1/17	45,000	47

Total		1,059

Energy (0.9%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	92
ATP Oil & Gas Corp., 11.875%, 5/1/15	40,000	41
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	30,000	31
Chaparral Energy, Inc., 8.25%, 9/1/21	40,000	40
Chesapeake Energy Corp., 6.125%, 2/15/21	83,000	84
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	46
Compagnie Generale de Geophysique-Veritas, 6.50%, 6/1/21 144A	35,000	34
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	20,000	22
Comstock Resources, Inc., 7.75%, 4/1/19	40,000	40
Connacher Oil and Gas, Ltd., 8.50%, 8/1/19 144A	55,000	52
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	30,000	32
Denbury Resources, Inc., 8.25%, 2/15/20	20,000	22
El Paso Corp., 7.00%, 6/15/17	25,000	28
El Paso Corp., 7.25%, 6/1/18	45,000	50
El Paso Corp., 7.75%, 1/15/32	40,000	46
Energy Partners, Ltd., 8.25%, 2/15/18 144A	25,000	24
Energy Transfer Equity LP, 7.50%, 10/15/20	60,000	64
EXCO Resources, Inc., 7.50%, 9/15/18	45,000	44
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	50,000	50
Forest Oil Corp., 7.25%, 6/15/19	30,000	31
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	40,000	41
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21 144A	25,000	25
James River Escrow, Inc., 7.875%, 4/1/19 144A	10,000	10
Key Energy Services, Inc., 6.75%, 3/1/21	20,000	20

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	169

Asset Allocation Portfolio

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	62
	Linn Energy LLC/ Linn Energy Finance Corp., 6.50%, 5/15/19 144A	35,000	35
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	20
	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	20,000	21
	McJunkin Red Man Corp., 9.50%, 12/15/16 144A	50,000	51
	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	50,000	55
	Newfield Exploration Co., 6.875%, 2/1/20	60,000	64
	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	40,000	42
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	10,000	11
	Offshore Group Investments, Ltd., 11.50%, 8/1/15	30,000	33
	OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	75,000	77
	Oil States International, Inc., 6.50%, 6/1/19 144A	25,000	25
(d)	OPTI Canada, Inc., 7.875%, 12/15/14	40,000	16
(d)	OPTI Canada, Inc., 8.25%, 12/15/14	135,000	56
	Petrohawk Energy Corp., 7.25%, 8/15/18	35,000	36
	Petrohawk Energy Corp., 7.875%, 6/1/15	15,000	16
	Petrohawk Energy Corp., 10.50%, 8/1/14	25,000	28
	Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	40
	Plains Exploration & Production Co., 7.00%, 3/15/17	25,000	26
	Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	60
	QEP Resources, Inc., 6.875%, 3/1/21	30,000	32
	Range Resources Corp., 5.75%, 6/1/21	80,000	78
	Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	50
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	65,000	66
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	36
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	30,000	33
	SESI LLC, 6.375%, 5/1/19 144A	45,000	44
	SESI LLC, 6.875%, 6/1/14	85,000	86
	SM Energy Co., 6.625%, 2/15/19 144A	20,000	20
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	25,000	26
	Swift Energy Co., 8.875%, 1/15/20	25,000	27
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	25,000	26
	Venoco, Inc., 8.875%, 2/15/19 144A	25,000	25
	W&T Offshore, Inc., 8.50%, 6/15/19 144A	40,000	40

	Total		2,370

	Financials (0.5%)
	Ally Financial, Inc., 7.50%, 9/15/20	65,000	68
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	48
	Ally Financial, Inc., 8.00%, 11/1/31	68,000	74
	American General Finance Corp., 5.40%, 12/1/15	55,000	50
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15 144A	21,117	21
	CIT Group, Inc., 7.00%, 5/2/16 144A	50,000	50
	CIT Group, Inc., 7.00%, 5/2/17 144A	85,000	85
	E*TRADE Financial Corp., 0.00%, 8/31/19	80,000	107
	E*TRADE Financial Corp., 6.75%, 6/1/16	25,000	24
	E*TRADE Financial Corp., 7.875%, 12/1/15	25,000	25
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	30,000	31

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	25
	International Automotive Components Group S.L., 9.125%, 6/1/18 144A	15,000	15
	International Lease Finance Corp., 5.75%, 5/15/16	55,000	54
	International Lease Finance Corp., 6.25%, 5/15/19	65,000	64
	International Lease Finance Corp., 7.125%, 9/1/18 144A	90,000	96
	International Lease Finance Corp., 8.625%, 9/15/15	15,000	16
	International Lease Finance Corp., 8.75%, 3/15/17	75,000	82
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	72
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	9
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	7
	Regions Financial Corp., 7.75%, 11/10/14	25,000	26
	SLM Corp., 6.25%, 1/25/16	30,000	31
	SLM Corp., 8.00%, 3/25/20	105,000	113
	SLM Corp., 8.45%, 6/15/18	25,000	27
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	70,000	69

	Total		1,289

	Foods (0.3%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	20,000	20
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	25,000	25
(c)	Bumble Bee Holdco SCA, 9.625%, 3/15/18 144A	20,000	18
	Constellation Brands, Inc., 7.25%, 9/1/16	35,000	38
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	47
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	21
	Dean Foods Co., 7.00%, 6/1/16	55,000	55
	Dean Foods Co., 9.75%, 12/15/18 144A	25,000	27
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	26
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	36
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	65,000	67
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	65,000	63
	Pernod Ricard SA, 5.75%, 4/7/21 144A	95,000	99
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	45,000	42
	Smithfield Foods, Inc., 10.00%, 7/15/14	19,000	22
	TreeHouse Foods, Inc., 7.75%, 3/1/18	35,000	37

	Total		643

	Gaming/Leisure/Lodging (0.3%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	25,000	26
	AMC Entertainment, Inc., 9.75%, 12/1/20 144A	30,000	31
	Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	55,000	57
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	40
	The Geo Group, Inc., 6.625%, 2/15/21 144A	35,000	35
	Harrah’s Operating Co., 10.00%, 12/15/18	73,000	66
	Harrah’s Operating Co., 11.25%, 6/1/17	50,000	55
	The Hertz Corp., 6.75%, 4/15/19 144A	25,000	25
	Host Hotels & Resorts, Inc., 5.875%, 6/15/19 144A	15,000	15
	MGM Resorts International, 7.50%, 6/1/16	35,000	33
	MGM Resorts International, 9.00%, 3/15/20	50,000	55
	MGM Resorts International, 11.125%, 11/15/17	55,000	63
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	20,000	21
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	43

The Accompanying Notes are an Integral Part of the Financial Statements.

170	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	25,000	27
	Regal Entertainment Group, 9.125%, 8/15/18	55,000	57
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	27
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	15,000	15
	Speedway Motorsports, Inc., 6.75%, 2/1/19	30,000	30
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	54
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	25,000	27
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	38

	Total		840

	Health Care/Pharmaceuticals (0.5%)
	Alere, Inc., 8.625%, 10/1/18	25,000	26
	AMGH Merger Sub, Inc., 9.25%, 11/1/18 144A	15,000	16
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	20,000	21
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	25,000	26
(c)	Biomet, Inc., 10.375%, 10/15/17	55,000	61
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	25,000	26
	CDRT Merger Sub, Inc., 8.125%, 6/1/19 144A	20,000	20
	Centene Corp., 5.75%, 6/1/17	20,000	20
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	50,000	52
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 144A	40,000	41
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22 144A	80,000	81
	Gentiva Health Services, Inc., 11.50%, 9/1/18	45,000	47
	Giant Funding Corp., 8.25%, 2/1/18 144A	50,000	52
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	35,000	36
	HCA, Inc., 7.25%, 9/15/20	30,000	32
	HCA, Inc., 7.875%, 2/15/20	25,000	27
	HCA, Inc., 8.50%, 4/15/19	50,000	55
	HCA, Inc., 9.25%, 11/15/16	18,000	19
(c)	HCA, Inc., 9.625%, 11/15/16	31,000	33
	HCA, Inc., 9.875%, 2/15/17	7,000	8
	Health Management Associates, Inc., 6.125%, 4/15/16	55,000	57
	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19 144A	45,000	44
	Kindred Escrow Corp., 8.25%, 6/1/19 144A	25,000	25
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21 144A	35,000	34
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	35,000	36
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	22
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	15,000	16
	Patheon, Inc., 8.625%, 4/15/17 144A	40,000	41
	Service Corp. International, 7.00%, 5/15/19	30,000	32
	Service Corp. International, 8.00%, 11/15/21	15,000	16
	Tenet Healthcare Corp., 8.875%, 7/1/19	35,000	39
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	69
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	15,000	15
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	55,000	54
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	30,000	30
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	30,000	31
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	40,000	26

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	50,000	50

	Total		1,336

	Media (0.7%)
	AMC Networks, Inc., 7.75%, 7/15/21 144A	15,000	16
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	15,000	15
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	48
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	42,818	50
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	70,000	69
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	35,000	36
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	20,000	21
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	57
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	21
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	65,000	68
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	25,000	27
	CSC Holdings LLC, 8.625%, 2/15/19	35,000	39
	CSC Holdings, Inc., 7.875%, 2/15/18	77,000	84
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	36
	DISH DBS Corp., 6.75%, 6/1/21 144A	115,000	118
	DISH DBS Corp., 7.125%, 2/1/16	85,000	90
	DISH DBS Corp., 7.875%, 9/1/19	80,000	86
	EH Holding Corp., 6.50%, 6/15/19 144A	45,000	46
	EH Holding Corp., 7.625%, 6/15/21 144A	25,000	26
	Entravision Communications Corp., 8.75%, 8/1/17	20,000	21
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	25,000	27
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	50,000	50
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	25,000	25
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	115,000	114
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	79
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	60,000	64
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	90,000	97
	Lamar Media Corp., 6.625%, 8/15/15	25,000	25
	The McClatchy Co., 11.50%, 2/15/17	25,000	27
	Media General, Inc., 11.75%, 2/15/17	25,000	24
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	35,000	37
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	45,000	47
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	20,000	23
	QVC, Inc., 7.375%, 10/15/20 144A	30,000	32
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	58
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	15,000	15
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	40,000	43
	Univision Communications, Inc., 7.875%, 11/1/20 144A	55,000	56
	Virgin Media Finance PLC., 8.375%, 10/15/19	25,000	28

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	171

Asset Allocation Portfolio

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	20,000	21

	Total		1,866

	Other Holdings (0.0%)
(m)	General Motors Co. Escrow, 7.20%, 1/15/12	30,000	—
	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	6

	Total		6

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	20,000	21
	DuPont Fabros Technology LP, 8.50%, 12/15/17	20,000	22

	Total		43

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	15,000	15
	EnergySolutions, 10.75%, 8/15/18	20,000	21
	Great Lakes Dredge & Dock Co., 7.375%, 2/1/19 144A	20,000	20
	Mobile Mini, Inc., 7.875%, 12/1/20	40,000	41
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	20,000	20
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	45

	Total		162

	Technology (0.3%)
	Amkor Technology, Inc., 6.625%, 6/1/21 144A	45,000	43
	Avaya, Inc., 7.00%, 4/1/19 144A	25,000	24
	CommScope, Inc., 8.25%, 1/15/19 144A	20,000	21
	First Data Corp., 7.375%, 6/15/19 144A	40,000	40
	First Data Corp., 8.25%, 1/15/21 144A	45,000	44
	First Data Corp., 9.875%, 9/24/15	40,000	41
(c)	First Data Corp., 10.55%, 9/24/15	83,954	87
	Freescale Semiconductor, Inc., 8.05%, 2/1/20 144A	45,000	45
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	32
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	35,000	39
	Iron Mountain, Inc., 8.00%, 6/15/20	21,000	22
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	35,000	35
	Sanmina-SCI Corp., 7.00%, 5/15/19 144A	15,000	14
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	50,000	50
	Seagate HDD Cayman, 7.00%, 11/1/21 144A	20,000	20
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	45,000	47
	SunGard Data Systems, Inc., 7.375%, 11/15/18	30,000	30
	SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	66
	Travelport LLC, 9.875%, 9/1/14	40,000	37
	West Corp., 7.875%, 1/15/19 144A	55,000	53
	West Corp., 8.625%, 10/1/18 144A	45,000	45
	West Corp., 11.00%, 10/15/16	30,000	32

	Total		867

	Telecommunications (0.6%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	45,000	45
	Cincinnati Bell, Inc., 8.75%, 3/15/18	25,000	24
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.0%, 12/1/17 144A	35,000	37
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	75,000	80

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Cricket Communications, Inc., 7.75%, 10/15/20 144A	65,000	64
	Cricket Communications, Inc., 7.75%, 10/15/20	50,000	49
	Cricket Communications, Inc., 10.00%, 7/15/15	70,000	75
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	35,000	36
	Equinix, Inc., 8.125%, 3/1/18	35,000	38
	Frontier Communications Corp., 8.125%, 10/1/18	15,000	16
	Frontier Communications Corp., 8.25%, 4/15/17	40,000	44
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	60
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	33
	Frontier Communications Corp., 9.00%, 8/15/31	30,000	31
	GCI, Inc., 8.625%, 11/15/19	35,000	38
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	30
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	40,000	42
	Nextel Communications, Inc., 6.875%, 10/31/13	65,000	65
	NII Capital Corp., 7.625%, 4/1/21	25,000	26
	NII Capital Corp., 8.875%, 12/15/19	40,000	44
	PAETEC Holding Corp., 8.875%, 6/30/17	30,000	32
	SBA Telecommunications, Inc., 8.00%, 8/15/16	50,000	53
	SBA Telecommunications, Inc., 8.25%, 8/15/19	35,000	37
	Sprint Capital Corp., 6.90%, 5/1/19	50,000	52
	Sprint Nextel Corp., 6.00%, 12/1/16	120,000	120
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	93
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	35,000	36
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	74,668	86
	Windstream Corp., 7.00%, 3/15/19	55,000	56
	Windstream Corp., 7.75%, 10/15/20	95,000	100
	Windstream Corp., 7.875%, 11/1/17	50,000	53

	Total		1,595

	Transportation (0.1%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	45
	Florida East Coast Railway Corp., 8.125%, 2/1/17 144A	25,000	26
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	38
	Teekay Corp., 8.50%, 1/15/20	20,000	21

	Total		130

	Utilities (0.5%)
	The AES Corp., 7.375%, 7/1/21 144A	35,000	35
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	45,000	48
	The AES Corp., 8.00%, 6/1/20	85,000	91
	Calpine Corp., 7.50%, 2/15/21 144A	25,000	25
	Calpine Corp., 7.875%, 7/31/20 144A	80,000	84
	CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
	CMS Energy Corp., 4.25%, 9/30/15	35,000	36
	Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	37
	Dynegy Holdings, Inc., 7.75%, 6/1/19	30,000	22
	Dynegy Holdings, Inc., 8.375%, 5/1/16	10,000	8
	Edison Mission Energy, 7.00%, 5/15/17	90,000	73
	Edison Mission Energy, 7.20%, 5/15/19	24,000	19
	Edison Mission Energy, 7.50%, 6/15/13	35,000	35
	Edison Mission Energy, 7.75%, 6/15/16	95,000	85
	Elwood Energy LLC, 8.159%, 7/5/26	63,088	62
	Homer City Funding LLC, 8.137%, 10/1/19	28,800	26
	IPALCO Enterprises, Inc., 5.00%, 5/1/18 144A	60,000	59
	Mirant Americas Generation LLC, 8.50%, 10/1/21	25,000	26
	NRG Energy, Inc., 7.375%, 1/15/17	36,000	38

The Accompanying Notes are an Integral Part of the Financial Statements.

172	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (6.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	NRG Energy, Inc., 7.625%, 1/15/18 144A	40,000	40
	NRG Energy, Inc., 7.625%, 5/15/19 144A	55,000	55
	NRG Energy, Inc., 8.25%, 9/1/20	85,000	87
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	79
	NV Energy, Inc., 6.25%, 11/15/20	25,000	26
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	45,000	27

	Total		1,157

	Total Below Investment Grade Segment (Cost: $15,961)		16,527

	Short-Term Investments (17.3%)

	Autos (1.2%)
(b)	Toyota Motor Credit Corp., 0.18%, 9/21/11	3,000,000	2,998

	Total		2,998

	Commercial Banks US (0.8%)
(b)	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	2,000,000	1,995

	Total		1,995

	Consumer Products (1.2%)
(b)	Unilever, 0.07%, 7/25/11	3,000,000	3,000

	Total		3,000

	Electronics (1.2%)
(b)	IBM Corp., 0.05%, 7/27/11	3,000,000	3,000

	Total		3,000

	Energy (1.5%)
(b)	E. I. du Pont de Nemours & Co., 0.12%, 7/22/11	3,900,000	3,900

	Total		3,900

	Federal Government & Agencies (2.7%)
	Federal Home Loan Bank, 0.065%, 7/15/11	5,900,000	5,900
(k)	Federal Home Loan Bank, 0.07%, 7/15/11	1,000,000	1,000

	Total		6,900

	Machinery (1.2%)
	John Deere Capital Corp., 0.10%, 7/26/11	3,000,000	3,000

	Total		3,000

	Miscellaneous Business Credit Institutions (1.2%)
	PACCAR Financial Corp., 0.10%, 7/27/11	3,000,000	3,000

	Total		3,000

	Short-Term Investments (17.3%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (1.5%)
(b)	Devon Energy Corp., 0.15%, 7/1/11	3,800,000	3,800

	Total		3,800

	Restaurants (1.2%)
	Darden Restaurants, Inc., 0.24%, 7/1/11	3,000,000	3,000

	Total		3,000

	Short Term Business Credit (2.4%)
	Atlantic Asset Securitization LLC, 0.21%, 7/11/11	3,000,000	3,000
	Falcon Asset Securitization Co. LLC, 0.13%, 7/20/11	3,000,000	3,000

	Total		6,000

	Utilities (1.2%)
	Public Service Electric & Gas Co., 0.25%, 7/5/11	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments (Cost: $43,597)		43,593

	Total Investments (101.5%) (Cost: $227,951)(a)		256,600

	Other Assets, Less Liabilities (-1.5%)		(3,800)

	Net Assets (100.0%)		252,800

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	173

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011 the value of these securities (in thousands) was $12,480 representing 5.0% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $227,951 and the net unrealized appreciation of investments based on that cost was $28,649 which is comprised of $31,651 aggregate gross unrealized appreciation and $3,002 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2011, $7,622)	121	9/11	$336
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2011, $2,245)	18	9/11	31
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2011, $4,991)	41	9/11	(25)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2011, $4,163)	19	9/11	4

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	200	9/11	$4	$-	$4
Sell	Barclays Bank PLC	AUD	340	9/11	-	(14)	(14)
Sell	Barclays Bank PLC	BRL	167	9/11	-	(3)	(3)
Sell	Barclays Bank PLC	EUR	2,100	9/11	-	(62)	(62)
Buy	Barclays Bank PLC	JPY	132,764	9/11	50	-	50
Sell	Barclays Bank PLC	JPY	576,749	9/11	133	-	133
Sell	Barclays Bank PLC	MXN	5,240	7/11	-	(9)	(9)

					$187	$(88)	$99

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro

JPY — Japanese Yen

MXN — Mexican New Peso

(j)	Swap agreements outstanding on June 30, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR - 25 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/11	27,617	$5

The Accompanying Notes are an Integral Part of the Financial Statements.

174	Asset Allocation Portfolio

Asset Allocation Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 1000 Growth Index	Credit Suisse International	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 8 Bps	2/12	31,727	$440
Russell 1000 Value Index	Credit Suisse International	3-Month USD LIBOR -4 Bps	Russell1000 Value Index Total Return	2/12	31,762	(568)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR -20 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	177	(3)
Russell Midcap Growth Index	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR -12 Bps	5/12	11,974	(28)
Russell Midcap Value Index	Credit Suisse International	3-Month USD LIBOR	Russell Midcap Value Index Total Return	5/12	12,000	(85)

						$(239)

(k)	Securities with an aggregate value of $1,000 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2011.

(l)	As of June 30, 2011 portfolio securities with an aggregate value of $6 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2011. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$123,191	$-	$-
Foreign Common Stocks	13,327	-	-
Preferred Stocks	-	244	-
US Government & Agency Bonds	-	10,805	-
Foreign Bonds	-	1,963	-
Municipal Bonds	-	1,022	-
Corporate Bonds	-	30,756	6
Structured Products	-	31,693	-
Short-Term Investments	-	43,593	-
Other Financial Instruments^
Futures	371	-	-
Forward Currency Contracts	-	187	-
Total Return Swaps	-	445	-
Liabilities:
Other Financial Instruments^
Futures	(25)	-	-
Forward Currency Contracts	-	(88)	-
Total Return Swaps	-	(684)	-
Total	$136,864	$119,936	$6

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	175

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2011 (unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Investments, at Value (1)	$563,677	$329,446	$406,592	$69,789	$1,678,824
Cash & Cash Equivalents	190	1,709	—	—	—
Foreign Currency, at Value (2)	—	—	—	—	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivables:
Portfolio Shares Sold	—	—	—	—	—
Investment Securities Sold	6,049	802	5,410	754	10,176
Futures Variation Margin	73	—	—	—	263
Outstanding Options Written, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—
Prepaid Expenses and Other Assets	2	1	1	—	5
Dividends and Interest	573	356	590	104	2,492

Total Assets	570,564	332,314	412,593	70,647	1,691,760

Liabilities
Payables:
Portfolio Shares Redeemed	—	—	—	—	—
Investment Securities Purchased	5,369	8,240	2,237	330	10,472
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Securities Sold Short, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Collateral for Securities on Loan (3)	—	—	—	—	—
Investment Advisory Fees	192	183	144	43	269
Accrued Expenses	42	29	35	17	65

Total Liabilities	5,603	8,452	2,416	390	10,806

Net Assets	$564,961	$323,862	$410,177	$70,257	$1,680,954

Represented By:
Aggregate Paid in Capital (8), (9)	$470,860	$266,841	$450,871	$72,010	$1,242,878
Undistributed Net Investment Income (Loss)	5,903	858	6,792	217	41,674
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(14,294)	(1,851)	(108,035)	(13,751)	42,061
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	102,131	58,014	60,549	11,781	353,141
Futures Contracts	361	—	—	—	1,200
Options Written	—	—	—	—	—
Short Sales	—	—	—	—	—
Swap Contracts	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—

Net Assets for Shares Outstanding (9)	$564,961	$323,862	$410,177	$70,257	$1,680,954

Net Asset Value, Offering and Redemption Price per Share	$2 .23	$1 .91	$1 .29	$0 .81	$2 .75

(1) Investments, at Cost	$461,546	$271,432	$346,043	$58,008	$1,325,683
(2) Foreign Currency, at Cost	—	—	—	—	—
(3) Securities on Loan	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Proceeds Received from Short Sales	—	—	—	—	—
(6) Premiums Paid on Swap Contracts	—	—	—	—	—
(7) Premiums Received from Swap Contracts	—	—	—	—	—
(8) Shares Outstanding	253,597	169,475	318,078	86,952	610,152
(9) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

176	Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$68,053	$412,248	$291,687	$953,709	$507,008	$122,693	$450,637	$53,706	$393,192
—	—	193	854	—	—	—	29	249
—	—	—	—	—	—	—	—	—
32	—	—	—	—	—	1,270	290	—

—	—	—	—	—	—	—	—	—
1,005	3,717	416	3,211	2,933	1,674	33,730	1,103	984
4	—	—	76	284	—	18	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
8	—	—	—	—	133	—	—	—
—	—	—	—	—	—	—	—	—
—	1	1	3	2	—	1	—	1
109	1,407	542	632	450	360	78	51	589

69,211	417,373	292,839	958,485	510,677	124,860	485,734	55,179	395,015

—	—	—	—	—	—	—	—	—
966	1,106	2,626	5,357	6,763	2,175	34,328	992	766
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	24	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	184	111	—
19	—	—	—	—	273	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
39	186	150	398	100	84	195	10	265
18	34	26	54	38	28	49	18	44

1,042	1,326	2,802	5,809	6,901	2,560	34,780	1,131	1,075

$68,169	$416,047	$290,037	$952,676	$503,776	$122,300	$450,954	$54,048	$393,940

$71,358	$473,576	$281,528	$783,144	$375,122	$122,419	$443,633	$47,513	$302,093
625	12,571	6,976	3,012	6,374	3,177	(139)	241	3,452

(9,114)	(138,056)	(16,608)	(6,499)	36,805	(9,091)	(89,118)	1,278	(1,913)

5,296	67,956	18,142	172,348	83,018	5,936	96,642	5,127	90,308
16	—	—	671	2,457	—	131	—	—
—	—	—	—	—	—	(12)	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	(183)	(111)	—
(12)	—	(1)	—	—	(141)	—	—	—

$68,169	$416,047	$290,037	$952,676	$503,776	$122,300	$450,954	$54,048	$393,940

$0 .77	$0 .92	$1 .25	$3 .29	$1 .59	$1 .21	$1 .96	$1 .01	$1 .78

$62,757	$344,292	$273,545	$781,361	$423,990	$116,757	$353,995	$48,579	$302,884
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	12	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
88,370	451,892	232,255	289,476	316,666	101,283	230,604	53,689	221,232
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities	177

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2011 (unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Investments, at Value (1)	$304,025	$78,372	$1,447,594	$136,287	$460,337
Cash & Cash Equivalents	10,866	565		296	—
Foreign Currency, at Value (2)	2,547	153	1,183	88	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivables:
Portfolio Shares Sold	—	—	—	—	—
Investment Securities Sold	2,262	1,236	3,058	57	30,169
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency	60	1	—	1	—
Due from Investment Advisor	—	—	—	—	—
Prepaid Expenses and Other Assets	1	—	5	—	2
Dividends and Interest	1,271	422	6,183	549	313

Total Assets	321,032	80,749	1,458,023	137,278	490,821

Liabilities
Payables:
Portfolio Shares Redeemed	—	—	—	—	—
Investment Securities Purchased	8,315	2,576	9,227	1,669	30,113
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Securities Sold Short, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency	—	—	3	—	—
Collateral from Counterparty	—	—	—	—	—
Collateral for Securities on Loan (3)	—	—	—	—	—
Investment Advisory Fees	168	47	706	118	—
Accrued Expenses	67	57	232	73	—

Total Liabilities	8,550	2,680	10,168	1,860	30,113

Net Assets	$312,482	$78,069	$1,447,855	$135,418	$460,708

Represented By:
Aggregate Paid in Capital (8), (9)	$333,709	$79,693	$1,206,036	$117,704	$460,292
Undistributed Net Investment Income (Loss)	5,705	1,424	54,122	1,522	415
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(55,281)	(12,029)	9,654	(2,708)	1
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	28,334	8,965	178,031	18,897	—
Futures Contracts	—	—	—	—	—
Options Written	—	—	—	—	—
Short Sales	—	—	—	—	—
Swap Contracts	—	—	—	—	—
Foreign Currency Transactions	15	16	12	3	—

Net Assets for Shares Outstanding (9)	$312,482	$78,069	$1,447,855	$135,418	$460,708

Net Asset Value, Offering and Redemption Price per Share	$1 .25	$0 .87	$1 .83	$1 .10	$1 .00

(1) Investments, at Cost	$275,691	$69,407	$1,269,563	$117,390	$460,337
(2) Foreign Currency, at Cost	2,533	153	1,180	87	—
(3) Securities on Loan	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Proceeds Received from Short Sales	—	—	—	—	—
(6) Premiums Paid on Swap Contracts	—	—	—	—	—
(7) Premiums Received from Swap Contracts	—	—	—	—	—
(8) Shares Outstanding	250,173	89,632	790,237	122,741	460,707
(9) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

178	Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$148,077	$1,709,144	$147,270	$141,104	$364,103	$195,722	$2,482,229	$256,600
28	394	5,855	—	127	964	790	37
23	91	—	104	—	834	129	8
—	1,080	1	—	—	68	7,260	1,840

—	—	—	—	—	—	—	—
1,019	10,115	12,904	1,470	53	4	24,018	2,806
113	605	—	—	—	—	955	98
—	—	—	—	—	—	—	—
—	—	—	—	—	1,217	466	392
8	104	—	298	—	564	386	99
—	—	—	—	—	—	—	—
1	5	1	1	1	1	8	1
840	9,341	1,083	1,035	6,547	3,166	8,956	879

150,109	1,730,879	167,114	144,012	370,831	202,540	2,525,197	262,760

—	—	—	—	—	—	—	—
1,722	218,317	61,310	2,473	809	678	144,094	9,193
—	—	15	—	—	100	—	—
—	—	17	—	—	63	—	—
—	—	—	—	—	—	—	—
—	—	—	268	—	3	3,382	639
58	621	—	—	—	1,036	67	—
—	—	—	—	—	1,150	—	—
—	80,513	—	—	—	—	52,035	—
41	354	49	65	134	127	567	100
19	—	24	23	43	28	—	28

1,840	299,805	61,415	2,829	986	3,184	200,145	9,960

$148,269	$1,431,074	$105,699	$141,183	$369,845	$199,356	$2,325,052	$252,800

$145,804	$1,306,326	$108,866	$131,817	$348,678	$185,907	$2,102,633	$238,754
1,302	66,481	1,501	3,222	38,816	5,112	84,057	7,206

(1,202)	18,985	(5,011)	(513)	(31,893)	626	(63,497)	(22,021)

2,521	40,080	299	6,623	14,244	7,445	201,879	28,649
(119)	(440)	37	—	—	(118)	2,408	346
—	—	7	—	—	28	—	—
—	—	—	—	—	—	—	—
—	—	—	(268)	—	803	(2,859)	(239)
(37)	(358)	—	302	—	(448)	431	105

$148,269	$1,431,074	$105,699	$141,183	$369,845	$199,356	$2,325,052	$252,800

$1 .04	$1 .32	$1 .02	$1 .11	$0 .76	$1 .06	$1 .46	$1 .09

$145,556	$1,669,064	$146,971	$134,481	$349,859	$188,277	$2,280,349	$227,951
23	88	—	103	—	820	—	8
—	78,004	—	—	—	—	50,298	—
—	—	24	—	—	91	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	637	—	—
—	—	—	—	—	250	—	—
142,795	1,084,746	103,166	126,901	487,976	188,226	1,597,016	231,004
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities	179

Consolidated Statement of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2011 (unaudited)

(in thousands)

Commodities Return Strategy Portfolio
Assets
Investments, at Value (1)	$60,309
Cash & Cash Equivalents	2,043
Foreign Currency, at Value (2)	—
Cash Collateral for Derivative Positions	1,130
Receivables:
Portfolio Shares Sold	—
Investment Securities Sold	—
Futures Variation Margin	—
Outstanding Options Written, at Value	—
Outstanding Swap Contracts, at Value	1,008
Foreign Currency	—
Due from Investment Advisor	—
Prepaid Expenses and Other Assets	—
Dividends and Interest	93

Total Assets	64,583

Liabilities
Payables:
Portfolio Shares Redeemed	—
Investment Securities Purchased	—
Futures Variation Margin	—
Outstanding Options Written, at Value	—
Securities Sold Short, at Value	—
Outstanding Swap Contracts, at Value	3
Foreign Currency	—
Collateral from Counterparty	—
Collateral for Securities on Loan (3)	—
Investment Advisory Fees	42
Accrued Expenses	13

Total Liabilities	58

Net Assets	$64,525

Represented By:
Aggregate Paid in Capital (8), (9)	$69,754
Undistributed Net Investment Income (Loss)	(79)
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(6,156)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(2)
Futures Contracts	—
Options Written	—
Short Sales	—
Swap Contracts	1,008
Foreign Currency Transactions	—

Net Assets for Shares Outstanding (9)	$64,525

Net Asset Value, Offering and Redemption Price per Share	$0.91

(1) Investments, at Cost	$60,311
(2) Foreign Currency, at Cost	—
(3) Securities on Loan	—
(4) Premiums Received on Options Written	—
(5) Proceeds Received from Short Sales	—
(6) Premiums Paid on Swap Contracts	—
(7) Premiums Received from Swap Contracts	—
(8) Shares Outstanding	71,111
(9) Shares Authorized, $.01 Par Value	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

180	Consolidated Statement of Assets and Liabilities

[THIS PAGE INTENTIONALLY LEFT BLANK]

181

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2011 (unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$28	$8	$10	$1	$29	$—
Dividends (1)	2,817	1,435	3,173	489	16,162	786

Total Income	2,845	1,443	3,183	490	16,191	786

Expenses
Investment Advisory Fees	1,194	1,213	896	259	1,670	237
Custodian Fees	9	6	6	5	14	7
Audit Fees	10	10	10	10	9	10
Other Expenses	20	12	16	4	41	4

Total Expenses	1,233	1,241	928	278	1,734	258

Less Waived Fees:
	—	(84)	—	—	—	—
Paid Indirectly	—	—	—	—	—	—

Net Expenses	1,233	1,157	928	278	1,734	258

Net Investment Income (Loss)	1,612	286	2,255	212	14,457	528
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	16,061	7,588	18,868	1,651	14,834	2,633
Futures Contracts	336	—	—	—	916	184
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(16)

Net Realized Gain (Loss) on Investments	16,397	7,588	18,868	1,651	15,750	2,801

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	6,036	211	(5,990)	387	64,642	(344)
Futures Contracts	220	—	—	—	827	(5)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(9)

Net Change in Unrealized Appreciation (Depreciation) of Investments	6,256	211	(5,990)	387	65,469	(358)

Net Gain (Loss) on Investments	22,653	7,799	12,878	2,038	81,219	2,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,265	$8,085	$15,133	$2,250	$95,676	$2,971

(1) Net of Foreign Dividend Tax	$24	$32	$16	$10	$—	$2

The Accompanying Notes are an Integral Part of the Financial Statements.

182	Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$8	$13	$41	$46	$—	$25	$5	$9
5,391	3,456	2,720	2,887	1,644	699	236	2,651

5,399	3,469	2,761	2,933	1,644	724	241	2,660

1,155	901	2,489	617	514	1,203	63	1,640
4	7	6	12	23	12	17	5
10	10	10	9	10	10	9	10
15	10	29	17	8	22	4	19

1,184	928	2,534	655	555	1,247	93	1,674

—	—	—	—	—	—	(5)	—
—	—	—	—	—	—	—	—

1,184	928	2,534	655	555	1,247	88	1,674

4,215	2,541	227	2,278	1,089	(523)	153	986

14,471	3,518	41,590	10,876	10,376	43,959	1,353	3,130
—	—	(782)	1,804	—	(88)	—	—
—	—	—	—	—	94	—	—
—	—	—	—	—	2,146	515	—
—	20	—	—	(42)	—	—	—

14,471	3,538	40,808	12,680	10,334	46,111	1,868	3,130

(2,407)	6,076	10,206	22,984	(6,648)	(2,129)	1,627	17,015
—	—	589	1,946	—	101	—	—
—	—	—	—	—	(12)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	(1,247)	(110)	—
—	—	—	—	(132)	—	—	—

(2,407)	6,076	10,795	24,930	(6,780)	(3,287)	1,517	17,015

12,064	9,614	51,603	37,610	3,554	42,824	3,385	20,145

$16,279	$12,155	$51,830	$39,888	$4,643	$42,301	$3,538	$21,131

$71	$26	$(12)	$—	$16	$—	$—	$3

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations	183

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2011 (unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$1	$1	$31	$1	$549	$1,585
Dividends (1)	4,041	1,491	30,160	2,279	—	—

Total Income	4,042	1,492	30,191	2,280	549	1,585

Expenses
Investment Advisory Fees	1,020	310	4,667	793	686	236
Custodian Fees	117	122	417	275	—	8
Audit Fees	11	11	11	11	—	11
Other Expenses	14	8	43	16	6	5

Total Expenses	1,162	451	5,138	1,095	692	260

Less Waived Fees:
	—	(46)	(398)	(52)	(686)	—
Paid Indirectly	—	—	—	—	—	—

Net Expenses	1,162	405	4,740	1,043	6	260

Net Investment Income (Loss)	2,880	1,087	25,451	1,237	543	1,325
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	9,927	3,123	60,492	11,313	1	(64)
Futures Contracts	—	—	—	—	—	(609)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(176)	(3)	(307)	(135)	—	(73)

Net Realized Gain (Loss) on Investments	9,751	3,120	60,185	11,178	1	(746)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(3,041)	136	(1,260)	(13,021)	—	1,235
Futures Contracts	—	—	—	—	—	(326)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	12	12	6	2	—	(12)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(3,029)	148	(1,254)	(13,019)	—	897

Net Gain (Loss) on Investments	6,722	3,268	58,931	(1,841)	1	151

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,602	$4,355	$84,382	$(604)	$544	$1,476

(1) Net of Foreign Dividend Tax	$106	$65	$1,068	$69	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

184	Statements of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$24,370	$1,782	$3,655	$14,018	$5,660	$22,364	$1,879
—	—	—	68	—	6,289	797

24,370	1,782	3,655	14,086	5,660	28,653	2,676

2,069	283	360	792	704	3,454	675
—	5	10	12	28	—	30
—	14	10	12	13	—	11
16	5	6	18	7	24	8

2,085	307	386	834	752	3,478	724

—	—	—	—	—	—	(63)
—	—	—	—	—	—	—

2,085	307	386	834	752	3,478	661

22,285	1,475	3,269	13,252	4,908	25,175	2,015

9,345	(565)	541	6,170	2,284	77,415	8,295
(4,662)	269	—	—	268	102	(42)
—	33	—	—	29	82	8
—	—	—	—	(726)	3,582	1,431
(711)	—	(977)	—	(1,192)	(482)	(30)

3,972	(263)	(436)	6,170	663	80,699	9,662

9,775	1,691	2,877	(3,209)	1,286	(15,143)	(478)
199	58	—	—	(363)	1,752	272
—	3	—	—	61	(99)	(10)
—	—	—	—	—	—	—
—	—	468	—	(104)	(4,236)	(806)
(105)	—	(33)	—	(1,019)	605	116

9,869	1,752	3,312	(3,209)	(139)	(17,121)	(906)

13,841	1,489	2,876	2,961	524	63,578	8,756

$36,126	$2,964	$6,145	$16,213	$5,432	$88,753	$10,771

$—	$—	$—	$—	$—	$76	$7

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations	185

Consolidated Statement of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2011 (unaudited)

(in thousands)

Commodities Return Strategy Portfolio
Investment Income
Income
Interest	$16

Total Income	16

Expenses
Investment Advisory Fees	81
Custodian Fees	3
Audit Fees	8
Other Expenses	3

Total Expenses	95

Less Waived Fees:

Net Expenses	95

Net Investment Income (Loss)	(79)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	—
Futures Contracts	(104)
Options Written	—
Swap Contracts	(6,052)
Foreign Currency Transactions	—

Net Realized Gain (Loss) on Investments	(6,156)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(2)
Futures Contracts	—
Options Written	—
Short Sales	—
Swap Contracts	1,009
Foreign Currency Transactions	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	1,007

Net Gain (Loss) on Investments	(5,149)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,228)

(1) Net of Foreign Dividend Tax	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

186	Consolidated Statement of Operations

[THIS PAGE INTENTIONALLY LEFT BLANK]

187

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,612	$4,291	$286	$572	$2,255	$4,537
Net Realized Gain (Loss) on Investments	16,397	24,170	7,588	5,034	18,868	4,141
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,256	32,483	211	20,603	(5,990)	38,026

Net Increase (Decrease) in Net Assets Resulting from Operations	24,265	60,944	8,085	26,209	15,133	46,704

Distributions to Shareholders from:
Net Investment Income	—	(4,234)	—	—	—	(4,461)
Net Realized Gain on Investments	—	—	—	—	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(4,234)	—	—	—	(4,461)

Capital Transactions:
Shares Sold	14,699	27,679	24,385	54,893	12,061	27,761
Reinvestment of Distributions Paid	—	4,234	—	—	—	4,461
Shares Redeemed	(30,875)	(67,286)	(19,805)	(34,851)	(25,347)	(45,944)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(16,176)	(35,373)	4,580	20,042	(13,286)	(13,722)

Total Increase (Decrease) in Net Assets	8,089	21,337	12,665	46,251	1,847	28,521
Net Assets
Beginning of Period	556,872	535,535	311,197	264,946	408,330	379,809

End of Period	$564,961	$556,872	$323,862	$311,197	$410,177	$408,330

Undistributed Net Investment Income (Loss)	$5,903	$4,291	$858	$572	$6,792	$4,537

Portfolio Share Transactions:
Shares Sold	6,708	14,342	12,823	32,041	9,415	24,644
Reinvestment of Distributions Paid	—	2,358	—	—	—	4,241
Shares Redeemed	(14,069)	(35,193)	(10,391)	(20,501)	(19,849)	(41,001)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(7,361)	(18,493)	2,432	11,540	(10,434)	(12,116)

The Accompanying Notes are an Integral Part of the Financial Statements.

188	Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

$212	$437	$14,457	$27,441	$528	$856	$4,215	$8,436
1,651	220	15,750	33,786	2,801	(870)	14,471	19,131
387	7,107	65,469	151,918	(358)	5,915	(2,407)	24,793

2,250	7,764	95,676	213,145	2,971	5,901	16,279	52,360

—	(433)	—	(29,645)	—	(856)	—	(8,343)
—	—	—	(11,150)	—	—	—	—
—	—	—	—	—	—	—	—

—	(433)	—	(40,795)	—	(856)	—	(8,343)

7,221	13,360	52,688	100,679	9,126	15,526	17,083	35,740
—	433	—	40,794	—	856	—	8,343
(2,991)	(4,378)	(93,197)	(166,088)	(4,939)	(5,881)	(25,752)	(41,310)

4,230	9,415	(40,509)	(24,615)	4,187	10,501	(8,669)	2,773

6,480	16,746	55,167	147,735	7,158	15,546	7,610	46,790

63,777	47,031	1,625,787	1,478,052	61,011	45,465	408,437	361,647

$70,257	$63,777	$1,680,954	$1,625,787	$68,169	$61,011	$416,047	$408,437

$217	$4	$41,674	$27,217	$625	$97	$12,571	$8,356

8,966	19,080	19,369	42,393	11,905	22,809	18,572	44,292
—	554	—	18,326	—	1,179	—	11,064
(3,717)	(6,247)	(34,212)	(69,936)	(6,413)	(8,707)	(27,963)	(51,393)

5,249	13,387	(14,843)	(9,217)	5,492	15,281	(9,391)	3,963

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	189

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,541	$4,433	$227	$2,784	$2,278	$4,603
Net Realized Gain (Loss) on Investments	3,538	(871)	40,808	24,863	12,680	25,765
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,076	29,777	10,795	158,009	24,930	68,969

Net Increase (Decrease) in Net Assets Resulting from Operations	12,155	33,339	51,830	185,656	39,888	99,337

Distributions to Shareholders from:
Net Investment Income	—	(3,789)	—	(2,314)	—	(4,563)
Net Realized Gain on Investments	—	—	—	—	—	(1,504)
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(3,789)	—	(2,314)	—	(6,067)

Capital Transactions:
Shares Sold	34,070	45,735	16,816	30,974	23,063	28,558
Reinvestment of Distributions Paid	—	3,789	—	2,314	—	6,067
Shares Redeemed	(15,495)	(23,483)	(57,898)	(106,114)	(30,187)	(57,011)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	18,575	26,041	(41,082)	(72,826)	(7,124)	(22,386)

Total Increase (Decrease) in Net Assets	30,730	55,591	10,748	110,516	32,764	70,884
Net Assets
Beginning of Period	259,307	203,716	941,928	831,412	471,012	400,128

End of Period	$290,037	$259,307	$952,676	$941,928	$503,776	$471,012

Undistributed Net Investment Income (Loss)	$6,976	$4,435	$3,012	$2,784	$6,374	$4,096

Portfolio Share Transactions:
Shares Sold	27,373	41,858	5,198	11,515	14,851	22,317
Reinvestment of Distributions Paid	—	3,683	—	914	—	5,103
Shares Redeemed	(12,427)	(21,640)	(17,869)	(39,722)	(19,342)	(45,243)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	14,946	23,901	(12,671)	(27,293)	(4,491)	(17,823)

The Accompanying Notes are an Integral Part of the Financial Statements.

190	Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

$1,089	$2,403	$(523)	$106	$153	$319	$986	$2,757
10,334	18,254	46,111	63,882	1,868	2,172	3,130	13,286
(6,780)	(1,238)	(3,287)	22,591	1,517	6,364	17,015	51,346

4,643	19,419	42,301	86,579	3,538	8,855	21,131	67,389

—	(1,417)	—	(2,686)	—	(1,416)	—	(3,517)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(1,417)	—	(2,686)	—	(1,416)	—	(3,517)

9,332	18,813	18,388	27,893	7,002	8,910	23,698	37,265

—	1,417	—	2,685	—	1,416	—	3,517
(9,805)	(15,087)	(28,700)	(45,667)	(2,483)	(2,490)	(25,148)	(39,323)

(473)	5,143	(10,312)	(15,089)	4,519	7,836	(1,450)	1,459

4,170	23,145	31,989	68,804	8,057	15,275	19,681	65,331

118,130	94,985	418,965	350,161	45,991	30,716	374,259	308,928

$122,300	$118,130	$450,954	$418,965	$54,048	$45,991	$393,940	$374,259

$3,177	$2,088	$(139)	$384	$241	$88	$3,452	$2,467

7,757	18,100	9,810	18,353	7,190	10,587	13,513	25,172
—	1,438	—	1,956	—	1,523	—	2,593
(8,134)	(14,518)	(15,285)	(30,438)	(2,519)	(3,021)	(14,335)	(26,730)

(377)	5,020	(5,475)	(10,129)	4,671	9,089	(822)	1,035

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	191

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,880	$3,674	$1,087	$844	$25,451	$29,393
Net Realized Gain (Loss) on Investments	9,751	19,624	3,120	(208)	60,185	74,450
Net Change in Unrealized Appreciation (Depreciation) of Investments	(3,029)	18,194	148	5,994	(1,254)	(6,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,602	41,492	4,355	6,630	84,382	97,259

Distributions to Shareholders from:
Net Investment Income	—	(2,403)	—	(909)	—	(37,804)
Net Realized Gain on Investments	—	—	—	—	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(2,403)	—	(909)	—	(37,804)

Capital Transactions:
Shares Sold	21,502	42,188	10,533	10,839	62,840	120,476
Reinvestment of Distributions Paid	—	2,403	—	909	—	37,804
Shares Redeemed	(16,426)	(32,744)	(2,530)	(3,103)	(75,960)	(131,085)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	5,076	11,847	8,003	8,645	(13,120)	27,195

Total Increase (Decrease) in Net Assets	14,678	50,936	12,358	14,366	71,262	86,650
Net Assets
Beginning of Period	297,804	246,868	65,711	51,345	1,376,593	1,289,943

End of Period	$312,482	$297,804	$78,069	$65,711	$1,447,855	$1,376,593

Undistributed Net Investment Income (Loss)	$5,705	$3,376	$1,424	$337	$54,122	$28,671

Portfolio Share Transactions:
Shares Sold	17,250	38,660	12,324	14,644	34,793	74,831
Reinvestment of Distributions Paid	—	2,263	—	1,192	—	24,692
Shares Redeemed	(13,143)	(30,128)	(2,982)	(4,184)	(42,105)	(81,722)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	4,107	10,795	9,342	11,652	(7,312)	17,801

The Accompanying Notes are an Integral Part of the Financial Statements.

192	Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

$1,237	$1,068	$543	$1,507	$1,325	$2,831	$22,285	$45,677
11,178	10,978	1	34	(746)	1,159	3,972	20,972
(13,019)	13,790	—	—	897	(166)	9,869	13,635

(604)	25,836	544	1,541	1,476	3,824	36,126	80,284

—	(949)	(543)	(1,507)	—	(3,183)	—	(49,043)
—	—	—	(34)	—	(996)	—	(3,631)
—	—	—	—	—	—	—	—

—	(949)	(543)	(1,541)	—	(4,179)	—	(52,674)

34,762	34,554	126,742	229,056	22,334	38,125	104,320	216,420
—	949	543	1,541	—	4,179	—	52,674
(39,405)	(33,656)	(142,869)	(325,161)	(5,961)	(8,239)	(71,468)	(134,679)

(4,643)	1,847	(15,584)	(94,564)	16,373	34,065	32,852	134,415

(5,247)	26,734	(15,583)	(94,564)	17,849	33,710	68,978	162,025

140,665	113,931	476,291	570,855	130,420	96,710	1,362,096	1,200,071

$135,418	$140,665	$460,708	$476,291	$148,269	$130,420	$1,431,074	$1,362,096

$1,522	$285	$415	$415	$1,302	$(23)	$66,481	$44,195

31,524	35,724	126,742	229,056	21,614	36,352	80,314	166,954
—	928	543	1,541	—	4,071	—	40,769
(35,809)	(36,337)	(142,869)	(325,161)	(5,776)	(7,857)	(55,081)	(103,920)

(4,285)	315	(15,584)	(94,564)	15,838	32,566	25,233	103,803

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	193

-

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,475	$2,669	$3,269	$3,061	$13,252	$25,518
Net Realized Gain (Loss) on Investments	(263)	4,648	(436)	3,535	6,170	14,028
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,752	1,179	3,312	478	(3,209)	3,718

Net Increase (Decrease) in Net Assets Resulting from Operations	2,964	8,496	6,145	7,074	16,213	43,264

Distributions to Shareholders from:
Net Investment Income	—	(5,007)	—	(4,154)	—	(23,047)
Net Realized Gain on Investments	—	(5,415)	—	(2,352)	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(10,422)	—	(6,506)	—	(23,047)

Capital Transactions:
Shares Sold	9,935	27,525	25,384	44,569	28,690	41,950
Reinvestment of Distributions Paid	—	10,422	—	6,506	—	23,047
Shares Redeemed	(10,580)	(15,529)	(6,424)	(41,235)	(18,607)	(40,687)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(645)	22,418	18,960	9,840	10,083	24,310

Total Increase (Decrease) in Net Assets	2,319	20,492	25,105	10,408	26,296	44,527
Net Assets
Beginning of Period	103,380	82,888	116,078	105,670	343,549	299,022

End of Period	$105,699	$103,380	$141,183	$116,078	$369,845	$343,549

Undistributed Net Investment Income (Loss)	$1,501	$27	$3,222	$(47)	$38,816	$25,564

Portfolio Share Transactions:
Shares Sold	9,977	24,945	23,388	40,745	38,035	59,478
Reinvestment of Distributions Paid	—	10,272	—	6,173	—	34,042
Shares Redeemed	(10,660)	(14,332)	(5,955)	(36,838)	(24,705)	(57,701)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(683)	20,885	17,433	10,080	13,330	35,819

The Accompanying Notes are an Integral Part of the Financial Statements.

194	Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010

$4,908	$9,506	$25,175	$56,978	$2,015	$4,697
663	8,348	80,699	83,681	9,662	10,611
(139)	3,889	(17,121)	110,444	(906)	13,475

5,432	21,743	88,753	251,103	10,771	28,783

—	(13,099)	—	(46,538)	—	(6,755)
—	(2,978)	—	—	—	—
—	—	—	—	—	—

—	(16,077)	—	(46,538)	—	(6,755)

44,699	67,798	67,675	103,898	11,684	20,463
—	16,077	—	46,538	—	6,755
(33,228)	(52,808)	(126,478)	(262,438)	(17,821)	(33,534)

11,471	31,067	(58,803)	(112,002)	(6,137)	(6,316)

16,903	36,733	29,950	92,563	4,634	15,712

182,453	145,720	2,295,102	2,202,539	248,166	232,454

$199,356	$182,453	$2,325,052	$2,295,102	$252,800	$248,166

$5,112	$204	$84,057	$58,883	$7,206	$5,191

42,633	63,577	47,154	78,473	10,863	20,828
—	15,605	—	36,356	—	7,271
(32,169)	(48,136)	(88,186)	(199,139)	(16,475)	(34,424)

10,464	31,046	(41,032)	(84,310)	(5,612)	(6,325)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	195

Consolidated Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Commodities Return Strategy Portfolio
	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Change in Net Assets
Operations
Net Investment Income (Loss)	$(79)	$—
Net Realized Gain (Loss) on Investments	(6,156)	—
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,007	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,228)	—

Distributions to Shareholders from:
Net Investment Income	—	—
Net Realized Gain on Investments	—	—
Tax Return of Capital	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	—

Capital Transactions:
Shares Sold	69,919	—
Reinvestment of Distributions Paid	—	—
Shares Redeemed	(166)	—

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	69,753	—

Total Increase (Decrease) in Net Assets	64,525	—
Net Assets
Beginning of Period	—	—

End of Period	$64,525	$—

Undistributed Net Investment Income (Loss)	$(79)	$—

Portfolio Share Transactions:
Shares Sold	71,292	—
Reinvestment of Distributions Paid	—	—
Shares Redeemed	(181)	—

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	71,111	—

The Accompanying Notes are an Integral Part of the Financial Statements.

196	Consolidated Statement of Changes in Net Assets

[THIS PAGE INTENTIONALLY LEFT BLANK]

197

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Growth Stock Portfolio
2011(j)	$2.13	$0.01		$0.09	$0.10	$—		$—		$—		$2.23
2010	1.92	0.02		0.21	0.23	(0.02)		—		(0.02)		2.13
2009	1.41	0.01		0.52	0.53	(0.02)		—		(0.02)		1.92
2008	2.49	0.02		(0.94)	(0.92)	(0.02)		(0.14)		(0.16)		1.41
2007	2.30	0.02		0.19	0.21	(0.02)		—		(0.02)		2.49
2006	2.11	0.02		0.19	0.21	(0.02)		—		(0.02)		2.30
Focused Appreciation Portfolio
2011(j)	$1.86	$0.00	(e)	$0.05	$0.05	$—		$—		$—		$1.91
2010	1.70	0.00	(e)	0.16	0.16	—		—		—		1.86
2009	1.20	0.00	(e)	0.50	0.50	—		—		—		1.70
2008	2.05	0.00	(e)	(0.80)	(0.80)	(0.01)		(0.04)		(0.05)		1.20
2007	1.62	0.01		0.42	0.43	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	2.05
2006	1.63	0.01		0.07	0.08	(0.01)		(0.08)		(0.09)		1.62
Large Cap Core Stock Portfolio
2011(j)	$1.24	$0.01		$0.04	$0.05	$—		$—		$—		$1.29
2010	1.12	0.01		0.12	0.13	(0.01)		—		(0.01)		1.24
2009	0.88	0.01		0.25	0.26	(0.02)		—		(0.02)		1.12
2008	1.45	0.02		(0.57)	(0.55)	(0.02)		—		(0.02)		0.88
2007	1.35	0.02		0.10	0.12	(0.02)		—		(0.02)		1.45
2006	1.22	0.02		0.12	0.14	(0.01)		—		(0.01)		1.35
Large Cap Blend Portfolio
2011(j)	$0.78	$0.00	(e)	$0.03	$0.03	$—		$—		$—		$0.81
2010	0.69	0.01		0.09	0.10	(0.01)		—		(0.01)		0.78
2009	0.55	0.01		0.14	0.15	(0.01)		—		(0.01)		0.69
2008	0.93	0.01		(0.38)	(0.37)	(0.01)		—		(0.01)		0.55
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)		(0.00	)(e)	(0.01)		0.93
Index 500 Stock Portfolio
2011(j)	$2.60	$0.02		$0.13	$0.15	$—		$—		$—		$2.75
2010	2.33	0.04		0.30	0.34	(0.05)		(0.02)		(0.07)		2.60
2009	1.95	0.05		0.45	0.50	(0.06)		(0.06)		(0.12)		2.33
2008	3.26	0.06		(1.22)	(1.16)	(0.06)		(0.09)		(0.15)		1.95
2007	3.26	0.06		0.12	0.18	(0.06)		(0.12)		(0.18)		3.26
2006	2.97	0.06		0.39	0.45	(0.05)		(0.11)		(0.16)		3.26
Large Company Value Portfolio
2011(j)	$0.74	$0.01		$0.02	$0.03	$—		$—		$—		$0.77
2010	0.67	0.01		0.07	0.08	(0.01)		—		(0.01)		0.74
2009	0.57	0.01		0.10	0.11	(0.01)		—		(0.01)		0.67
2008	0.93	0.02		(0.36)	(0.34)	(0.02)		(0.00	)(e)	(0.02)		0.57
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)		—		(0.01)		0.93
Domestic Equity Portfolio
2011(j)	$0.89	$0.01		$0.02	$0.03	$—		$—		$—		$0.92
2010	0.79	0.02		0.10	0.12	(0.02)		—		(0.02)		0.89
2009	0.63	0.02		0.16	0.18	(0.02)		—		(0.02)		0.79
2008	1.15	0.03		(0.44)	(0.41)	(0.03)		(0.08)		(0.11)		0.63
2007	1.31	0.03		(0.11)	(0.08)	(0.02)		(0.06)		(0.08)		1.15
2006	1.13	0.02		0.17	0.19	—		(0.01)		(0.01)		1.31

(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(j)	For the six months ended June 30, 2011. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

198	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

4.40%	$564,961	—%		0.44	%(c)	0.58	%(c)	28.33%
12.37	556,872	—		0.44		0.83		48.90
37.17	535,535	—		0.44		0.92		50.16
(38.86)	413,801	—		0.43		0.88		38.18
9.20	748,329	—		0.42		0.84		36.62
9.57	735,055	—		0.43		0.94		36.05

2.58%	$323,862	0.78	%(c),(p)	0.73	%(c),(p)	0.18	%(c)	35.41%
9.33	311,197	0.79	(p)	0.77	(p)	0.21		40.65
42.47	264,946	—		0.79		(0.14)		23.61
(40.01)	171,551	—		0.78		(0.09)		67.79
26.84	230,437	—		0.80		0.44		57.89
4.88	138,581	—		0.81		0.38		61.84

3.78%	$410,177	—%		0.45	%(c)	1.10	%(c)	29.23%
12.91	408,330	—		0.46		1.21		43.16
29.33	379,809	—		0.46		1.35		42.82
(38.74)	310,665	—		0.44		1.35		50.12
9.12	556,895	—		0.43		1.30		43.86
11.49	535,453	—		0.44		1.25		39.39

3.46%	$70,257	—%		0.83	%(c)	0.63	%(c)	16.90%
14.29	63,777	—		0.84		0.83		34.89
27.40	47,031	—		0.85		1.33		39.32
(40.25)	29,382	0.87		0.85		1.15		59.53
(6.52)	34,935	0.89	(c)	0.85	(c)	0.95	(c)	22.41

5.92%	$1,680,954	—%		0.21	%(c)	1.73	%(c)	1.36%
14.89	1,625,787	—		0.21		1.84		4.14
26.40	1,478,052	—		0.20		2.34		5.70
(36.94)	1,231,610	—		0.20		2.13		4.10
5.43	2,088,835	—		0.20		1.89		4.44
15.62	2,081,399	—		0.20		1.78		4.47

4.76%	$68,169	—%		0.78	%(c)	1.61	%(c)	26.43%
10.95	61,011	—		0.80		1.67		29.84
20.70	45,465	—		0.80		2.11		26.95
(37.23)	28,570	0.81		0.80		2.41		26.04
(5.97)	32,695	0.85	(c)	0.80	(c)	2.03	(c)	16.92

4.07%	$416,047	—%		0.57	%(c)	2.02	%(c)	14.37%
14.62	408,437	—		0.58		2.29		48.18
29.52	361,647	—		0.59		2.99		67.19
(38.49)	281,556	—		0.57		2.89		60.11
(6.33)	439,896	—		0.56		2.37		38.86
16.56	409,836	—		0.58		1.99		31.59

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(p)

For the Focused Appreciation Portfolio, expense ratios reflect total expenses before a management fee waiver effective August 12, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	199

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Equity Income Portfolio
2011(j)	$1.19	$0.01		$0.05	$0.06	$—		$—		$—		$1.25
2010	1.05	0.02		0.14	0.16	(0.02)		—		(0.02)		1.19
2009	0.87	0.02		0.19	0.21	(0.03)		—		(0.03)		1.05
2008	1.38	0.03		(0.51)	(0.48)	(0.00	)(e)	(0.03)		(0.03)		0.87
2007	1.53	0.03		0.01	0.04	(0.03)		(0.16)		(0.19)		1.38
2006	1.33	0.02		0.24	0.26	(0.02)		(0.04)		(0.06)		1.53
Mid Cap Growth Stock Portfolio
2011(j)	$3.12	$0.00	(e)	$0.17	$0.17	$—		$—		$—		$3.29
2010	2.52	0.01		0.60	0.61	(0.01)		—		(0.01)		3.12
2009	1.92	0.00	(e)	0.61	0.61	(0.01)		(0.00	)(e)	(0.01)		2.52
2008	3.68	0.01		(1.35)	(1.34)	(0.01)		(0.41)		(0.42)		1.92
2007	3.37	0.01		0.66	0.67	(0.03)		(0.33)		(0.36)		3.68
2006	3.30	0.03		0.12	0.15	—		(0.08)		(0.08)		3.37
Index 400 Stock Portfolio
2011(j)	$1.47	$0.01		$0.11	$0.12	$—		$—		$—		$1.59
2010	1.18	0.01		0.30	0.31	(0.01)		(0.01)		(0.02)		1.47
2009	0.90	0.01		0.32	0.33	(0.02)		(0.03)		(0.05)		1.18
2008	1.60	0.02		(0.55)	(0.53)	(0.02)		(0.15)		(0.17)		0.90
2007	1.59	0.02		0.10	0.12	(0.02)		(0.09)		(0.11)		1.60
2006	1.55	0.02		0.14	0.16	(0.02)		(0.10)		(0.12)		1.59
Mid Cap Value Portfolio
2011(j)	$1.16	$0.01		$0.04	$0.05	$—		$—		$—		$1.21
2010	0.98	0.02		0.17	0.19	(0.01)		—		(0.01)		1.16
2009	0.81	0.02		0.17	0.19	(0.01)		(0.01)		(0.02)		0.98
2008	1.28	0.01		(0.46)	(0.45)	—		(0.02)		(0.02)		0.81
2007	1.53	0.01		(0.02)	(0.01)	(0.01)		(0.23)		(0.24)		1.28
2006	1.45	0.02		0.20	0.22	(0.02)		(0.12)		(0.14)		1.53
Small Cap Growth Stock Portfolio
2011(j)	$1.77	$(0.00	)(e)	$0.19	$0.19	$—		$—		$—		$1.96
2010	1.42	0.00	(e)	0.36	0.36	(0.01)		—		(0.01)		1.77
2009	1.09	0.00	(e)	0.33	0.33	(0.00	)(e)	—		(0.00	)(e)	1.42
2008	2.37	0.00	(e)	(0.92)	(0.92)	(0.00	)(e)	(0.36)		(0.36)		1.09
2007	2.38	0.00	(e)	0.22	0.22	(0.00	)(e)	(0.23)		(0.23)		2.37
2006	2.53	—		0.18	0.18	—		(0.33)		(0.33)		2.38
Index 600 Stock Portfolio
2011(j)	$0.94	$0.00	(e)	$0.10	$0.10	$—		$—		$(0.03)		$1.01
2010	0.77	0.01		0.19	0.2	(0.03)		—		(0.03)		0.94
2009	0.64	0.01		0.15	0.16	(0.03)		(0.00	)(e)	(0.03)		0.77
2008	0.93	0.01		(0.29)	(0.28)	—		(0.01)		(0.01)		0.64
2007(h)	1.00	—		(0.06)	(0.06)	—		(0.01)		(0.01)		0.93
Small Cap Value Portfolio
2011(j)	$1.69	$0.00	(e)	$0.09	$0.09	$—		$—		$—		$1.78
2010	1.40	0.01		0.30	0.31	(0.02)		—		(0.02)		1.69
2009	1.14	0.01		0.30	0.31	(0.01)		(0.04)		(0.05)		1.40
2008	1.72	0.01		(0.45)	(0.44)	(0.01)		(0.13)		(0.14)		1.14
2007	1.84	0.01		(0.02)	(0.01)	(0.01)		(0.10)		(0.11)		1.72
2006	1.64	0.01		0.26	0.27	—		(0.07)		(0.07)		1.84

(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(j)	For the six months ended June 30, 2011. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

200	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

4.69%	$290,037	—%		0.67	%(c)	1.83	%(c)	8.13%
15.33	259,307	—		0.67		2.00		11.14
24.58	203,716	—		0.67		2.27		12.49
(35.81)	151,641	—		0.67		2.61		28.82
3.26	212,428	—		0.67		1.93		41.94
19.15	200,507	—		0.67		1.88		15.50

5.58%	$952,676	—%		0.53	%(c)	0.05	%(c)	18.49%
23.86	941,928	—		0.54		0.33		41.04
32.09 (o)	831,412	—		0.54		0.23		39.73
(40.08)	695,626	—		0.53		0.20		43.67
20.70	1,294,703	—		0.52		0.26		66.20
4.40	1,183,484	—		0.52		0.77		72.15

8.45%	$503,776	—%		0.27	%(c)	0.92	%(c)	6.14%
26.29	471,012	—		0.27		1.10		9.93
37.00	400,128	—		0.26		1.35		13.40
(36.28)	319,515	—		0.26		1.50		15.94
7.93	558,136	—		0.26		1.44		24.49
10.04	533,740	—		0.26		1.42		12.43

3.96%	$122,300	—%		0.92	%(c)	1.80	%(c)	52.21%
19.93	118,130	—		0.92		2.35		121.65
23.24	94,985	—		0.94		1.91		207.63
(35.07)	74,681	—		0.89		1.01		50.78
(0.16)	114,455	—		0.87		0.66		41.37
14.49	131,016	—		0.87		1.26		43.75

10.20%	$450,954	—%		0.57	%(c)	(0.24	)%(c)	41.12%
25.85	418,965	—		0.59		0.03		74.54
31.17	350,161	—		0.59		0.15		111.08
(43.87)	284,621	—		0.57		0.01		146.28
9.54	543,986	—		0.55		0.13		143.29
6.68	528,612	—		0.55		0.08		82.48

7.36%	$54,048	0.37	%(c)	0.35	%(c)	0.61	%(c)	25.10%
25.90	45,991	0.42		0.35		0.88		46.88
25.17	30,716	0.45		0.35		0.78		51.96
(31.30)	21,174	0.55		0.35		1.38		71.09
(5.89)	24,039	0.51	(c)	0.35	(c)	2.02	(c)	51.76

5.70%	$393,940	—%		0.87	%(c)	0.51	%(c)	2.84%
21.95	374,259	—		0.87		0.85		11.51
28.18	308,928	—		0.86		0.76		21.11
(28.13)	240,817	—		0.87		0.87		22.94
(0.83)	337,973	—		0.86		0.80		33.39
16.55	324,973	—		0.86		0.66		21.70

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been 31.99%.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	201

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
International Growth Portfolio
2011(j)	$1.21	$0.01		$0.03		$0.04	$—		$—		$—		$1.25
2010	1.05	0.02		0.15		0.17	(0.01)		—		(0.01)		1.21
2009	0.86	0.02		0.18		0.20	(0.01)		—		(0.01)		1.05
2008	1.82	0.03		(0.80)		(0.77)	(0.02)		(0.17)		(0.19)		0.86
2007	1.77	0.03		0.18		0.21	(0.02)		(0.14)		(0.16)		1.82
2006	1.48	0.02		0.29		0.31	—		(0.02)		(0.02)		1.77
Research International Core Portfolio
2011(j)	$0.82	$0.01		$0.04		$0.05	$—		$—		$—		$0.87
2010	0.75	0.01		0.07		0.08	(0.01)		—		(0.01)		0.82
2009	0.58	0.01		0.17		0.18	(0.01)		—		(0.01)		0.75
2008	1.04	0.02		(0.46)		(0.44)	(0.01)		(0.01)		(0.02)		0.58
2007(h)	1.00	0.01		0.05		0.06	(0.01)		(0.01)		(0.02)		1.04
International Equity Portfolio
2011(j)	$1.73	$0.03		$0.07		$0.10	$—		$—		$—		$1.83
2010	1.65	0.04		0.09		0.13	(0.05)		—		(0.05)		1.73
2009	1.32	0.04		0.39		0.43	(0.07)		(0.03)		(0.10)		1.65
2008	2.67	0.07		(1.16)		(1.09)	(0.05)		(0.21)		(0.26)		1.32
2007	2.33	0.07		0.35		0.42	(0.05)		(0.03)		(0.08)		2.67
2006	1.81	0.05		0.51		0.56	(0.04)		—		(0.04)		2.33
Emerging Markets Equity Portfolio
2011(j)	$1.11	$0.01		$(0.02)		$(0.01)	$—		$—		$—		$1.10
2010	0.90	0.01		0.21		0.22	(0.01)		—		(0.01)		1.11
2009	0.53	0.01		0.37		0.38	(0.01)		—		(0.01)		0.90
2008	1.24	0.02		(0.71)		(0.69)	(0.02)		(0.00	)(e)	(0.02)		0.53
2007(h)	1.00	0.01		0.23		0.24	(0.00	)(e)	—		(0.00	)(e)	1.24
Money Market Portfolio
2011(j)	$1.00	$0.00	(e)	$0.00	(e)	$0.00 (e)	$(0.00	)(e)	$—		$(0.00	)(e)	$1.00
2010	1.00	0.00	(e)	0.00	(e)	0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
2009	1.00	0.01		0.00	(e)	0.01	(0.01)		(0.00	)(e)	(0.01)		1.00
2008	1.00	0.03		0.00	(e)	0.03	(0.03)		(0.00	)(e)	(0.03)		1.00
2007	1.00	0.05		—		0.05	(0.05)		—		(0.05)		1.00
2006	1.00	0.05		—		0.05	(0.05)		—		(0.05)		1.00
Short-Term Bond Portfolio
2011(j)	$1.03	$0.01		$0.00	(e)	$0.01	$—		$—		$—		$1.04
2010	1.02	0.03		0.02		0.05	(0.03)		(0.01)		(0.04)		1.03
2009	0.99	0.04		0.02		0.06	(0.03)		(0.00	)(e)	(0.03)		1.02
2008	1.00	0.04		(0.01)		0.03	(0.04)		—		(0.04)		0.99
2007(h)	1.00	0.03		0.00	(e)	0.03	(0.03)		—		(0.03)		1.00

(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(j)	For the six months ended June 30, 2011. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

202	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

3.22%	$312,482	—%		0.76	%(c)	1.87	%(c)	40.84%
16.43	297,804	0.81	(q)	0.69	(q)	1.40		150.91
23.16	246,868	—		0.85		1.95		218.24
(46.19)	197,383	0.80		0.79		1.96		134.71
12.62	353,426	—		0.78		1.61		105.82
21.48	272,882	—		0.86		1.14		82.62

6.48%	$78,069	1.28	%(c)	1.15	%(c)	3.09	%(c)	21.99%
11.05	65,711	1.38		1.15		1.54		47.90
30.82	51,345	1.69		1.15		1.94		64.57
(42.54)	33,435	1.69		1.15		2.27		77.80
5.49	47,347	1.71	(c)	1.15	(c)	1.38	(c)	45.53

6.14%	$1,447,855	0.72	%(c),(f)	0.67	%(c),(f)	3.58	%(c)	11.55%
7.67	1,376,593	0.72	(f)	0.67	(f)	2.33		28.57
33.11 (o)	1,289,943	0.72	(f)	0.66	(f)	2.79		10.85
(43.78)	1,009,367	0.71	(f)	0.65	(f)	3.26		2.98
18.06	1,902,612	0.70	(f)	0.63	(f)	2.76		15.70
30.90	1,556,230	0.71	(f)	0.70	(f)	2.53		12.15

(0.36)%	$135,418	1.57	%(c)	1.50	%(c)	1.78	%(c)	28.96%
24.08	140,665	1.57		1.50		0.98		51.60
69.73	113,931	1.62		1.50		1.37		66.35
(55.22)	52,386	1.79		1.50		2.10		109.36
24.73	89,563	1.85	(c)	1.50	(c)	1.30	(c)	73.03

0.12%	$460,708	0.30	%(c),(l)	0.00	%(c),(e),(l)	0.24	%(c)	—
0.29	476,291	0.30	(l)	0.00	(e),(l)	0.29		—
0.76 (o)	570,855	0.34	(l),(m)	0.04	(l),(m)	0.62		—
2.76	622,620	0.32	(l),(m)	0.32	(l),(m)	2.66		—
5.28	462,092	—		0.30		5.16		—
4.86	390,589	—		0.30		4.77		—

0.97%	$148,269	—%		0.38	%(c)	1.94	%(c)	68.88%
3.63	130,420	—		0.39		2.48		115.08
7.22	96,710	—		0.39		3.54		65.56
2.71	69,797	—		0.40		4.29		74.86 (g)
3.10	57,998	—		0.44	(c)	4.80	(c)	72.69 (g)

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than 0.005%.
(f)

For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.
(l)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).
(m)	Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.
(o)

Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been 32.39% for the International Equity Portfolio and 0.61% for the Money Market Portfolio.

(q)

For the International Growth Portfolio, expense ratios reflect total expenses before a management fee waiver effective from October 1, 2010 through December 31, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	203

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period
Select Bond Portfolio
2011(j)	$1.29	$0.02		$0.01	$0.03	$—		$—		$—	$1.32
2010	1.26	0.05		0.03	0.08	(0.05)		(0.00	)(e)	(0.05)	1.29
2009	1.21	0.06		0.05	0.11	(0.06)		—		(0.06)	1.26
2008	1.23	0.06		(0.02)	0.04	(0.06)		—		(0.06)	1.21
2007	1.20	0.05		0.03	0.08	(0.05)		—		(0.05)	1.23
2006	1.20	0.05		—	0.05	(0.05)		—		(0.05)	1.20
Long-Term U.S. Government Bond Portfolio
2011(j)	$1.00	$0.01		$0.01	$0.02	$—		$—		$—	$1.02
2010	1.00	0.03		0.08	0.11	(0.05)		(0.06)		(0.11)	1.00
2009	1.22	0.03		(0.11)	(0.08)	(0.00	)(e)	(0.14)		(0.14)	1.00
2008	1.04	0.03		0.19	0.22	(0.02)		(0.02)		(0.04)	1.22
2007(h)	1.00	0.03		0.05	0.08	(0.03)		(0.01)		(0.04)	1.04
Inflation Protection Portfolio
2011(j)	$1.06	$0.03		$0.02	$0.05	$—		$—		$—	$1.11
2010	1.06	0.03		0.03	0.06	(0.04)		(0.02)		(0.06)	1.06
2009	0.99	0.02		0.07	0.09	(0.02)		(0.00	)(e)	(0.02)	1.06
2008	1.04	0.05		(0.06)	(0.01)	(0.04)		(0.00	)(e)	(0.04)	0.99
2007(h)	1.00	0.03		0.04	0.07	(0.03)		—		(0.03)	1.04
High Yield Bond Portfolio
2011(j)	$0.72	$0.03		$0.01	$0.04	$—		$—		$—	$0.76
2010	0.68	0.06		0.03	0.09	(0.05)		—		(0.05)	0.72
2009	0.51	0.05		0.18	0.23	(0.06)		—		(0.06)	0.68
2008	0.70	0.05		(0.19)	(0.14)	(0.05)		—		(0.05)	0.51
2007	0.73	0.05		(0.03)	0.02	(0.05)		—		(0.05)	0.70
2006	0.72	0.05		0.01	0.06	(0.05)		—		(0.05)	0.73
Multi-Sector Bond Portfolio
2011(j)	$1.03	$0.03		$0.00 (e)	$0.03	$—		$—		$—	$1.06
2010	0.99	0.06		0.08	0.14	(0.08)		(0.02)		(0.10)	1.03
2009	0.85	0.04		0.15	0.19	(0.03)		(0.02)		(0.05)	0.99
2008	0.98	0.04		(0.11)	(0.07)	(0.06)		(0.00	)(e)	(0.06)	0.85
2007(h)	1.00	0.03		(0.02)	0.01	(0.03)		—		(0.03)	0.98
Commodities Return Strategy Portfolio
2011(r)	$1.00	$(0.00	)(e)	$(0.09)	$(0.09)	$—		$—		$—	$0.91
Balanced Portfolio
2011(j)	$1.40	$0.02		$0.04	$0.06	$—		$—		$—	$1.46
2010	1.28	0.03		0.12	0.15	(0.03)		—		(0.03)	1.40
2009	1.10	0.04		0.19	0.23	(0.05)		—		(0.05)	1.28
2008	1.99	0.05		(0.41)	(0.36)	(0.02)		(0.51)		(0.53)	1.10
2007	1.97	0.03		0.09	0.12	(0.06)		(0.04)		(0.10)	1.99
2006	1.86	0.06		0.12	0.18	(0.05)		(0.02)		(0.07)	1.97
Asset Allocation Portfolio
2011(j)	$1.05	$0.01		$0.03	$0.04	$—		$—		$—	$1.09
2010	0.96	0.02		0.10	0.12	(0.03)		—		(0.03)	1.05
2009	0.77	0.02		0.20	0.22	(0.03)		—		(0.03)	0.96
2008	1.24	0.03		(0.38)	(0.35)	(0.03)		(0.09)		(0.12)	0.77
2007	1.22	0.03		0.08	0.11	(0.03)		(0.06)		(0.09)	1.24
2006	1.16	0.03		0.08	0.11	(0.02)		(0.03)		(0.05)	1.22

(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(j)	For the six months ended June 30, 2011. (Unaudited)
(r)	For the period April 29, 2011 (commencement of operations) through June 30, 2011. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

204	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.57%	$1,431,074	—%		0.30	%(c)	3.23	%(c)	71.01	%(g)
6.59	1,362,096	—		0.30		3.51		112.85	(g)
9.37	1,200,071	—		0.30		4.42		66.49	(g)
3.26	1,088,647	—		0.30		5.06		85.39	(g)
6.39	1,114,647	—		0.30		5.26		104.07	(g)
3.74	924,457	—		0.30		4.85		169.55	(g)

3.02%	$105,699	—%		0.60	%(c)	2.89	%(c)	334.90	%(g)
10.62	103,380	—		0.60		2.76		525.61	(g)
(6.98)	82,888	—		0.60		2.75		589.06	(g)
20.76	90,206	—		0.62		2.51		272.80	(g)
7.55	35,815	0.72	(c)	0.65	(c)	4.31	(c)	175.03	(g)

5.00%	$141,183	—%		0.61	%(c)	5.20	%(c)	20.60%
5.60	116,078	—		0.61		2.43		68.09
9.98	105,670	—		0.61		2.35		63.47
(1.38)	69,140	—		0.62		4.34		48.63
6.83	37,462	0.70	(c)	0.65	(c)	4.95	(c)	94.74	(g)

4.70%	$369,845	—%		0.46	%(c)	7.38	%(c)	31.00%
14.56	343,549	—		0.47		7.99		71.62
45.39	299,022	—		0.48		8.74		75.30
(21.35)	212,003	—		0.47		8.55		43.30
2.38	292,928	—		0.47		7.43		61.65
9.77	276,639	—		0.47		7.00		80.94

3.22%	$199,356	—%		0.84	%(c)	5.47	%(c)	43.69	%(g)
13.19	182,453	—		0.84		5.41		102.10	(g)
22.08	145,720	—		0.85		4.43		93.70	(g)
(6.86)	94,121	—		0.88		4.40		23.40	(g)
1.09	74,829	—		0.93	(c)	5.39	(c)	72.85	(g)

—%	$64,525	—%		0.63	%(c)	(0.53	)%(c)	12.36	%(g)

3.93%	$2,325,052	—%		0.30	%(c)	2.19	%(c)	58.47	%(g)
11.96	2,295,102	—		0.30		2.58		81.33	(g)
21.43	2,202,539	—		0.30		3.07		73.12	(g)
(22.72)	1,994,701	—		0.30		3.26		68.34	(g)
6.15	2,896,195	—		0.30		3.23		106.64	(g)
10.42	2,949,632	—		0.30		3.11		70.12	(g)

4.29%	$252,800	0.58	%(c)	0.53	%(c)	1.61	%(c)	52.64	%(g)
13.01	248,166	0.58		0.53		2.01		73.04	(g)
27.09	232,454	0.60		0.55		2.44		78.15	(g)
(30.13)	199,640	0.60		0.54		2.59		74.22	(g)
9.40	302,292	0.58		0.54		2.64		85.44	(g)
9.91	281,863	—		0.59		2.53		86.85	(g)

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	205

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2011

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

On April 29, 2011, the Commodities Return Strategy Portfolio (the “Commodities Portfolio”) commenced operations in the Series Fund. The Commodities Portfolio was organized with 2,000,000,000 authorized shares of Common Stock, with a par value equaling $0.01 per share. Northwestern Mutual purchased $50,001,000 of the Commodities Portfolio.

During the period ended June 30, 2011, Northwestern Mutual made redemptions totaling $31,466,571 from the Emerging Markets Equity Portfolio, and $24,847,420 from the Multi-Sector Bond Portfolio.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

C. Federal Income Taxes — The Portfolio’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on distributed income and gains. Therefore, no federal income tax or excise provision is required.

D. Distributions — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable.

E. Other — The Portfolio’s record security transactions based on a trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

F. New Accounting Pronouncements — In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured

206	Notes to Financial Statements

Notes to Financial Statements

borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

Note 3. Security Valuation

For purposes of calculating a net asset value, portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

• Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

• Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 of the fair value hierarchy:

• Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as a Level 2 of the fair value hierarchy. Transfers between Level 1 and Level 2 for foreign securities fair valued under procedures adopted by the Board of Directors are not disclosed separately. During the period ended June 30, 2011, other securities were not transferred between Level 1 and Level 2.

• Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

• Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

• Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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• Investments in open-end mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 of the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 of the fair value hierarchy.

• Money market investments, other than in the Money Market Portfolio, with maturities exceeding 60 days are generally valued by a pricing service. Money market investments with maturities of 60 days or less and all securities in the Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

• Listed derivatives, such as futures or option contracts, that are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

• Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 of the fair value hierarchy:

• Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Board of Directors. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based date (e.g. trade information or broker quotes).

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments.

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

208	Notes to Financial Statements

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C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

G. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios in commercial paper to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2011, the Select Bond and Balanced Portfolios earned $216,639 and $227,120, respectively, in interest from securities lending activity, which is included as interest income in the Statements of Operations. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the

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securities on loan. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2011, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Values of Securities on Loan	Value of Collateral
Select Bond Portfolio	$78,004,330	$80,512,500
Balanced Portfolio	50,297,620	52,035,000

As of June 30, 2011, collateral received for securities on loan was invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as an alternative to direct investments. The Portfolios have adopted amendments to authoritative guidance regarding disclosures of derivatives and hedging activity. This guidance requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of, and gains and losses on, derivative instruments. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment under the guidance.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the

210	Notes to Financial Statements

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future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2010	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2011
Growth Stock Portfolio
# of Contracts	—	57	—	—	(57)	—
Notional Amount	—	6	—	—	(6)	—
Premium	$—	2	—	—	(2)	$—
Large Cap Core Stock Portfolio
# of Contracts	—	46	—	—	(46)	—
Notional Amount	—	5	—	—	(5)	—
Premium	$—	2	—	—	(2)	$—
Small Cap Growth Stock Portfolio
# of Contracts	—	5,564	—	(5,121)	(92)	351
Notional Amount	—	556	—	(512)	(9)	35
Premium	$—	107	—	(94)	(1)	$12
Long-Term U.S. Government Bond Portfolio
# of Contracts	54	108	—	(64)	(36)	62
Notional Amount	135	108	—	(64)	(90)	89
Premium	$30	41	—	(27)	(20)	$24
Multi-Sector Bond Portfolio
# of Contracts	550	533	—	(58)	(18)	1,007
Notional Amount	5,550	3,818	—	(58)	(45)	9,215
Premium	$49	78	—	(24)	(4)	$99
Balanced Portfolio
# of Contracts	2,230	109	—	(1,150)	(1,189)	—
Notional Amount	223	10	—	(115)	(118)	—
Premium	$145	4	—	(82)	(67)	$—
Asset Allocation Portfolio
# of Contracts	220	16	—	(110)	(126)	—
Notional Amount	22	2	—	(11)	(13)	—
Premium	$14	1	—	(8)	(7)	$—

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of

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Notes to Financial Statements

Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. As of June 30, 2011, open credit default swap agreements were as follows:

Open credit default swaps on corporate or sovereign issues and credit indicies are disclosed in the Schedule of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit swap agreements outstanding as of June 30, 2011 for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolios from such investments might be subject to U.S. excise or income taxes.

E. Commodity Linked Derivatives — The Commodities Portfolio invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities market or a commodity index without investing directly in physical commodities. Such instruments may include swap agreements, options, futures and options on futures. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities. However, there can be no guarantee that the Portfolio’s commodity linked investments would not be correlated with traditional

212	Notes to Financial Statements

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financial assets under any particular market conditions. The value of commodity linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

F. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2011, are (amounts in thousands):

	Asset Derivatives - June 30, 2010		Liability Derivatives - June 30, 2010
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Growth Stock Portfolio
Equity contracts	Receivables - Futures Variation Margin	$73	Payables - Futures Variation Margin	$—
Index 500 Stock Portfolio
Equity contracts	Receivables - Futures Variation Margin	263	Payables - Futures Variation Margin	—
Large Company Value Portfolio
Equity contracts	Receivables - Futures Variation Margin	4	Payables - Futures Variation Margin	—
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	8	Payables - Foreign Currency Purchased	20
Mid Cap Growth Stock Portfolio
Equity contracts	Receivables - Futures Variation Margin	76	Payables - Futures Variation Margin	—
Index 400 Stock Portfolio
Equity contracts	Receivables - Futures Variation Margin	284	Payables - Futures Variation Margin	—
Mid Cap Value Portfolio
Foreign currency	Receivables - Foreign Currency Sold	132	Payables - Foreign Currency Purchased	273
exchange contracts
Small Cap Growth Stock Portfolio
Equity contracts	Investments, at Value	—	Payables - Outstanding Options Written, at Value	24
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	—	Payables - Outstanding Swaps Contracts, at Value	184
Equity contracts	Receivables - Futures Variation Margin	18	Payables - Futures Variation Margin	—
Index 600 Stock Portfolio
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	—	Payables - Outstanding Swaps Contracts, at Value	111
Short-Term Bond Portfolio
Interest rate contracts	Receivables - Futures Variation Margin	113	Payables - Futures Variation Margin	—
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	8	Payables - Foreign Currency Purchased	58
Select Bond Portfolio
Interest rate contracts	Receivables - Futures Variation Margin	605	Payables - Futures Variation Margin	—
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	104	Payables - Foreign Currency Purchased	621
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables - Futures Variation Margin	—	Payables - Futures Variation Margin	15
Interest rate contracts	Investments, at Value	—	Payables - Outstanding Options Written, at Value	17
Inflation Protection Portfolio
Other contracts	Receivables - Outstanding Swaps Contracts, at Value	—	Payables - Outstanding Swaps Contracts, at Value	268
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	298	Payables - Foreign Currency Purchased	—
Multi-Sector Bond Portfolio
Interest rate contracts	Investments, at Value	9	Payables - Outstanding Options Written, at Value	63
Credit contracts	Receivables - Outstanding Swaps Contracts, at Value	927	Payables - Outstanding Swaps Contracts, at Value	1
Interest rate contracts	Receivables - Outstanding Swaps Contracts, at Value	290	Payables - Outstanding Swaps Contracts, at Value	2
Interest rate contracts	Receivables - Futures Variation Margin	—	Payables - Futures Variation Margin	100
Foreign currency exchange contracts	Receivables Foreign Currency Sold	564	Payables - Foreign Currency Purchased	1,036
Commodities Return Strategy Portfolio
Other contracts	Receivables - Outstanding Swaps Contracts, at Value	1,008	Payables - Outstanding Swaps Contracts, at Value	3

Notes to Financial Statement	213

Notes to Financial Statements

	Asset Derivatives - June 30, 2010		Liability Derivatives - June 30, 2010
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Balanced Portfolio
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	$466	Payables - Outstanding Swaps Contracts, at Value	$3,382
Equity contracts	Receivables - Futures Variation Margin	564	Payables - Futures Variation Margin	—
Interest rate contracts	Receivables - Futures Variation Margin	391	Payables - Futures Variation Margin	—
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	386	Payables - Foreign Currency Purchased	67
Asset Allocation Portfolio
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	392	Payables - Outstanding Swaps Contracts, at Value	639
Equity contracts	Receivables - Futures Variation Margin	68	Payables - Futures Variation Margin
Interest rate contracts	Receivables - Futures Variation Margin	30	Payables - Futures Variation Margin	—
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	99	Payables - Foreign Currency Purchased	—

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the six months ended June 30, 2011 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$—	$336	$—	$—	$336
Index 500 Stock Portfolio
Equity contracts	—	916	—	—	916
Large Company Value Portfolio
Equity contracts	—	184	—	—	184
Foreign currency exchange contracts	—	—	(13)	—	(13)
Mid Cap Growth Stock Portfolio
Equity contracts	—	(782)	—	—	(782)
Index 400 Stock Portfolio
Equity contracts	—	1,804	—	—	1,804
Mid Cap Value Portfolio
Foreign currency exchange contracts	—	—	(58)	—	(58)
Small Cap Growth Stock Portfolio
Equity contracts	94	(88)	—	2,146	2,152
Index 600 Stock Portfolio
Equity contracts	—	—	—	515	515
Short-Term Bond Portfolio
Foreign currency exchange contracts	—	—	(97)	—	(97)
Interest rate contracts	—	(609)	—	—	(609)
Select Bond Portfolio
Foreign currency exchange contracts	—	—	(959)	—	(959)
Interest rate contracts	—	(4,662)	—	—	(4,662)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	33	269	—	—	302
Inflation Protection Portfolio
Foreign currency exchange contracts	—	—	(993)	—	(993)
Multi-Sector Bond Portfolio
Credit contracts	—	—	—	521	521
Foreign currency exchange contracts	—	—	(1,065)	—	(1,065)
Interest rate contracts	29	268	—	(1,247)	(950)
Commodities Return Strategy Portfolio
Other contracts	—	(104)	—	(6,052)	(6,156)
Balanced Portfolio
Equity contracts	82	2,273	—	5,123	7,478
Foreign currency exchange contracts	—	—	(656)	—	(656)
Interest rate contracts	—	(2,171,)	—	—	(2,171)
Asset Allocation Portfolio
Equity contracts	8	186	—	1,431	1,625
Foreign currency exchange contracts	—	—	(42)	—	(42)
Interest rate contracts	—	(228)	—	—	(228)

214	Notes to Financial Statements

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Change in unrealized appreciation or depreciation on derivative instruments, by contract type and primary risk exposure, for the six months ended June 30, 2011 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$—	$219	$—	$—	$219
Index 500 Stock Portfolio
Equity contracts	—	828	—	—	828
Large Company Value Portfolio
Equity contracts	—	(5)	—	—	(5)
Foreign currency exchange contracts	—	—	(9)	—	(9)
Mid Cap Growth Stock Portfolio
Equity contracts	—	589	—	—	589
Index 400 Stock Portfolio
Equity contracts	—	1,945	—	—	1,945
Mid Cap Value Portfolio
Foreign currency exchange contracts	—	—	(132)	—	(132)
Small Cap Growth Stock Portfolio
Equity contracts	(12)	101	—	(1,247)	(1,158)
Index 600 Stock Portfolio
Equity contracts	—	—	—	(110)	(110)
Short-Term Bond Portfolio
Foreign currency exchange contracts	—	—	(23)	—	(23)
Interest rate contracts	—	(326)	—	—	(326)
Select Bond Portfolio
Foreign currency exchange contracts	—	—	(244)	—	(244)
Interest rate contracts	—	199	—	—	199
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	4	58	—	—	62
Inflation Protection Portfolio
Foreign currency exchange contracts	—	—	(36)	—	(36)
Other contracts	—	—	—	468	468
Multi-Sector Bond Portfolio
Credit contracts	—	—	—	(55)	(55)
Foreign currency exchange contracts	—	—	(1,036)	—	(1,036)
Interest rate contracts	61	(363)	—	(49)	(351)
Commodities Return Strategy Portfolio
Other contracts	—	—	—	1,009	1,009
Balanced Portfolio
Equity contracts	(99)	1,872	—	(5,777)	(4,004)
Foreign currency exchange contracts	—	—	508	—	508
Interest rate contracts	—	(120)	—	—	(120)
Asset Allocation Portfolio
Equity contracts	(10)	270	—	(807)	(547)
Foreign currency exchange contracts	—	—	111	—	111
Interest rate contracts	—	2	—	—	2

The volumes indicated in the open futures contracts, transactions in written options and swap agreements outstanding tables are indicative of the amounts throughout the period.

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolio’s income.

Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolios to credit risk, consist

Notes to Financial Statements	215

Notes to Financial Statements

principally of cash due from counterparties and investments. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Statements of Assets and Liabilities.

Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If the Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Note 5. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	0.20%
Index 400 Stock	0.25%
Mid Cap Value	0.85%
Small Cap Value	0.85%
Money Market	0.30%
Select Bond	0.30%
Commodities Return Strategy	0.80%
Balanced	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock	0.60%	0.50%	0.40%
Large Cap Core Stock	0.60%	0.50%	0.40%
Mid Cap Growth Stock	0.80%	0.65%	0.50%
Small Cap Growth Stock	0.80%	0.65%	0.50%
International Equity	0.85%	0.65%	0.65%
High Yield Bond	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity	0.65%	0.55%	0.50%
Large Company Value	0.72%	0.67%	0.62%
International Growth	0.75%	0.65%	0.55%
Short-Term Bond	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond	0.555%	0.515%	0.495%
Inflation Protection	0.58%	0.55%	0.49%
Multi-Sector Bond	0.79%	0.78%	0.77%
Asset Allocation	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend	0.77%	0.70%	0.62%	0.56%
Research International Core	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income	0.65%	0.60%

216	Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock	0.25%	0.20%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation	0.90%	April 30, 2012
Large Cap Blend	0.85%	April 30, 2012
Large Company Value	0.80%	April 30, 2012
Domestic Equity	0.75%	April 30, 2012
Equity Income	0.75%	April 30, 2012
Mid Cap Value	1.00%	April 30, 2012
Index 600 Stock	0.35%	April 30, 2012
Small Cap Value	1.00%	April 30, 2012
International Growth	1.10%	April 30, 2012
Research International Core	1.15%	April 30, 2012
Emerging Markets Equity	1.50%	April 30, 2012
Short-Term Bond	0.45%	April 30, 2012
Long-Term U.S. Government Bond	0.65%	April 30, 2012
Inflation Protection	0.65%	April 30, 2012
Multi-Sector Bond	0.95%	April 30, 2012
Commodities Return Strategy	0.98%	April 30, 2012
Asset Allocation	0.75%	April 30, 2012

With respect to the Focused Appreciation Portfolio, MSA has agreed to waive a portion of its management fee effective August 12, 2010, such that its management fee is 0.75% on the Portfolio’s first $100 million of assets, 0.70% on Portfolio assets from $100 million to $300 million, 0.65% on assets from $300 million to $500 million, and 0.60% on Portfolio assets in excess of $500 million. MSA’s fee waiver agreement extends at least until April 30, 2012.

With respect to the Mid Cap Value Portfolio, MSA has agreed to waive a portion of its management fee effective April 30, 2011, such that its management fee is 0.85% on the Portfolio’s first $150 million of assets, 0.80% on Portfolio assets from $150 million to $300 million, and 0.75% on Portfolio assets in excess of $300 million. MSA’s fee waiver agreement extends at least until April 30, 2012.

With respect to the Small Cap Value Portfolio, MSA has agreed to waive a portion of its management fee effective April 30, 2011, such that its management fee is 0.85% on the Portfolio’s first $500 million of assets and 0.80% on Portfolio assets in excess of $500 million. MSA’s fee waiver agreement extends at least until April 30, 2012.

With respect to the International Equity Portfolio, MSA has agreed to waive a portion of its management fee effective November 15, 2006, such that its management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA’s fee waiver agreement extends at least until April 30, 2012.

With respect to the Money Market Portfolio, MSA has voluntarily agreed to waive its 0.30% management fee effective December 31, 2008, on a temporary basis. The waiver is limited to MSA’s management fee, and as a result, the Money Market Portfolio will continue to bear any other expenses that MSA has not contractually agreed to assume. This voluntary waiver will be reviewed periodically by MSA and may be revised or discontinued at any time. See Subsequent Events Note 13.

Notes to Financial Statements	217

Notes to Financial Statements

MSA provides investment management to the NMSF Cayman Commodity Fund, Ltd. (“Subsidiary”) at the annual rate of 0.20% of its net assets. MSA has agreed to waive its management fee from the Commodities Portfolio in an amount equal to the management fee paid to MSA by the Subsidiary. This agreement will remain in effect for as long as the Commodities Portfolio remains invested in the Subsidiary. The waiver is reflected in the Statement of Operations as Less Waived Fees Paid by Affiliate. For the period ended June 30, 2011, the amount waived was $3,401.

With respect to the Asset Allocation Portfolio, MSA has agreed to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2012.

The investment advisory fee is paid to MSA. All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay custodian fees, audit expenses and certain other expenses. MSA pays certain other costs in connection with the management of the investment of the assets of the Portfolios and the administration of the affairs of the Portfolios.

Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2011, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock Portfolio	$56
Focused Appreciation Portfolio	78
Large Cap Core Stock Portfolio	51
Large Cap Blend Portfolio	45
Index 500 Stock Portfolio	67
Domestic Equity Portfolio	58
Equity Income Portfolio	43
Mid Cap Growth Stock Portfolio	52
Index 400 Stock Portfolio	54
Small Cap Growth Stock Portfolio	63
Index 600 Stock Portfolio	69
Small Cap Value Portfolio	62
Short-Term Bond Portfolio	67
High Yield Bond Portfolio	80
Asset Allocation Portfolio	51

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day to day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee, at the rates noted below.

For the Domestic Equity Portfolio, MSA pays Capital Guardian Trust Company a flat annual fee of $375,000 on the Portfolio’s assets up to $100 million. For assets in excess of $100 million, MSA pays Capital Guardian Trust Company according to the following schedule.

Portfolio	Excess of $100 Million
Domestic Equity	0.275%
(Sub-advised by Capital Guardian Trust Company)

Portfolio	Fee
Small Cap Value	0.60%
(Sub-advised by T. Rowe Price Associates, Inc.)
Long-Term U.S. Government Bond	0.225%
(Sub-advised by Pacific Investment Management Company, LLC)
Multi-Sector Bond	0.45%
(Sub-advised by Pacific Investment Management Company, LLC)

Portfolio	First $50 Million	Next $100 Million	Excess Over $150 Million
Commodities Return Strategy	0.42%	0.37%	0.32%
(Sub-advised by Credit Suisse Asset Management, LLC)

218	Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $50 Million	Next $50 Million	Next $200 Million	Next $200 Million	Excess Over $500 Million
Mid Cap Value	0.57%	0.52%	0.50%	0.45%	0.40%
(Sub-advised by American Century Investment Management, Inc.)

Portfolio	First $100 Million	Next $50 Million	Next $350 Million	Next $500 Million	Next $500 Million	Excess Over $1.5 Billion
International Equity	0.50%	0.35%	0.30%	0.25%	0.20%	0.15%
(Sub-advised by Templeton Investment Counsel LLC)

	First	Next	Excess Over
	$100	$150	$250
Portfolio	Million	Million	Million
Large Company Value	0.47%	0.42%	0.38%
(Sub-advised by American Century Investment Management, Inc.)
International Growth	0.50%	0.43%	0.37%
(Sub-advised by Janus Capital Management LLC)
Inflation Protection	0.32%	0.30%	0.25%
(Sub-advised by American Century Investment Management, Inc.)

Portfolio	First $100 Million	Next $200 Million	Next $200 Million	Excess Over $500 Million
Focused Appreciation	0.50%	0.45%	0.40%	0.35%
(Sub-advised by Janus Capital Management LLC)

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend	0.46%	0.40%	0.35%	0.30%
(Sub-advised by Capital Guardian Trust Company)

Portfolio	First $250 Million	Next $250 Million	Excess Over $500 Million
Equity Income	0.40%	0.375%	0.35%
(Sub-advised by T. Rowe Price Associates, Inc.)

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1 Billion
Research International Core	0.55%	0.50%	0.45%	0.40%
(Sub-advised by Massachusetts Financial Services Company)
Emerging Markets Equity	0.80%	0.75%	0.65%	0.50%
(Sub-advised by Massachusetts Financial Services Company)

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Notes to Financial Statements	219

Notes to Financial Statements

Certain losses incurred by the Portfolios after October 31 are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2010 is provided below:

Portfolio	Capital	Foreign Currency	Amount	Expiration	Utilized in 2008	Expired in 2008
			(Amounts in thousands)
Growth Stock Portfolio	$—	$—	$28,798	2017	$23,883	$—
Focused Appreciation Portfolio	—	—	8,980	2017	4,678	—
Large Cap Core Stock Portfolio	—	—	125,413	2011-2017	11,298	—
Large Cap Blend Portfolio	—	—	15,423	2016-2017	11	—
Index 500 Stock Portfolio	—	—	—	—	—	—
Large Company Value Portfolio	—	—	9,999	2016-2018	—	—
Domestic Equity Portfolio	—	—	150,052	2016-2017	19,384	—
Equity Income Portfolio	957	—	17,855	2016-2018	—	—
Mid Cap Growth Stock Portfolio	—	—	42,790	2017	21,049	—
Index 400 Stock Portfolio	—	—	—	—	—	—
Mid Cap Value Portfolio	—	62	18,661	2017	18,864	—
Small Cap Growth Stock Portfolio	—	—	128,098	2016-2017	55,834	—
Index 600 Stock Portfolio	—	—	54	2017	839	—
Small Cap Value Portfolio	—	—	4,009	2017	11,371	—
International Growth Portfolio	—	—	64,070	2016-2017	20,047	—
Research International Core Portfolio	—	—	14,036	2016-2018	—	—
International Equity Portfolio	—	—	48,728	2017	67,908	—
Emerging Markets Equity Portfolio	—	24	12,375	2016-2017	11,376	—
Money Market Portfolio	—	—	—	—	—	—
Short-Term Bond Portfolio	20	23	—	—	—	—
Select Bond Portfolio	—	702	—	—	—	—
Long-Term U.S. Government Bond Portfolio	572	—	—	—	2,843	—
Inflation Protection Portfolio	—	91	—	—	—	—
High Yield Bond Portfolio	—	—	37,403	2013-2017	13,043	5,155
Multi-Sector Bond Portfolio	—	—	—	—	1,372	—
Balanced Portfolio	—	475	123,953	2017	87,787	—
Asset Allocation Portfolio	—	39	30,016	2016-2017	10,279	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“Modernization Act”), capital losses incurred by the Fund will not be subject to expiration and retain the character of the original loss. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. The Modernization Act is effective for taxable years beginning after December 22, 2010.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Portfolios has reviewed all open tax years (2007 to 2010) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the year ended December 31, 2010 was as follows:

Portfolio	Ordinary Income	2010 Distributions Paid From: Long-term Capital Gain	Return of Capital
	(Amounts in thousands)
Growth Stock Portfolio	$4,234	$—	$—
Focused Appreciation Portfolio	—	—	—
Large Cap Core Stock Portfolio	4,461	—	—
Large Cap Blend Portfolio	433	—	—
Index 500 Stock Portfolio	30,558	10,237	—
Large Company Value Portfolio	856	—	—
Domestic Equity Portfolio	8,343	—	—
Equity Income Portfolio	3,789	—	—
Mid Cap Growth Stock Portfolio	2,314	—	—
Index 400 Stock Portfolio	$6,067	$—	$—

220	Notes to Financial Statements

Notes to Financial Statements

Portfolio	Ordinary Income	2010 Distributions Paid From: Long-term Capital Gain	Return of Capital
Mid Cap Value Portfolio	1,417	—	—
Small Cap Growth Stock Portfolio	2,686	—	—
Index 600 Stock Portfolio	1,416	—	—
Small Cap Value Portfolio	3,517	—	—
International Growth Portfolio	2,403	—	—
Research International Core Portfolio	909	—	—
International Equity Portfolio	37,804	—	—
Emerging Markets Equity Portfolio	949	—	—
Money Market Portfolio	1,541	—	—
Short-Term Bond Portfolio	4,179	—	—
Select Bond Portfolio	52,674	—	—
Long-Term U.S. Government Bond Portfolio	8,335	2,087	—
Inflation Protection Portfolio	4,757	1,749	—
High Yield Bond Portfolio	23,047	—	—
Multi-Sector Bond Portfolio	14,443	1,634	—
Balanced Portfolio	46,538	—	—
Asset Allocation Portfolio	6,755	—	—

Each Portfolio intends to distribute the maximum allowable amount permitted by law.

As of December 31, 2010, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
		(Amounts in thousands)
Growth Stock Portfolio	$4,291	$—	$(28,798)	$94,343
Focused Appreciation Portfolio	572	—	(8,980)	57,344
Large Cap Core Stock Portfolio	4,537	—	(125,413)	65,049
Large Cap Blend Portfolio	4	—	(15,423)	11,416
Index 500 Stock Portfolio	28,712	34,616	—	279,071
Large Company Value Portfolio	95	—	(9,999)	3,745
Domestic Equity Portfolio	8,356	—	(150,052)	67,888
Equity Income Portfolio	4,435	—	(18,812)	10,731
Mid Cap Growth Stock Portfolio	2,784	—	(42,790)	157,708
Index 400 Stock Portfolio	7,363	22,878	—	59,001
Mid Cap Value Portfolio	2,151	—	(18,723)	11,810
Small Cap Growth Stock Portfolio	1,448	—	(128,098)	91,669
Index 600 Stock Portfolio	88	—	(54)	3,059
Small Cap Value Portfolio	2,490	—	(4,009)	72,235
International Growth Portfolio	2,825	—	(64,070)	30,427
Research International Core Portfolio	345	—	(14,036)	7,721
International Equity Portfolio	28,710	—	(48,728)	177,542
Emerging Markets Equity Portfolio	309	—	(12,399)	30,440
Money Market Portfolio	415	—	—	—
Short-Term Bond Portfolio	250	—	(43)	1,285
Select Bond Portfolio	67,181	9,318	(702)	28,644
Long-Term U.S. Government Bond Portfolio	27	—	(572)	(5,506)
Inflation Protection Portfolio	503	737	(91)	3,609
High Yield Bond Portfolio	25,674	—	(37,403)	16,737
Multi-Sector Bond Portfolio	1,042	1,319	—	5,737
Balanced Portfolio	62,267	—	(124,428)	209,972
Asset Allocation Portfolio	5,795	—	(30,055)	28,212

The Equity Income, Mid Cap Value, International Growth, Research International Core, International Equity, Emerging Markets Equity, Balanced and Asset Allocation Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains and repatriation taxes.

Notes to Financial Statements	221

Notes to Financial Statements

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2011 and the year ended December 31, 2010 are summarized below:

Portfolio	2011 Reimbursements	2010 Reimbursements
International Growth Portfolio	$186,460	$133,439
Research International Core Portfolio	102,894	93,733
International Equity Portfolio	2,172,490	2,391,468
Emerging Markets Equity Portfolio	129,536	181,227

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Basis of Consolidation

The Subsidiary, a Cayman Islands exempted company, was incorporated on March 8, 2011 and is a wholly owned subsidiary of the Commodities Portfolio. Investing in the Subsidiary allows the Commodities Portfolio to achieve greater exposure to commodities-related investments in pursuit of its investment objectives as outlined in the prospectus and statement of additional information. The Commodities Portfolio is the sole shareholder of the Subsidiary with the intent that the Commodities Portfolio will retain all rights to the Subsidiary. The Commodities Portfolio may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity index linked and commodity linked derivative instruments and other derivatives such as swap agreements and futures contracts that provide exposure to the performance of the commodities markets. The Subsidiary also may invest in fixed income securities. The Commodities Portfolio’s Schedule of Investments and related financial statements have been consolidated and includes the accounts of both the Commodities Portfolio and the Subsidiary. All inter-company transactions and balances have been eliminated.

Note 12. Investment Income and Securities Transactions

For the period ended June 30, 2011, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
		(Amounts in thousands)
Growth Stock Portfolio	$153,589	$—	$158,799	$—
Focused Appreciation Portfolio	114,868	—	106,448	—
Large Cap Core Stock Portfolio	119,149	—	129,877	—
Large Cap Blend Portfolio	13,875	—	10,932	—
Index 500 Stock Portfolio	22,593	—	46,229	—
Large Company Value Portfolio	22,581	—	16,919	—
Domestic Equity Portfolio	57,667	—	70,215	—
Equity Income Portfolio	39,655	—	21,704	—
Mid Cap Growth Stock Portfolio	171,076	—	199,865	—
Index 400 Stock Portfolio (a)	27,746	—	31,052	—
Mid Cap Value Portfolio	64,134	—	63,329	—
Small Cap Growth Stock Portfolio	171,451	—	177,539	—
Index 600 Stock Portfolio (b)	15,703	—	11,425	—
Small Cap Value Portfolio	13,897	—	10,927	—
International Growth Portfolio	121,489	—	126,004	—
Research International Core Portfolio	$23,921	$—	$15,305	$—
International Equity Portfolio	154,661	—	168,104	—
Emerging Markets Equity Portfolio	38,990	—	43,639	—

222	Notes to Financial Statements

Notes to Financial Statements

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
Short-Term Bond Portfolio	40,211	76,593	22,359	70,505
Select Bond Portfolio	580,651	395,651	385,068	658,429
Long-Term U.S. Government Bond Portfolio	8,859	376,668	8,234	379,351
Inflation Protection Portfolio	20,315	24,645	12,382	13,394
High Yield Bond Portfolio	122,718	—	104,885	—
Multi-Sector Bond Portfolio	66,887	17,188	52,213	24,680
Commodities Return Strategy Portfolio Consolidated Reporting	60,358	5,026	4,510	2,510
Balanced Portfolio	925,624	227,470	875,011	397,021
Asset Allocation Portfolio	86,365	21,633	81,424	28,670

(a) Includes (in thousands) $311 of purchases with affiliates and $41 of sales with affiliates

(b) Includes (in thousands) $41 of purchases with affiliates and $311 of sales with affiliates

Note 13. Subsequent Events

Effective July 1, 2011, with respect to the Money Market Portfolio, MSA has reduced the voluntary waiver of its investment advisory fees from 0.30% to 0.15% of the Portfolio’s assets. The voluntary waiver will continue to be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Notes to Financial Statements	223

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

224	Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2011

At its February 24, 2011 meeting, the Series Fund Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved (1) an Investment Advisory Agreement between the Series Fund and Mason Street Advisors with respect to the Series Fund’s new Commodities Return Strategy Portfolio (the “New Advisory Agreement”); (2) an Investment Sub-Advisory Agreement between Mason Street Advisors and Credit Suisse Asset Management, LLC (“Credit Suisse”) relating to the Commodities Return Strategy Portfolio (the “New Sub-Advisory Agreement”); and (3) the continuance of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s existing Portfolios (collectively, the “Existing Advisory Agreements”).

At its May 12, 2011 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio; (2) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio; (3) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Capital Guardian Trust Company (“Cap Guardian”) relating to the Series Fund’s Domestic Equity Portfolio; and (4) the Investment Sub-Advisory Agreement between Mason Street Advisors and Cap Guardian relating to the Series Fund’s Large Cap Blend Portfolio. MFS, Templeton and Cap Guardian are sometimes collectively referred to hereinafter as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to hereinafter as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Sub-Advisers are collectively referred to hereinafter as the “Existing Sub-Advisory Agreements.”

In determining whether to approve the New Advisory Agreement and New Sub-Advisory Agreement and the continuance of the Existing Advisory Agreements and the Existing Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors, Credit Suisse and the other Sub-Advisers to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Existing Advisory Agreements and the Existing Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of the nature, extent and quality of services, and the performance, fees, expenses, style consistency and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with the approval of the New Advisory Agreement and New Sub-Advisory Agreement and the continuance of the Existing Advisory Agreements and Existing Sub-Advisory Agreements, and summarizing the legal standards governing the

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review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to the Sub-Advisers under the Series Fund’s manager of managers structure. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers present, and were represented throughout the process by legal counsel.

Approval of New Agreements Relating to the Commodities Return Strategy Portfolio

At its February 24, 2011 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the New Advisory Agreement between the Series Fund and Mason Street Advisors with respect to the Commodities Return Strategy Portfolio (“New Portfolio”). The Board also unanimously approved the New Sub-Advisory Agreement between Mason Street Advisors and Credit Suisse with respect to the New Portfolio. The material factors and conclusions that formed the basis for these approvals include those discussed below. In addition to the information provided to them and made available in connection with the Board’s February 2011 meeting as well as the Board’s meetings in August and November 2010 regarding Mason Street Advisors, Credit Suisse and the New Portfolio, including an in-person presentation from Credit Suisse and Mason Street Advisors’ report of its on-site due diligence visits to Credit Suisse, the Board considered its experience with and knowledge of the nature and quality of services provided by Mason Street Advisors for the existing Portfolios and their interactions with Mason Street Advisors and its representatives and affiliates. The Board evaluated a variety of information it deemed relevant. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Mason Street Advisors’ Services. The Board evaluated the nature, scope, extent and quality of services to be provided by Mason Street Advisors with respect to the New Portfolio in light of its extensive experience with Mason Street Advisors. The factors considered by the Board included Mason Street Advisors’ investment personnel to be associated with the New Portfolio, the resources to be committed by Mason Street Advisors in managing the New Portfolio and Mason Street Advisors’ experience in overseeing sub-advisers. Given the Board’s experience with Mason Street Advisors, it was familiar with and had a good understanding of Mason Street Advisors’ organization, operations, investment philosophy and personnel. The Board recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates would provide certain other services necessary for the operation of the New Portfolio and the servicing of the beneficial owners of shares of the Series Fund. Based on its review of these factors and its experience with Mason Street Advisors’ services for the existing Portfolios, the Board concluded that it was satisfied with the nature, extent and quality of services to be provided by Mason Street Advisors with respect to the New Portfolio, and the resources to be committed by Mason Street Advisors in providing those services.

Nature, Extent and Quality of Credit Suisse’s Services. The Board evaluated the nature, scope, extent and quality of services to be provided by Credit Suisse with respect to the New Portfolio. The Board considered the process followed to determine the addition of commodities as an asset class to the Series Fund and to identify a sub-adviser for the New Portfolio, and the rationale for the recommendation of Credit Suisse. The Board considered Credit Suisse’s reputation as an investment manager as well as the financial strength and stability of its organization. The Board also considered the significant investment made by Credit Suisse in support of its commodities mandate, and the breadth and depth of experience of Credit Suisse in managing other accounts using similar investment strategies, including other mutual funds using a substantially similar strategy. The experience and tenure of the investment personnel and the investment processes to be employed by Credit Suisse were also considered, as were the resources available to be committed in managing the New Portfolio. Based on its review of these factors and other factors deemed relevant, the Board concluded that it was satisfied with the nature, extent and quality of services to be provided by Credit Suisse with respect to the New Portfolio, and the resources to be committed by Credit Suisse in providing the services.

Investment Performance. It was not possible for the Board to consider Credit Suisse’s investment performance in managing the New Portfolio as a factor in evaluating the New Sub-Advisory Agreement. However, the Board did consider Credit Suisse’s record with accounts managed in a similar manner, including another mutual fund, with an investment objective, investment policies and investment strategies substantially similar to the New Portfolio to be sub-advised by Credit Suisse. In addition to considering the absolute performance for these similar accounts over differing time periods, the Board considered a comparison of the performance to the returns of a peer group and universe of comparable funds underlying variable insurance products as compiled by an independent research firm, and to the performance averages of the respective Morningstar and Lipper categories for the same periods. The Board evaluated the similar accounts’ relative performance, and considered

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independent rankings and ratings where applicable, to provide an objective comparative benchmark against which it could assess the experience and ability of Credit Suisse in managing similar accounts. Based on its review of the various measures and periods of investment performance, the Board concluded that it was satisfied with the experience and capabilities of Credit Suisse and the personnel to be associated with the New Portfolio.

Management Fees and Other Expenses. In evaluating the proposed management fees and expenses, the Board considered the New Portfolio’s management fees and expected expense ratio in absolute terms as well as compared with the fees and expenses of an independently selected peer group of mutual funds. The Board considered the comparative data as a guide to help assess the reasonableness of the New Portfolio’s advisory fee, although the Board acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent. The Board also considered the projected size of the New Portfolio and the fact that under the New Advisory Agreement, Mason Street Advisors would be responsible for many of the administrative and operational expenses of the New Portfolio. The existence of breakpoints in the management fee schedule for the New Portfolio was also considered. The Board did not consider the management fees charged to other Mason Street Advisors clients as relevant in assessing the fees charged to the New Portfolio because substantially all of those accounts were managed for affiliates of Mason Street Advisors and, as such, they were priced based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors to the Series Fund as compared to the services provided to its affiliated clients, and the different investment objectives and policies of such clients. The Board also separately considered the allocation between Mason Street Advisors and Credit Suisse of the New Portfolio’s investment advisory fee (i.e. the amount of the advisory fee retained by Mason Street Advisors relative to that paid to Credit Suisse as a sub-advisory fee). The Board determined that the allocation was reasonable and the product of arm’s length negotiation between Mason Street Advisors and Credit Suisse.

The Board noted that the New Portfolio was projected to be in the second quartile (meaning second lowest expense category) of its peer group with respect to total operating expenses. The Board considered that Mason Street Advisors would assume many of the administrative and operational expenses of the New Portfolio, in addition to the investment management expenses, and had also agreed to implement an expense cap arrangement with respect to the New Portfolio. Based on its review of the management and other expenses, the comparative data, the performance of accounts managed similarly to the New Portfolio, and other factors deemed relevant by the Board, the Board concluded that the management fees and total operating expenses of the Portfolio were reasonable in relation to the nature, scope and quality of services to be provided and the experience of Credit Suisse in managing funds similar to the New Portfolio.

Costs and Profitability. The Board considered Mason Street Advisors’ methodology in establishing the proposed level of management fees, including its targeted profitability, for the New Portfolio, as well as the pricing methodology for the products for which the New Portfolio would underlie an investment option. The Board also considered that, under the New Advisory Agreement, Mason Street Advisors would assume most of the administrative and operating expenses of the New Portfolio in addition to expenses associated with the management of the assets. In connection with its review of the targeted profitability of Mason Street Advisors with respect to the New Portfolio, the Board also considered services provided by affiliates of Mason Street Advisors. The Board also received information regarding soft dollar arrangements and other direct or indirect benefits Mason Street Advisors may receive as a result of its relationship with the Series Fund.

The Board reviewed information relating to Credit Suisse’s targeted profitability for services to be provided to the New Portfolio. The Board also received information regarding soft dollar arrangements and other direct or indirect benefits Credit Suisse may receive as a result of its relationship with the Series Fund or Mason Street Advisors and its affiliates. The Board considered that the establishment of the sub-advisory fees with Credit Suisse, to be paid by Mason Street Advisors out of its advisory fee, was based on arm’s length negotiations between Mason Street Advisors and Credit Suisse.

The Board recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on its review of the profitability analysis for the New Portfolio, the Board concluded that it was satisfied that Mason Street Advisors’ targeted level of profitability from its relationship with the Portfolio was not excessive.

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Continuation of the Investment Advisory Agreements Between the Series Fund and Mason Street Advisors

At its February 24, 2011 meeting, the Series Fund Board, including the Independent Directors, unanimously approved continuance of the Existing Advisory Agreements with respect to each Series Fund Portfolio. The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure and the tenure and experience of Mason Street Advisors’ investment personnel in general and the portfolio managers of each Portfolio in particular. The directors also considered the scope of the services provided by Mason Street Advisors, its general investment philosophy, the specific investment strategies employed for each Portfolio and the performance of the Portfolios. The directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other services necessary for the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors took into consideration Mason Street Advisors’ compliance oversight with respect to the Portfolios and its risk management infrastructure. Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, and the resources committed by Mason Street Advisors in providing those services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors also renewed detailed oversight grids containing additional information about the Portfolios, including other comparative performance measures, style consistency and expenses. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors resulting in the performance of each Portfolio. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.

The performance discussion was supplemented by Mason Street Advisors’ review of the market conditions and factors that had resulted in the underperformance by certain Portfolios over various periods, and a discussion of the additional steps that Mason Street Advisors was implementing to address the performance of certain Portfolios, including certain sub-advised Portfolios. For example, the Board commented favorably on improvements to the Small Cap Growth Stock Portfolio’s risk adjusted return and its reduced portfolio turnover rate. Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken to address performance, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Portfolios over time.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolios, the directors considered the actual and contractual fees paid by each Portfolio under the Existing Advisory Agreements and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each

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Portfolio’s respective peer group. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent. The directors also considered the fact that the Existing Advisory Agreements required Mason Street Advisors to be responsible for many of the administrative and operational expenses of the Portfolios, and the allocation of those expenses between Mason Street Advisors and the Portfolios. The directors did not consider the management fees charged to other Mason Street Advisors’ clients as relevant in assessing the fees charged to the Series Fund Portfolios, because substantially all of those accounts were managed for affiliates of Mason Street Advisors and, as such, were priced based on different factors and considerations, including differences in the level and nature of service provided by Mason Street Advisors to the Series Fund as compared to the services provided by it to its affiliated clients. In some instances, these accounts had investment objectives and policies different than the Portfolios.

The directors considered each Portfolio’s operating expenses, and noted that overall the expense ratios of the Portfolios were extremely competitive compared to peer groups and to the industry at large. The directors considered that 25 of the 27 Portfolios were in the top two quartiles (meaning lowest expenses) of their respective Lipper peer group category for total operating expenses, with 15 of the 25 in the top 10%, while the remaining Portfolios were in the third expense quartile of their respective Lipper peer group category. With respect to the two Portfolios in the third quartile, directors considered the nature of the expenses which had contributed to the higher operating expenses and noted that expense caps were in place with respect to each such Portfolio. In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for certain of the Portfolios, the amounts waived or reimbursed by Mason Street Advisors under the agreements and Mason Street Advisors’ plans to implement expense cap arrangements for two additional Portfolios. The directors also considered the impact of the breakpoints contained in the fee schedules for 20 of the 27 Portfolios, and the reasons why breakpoints for the remaining Portfolios had not been established. Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. Also considered was the financial condition of Mason Street Advisors and detailed information concerning Mason Street Advisors’ overall and net profit margins for each of the Portfolios. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Lipper category and the ranking of each Portfolio within the categories. In addition to information regarding Mason Street Advisors’ pricing methodology, the Board also considered Mason Street Advisors’ target profitability margins and the methodologies for expense allocations and profit margin calculations. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios.

The Board also considered that the assets of three of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securites and Exchange Commission to such ETFs, and concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicatve of, services provided by the ETFs.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

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Continuation of the Existing Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its May 12, 2011 meeting, the Series Fund Board, including the Independent Directors, unanimously approved continuance of the Existing Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. In addition to the information provided to them at the meeting by Mason Street Advisers and the Sub-Advisers, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their discussions with representatives of Mason Street Advisers, its affiliates and the Sub-Advisers. The directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios, as well as information from Mason Street Advisors regarding due diligence which had been conducted with each Sub-Adviser. The directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the directors included the Sub-Adviser’s overall business, organization and management structure, the tenure and experience of the Sub-Adviser’s investment personnel in general and the portfolio managers of each of the Sub-Advised Portfolios in particular, changes in key personnel, and each Sub-Adviser’s succession plan. With respect to the International Equity Portfolio, the directors considered the impact to the Portfolio of the departure of a key portfolio manager and concluded that they were not uncomfortable with the investment personnel who would be providing services to the Portfolio on an ongoing basis. The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers, and concluded that there had been no changes in the level of service provided. In connection therewith, the directors evaluated the composition of the current investment management team for the Emerging Markets Equity Portfolio as well as the portfolio construction and decision-making process for the Portfolio. The directors also considered the explanation of Cap Guardian regarding the recent assumption by the Portfolios’ sole common portfolio manager of a key executive management role and its potential impact on the level of service being provided to the Portfolios. Consideration was also given to the Sub-Advisers’ respective reputations in providing investment management services, the Sub-Advisers’ experience and the performance of the Sub-Advised Portfolios. The directors also reviewed information provided by each Sub-Adviser with respect to its financial condition, assets under management and investments in the infrastructures supporting their respective investment advisory businesses. With respect to the portfolios sub-advised by MFS, the Board’s considerations included the strong financial position of MFS’ parent company and its demonstrated willingness to invest in the expansion of MFS’ global investment platform. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by Sub-Advisers on behalf of the respective Sub-Advised Portfolios, and the resources committed by each Sub-Adviser in providing those services.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance for each Sub-Advised Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.

While the directors expressed continued concern with the longer term performance of the Domestic Equity and Large Cap Blend Portfolios sub-advised by Cap Guardian, they considered the improving performance of such Portfolios in light of the changes that had been implemented to Cap Guardian’s investment infrastructure and personnel and the ongoing efforts of Mason Street Advisors to monitor the Portfolios’ performance. With respect to the Emerging Markets Equity Portfolio, the

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directors considered MFS’ discussion of the factors that had impacted the Portfolio’s performance over the recent period. For the reasons and based on the discussion summarized above, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. In evaluating the management fees and total expenses paid by the Sub-Advised Portfolios, the directors considered the actual and contractual fees paid by each Sub-Advised Portfolio, as presented in connection with the review of the Series Fund’s investment management agreement with Mason Street Advisors. The directors also considered the sub-advisory fees to be paid by Mason Street Advisers out of its management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisers for similarly managed accounts. The directors also considered a comparison of the actual and contractual management fees of the Sub-Advised Portfolios and those of an independently selected peer group of mutual funds for each of the Sub-Advised Portfolios. The directors considered that the fee schedules for the Sub-Advised Portfolios contained breakpoints, and that the fee schedules and breakpoints evidenced an appropriate sharing of economies of scale between the each Sub-Advised Portfolio and Mason Street Advisors. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense cap arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio. The directors considered the comparative data as a tool to help assess the reasonableness of each Sub-Advised Portfolio’s advisory fee, although they noted that it was difficult to make precise comparisons with other funds because the exact nature of services provided to peer funds is often not apparent.

The directors also considered the total operating expenses of each of the Sub-Advised Portfolios and compared those expenses with those of each Sub-Advised Portfolio’s respective peer group. The directors noted in particular the favorable Lipper expense rankings of the Portfolios sub-advised by Templeton and Cap Guardian. The directors also considered the nature of the expenses that had contributed to the higher total operating expenses of the Portfolios sub-advised by MFS and noted that expense cap agreements were in place with respect to each such Portfolio.

Based on their review of the above information and other factors deemed relevant by the directors, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Costs and Profitability. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Sub-Advisers or their affiliates who had not provided specific profitability information. The directors also considered the profitability of Mason Street Advisors. In all instances, including those where profitability information had not been provided, the directors noted that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. In connection with their review, the directors were presented with information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from the Sub-Advised Portfolios. Based on their review, the directors concluded that they were satisfied that the fees paid by each of the Sub-Advised Portfolios was not excessive.

Other Information

The directors were presented with other information intended to assist them in their consideration of the approval of the New Advisory Agreement and New Sub-Advisory Agreement and the continuation of the Existing Advisory Agreements and Existing Sub-Advisory Agreements. This information included information about the services provided by affiliates of Mason Street Advisors to the Portfolios, information regarding brokerage commissions and portfolio turnover, reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. It further included information relating to each Sub-Adviser’s risk management infrastructure, the inclusion of certain Sub-Advisers in various distribution programs of Mason Street Advisors’ affiliates, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions, and information regarding code of ethics, the results of recent testing under business continuity plans, succession planning and other matters.

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Conclusions of the Directors

Based on a consideration of all information it deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment (i) concluded that the terms of the proposed New Advisory Agreement and New Sub-Advisory Agreement were fair and reasonable, and approved each Agreement for an initial two-year period as being in the best interest of the New Portfolio and its future shareholders, and (ii) concluded that the terms of the Existing Advisory Agreements and Existing Sub-Advisory Agreements were fair and reasonable, and approved the continuation of each Agreement for an additional one-year period as being in the best interests of each other Portfolio.

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REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ R. David Ells
R. David Ells, President

Date: August 15, 2011

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 15, 2011